      As filed with the Securities and Exchange Commission on March 1, 2002

                                                      1933 Act File No. 33-11387
                                                      1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                  Pre-Effective Amendment No.                            [ ]
                                                ----                     [X]
                  Post-Effective Amendment No.   39
                                                ----

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                  Amendment No.                  40
                                                ----
                        (Check appropriate box or boxes.)

                            AMERICAN AADVANTAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

           Approximate Date of Proposed Public Offering March 1, 2002
                                                        --------------

It is proposed that this filing will become effective (check appropriate box)
        [ ] immediately upon filing pursuant to paragraph (b)
        [X] on March 1, 2002 pursuant to paragraph (b)
        [ ] 60 days after filing pursuant to paragraph (a)(1)
        [ ] on (date) pursuant to paragraph (a)(1)
        [ ] 75 days after filing pursuant to paragraph (a)(2)
        [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has adopted a master-feeder operating structure for seven of its fifteen series. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust, the Quantitative Master Series Trust and the State Street Equity 500 Index Portfolio, the master trusts, and the American AAdvantage Funds, the feeder trust.

                            AMERICAN AADVANTAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

         Cover Sheet

         Contents of Registration Statement

         Prospectus for the Institutional Class consisting of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, Small Cap Index Fund, International Equity Index Fund, High Yield Bond Fund, Intermediate Bond Fund, Short-Term Bond Fund, Money Market Fund, and Municipal Money Market Fund

         Prospectus for the PlanAhead Class consisting of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, Small Cap Value Fund, International Equity Fund, S&P 500 Index Fund, High Yield Bond Fund, Intermediate Bond Fund, Short-Term Bond Fund, Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund

         Prospectus for the AMR Class consisting of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund-Institutional Class, Small Cap Index Fund-Institutional Class, International Equity Index Fund-Institutional Class, Intermediate Bond Fund and Short-Term Bond Fund

         Prospectus for the Platinum Class of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund

         Prospectus for the Cash Management Class of the American AAdvantage Money Market Fund and American AAdvantage U.S. Government Money Market Fund

         Statement of Additional Information for the AMR Class, Cash Management Class, Institutional Class and PlanAhead Class of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, S&P 500 Index Fund, Small Cap Index Fund, International Equity Index Fund, High Yield Bond Fund, Intermediate Bond Fund, Short-Term Bond Fund, Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund

         Statement of Additional Information for the Platinum Class of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund and American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund

         Part C

         Signature Pages

         Exhibits

------------------------------------
        INSTITUTIONAL CLASS
------------------------------------

               [LOGO]                            [EAGLE LOGO]

                                              [GLOBE LOGO]
           PRIVACY POLICY


                AND

             PROSPECTUS

           MARCH 1, 2002


  [AMERICAN AADVANTAGE FUNDS LOGO]

                       EQUITY FUNDS
                                        --------------------------------------
                                        - BALANCED FUND

                                        - LARGE CAP VALUE FUND

                                        - LARGE CAP GROWTH FUND

                                        - SMALL CAP VALUE FUND

                                        - INTERNATIONAL EQUITY FUND

                                        - EMERGING MARKETS FUND
                        INDEX FUNDS
                                        --------------------------------------
                                        - S&P 500 INDEX FUND

                                        - SMALL CAP INDEX FUND

                                        - INTERNATIONAL EQUITY INDEX FUND
                         BOND FUNDS
                                        --------------------------------------
                                        - HIGH YIELD BOND FUND

                                        - INTERMEDIATE BOND FUND

                                        - SHORT-TERM BOND FUND
                 MONEY MARKET FUNDS
                                        --------------------------------------
                                        - MONEY MARKET FUND


                                        - MUNICIPAL MONEY MARKET FUND



     MANAGED BY AMR INVESTMENT SERVICES, INC.              This page is not part of the Prospectus.


                        [AMERICAN AADVANTAGE FUNDS LOGO]


                                 PRIVACY POLICY



The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.



We may collect nonpublic personal information about you from one or more of the following sources:



-information we receive from you on applications or other forms;



-information about your transactions with us or our service providers; and



-information we receive from third parties.



We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.



We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.



                    This page is not part of the Prospectus.

------------------------------------
        INSTITUTIONAL CLASS
------------------------------------

               [LOGO]                          [EAGLE LOGO]

             PROSPECTUS                        [GLOBE LOGO]

           MARCH 1, 2002


  [AMERICAN AADVANTAGE FUNDS LOGO]

                       EQUITY FUNDS
                                        --------------------------------------
                                        - BALANCED FUND

                                        - LARGE CAP VALUE FUND

                                        - LARGE CAP GROWTH FUND

                                        - SMALL CAP VALUE FUND

                                        - INTERNATIONAL EQUITY FUND

                                        - EMERGING MARKETS FUND
                        INDEX FUNDS
                                        --------------------------------------
                                        - S&P 500 INDEX FUND

                                        - SMALL CAP INDEX FUND

                                        - INTERNATIONAL EQUITY INDEX FUND
                         BOND FUNDS
                                        --------------------------------------
                                        - HIGH YIELD BOND FUND

                                        - INTERMEDIATE BOND FUND

                                        - SHORT-TERM BOND FUND
                 MONEY MARKET FUNDS
                                        --------------------------------------
                                        - MONEY MARKET FUND


                                        - MUNICIPAL MONEY MARKET FUND


                                                           The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the
                                                           investment merit of these Funds. To state otherwise is a criminal
     MANAGED BY AMR INVESTMENT SERVICES, INC.              offense.


              [AMERICAN AADVANTAGE FUNDS INSTITUTIONAL CLASS LOGO]

TABLE OF CONTENTS



About the Funds

Overview.........................................     2
Balanced Fund....................................     3
Large Cap Value Fund.............................     6
Large Cap Growth Fund............................     8
Small Cap Value Fund.............................    10
International Equity Fund........................    12
Emerging Markets Fund............................    14
S&P 500 Index Fund...............................    16
Small Cap Index Fund.............................    18
International Equity Index Fund..................    20
High Yield Bond Fund.............................    23
Intermediate Bond Fund...........................    26
Short-Term Bond Fund.............................    28
Money Market Fund................................    30
Municipal Money Market Fund......................    32
The Manager......................................    34
SSgA and Fund Asset Management...................    34
The Investment Advisers..........................    35
Valuation of Shares..............................    37

About Your Investment

Purchase and Redemption of Shares................    37
Distributions and Taxes..........................    40

Additional Information

Distribution of Fund Shares......................    40
Master-Feeder Structure..........................    41
Financial Highlights.............................    41
Additional Information...................... Back Cover


ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview

The American AAdvantage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.


The International Equity, S&P 500 Index, Small Cap Index, International Equity Index, Money Market and Municipal Money Market Funds operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio with a similar name and identical investment objective.

- The International Equity, Money Market and Municipal Money Market Funds invest all of their investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust"). The AMR Trust is managed by the Manager.

- The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio. The State Street Equity 500 Index Portfolio is managed by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company.

- The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust"). The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership wholly owned by Merrill Lynch & Co., Inc.


Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".


--------------------------------------------------------------------------------

About the Fund                          2                             Prospectus

AMERICAN AADVANTAGE

BALANCED FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------


Ordinarily, between 50% and 70% of the Fund's total assets are invested in equity securities and between 30% and 50% of the Fund's total assets are invested in debt securities.


The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").


The Manager currently allocates the Fund's assets among four investment advisers:



  AMR Investment Services, Inc.


  Barrow, Hanley, Mewhinney & Strauss, Inc.


  Brandywine Asset Management, LLC



  Hotchkis and Wiley Capital Management, LLC



The Fund's equity assets are allocated, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Asset Management, LLC and Hotchkis and Wiley Capital Management, LLC. The Fund's fixed income assets are allocated, generally on an equal basis, among AMR Investment Services, Inc., Barrow, Hanley, Mewhinney & Strauss, Inc. and Brandywine Asset Management, LLC.


The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities; U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of the Fund's total assets. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the investment advisers generally use a "top-down" or "bottom-up" investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examin-

--------------------------------------------------------------------------------

Prospectus                              3                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

  ing actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK (STOCKS)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

INTEREST RATE RISK (BONDS)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to four broad-based market indices and the Lipper Balanced Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................   8.97%
93..........................................................  14.46%
94..........................................................  -1.84%
95..........................................................  28.79%
96..........................................................  13.96%
97..........................................................  19.87%
98..........................................................   8.28%
99..........................................................  -3.59%
00..........................................................  10.57%
01..........................................................   5.59%



Highest Quarterly Return:                 9.96%
  (1/1/92 through 12/31/01)         (2nd Quarter 1997)
Lowest Quarterly Return:                  -7.71%
  (1/1/92 through 12/31/01)         (3rd Quarter 1999)



--------------------------------------------------------------------------------

About the Fund                          4                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/01
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES             5.59%     7.88%      10.13%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 3.99%     4.74%       7.12%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   3.52%     5.22%       7.10%
------------------------------------------------------------
S&P 500/Barra Value Index(1)   -11.71%    9.49%      13.10%
S&P 500 Index(2)               -11.88%   10.70%      12.94%
Lehman Bros. Intermediate
  Gov./Credit Index(3)          8.98%     7.09%       6.81%
Lehman Bros. Aggregate
  Index(4)                      8.42%     7.43%       7.23%
Lipper Balanced Index          -3.25%     8.38%       9.54%


(1) The S&P 500/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Intermediate Gov./Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.


(4) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. As of March 1, 2002, this Index replaces the Lehman Bros. Intermediate Gov./Credit Index as the Fund's fixed-income market index, because it better reflects the principal strategies of the Fund.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.29%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.33
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.62%
                                                       ====



(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Balanced Portfolio of the AMR Trust.

Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $63
3 YEARS...................................  $199
5 YEARS...................................  $346
10 YEARS..................................  $774



--------------------------------------------------------------------------------

Prospectus                              5                         About the Fund

AMERICAN AADVANTAGE

LARGE CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------


Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").


The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc.


  Brandywine Asset Management, LLC



  Hotchkis and Wiley Capital Management, LLC


  Metropolitan West Capital Management, LLC

The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

---------------

(1) The Russell 1000(R) Index is a service mark of Frank Russell Company.

--------------------------------------------------------------------------------

About the Fund                          6                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper Multi-Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................  11.90%
93..........................................................  15.74%
94..........................................................  -1.14%
95..........................................................  34.43%
96..........................................................  21.09%
97..........................................................  26.48%
98..........................................................   6.17%
99..........................................................  -4.62%
00..........................................................  11.44%
01..........................................................   2.10%



Highest Quarterly Return:                14.13%
  (1/1/92 through 12/31/01)        (2nd Quarter 1997)
Lowest Quarterly Return:                -14.03%
  (1/1/92 through 12/31/01)        (3rd Quarter 1998)



                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/01
                                ----------------------------
                                1 YEAR   5 YEARS    10 YEARS
                                ------   --------   --------
RETURN BEFORE TAXES              2.10%     7.82%     11.75%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  1.11%     5.03%      9.05%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    1.48%     5.59%      8.85%
------------------------------------------------------------
S&P 500/Barra Value Index(1)    -11.71%    9.49%     13.10%
S&P 500 Index(2)                -11.88%   10.70%     12.94%
Lipper Multi Cap Value Index     1.30%     9.73%     12.32%


(1) The S&P 500/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.30%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.34
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.64%
                                                       ====



(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Large Cap Value Portfolio of the AMR Trust.

Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $65
3 YEARS...................................  $205
5 YEARS...................................  $357
10 YEARS..................................  $798



--------------------------------------------------------------------------------

Prospectus                              7                         About the Fund

AMERICAN AADVANTAGE

LARGE CAP GROWTH FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------


Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000 Index at the time of investment. The Russell 1000(R) Index(1) measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks") that the investment advisers believe have above-average growth potential.


The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:

  Goldman Sachs Asset Management ("GSAM")

  J.P. Morgan Investment Management Inc. ("J.P. Morgan")

GSAM utilizes quantitative techniques and fundamental research in seeking to maximize its portion of the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000(R) Growth Index.(1) GSAM attempts to structure a portfolio that seeks attractively-valued stocks with positive momentum.

J.P. Morgan attempts to allocate its portion of the Fund's assets across industries in weightings similar to those of the Russell 1000 Growth Index. Within each industry, J.P. Morgan modestly overweights stocks that it determines to be undervalued or fairly valued, while modestly underweighting or not holding stocks that appear overvalued.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

GROWTH COMPANIES RISK
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

----------------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Large Cap Growth Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


---------------


(1) Russell 1000(R) Index and Russell 1000(R) Growth Index are service marks of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Fund                          8                             Prospectus

AMERICAN AADVANTAGE
LARGE CAP GROWTH FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

                                    [GRAPH]


               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01..........................................................  -20.97%



Highest Quarterly Return:                 14.97%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -21.98%
  (1/1/01 through 12/31/01)         (1st Quarter 2001)



                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/01
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR          (7/31/00)
                                -------      ---------------
RETURN BEFORE TAXES             -20.97%         -28.43%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 -20.97%         -28.45%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   -12.77%         -22.42%
------------------------------------------------------------
Lipper Large Cap Growth Index   -23.87%         -28.42%
Russell 1000(R) Growth
  Index(1)                      -20.42%         -28.80%



(1) The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with above-average price-to-book ratios and above-average forecasted growth values.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.63%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.38
                                                       ----
Total Annual Fund Operating Expenses                   1.01%
                                                       ====
Fee Waiver and/or Expense Reimbursement                0.02%(2)
NET EXPENSES                                           0.99%



(1) From its inception on July 31, 2000 to March 1, 2001, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Large Cap Growth Portfolio through February 28, 2001.



(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through October 31, 2002 to the extent that Total Annual Fund Operating Expenses exceed 0.99%.

Example

-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through October 31, 2002, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR .................................    $101
3 YEARS.................................    $320
5 YEARS.................................    $556
10 YEARS................................  $1,234



--------------------------------------------------------------------------------

Prospectus                              9                         About the Fund

AMERICAN AADVANTAGE

SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------


Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of U.S. companies with market capitalizations of $2 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").


The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:


  Brandywine Asset Management, LLC



  Hotchkis and Wiley Capital Management, LLC


The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


--------------------------------------------------------------------------------

About the Fund                         10                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

99..........................................................  -4.79%
00..........................................................  18.99%
01..........................................................  27.99%



Highest Quarterly Return:                22.27%
  (1/1/99 through 12/31/01)        (4th Quarter 2001)
Lowest Quarterly Return:                -13.00%
  (1/1/99 through 12/31/01)        (3rd Quarter 2001)



                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/01
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR         (12/31/98)
                                ------       ---------------
RETURN BEFORE TAXES             27.99%           13.19%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 25.23%           11.50%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   17.51%            9.91%
------------------------------------------------------------
Russell 2000(R) Value Index(1)  14.03%           11.33%
Lipper Small Cap Value Index    17.20%           11.29%


(1) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. Russell 2000 (R) Value Index is a service mark of the Frank Russell Company.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.58%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.31
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.89%
                                                       ====



(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Small Cap Value Portfolio of the AMR Trust.

Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................     $91
3 YEARS.................................    $284
5 YEARS.................................    $493
10 YEARS................................  $1,096



--------------------------------------------------------------------------------

Prospectus                             11                         About the Fund

AMERICAN AADVANTAGE

INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio of the AMR Trust.

Ordinarily, at least 80% of the Fund's total assets are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund may invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.


The Manager currently allocates the Fund's assets among four investment advisers:



  Causeway Capital Management LLC



  Independence Investment LLC ("Independence")


  Lazard Asset Management


  Templeton Investment Counsel, LLC



Approximately 10% of the Fund's assets are allocated to Independence, and the remainder are allocated, generally on an equal basis, among the other three investment advisers.


The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The investment advisers may also consider potential changes in currency exchange rates when choosing stocks. Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts or currency futures to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.


Independence utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

--------------------------------------------------------------------------------

About the Fund                         12                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts, foreign currency forward contracts and options on futures as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the investment advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money. ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92.............................  -11.03%
93.............................   42.33%
94.............................    0.98%
95.............................   17.69%
96.............................   19.78%
97.............................    9.56%
98.............................   11.73%
99.............................   26.91%
00.............................   -4.14%
01.............................  -15.43%



Highest Quarterly Return:                 15.19%
  (1/1/92 through 12/31/01)         (4th Quarter 1998)
Lowest Quarterly Return:                 -15.60%
  (1/1/92 through 12/31/01)         (3rd Quarter 1998)



                                 AVERAGE ANNUAL TOTAL RETURN
                                 ---------------------------
                                       AS OF 12/31/01
                                 ---------------------------
                                 1 YEAR   5 YEARS   10 YEARS
                                 ------   -------   --------
RETURN BEFORE TAXES              -15.43%   4.72%      8.54%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -15.81%   3.15%      7.02%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -9.18%    3.54%      6.64%
------------------------------------------------------------
EAFE Index(1)                    -21.44%   0.89%      4.46%
Lipper International Index       -19.34%   2.75%      6.67%


(1) The EAFE Index is an unmanaged index of international stock investment performance.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.36%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.42
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.78%
                                                       ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $80
3 YEARS...................................  $249
5 YEARS...................................  $433
10 YEARS..................................  $966



--------------------------------------------------------------------------------

Prospectus                             13                         About the Fund

AMERICAN AADVANTAGE

EMERGING MARKETS FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------


Ordinarily, at least 80% of the total assets of this Fund are invested in equity securities of issuers that:

- are primarily listed on the trading market of an emerging market country;

- are headquartered in an emerging market country; or

- derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.


An emerging market country is one that:

- has an emerging stock market as defined by the International Finance Corporation ("IFC");

- has a low- to middle-income economy according to the World Bank;

- is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets "Free" Index; or

- has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:


  Morgan Stanley Investment Management Inc.


  The Boston Company Asset Management, LLC ("The Boston Company")


Morgan Stanley Investment Management combines a top-down country allocation investment approach with bottom-up stock selection. Morgan Stanley Investment Management first allocates its portion of the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. Morgan Stanley Investment Management then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, Morgan Stanley Investment Management emphasizes thorough macroeconomic and fundamental research.


The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection then enhanced by broadly diversified country allocation.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

EMERGING MARKETS RISK
The risks of foreign investing mentioned on the previous page are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more

--------------------------------------------------------------------------------

About the Fund                         14                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

----------------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Emerging Markets Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01..........................................................   2.59%



Highest Quarterly Return:                 25.88%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.38%
  (1/1/01 through 12/31/01)         (3rd Quarter 2001)



                                           AVERAGE ANNUAL
                                            TOTAL RETURN
                                        --------------------
                                           AS OF 12/31/01
                                        --------------------
                                                    SINCE
                                                  INCEPTION
                                        1 YEAR    (7/31/00)
                                        -------   ----------
RETURN BEFORE TAXES                       2.59%    -15.80%
RETURN AFTER TAXES ON DISTRIBUTIONS       2.09%    -16.15%
RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES                 1.57%    -12.72%
------------------------------------------------------------
Lipper Emerging Markets Index            -3.48%    -16.92%
MSCI Emerging Markets Free Index(1)      -2.38%    -16.38%


(1) The MSCI Emerging Markets Free Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        1.03%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.40
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.43%
                                                       ====



(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Emerging Markets Portfolio of the AMR Trust.

Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $146
3 YEARS.................................    $452
5 YEARS.................................    $782
10 YEARS................................  $1,713



--------------------------------------------------------------------------------

Prospectus                             15                         About the Fund

AMERICAN AADVANTAGE

S&P 500 INDEX FUND(1)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES RISK
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

ADDITIONAL RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.

--------------------------------------------------------------------------------

About the Fund                         16                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper S&P 500 Index, a composite of funds with the same investment objective as the Fund. The returns of the broad-based market index to not reflect fees, expenses or taxes. The Fund began offering its shares on January 1, 1997. Prior to March 1, 1998, the Fund's shares were offered as AMR Class shares. On March 1, 1998, AMR Class shares of the Fund were designated Institutional Class shares. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

97..........................................................  33.09%
98..........................................................  28.87%
99..........................................................  20.70%
00..........................................................  -9.15%
01..........................................................  -12.12%



Highest Quarterly Return:                 21.32%
  (1/1/97 through 12/31/01)         (4th Quarter 1998)
Lowest Quarterly Return:                 -14.67%
  (1/1/97 through 12/31/01)         (3rd Quarter 2001)



                                              AVERAGE ANNUAL
                                               TOTAL RETURN
                                             ----------------
                                              AS OF 12/31/01
                                             ----------------
                                             1 YEAR   5 YEARS
                                             ------   -------
RETURN BEFORE TAXES                          -12.12%  10.57%
RETURN AFTER TAXES ON DISTRIBUTIONS          -12.53%  10.08%
RETURN AFTER TAXES ON DISTRIBUTIONS AND
  SALE OF FUND SHARES                        -7.38%    8.51%
-------------------------------------------------------------
S&P 500 Index(1)                             -11.88%  10.70%
Lipper S&P 500 Index                         -12.21%  10.40%


(1) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees(2)                                   0.045%
Distribution (12b-1) Fees                            0.000
Other Expenses                                       0.105
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                 0.150%
                                                     =====

(1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

(2) The Management Fee represents the fee for advisory, custody, transfer agency and administrative services that is paid by the State Street Equity 500 Index Portfolio to SSgA.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $15
3 YEARS...................................   $48
5 YEARS...................................   $85
10 YEARS..................................  $192


--------------------------------------------------------------------------------

Prospectus                             17                         About the Fund

AMERICAN AADVANTAGE

SMALL CAP INDEX FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To match the performance of the Russell 2000(R) Index(1) (the "Russell 2000" or "Index") as closely as possible before the deduction of Fund expenses.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master Small Cap Index Series of the Index Trust.


The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies weighted by market capitalization, as determined by the Frank Russell Company. As of June 30, 2001, the median market capitalization of the Russell 2000 was approximately $410 million. The Fund will be substantially invested in securities in the Russell 2000, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the Russell 2000. As a result of this strategy, the Fund is a non-diversified fund.


The Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.


The Fund may invest in derivative instruments, and may invest a substantial portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.

Principal Risk Factors

----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

---------------

(1)  Russell 2000(R) Index is a service mark of the Frank Russell Company.

--------------------------------------------------------------------------------

About the Fund                         18                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]


               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01..........................................................   2.07%



Highest Quarterly Return:                 21.11%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.71%
  (1/1/01 through 12/31/01)         (3rd Quarter 2001)



                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/01
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR          (7/31/00)
                                ------       ---------------
RETURN BEFORE TAXES              2.07%           -0.40%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  1.69%           -0.81%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    1.25%           -0.53%
------------------------------------------------------------
Lipper Small Cap Core Index      7.12%            6.20%
Russell 2000 Index(1)            2.49%           -0.23%



(1) The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.08%(2)
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.18
                                                       ----
Total Annual Fund Operating Expenses                   0.26%
                                                       ====
Fee Waiver                                             0.07%(2)
NET EXPENSES                                           0.19%


(1) The expense table and the Example below reflect the expenses of both the Fund and the Master Small Cap Index Series.

(2) FAM has contractually agreed to waive a portion of its investment advisory fee. After such waiver, the Management Fee is 0.01%.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $27
3 YEARS...................................   $84
5 YEARS...................................  $146
10 YEARS..................................  $331



--------------------------------------------------------------------------------

Prospectus                             19                         About the Fund

AMERICAN AADVANTAGE

INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------


To match the performance of the Morgan Stanley Capital International EAFE Index (the "EAFE Index" or "Index") as closely as possible before the deduction of Fund expenses.

Principal Strategies

--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master International (Capitalization Weighted) Index Series ("Master International Index Series") of the Index Trust.


The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the EAFE Index.(1) The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country's relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index's performance.


The Fund will be substantially invested in securities in the Index, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the Index. As a result of this strategy, the Fund is a non-diversified fund.

The Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund may not invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole.


The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with countries within the EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to the EAFE Index quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.

Principal Risk Factors

----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

---------------


(1) Morgan Stanley Capital International ("MSCI") has announced that it will make significant changes to the way it calculates the EAFE Index. These changes will take place in two stages, as of November 30, 2001 and May 31, 2002. As part of the implementation of these changes, MSCI introduced the MSCI Provisional EAFE Index. As of October 1, 2001, the Fund began to track the MSCI Provisional EAFE Index. As of June 1, 2002, MSCI anticipates that all changes will have been implemented, and accordingly, the EAFE Index will return as the Fund's benchmark. Until June 1, 2002, all references in this section to "EAFE Index" shall mean the "MSCI Provisional EAFE Index."


--------------------------------------------------------------------------------

About the Fund                         20                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return of the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return of the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

-----------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01..........................................................  -22.14%



Highest Quarterly Return:                 6.53%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -14.35%
  (1/1/01 through 12/31/01)         (3rd Quarter 2001)



                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/01
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR          (7/31/00)
                                ------       ---------------
RETURN BEFORE TAXES             -22.14%         -20.39%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 -22.51%         -20.87%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   -13.49%         -16.37%
------------------------------------------------------------
Provisional EAFE Index(1)       -21.60%         -19.72%
Lipper International Index      -19.34%         -19.05%



(1) Performance is that of the EAFE Index from inception through September 30, 2001 and that of the Provisional EAFE Index thereafter. The Provisional EAFE Index is an unmanaged index of international stock investment performance.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

Prospectus                             21                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.01%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.33
                                                       ----
Total Annual Fund Operating Expenses                   0.34%
                                                       ====
Fee Waiver                                             0.05%(2)
NET EXPENSES                                           0.29%

(1) The expense table and the Example below reflect the expenses of both the Fund and the Master International Index Series.


(2) FAM has agreed to waive a portion of its subadministration fees until the assets of the Master International Index Series reach $100 million.

Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $35
3 YEARS...................................  $109
5 YEARS...................................  $191
10 YEARS..................................  $431



--------------------------------------------------------------------------------

About the Fund                         22                             Prospectus

AMERICAN AADVANTAGE

HIGH YIELD BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

High current income and capital appreciation.

Principal Strategies
--------------------

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment adviser. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.


The Manager currently allocates all of the Fund's assets to MW Post Advisory Group, LLC ("MW Post"). The Manager, with the approval of the Fund's Board of Trustees, has appointed Metropolitan West Securities, LLC as an investment adviser to the fund for the sole purpose of lending the Fund's securities. Metropolitan West Securities will also have the responsibility for investing the cash collateral received in connection with securities loans, in accordance with guidelines approved by the Board.



The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its total assets in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.


The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, MW Post relies heavily on internal research and credit analysis. MW Post will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.

MW Post expects to make, to a lesser extent, other investments including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, MW Post may take short equity positions as a hedge against selected high yield bond positions.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

INTEREST RATE RISK

The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.


CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuer of lower-rated securities also have a greater risk of default or bankruptcy.

MARKET RISK
Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.

--------------------------------------------------------------------------------

Prospectus                             23                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

FOREIGN INVESTING RISK
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.

HEDGING RISK
Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the investment adviser may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

----------------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for the year ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper High Current Yield Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01..........................................................   8.99%



Highest Quarterly Return:                 6.83%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                  -4.04%
  (1/1/01 through 12/31/01)         (3rd Quarter 2001)



                                         AVERAGE ANNUAL
                                          TOTAL RETURN
                                    ------------------------
                                         AS OF 12/31/01
                                    ------------------------
                                             SINCE INCEPTION
                                    1 YEAR     (12/29/00)
                                    ------   ---------------
RETURN BEFORE TAXES                 8.99%         8.99%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                     5.52%         5.52%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                            3.52%         3.58%
------------------------------------------------------------
SSB High Yield Cash Pay Index(1)    6.93%         6.93%
Lipper High Current Yield Index     -1.03%       -1.03%



(1) The Salomon Smith Barney High Yield Cash Pay Index is an unmanaged index of below investment grade, cash-pay bonds with remaining maturities of at least one year and a minimum amount outstanding of $100 million.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

Prospectus                             24                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.66%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.41
                                                       ----
Total Annual Fund Operating Expenses                   1.07%
                                                       ====
Fee Waiver and/or Expense Reimbursement                0.17%(1)
NET EXPENSES                                           0.90%



(1) The Manager and MW Post have each contractually agreed to waive a portion of their fees and the Manager has agreed to reimburse the Fund for Other Expenses through October 31, 2002 to the extent that Total Annual Fund Operating Expenses exceed 0.90%.

Example

-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Because the fee waiver and expense reimbursement are only guaranteed through October 31, 2002, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR .................................     $92
3 YEARS.................................    $323
5 YEARS.................................    $574
10 YEARS................................  $1,290



--------------------------------------------------------------------------------

Prospectus                             25                         About the Fund

AMERICAN AADVANTAGE

INTERMEDIATE BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------


The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.



The Manager currently allocates the Fund's assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow").


The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Barrow uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

Prospectus                             26                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Debt Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Fund's recent performance includes the effects of a favorable accounting adjustment which occurred during the processing of a large shareholder redemption on July 6, 2000. In the absence of this adjustment, the Fund's performance would have been less than depicted. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

98..........................................................   8.57%
99..........................................................  -2.15%
00..........................................................  12.36%
01..........................................................   8.13%



Highest Quarterly Return:                 4.69%
  (1/1/98 through 12/31/01)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -1.26%
  (1/1/98 through 12/31/01)         (2nd Quarter 1999)



                                 AVERAGE ANNUAL TOTAL RETURN
                                 ---------------------------
                                       AS OF 12/31/01
                                 ---------------------------
                                             SINCE INCEPTION
                                 1 YEAR         (9/15/97)
                                 ------      ---------------
RETURN BEFORE TAXES               8.13%           7.17%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                   5.86%           4.50%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     4.91%           4.39%
------------------------------------------------------------
Lehman Bros. Aggregate Index(2)   8.42%        7.40%(1)
Lipper Intermediate Investment
  Grade Debt Index                8.23%         6.69%


(1) The Since Inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.29
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.54%
                                                       ====



(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Intermediate Bond Portfolio of the AMR Trust.

Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $55
3 YEARS...................................  $173
5 YEARS...................................  $302
10 YEARS..................................  $677



--------------------------------------------------------------------------------

Prospectus                             27                         About the Fund

AMERICAN AADVANTAGE

SHORT-TERM BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------


The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.


Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


--------------------------------------------------------------------------------

Prospectus                             28                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Linked Lipper Investment Grade Debt Averages, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................   5.19%
93..........................................................   6.50%
94..........................................................   1.15%
95..........................................................   9.90%
96..........................................................   3.76%
97..........................................................   6.71%
98..........................................................   5.30%
99..........................................................   2.92%
00..........................................................   7.70%
01..........................................................   8.32%



Highest Quarterly Return:                 3.33%
  (1/1/92 through 12/31/01)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -0.63%
  (1/1/92 through 12/31/01)         (1st Quarter 1996)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/01
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            8.32%      6.17%      5.72%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                5.87%      3.56%      3.13%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  5.02%      4.05%      3.68%
------------------------------------------------------------
Merrill Lynch 1-3 Yr
  Gov./Corp. Index(1)          8.71%      6.73%      6.22%
Linked Lipper Investment
  Grade Debt Averages(2)       7.11%      5.79%      5.40%


(1) The Merrill Lynch 1-3 Year Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.

(2) The Linked Lipper Investment Grade Debt Averages includes the
    Lipper Short-Term Investment Grade Debt Average prior to 1/1/96, the Lipper Short-Intermediate Investment Grade Debt Average from 1/1/96 through 7/31/96 and the Lipper Short-Term Investment Grade Debt Average since 8/1/96.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.26
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.51%
                                                       ====



(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Short-Term Bond Portfolio of the AMR Trust.

Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $52
3 YEARS...................................  $164
5 YEARS...................................  $285
10 YEARS..................................  $640



--------------------------------------------------------------------------------

Prospectus                             29                         About the Fund

AMERICAN AADVANTAGE

MONEY MARKET FUND(R)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase.

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in the banking industry, factors affecting that industry could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.


Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................  4.02%
93..........................................................  3.28%
94..........................................................  4.22%
95..........................................................  6.04%
96..........................................................  5.50%
97..........................................................  5.64%
98..........................................................  5.56%
99..........................................................  5.18%
00..........................................................  6.45%
01..........................................................  4.15%



Highest Quarterly Return:                   1.65%
  (1/1/92 through 12/31/01)       (3rd & 4th Quarter 2000)
Lowest Quarterly Return:                    0.63%
  (1/1/92 through 12/31/01)          (4th Quarter 2001)



 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/01
-----------------------------
1 YEAR    5 YEARS    10 YEARS
------    -------    --------
4.15%      5.39%      5.00%



--------------------------------------------------------------------------------

About the Fund                         30                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.10%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.15
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.25%
                                                       ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $26
3 YEARS...................................   $80
5 YEARS...................................  $141
10 YEARS..................................  $318



--------------------------------------------------------------------------------

Prospectus                             31                         About the Fund

AMERICAN AADVANTAGE

MUNICIPAL MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Municipal Money Market Portfolio of the AMR Trust.

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................  2.66%
95..........................................................  3.81%
96..........................................................  3.51%
97..........................................................  3.55%
98..........................................................  3.37%
99..........................................................  3.00%
00..........................................................  3.93%
01..........................................................  2.52%



Highest Quarterly Return:                 1.03%
  (1/1/94 through 12/31/01)         (4th Quarter 2000)
Lowest Quarterly Return:                  0.38%
  (1/1/94 through 12/31/01)         (4th Quarter 2001)



 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/01
-----------------------------
                     SINCE
                   INCEPTION
1 YEAR   5 YEARS   (11/10/93)
------   -------   ----------
2.52%     3.27%      3.27%



--------------------------------------------------------------------------------

Prospectus                             32                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.10%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.21
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.31%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the Municipal Money Market Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $32
3 YEARS...................................  $100
5 YEARS...................................  $174
10 YEARS..................................  $393


--------------------------------------------------------------------------------

Prospectus                             33                         About the Fund

The Manager
-----------


The Funds have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2001, the Manager had approximately $29.9 billion of assets under management, including approximately $17.9 billion under active management and $12.0 billion as named fiduciary or financial adviser. Of the total, approximately $14.2 billion of assets are related to AMR Corporation.


The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager


- develops the investment programs for each Fund,

- selects and changes investment advisers (subject to requisite approvals),

- allocates assets among investment advisers,

- monitors the investment advisers' investment programs and results,

- coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

- with the exception of the Emerging Markets, International Equity, High Yield Bond, S&P 500 Index, Small Cap Index and International Equity Index Funds, invests the portion of Fund assets that the investment advisers determine should be allocated to high quality short-term debt obligations.


As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:

- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,

- 0.25% of the net assets of the Short-Term Bond Fund, plus

- 0.10% of the net assets of all other Funds, except the Index Funds.


The Manager receives a fee of 0.10% of the net assets of the Balanced Fund (as noted above) plus a fee of 0.15% of the Fund's net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Large Cap Growth, Small Cap Value, International Equity, Emerging Markets, Intermediate Bond and High Yield Bond Funds pay the Manager the amounts due to their respective investment advisers. The Manager then remits these amounts to the investment advisers.


The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


The management fees paid by the Funds for the fiscal year ended October 31, 2001, net of reimbursements and shown as a percentage of average net assets, were as follows:



                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Balanced.............................    0.29%
Large Cap Value......................    0.30%
Large Cap Growth.....................    0.63%
Small Cap Value......................    0.58%
Intermediate Bond....................    0.25%
International Equity.................    0.36%
Emerging Markets.....................    1.03%
Short-Term Bond......................    0.25%
High Yield Bond......................    0.66%



The management fees paid by the Funds for the fiscal year ended December 31, 2001, net of reimbursements and shown as a percentage of average net assets, were as follows:



                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Money Market.........................    0.10%
Municipal Money Market...............    0.10%


William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Balanced, Large Cap Value, Large Cap Growth, Small Cap Value, International Equity, Emerging Markets, Intermediate Bond and High Yield Bond Funds, except as indicated otherwise below. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocations among multiple investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995.


Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond Fund and a portion of the fixed income assets of the Balanced Fund. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President-Fixed Income Investments.


SSgA and Fund Asset Management
------------------------------


The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio, which is managed by SSgA. SSgA is located at Two International Place, Boston, Massachusetts 02110. As of November 28, 2001, SSgA and its affiliates had assets under management of $663 billion. SSgA serves as investment adviser, and State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent to the State Street Equity 500 Index Portfolio. As compensation for its services as investment



--------------------------------------------------------------------------------

Prospectus                             34                         About the Fund
adviser and State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary audit and legal expenses), SSgA receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the Portfolio.


The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust") with similar names and identical investment objectives. The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership wholly owned by Merrill Lynch & Co., Inc. FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. Assets under management as of January 31, 2002 were approximately $517 billion. FAM serves as investment adviser and administrator to the Index Trust. As compensation for providing investment advisory services (and for assuming ordinary operating expenses), FAM receives an annualized fee of 0.08% of the average daily net assets of the Master Small Cap Index Series and 0.01% of the average daily net assets of the International Index Series. However, FAM has contractually agreed to waive the fee for the Master Small Cap Index Series down to 0.01%, as long as the administrative fee of the Merrill Lynch Fund, which also invests in the Master Small Cap Index Series, is maintained at 0.29%. Pursuant to a Subadministration Agreement with the Manager, FAM also receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.12% of the average daily net assets of the International Equity Index Fund. However, FAM has agreed to waive the subadministration fee for the International Equity Index Fund down to 0.07% until such time as the Master International Index Series has assets in excess of $100 million.



The Investment Advisers
-----------------------


Set forth below is a brief description of the investment advisers for the Funds. The Manager is the sole investment adviser to the Money Market Funds and the Short-Term Bond Fund. Except for these Funds, each Fund's assets are allocated among one or more investment advisers by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another investment adviser. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other investment advisers. Each investment adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board") and for those Funds that invest their assets in the AMR Trust, approval of the AMR Trust Board. The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.



BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2001, Barrow had discretionary investment management authority with respect to approximately $28.6 billion of assets, including approximately $1.4 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced, Large Cap Value, Intermediate Bond and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.



BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2001, Brandywine had assets under management totaling approximately $7.8 billion, including approximately $1.2 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as an investment adviser to the Balanced, Large Cap Value and Small Cap Value Funds.



CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is a professional international and global equity asset management firm. Causeway was formed in June 2001 by the key international equity management personnel at the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P., the previous investment adviser to the International Equity Fund. As of December 31, 2001, Causeway had approximately $1.3 billion in assets under management, including approximately $690 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as an investment adviser to the International Equity Fund.



GOLDMAN SACHS ASSET MANAGEMENT ("GSAM"), 32 Old Slip, New York, New York 10005, is a unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co. As of December 31, 2001, GSAM, along with other units of IMD, managed over $329.6 billion in assets, including approximately $14.6 million of assets of AMR Corporation and its subsidiaries and affiliated entities. GSAM serves as an investment adviser to the Large Cap Growth Fund.



HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., previously an investment adviser to the



--------------------------------------------------------------------------------

Prospectus                             35                         About the Fund

Funds. As of December 31, 2001, Hotchkis had approximately $4.6 billion in assets under management, including approximately $698 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as an investment adviser to the Balanced, Large Cap Value and Small Cap Value Funds.



INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE"), 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Financial Services. Assets under management as of December 31, 2001, including funds managed for its parent company, were approximately $21 billion, which included approximately $339.9 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Independence serves as an investment adviser to the International Equity Fund.



J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. MORGAN"), 522 Fifth Avenue, New York, New York 10036, is a direct subsidiary of J.P. Morgan Chase & Co. As of December 31, 2001, assets under management were approximately $598 billion, including approximately $698.2 million of assets of AMR Corporation and its subsidiaries and affiliated entities. J.P. Morgan serves as an investment adviser to the Large Cap Growth Fund.



LAZARD ASSET MANAGEMENT ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, is a division of Lazard Freres & Co. LLC, a registered investment adviser and member of the New York, American and Chicago Stock Exchanges, providing its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $65.7 billion as of December 31, 2001, including approximately $525.1 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as an investment adviser to the International Equity Fund.



METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("METWEST"), 610 Newport Center Drive, Suite 150, Newport Beach, California 92660, is a professional investment counseling firm founded in 1997. The firm is minority owned by Metropolitan West Financial, LLC. It is also an affiliate of Metropolitan West Securities, Inc., a wholly owned subsidiary of Metropolitan West Financial, Inc. As of December 31, 2001, MetWest had approximately $2.1 billion of assets under management, which included approximately $200 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest serves as an investment adviser to the Large Cap Value Fund.



METROPOLITAN WEST SECURITIES, LLC ("METWEST SECURITIES"), 11440 San Vicente Blvd., 3rd Floor, Los Angeles, California 90049, is a subsidiary of Metropolitan West Financial, LLC and an affiliate of MW Post Advisory Group, LLC and Metropolitan West Capital Management, LLC. As of December 31, 2001, MetWest Securities had approximately $30 billion in assets under management. MetWest Securities serves as investment adviser to the High Yield Bond Fund for the sole purpose of lending the Fund's securities.



MORGAN STANLEY INVESTMENT MANAGEMENT INC., 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley Dean Witter & Co. As of December 31, 2001, Morgan Stanley Investment Management, together with its affiliated institutional asset management companies, managed assets of approximately $178.1 billion, including approximately $138.4 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Morgan Stanley Investment Management serves as an investment adviser to the Emerging Markets Fund.



MW POST ADVISORY GROUP, LLC ("MW POST"), 1880 Century Park East, Suite 820, Los Angeles, California 90067, is a professional investment management firm that has been providing advisory services under its current name and its predecessor, Post Advisory Group, Inc., since 1992. MW Post is jointly owned by the principals of the firm (directly and indirectly) and Metropolitan West Financial, LLC. As of December 31, 2001, MW Post had assets under management totaling approximately $824 million, including approximately $57 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MW Post serves as investment adviser to the High Yield Bond Fund.



TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $266 billion in assets under management as of December 31, 2001. Of this amount, approximately $648 million are assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as an investment adviser to the International Equity Fund.



THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), One Boston Place, Boston, MA 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2001 were $24.2 billion, including approximately $138.3 million of assets of AMR Corporation and its subsidiaries and affiliated entities. The Boston Company serves as an investment adviser to the Emerging Markets Fund.


All other assets of American Airlines, Inc. and its affiliates under management by each respective investment adviser (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each investment adviser other than State Street. Including these assets lowers the investment advisory fees for each applicable Fund.


--------------------------------------------------------------------------------

Prospectus                             36                         About the Fund

Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund's or Portfolio's applicable Board of Trustees, under certain limited circumstances. For example, fair valuation would be used if market quotations are not readily available or a material event occurs after the close of the Exchange which may affect the security's value. Securities held by the Money Market Funds are valued in accordance with the amortized cost method, which is designed to enable those Funds to maintain a stable NAV of $1.00 per share.

The NAV of Institutional Class shares will be determined based on a pro rata allocation of the Fund's or Portfolio's (as applicable) investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business, or such other time as designated by a Money Market Fund, if in its discretion, the Fund accepts orders on days when the Exchange is closed. In addition to the days the Exchange is closed, the Money Market Funds are also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Money Market Fund, in its discretion, may designate other days as a business day on which it will accept purchases and redemptions (but typically not exchanges between a Money Market Fund and other American AAdvantage Fund). Because the International Equity, Emerging Markets, and International Equity Index Funds (the "International Funds") invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of these Funds may change on days when shareholders will not be able to purchase or redeem the Funds' shares.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

Institutional Class shares are offered without a sales charge to investors who make an initial investment of at least $2 million, including:

- agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

- endowment funds and charitable foundations;

- employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended ("Code");

- qualified pension and profit sharing plans;

- cash and deferred arrangements under Section 401(k) of the Code;

- corporations; and

- other investors who make an initial investment of at least $2 million.

The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

Purchase Policies
-----------------


No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares of the Money Market Funds are not offered and orders are not accepted on Columbus Day and Veterans Day.



                                      PURCHASE BY
FUND                                (EASTERN TIME)*:
----                                ----------------
Municipal Money Market                 11:45 a.m.
All other Funds                         4:00 p.m.


   *or the close of the Exchange (whichever comes first)

If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by:

- calling (800) 967-9009, or

- visiting the Funds' website at www.aafunds.com and downloading an account application.

Complete the application, sign it and

                                    Mail to:
                           American AAdvantage Funds

                                P.O. Box 619003

                           DFW Airport, TX 75261-9003

                                   or Fax to:
                        (817) 967-0768 or (817) 931-4331

--------------------------------------------------------------------------------

Prospectus                             37                  About Your Investment

Redemption Policies
-------------------

Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call (800) 658-5811. Except for the Money Market Funds, wire proceeds from redemption orders received by 4:00 p.m. Eastern Time generally are transmitted to shareholders on the next day that the Funds are open for business. Proceeds from redemptions requested for the Money Market Funds by the following deadlines will generally be wired to shareholders on the same day.


                                SAME DAY WIRE
FUND                      REDEMPTION ORDER DEADLINE:
----                      --------------------------
Money Market                2:00 p.m. Eastern Time*
Municipal Money Market     11:45 a.m. Eastern Time*


   *or the close of the Exchange (whichever comes first)


In any event, proceeds from a redemption order for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.


The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.


Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund or its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.


HOW TO PURCHASE SHARES

To Make an Initial Purchase                                       To Add to an Existing Account
By Wire

If your account has been established, you may call (800)          Call (800) 658-5811 or visit www.aafunds.com to purchase
658-5811 or visit www.aafunds.com (select My Account) to          shares by wire. Send a bank wire to State Street Bank &
purchase shares by wire. Send a bank wire to State Street         Trust Co. with these instructions:
Bank & Trust Co. with these instructions:
- ABA# 0110-0002-8; AC-9905-342-3,                                - ABA# 0110-0002-8; AC-9905-342-3,
- Attn: American AAdvantage Funds-Institutional Class,            - Attn: American AAdvantage Funds-Institutional Class,
- the Fund name and Fund number, and                              - the Fund name and Fund number, and
- shareholder's account number and registration.                  - shareholder's account number and registration.

By Check

- Make check payable to American AAdvantage Funds.                - Include the shareholder's account number, Fund name and
- Include the Fund name, Fund number and "Institutional             Fund number on the check.
  Class" on the check.                                            - Mail the check to:
- Mail the check to:
                                                                  American AAdvantage Funds
  American AAdvantage Funds                                       P.O. Box 219643
  P.O. Box 219643                                                 Kansas City, MO 64121-9643
  Kansas City, MO 64121-9643

By Exchange

Shares of a Fund may be purchased by exchange from another American AAdvantage Fund if the shareholder has owned
Institutional Class shares of the other American AAdvantage Fund for at least 15 days. Send a written request to the address above or call (800) 658-5811 to exchange shares.


--------------------------------------------------------------------------------

About Your Investment                  38                             Prospectus

HOW TO REDEEM SHARES

Method                                                            Additional Information
By Telephone

Call (800) 658-5811 to request a redemption.                      Proceeds from redemptions placed by telephone will
                                                                  generally be transmitted by wire only, as instructed on the application form.
By Mail

Write a letter of instruction including:                          - Other supporting documents may be required for estates,
- the Fund name and Fund number,                                    trusts, guardianships, custodians, corporations, and
- shareholder account number,                                       welfare, pension and profit sharing plans. Call (800)
- shares or dollar amount to be redeemed, and                       658-5811 for instructions.
- authorized signature(s) of all persons required to sign         - Proceeds will only be mailed to the account address of
  for the account.                                                  record or transmitted by wire to a commercial bank
                                                                    account designated on the account application form.
Mail to:                                                          - A signature guarantee is required for redemption orders:
                                                                  - with a request to send the proceeds to an address or
American AAdvantage Funds                                           commercial bank account other than the address or
P.O. Box 219643                                                     commercial bank account designated on the account
Kansas City, MO 64121-9643                                          application, or
                                                                  - for an account requesting payment by check whose address has changed within the last 30 days.
By Exchange

Shares of a Fund may be redeemed in exchange for another American AAdvantage Fund -- Institutional Class if the shareholder has owned Institutional Class shares of the Fund for at least 15 days. Send a written request to the address above or call
(800) 658-5811 to exchange shares.
Via My Account on www.aafunds.com

If you have established bank instructions for your account, you may request a redemption by selecting My Account on
www.aafunds.com. To establish bank instructions, please call (800) 658-5811.


General Policies
----------------

If a shareholder's account balance in any Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,

- modify or terminate the exchange privilege at any time,

- terminate the exchange privilege of any shareholder who makes more than one exchange in and out of a Fund (other than the Money Market Funds) during any three month period, and

- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

Third parties who offer Fund shares, such as banks, broker-dealers and 401(k) plan providers, may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.


--------------------------------------------------------------------------------

Prospectus                             39                  About Your Investment

Distributions and Taxes
-----------------------


The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month.


Distributions are paid as follows:


                                                    OTHER
                                                DISTRIBUTIONS
FUND                        DIVIDENDS PAID          PAID
----                        --------------      -------------
Balanced                 Annually                 Annually
Large Cap Value          Annually                 Annually
Large Cap Growth         Annually                 Annually
Small Cap Value          Annually                 Annually
International Equity     Annually                 Annually
Emerging Markets         Annually                 Annually
S&P 500 Index            April, July, October     Annually
                           and December
Small Cap Index          Annually                 Annually
International Equity     Annually                 Annually
  Index
High Yield Bond          Monthly                  Annually
Intermediate Bond        Monthly                  Annually
Short-Term Bond          Monthly                  Annually
Money Market             Monthly                  Monthly
Municipal Money Market   Monthly                  Monthly


Usually, dividends received from a Fund (except the Municipal Money Market Fund) are taxable as ordinary income, regardless of whether dividends are reinvested. Distributions by a Fund of realized net short-term capital gains and gains from certain foreign currency transactions are similarly taxed. Distributions by the Funds of realized net long-term capital gains are taxable to their shareholders as long-term capital gains regardless of how long an investor has been a shareholder.


Some foreign countries may impose taxes on dividends paid to and gains realized by the International Funds. An International Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.



A portion of the dividends paid by the Balanced Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the S&P 500 Index Fund, the Small Cap Index Fund, and the High Yield Bond Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion for any Fund may not exceed its aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax ("AMT"). An International Fund's dividends most likely will not qualify for the dividends-received deduction because none of the dividends it receives are expected to be paid by U.S. corporations.



The Municipal Money Market Fund expects to designate most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If the Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for the AMT. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.



Shareholders may realize a taxable gain or loss when redeeming or exchanging shares (other than shares of the Money Market Funds). That gain or loss may be treated as a short-term or long-term gain, depending on how long the sold or exchanged shares were held.


This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
----------------------------


The Funds do not incur any direct distribution expenses related to Institutional Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.



--------------------------------------------------------------------------------

Additional Information                 40                             Prospectus

Master-Feeder Structure
-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                                    Investor
                                       |
                                       |             purchases shares of
                                  Federal Fund
                                       |
                                       |             which invests in
                                  Master Fund
                                       |
                                       |             which buys
                             Investment Securities


Each Master-Feeder Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a Portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.



Prior to March 1, 2002, the Balanced, Large Cap Value, Small Cap Value, Emerging Markets, Intermediate Bond, and Short-Term Bond Funds invested all of their investable assets in a corresponding portfolio of the AMR Investment Services Trust with a similar name and identical investment objective. On March 1, 2002, the master-feeder structure of these Funds was discontinued, and each Fund now directly purchases securities for investment in accordance with its respective investment objective.

Financial Highlights

--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's highlights were audited by Ernst & Young LLP, independent auditors. The financial highlights of the S&P 500 Index Fund were audited by PricewaterhouseCoopers LLP, independent auditors, through the end of 1999. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.


--------------------------------------------------------------------------------

Prospectus                             41                 Additional Information

                                                                         BALANCED FUND-INSTITUTIONAL CLASS
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                               2001(E)(F)    2000(B)      1999       1998       1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -----------   --------   --------   --------   --------
Net asset value, beginning of period........................   $  12.27     $  13.01   $  14.56   $  16.18   $  15.14
                                                               --------     --------   --------   --------   --------
Income from investment operations:
   Net investment income(A D)...............................       0.51         0.58       0.50       0.51       0.63
   Net gains (losses) on securities (both realized and
     unrealized)(D).........................................      (0.03)       (0.03)     (0.39)      0.76       2.16
                                                               --------     --------   --------   --------   --------
Total income from investment operations.....................       0.48         0.55       0.11       1.27       2.79
                                                               --------     --------   --------   --------   --------
Less distributions:
   Dividends from net investment income.....................      (0.68)       (0.51)     (0.49)     (0.63)     (0.59)
   Distributions from net realized gains on securities......         --        (0.78)     (1.17)     (2.26)     (1.16)
                                                               --------     --------   --------   --------   --------
Total distributions.........................................      (0.68)       (1.29)     (1.66)     (2.89)     (1.75)
                                                               --------     --------   --------   --------   --------
Net asset value, end of period..............................   $  12.07     $  12.27   $  13.01   $  14.56   $  16.18
                                                               ========     ========   ========   ========   ========
Total return................................................      4.07%        5.13%      0.53%      9.04%     20.04%
                                                               ========     ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands).................   $157,775     $ 60,880   $139,519   $145,591   $148,176
   Ratios to average net assets (annualized):
       Expenses(D)..........................................      0.62%        0.61%      0.59%      0.59%      0.60%
       Net investment income(D).............................      3.56%        4.39%      3.55%      3.54%      3.88%
   Portfolio turnover rate(C)...............................       122%         121%        90%        87%       105%



(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.



(B) GSB Investment Management, Inc. was removed as an investment adviser to the Balanced Fund on March 1, 2000.



(C) The American AAdvantage Balanced Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rates is that of the Portfolio.



(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio.



(E) On September 7, 2001, AMR Investment Services, Inc. assumed management of the fixed income portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.



(F) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the equity portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.



                                                          LARGE CAP VALUE FUND-INSTITUTIONAL CLASS
                                                    -----------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31,
                                                    -----------------------------------------------------
                                                    2001(B)    2000(F)    1999(E)      1998        1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:      -------    -------    -------    --------    --------
Net asset value, beginning of period..............  $ 15.83    $ 18.69    $ 20.93    $  21.63    $  18.50
                                                    -------    -------    -------    --------    --------
Income from investment operations:
   Net investment income(A D).....................     0.28       0.47       0.38        0.40        0.42
   Net gains (losses) on securities (both realized
     and unrealized)(D)...........................    (0.61)      0.06       0.04        0.89        4.43
                                                    -------    -------    -------    --------    --------
Total income from investment operations...........    (0.33)      0.53       0.42        1.29        4.85
                                                    -------    -------    -------    --------    --------
Less distributions:
   Dividends from net investment income...........    (0.50)     (0.34)     (0.40)      (0.41)      (0.41)
   Distributions from net realized gains on
     securities...................................    (0.49)     (3.05)     (2.26)      (1.58)      (1.31)
                                                    -------    -------    -------    --------    --------
Total distributions...............................    (0.99)     (3.39)     (2.66)      (1.99)      (1.72)
                                                    -------    -------    -------    --------    --------
Net asset value, end of period....................  $ 14.51    $ 15.83    $ 18.69    $  20.93    $  21.63
                                                    =======    =======    =======    ========    ========
Total return......................................    (2.21)%    4.81%      1.72%       6.28%      28.05%
                                                    =======    =======    =======    ========    ========
Ratios and supplemental data:
   Net assets, end of period (in thousands).......  $10,081    $ 7,594    $45,039    $216,548    $200,887
   Ratios to average net assets (annualized):
     Expenses(D)..................................    0.64%      0.53%      0.59%       0.57%       0.61%
     Net investment income(D).....................    1.76%      3.71%      1.94%       1.86%       2.10%
   Portfolio turnover rate(C )....................      60%        58%        33%         40%         35%



(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.



(B) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Large Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.



(C) The American AAdvantage Large Cap Value Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.



(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio.



(E) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.



(F) GSB Investment Management, Inc. was removed as an investment advisor to the Large Cap Value Fund on March 1, 2000.



--------------------------------------------------------------------------------

Additional Information                 42                             Prospectus

                                                                      LARGE CAP
                                                                    GROWTH FUND-
                                                                 INSTITUTIONAL CLASS
                                                              -------------------------
                                                              YEAR ENDED    JULY 31 TO
                                                              OCTOBER 31,   OCTOBER 31,
                                                                 2001          2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -----------   -----------
Net asset value, beginning of period........................    $  9.54       $10.00
                                                                -------       ------
Income from investment operations:
    Net investment income (loss)(A).........................      (0.01)          --
    Net losses on securities (both realized and
     unrealized)(A).........................................      (3.86)       (0.46)
                                                                -------       ------
Total from investment operations............................      (3.87)       (0.46)
                                                                -------       ------
Less distributions:
    Dividends from net investment income....................      (0.01)          --
                                                                -------       ------
Total distributions.........................................      (0.01)          --
                                                                -------       ------
Net asset value, end of period..............................    $  5.66       $ 9.54
                                                                =======       ======
Total return................................................     (40.62)%      (4.60)%(C)
                                                                =======       ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $     1       $    1
    Ratios to average net assets (annualized)(A):
        Expenses............................................       0.99%        0.99%
        Net investment income (loss)........................      (0.26)%         --
    Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager(A)...............       0.02%        0.29%
Portfolio turnover rate(B)..................................         85%           9%(C)



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Growth Portfolio through February 28, 2001.



(B) Prior to March 1, 2001 the Large Cap Growth Fund invested all of its investable assets in its corresponding Portfolio. Portfolio turnover rate through February 28, 2001 was that of the Portfolio.



(C) Not annualized.



                                                                         SMALL CAP
                                                                        VALUE FUND-
                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                 YEAR ENDED       DECEMBER 31,
                                                                 OCTOBER 31,        1998 TO
                                                              -----------------   OCTOBER 31,
                                                              2001(C)    2000         1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------   -------   ------------
Net asset value, beginning of period........................  $10.08    $  9.07     $  10.00
                                                              ------    -------     --------
Income from investment operations:
    Net investment income(A)................................    0.16       0.21         0.07
    Net gains (losses) on securities (both realized and
     unrealized)(A).........................................    1.81       1.01        (1.00)
                                                              ------    -------     --------
Total income from investment operations.....................    1.97       1.22        (0.93)
                                                              ------    -------     --------
Less distributions:
    Dividends from net investment income....................   (0.19)     (0.04)          --
    Distributions from net realized gains on securities.....   (0.17)     (0.17)          --
                                                              ------    -------     --------
Total distributions.........................................   (0.36)     (0.21)          --
                                                              ------    -------     --------
Net asset value, end of period..............................  $11.69    $ 10.08     $   9.07
                                                              ======    =======     ========
Total return................................................   20.16%     13.78%       (9.30)%(D)
                                                              ======    =======     ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $2,364    $ 1,955     $  2,117
    Ratios to average net assets (annualized):
      Expenses(A)...........................................    0.89%      0.92%        0.96%
      Net investment income(A)..............................    1.38%      1.62%        0.84%
      Decrease reflected in above expense ratio due to
       absorption of expenses by the Manager................      --       0.06%        1.23%
    Portfolio turnover rate(B)..............................      93%        63%          31%(D)


---------------


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio.



(B) The American AAdvantage Small Cap Value Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.



(C) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Small Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.



(D) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             43                 Additional Information

                                                                   INTERNATIONAL EQUITY FUND-INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                              2001(E)       2000      1999(B)       1998        1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------    --------    --------    --------
Net asset value, beginning of period........................  $  17.95    $ 19.36     $  16.93    $  17.08    $  15.01
                                                              --------    --------    --------    --------    --------
Income from investment operations:
   Net investment income(AD)................................      0.24       0.36         0.35        0.33        0.34
   Net gains (losses) on securities (both realized and
    unrealized)(D)..........................................     (2.96)      0.18         2.92        0.34        2.44
                                                              --------    --------    --------    --------    --------
Total income from investment operations.....................     (2.72)      0.54         3.27        0.67        2.78
                                                              --------    --------    --------    --------    --------
Less distributions:
   Dividends from net investment income.....................     (0.22)     (0.31)       (0.35)      (0.34)      (0.30)
   Distributions from net realized gains on securities......     (1.24)     (1.64)       (0.49)      (0.48)      (0.41)
                                                              --------    --------    --------    --------    --------
Total distributions.........................................     (1.46)     (1.95)       (0.84)      (0.82)      (0.71)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................  $  13.77    $ 17.95     $  19.36    $  16.93    $  17.08
                                                              ========    ========    ========    ========    ========
Total return................................................    (16.54)%    2.36%       19.98%       4.19%      19.08%
                                                              ========    ========    ========    ========    ========
Ratios and supplemental data:
   Net assets, end of period (in thousands).................  $519,151    $587,869    $601,923    $408,581    $231,793
   Ratios to average net assets (annualized):
      Expenses(D)...........................................     0.78%      0.72%        0.64%       0.80%       0.83%
      Net investment income(D)..............................     1.54%      1.64%        2.00%       2.05%       2.35%
   Portfolio turnover rate(C)...............................       36%        45%          63%         24%         15%


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.


(B) On March 1, 1999, Morgan Stanley Asset Management, Inc. was replaced as an investment adviser to the International Equity Fund by Lazard Asset Management and Independence Investment LLC.


(C) The International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.


(E) Causeway Capital Management LLC replaced Merrill Lynch Investment Managers, L.P. as investment adviser to the International Equity Fund on August 31, 2001.



                                                                EMERGING MARKETS FUND-
                                                                 INSTITUTIONAL CLASS
                                                              --------------------------
                                                              YEAR ENDED     JULY 31, TO
                                                              OCTOBER 31,    OCTOBER 31,
                                                                 2001           2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -----------    -----------
Net asset value, beginning of period........................    $  8.17        $ 10.00
                                                                -------        -------
Income from investment operations:
    Net investment income(A)................................       0.11             --
    Net losses on securities (both realized and
     unrealized)(A).........................................      (1.62)         (1.83)
                                                                -------        -------
Total from investment operations............................      (1.51)         (1.83)
                                                                -------        -------
Less distributions:
    Dividends from net investment income....................      (0.01)            --
    Distributions from net realized gains on securities.....      (0.01)            --
                                                                -------        -------
Total distributions.........................................      (0.02)            --
                                                                -------        -------
Net asset value, end of period..............................    $  6.64        $  8.17
                                                                =======        =======
Total return................................................     (18.52)%       (18.30)%(C)
                                                                =======        =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $ 1,495        $     1
    Ratios to average net assets (annualized)(A):
        Expenses............................................       1.43%          1.87%
        Net investment income (loss)........................       2.07%         (0.47)%
Portfolio turnover rate(B)..................................         95%            23%(C)


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Emerging Markets Portfolio.

(B) The Emerging Markets Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.


(C) Not annualized.



--------------------------------------------------------------------------------

Additional Information                 44                             Prospectus

                                                                                     S&P 500
                                                                                   INDEX FUND-
                                                                               INSTITUTIONAL CLASS
                                                              ------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------
                                                                2001      2000(A)       1999        1998       1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------    --------    --------    ------
Net asset value, beginning of period........................  $  17.99    $  20.05    $  16.78    $  13.16    $10.00
                                                              --------    --------    --------    --------    ------
Income from investment operations
    Net investment income(B)................................      0.20        0.23        0.19        0.16      0.14
    Net gains on securities (realized and unrealized)(B)....     (2.38)      (2.05)       3.27        3.62      3.16
                                                              --------    --------    --------    --------    ------
Total from investment operations............................     (2.18)      (1.82)       3.46        3.78      3.30
                                                              --------    --------    --------    --------    ------
Less distributions:
    Dividends from net investment income....................     (0.19)(C)    (0.24)(C)    (0.19)    (0.16)    (0.14)
                                                              --------    --------    --------    --------    ------
Total distributions.........................................     (0.19)      (0.24)      (0.19)      (0.16)    (0.14)
                                                              --------    --------    --------    --------    ------
Net asset value, end of period..............................  $  15.62    $  17.99    $  20.05    $  16.78    $13.16
                                                              ========    ========    ========    ========    ======
Total return................................................    (12.12)%     (9.15)%     20.70%      28.87%    33.09%
                                                              ========    ========    ========    ========    ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $254,289    $321,805    $568,645    $100,870    $7,862
    Ratios to average net assets (annualized)(B)
        Net investment income...............................      1.22%       1.09%       1.28%       1.41%     1.61%
        Expenses............................................      0.15%       0.16%       0.17%       0.20%     0.20%
        Decrease reflected in above expense ratio due to
          absorption of expenses by State Street, Bankers
          Trust and the Manager.............................        --          --          --        0.06%     0.43%


(A) Prior to March 1, 2000, the S&P 500 Index Fund -- Institutional Class invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company.


(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio through February 29, 2000 and the State Street Equity 500 Index Portfolio from March 1, 2000 through December 31, 2001.


(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.


                                                                       SMALL CAP
                                                                      INDEX FUND-
                                                                  INSTITUTIONAL CLASS
                                                              ---------------------------
                                                               YEAR ENDED     JULY 31 TO
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2001           2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------------   ------------
Net asset value, beginning of period........................    $  9.69         $10.00
                                                                -------         ------
Income from investment operations(A)
    Net investment income...................................       0.09           0.05
    Net gains (losses) on securities (realized and
     unrealized)............................................       0.11          (0.31)
                                                                -------         ------
Total from investment operations............................       0.20          (0.26)
                                                                -------         ------
Less distributions:
    Dividends from net investment income....................      (0.09)         (0.05)
    Tax return of capital...................................      (0.01)            --
                                                                -------         ------
Total distributions.........................................      (0.10)         (0.05)
                                                                -------         ------
Net asset value, end of period..............................    $  9.79         $ 9.69
                                                                =======         ======
Total return................................................       2.07%         (2.59)%(B)
                                                                =======         ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $11,803         $4,120
    Ratios to average net assets (annualized)(A)
        Net investment income...............................       1.36%          1.61%
        Expenses............................................       0.19%          0.50%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............         --           0.46%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.


(B) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             45                 Additional Information

                                                                     INTERNATIONAL
                                                                  EQUITY INDEX FUND-
                                                                  INSTITUTIONAL CLASS
                                                              ---------------------------
                                                               YEAR ENDED     JULY 31 TO
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2001           2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------------   ------------
Net asset value, beginning of period........................    $  9.21         $10.00
                                                                -------         ------
Income from investment operations(A)
    Net investment income...................................       0.10           0.02
    Net gains (losses) on securities (realized and
     unrealized)............................................      (2.12)         (0.72)
                                                                -------         ------
Total from investment operations............................      (2.02)         (0.70)
                                                                -------         ------
Less distributions:
    Dividends from net investment income....................      (0.09)         (0.03)
    Distributions from tax return of capital................      (0.03)         (0.01)
    Distributions from net realized gains on securities.....         --          (0.05)
                                                                -------         ------
Total distributions.........................................      (0.12)         (0.09)
                                                                -------         ------
Net asset value, end of period..............................    $  7.07         $ 9.21
                                                                =======         ======
Total return................................................     (22.14)%        (7.03)%(B)
                                                                =======         ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $ 3,773         $3,542
    Ratios to average net assets (annualized)(A)
        Net investment income...............................       1.49%          0.63%
        Expenses............................................       0.29%          0.60%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............         --           1.52%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.


(B) Not annualized.



                                                                HIGH YIELD BOND
                                                                     FUND-
                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                 DECEMBER 29,
                                                                     2000
                                                                TO OCTOBER 31,
                                                                     2001
                                                              -------------------
Net asset value, beginning of period........................        $ 10.00
                                                                    -------
Income from investment operations:
    Net investment income...................................           0.71
    Net gains (losses) on securities (both realized and
     unrealized)............................................          (0.18)
                                                                    -------
Total income from investment operations.....................           0.53
                                                                    -------
Less distributions:
    Dividends from net investment income....................          (0.71)
    Distributions from net realized gains on securities.....             --
                                                                    -------
Total distributions.........................................          (0.71)
                                                                    -------
Net asset value, end of period..............................        $  9.82
                                                                    =======
Total return................................................          5.33%(A)
                                                                    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................        $53,275
    Ratios to average net assets (annualized):
      Expenses..............................................          0.90%
      Net investment income.................................          8.48%
      Decrease reflected in above expense ratio due to
       absorption of expenses by the Manager................          0.17%
    Portfolio turnover rate.................................           145%(A)


---------------

(A)  Not annualized.


--------------------------------------------------------------------------------

Additional Information                 46                             Prospectus

                                                                              INTERMEDIATE BOND FUND-
                                                                                INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                                                         SEPTEMBER 15,
                                                                       YEAR ENDED OCTOBER 31,                 TO
                                                              ----------------------------------------    OCTOBER 31,
                                                                2001      2000       1999       1998         1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------   -------   --------   --------   -------------
Net asset value, beginning of period........................  $   9.72   $  9.58   $  10.50   $  10.17     $  10.00
                                                              --------   -------   --------   --------     --------
Income from investment operations:
    Net investment income(A)................................      0.57      0.59       0.56       0.59         0.07
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................      0.79      0.14      (0.63)      0.34         0.17
                                                              --------   -------   --------   --------     --------
Total income from investment operations.....................      1.36      0.73      (0.07)      0.93         0.24
                                                              --------   -------   --------   --------     --------
Less distributions:
    Dividends from net investment income....................     (0.57)    (0.59)     (0.56)     (0.59)       (0.07)
    Distributions from net realized gains on securities.....        --        --      (0.29)     (0.01)          --
                                                              --------   -------   --------   --------     --------
Total distributions.........................................     (0.57)    (0.59)     (0.85)     (0.60)       (0.07)
                                                              --------   -------   --------   --------     --------
Net asset value, end of period..............................  $  10.51   $  9.72   $   9.58   $  10.50     $  10.17
                                                              ========   =======   ========   ========     ========
Total return................................................    14.36%     7.89%      (0.83)%    9.37%        2.41%(C)
                                                              ========   =======   ========   ========     ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $ 60,842   $   115   $205,218   $178,840     $216,249
    Ratios to average net assets (annualized):
      Expenses(A)...........................................     0.54%     0.59%      0.55%      0.57%        0.59%
      Net investment income(A)..............................     5.55%     6.31%      5.62%      5.74%        5.63%
      Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager(A)............        --        --         --         --           --
    Portfolio turnover rate(B)..............................      164%      102%       123%       181%          47%(C)


---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio.

(B) The American AAdvantage Intermediate Bond Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(C)  Not annualized.


                                                                  SHORT-TERM BOND FUND-INSTITUTIONAL CLASS
                                                              -------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------
                                                               2001       2000      1999     1998(A)     1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    ------    ------    -------    -------
Net asset value, beginning of period........................  $  9.21    $ 9.30    $ 9.63    $  9.63    $  9.68
                                                              -------    ------    ------    -------    -------
Income from investment operations:
    Net investment income(C)................................     0.57      0.62      0.53       0.62       0.64
    Net gains (losses) on securities (both realized and
      unrealized)(C)........................................     0.41     (0.10)    (0.29)        --      (0.05)
                                                              -------    ------    ------    -------    -------
Total income from investment operations.....................     0.98      0.52      0.24       0.62       0.59
                                                              -------    ------    ------    -------    -------
Less distributions:
    Dividends from net investment income....................    (0.57)    (0.61)    (0.57)     (0.62)     (0.64)
                                                              -------    ------    ------    -------    -------
Total distributions.........................................    (0.57)    (0.61)    (0.57)     (0.62)     (0.64)
                                                              -------    ------    ------    -------    -------
Net asset value, end of period..............................  $  9.62    $ 9.21    $ 9.30    $  9.63    $  9.63
                                                              =======    ======    ======    =======    =======
Total return................................................   10.98%     5.83%     2.56%      6.60%      6.29%
                                                              =======    ======    ======    =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $ 4,226    $3,687    $5,034    $18,453    $22,947
    Ratios to average net assets (annualized):
      Expenses(C)...........................................    0.51%     0.58%     0.62%      0.65%      0.57%
      Net investment income(C)..............................    6.06%     6.61%     5.92%      6.43%      6.67%
      Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............       --        --        --         --         --
    Portfolio turnover rate(B)..............................     104%       89%      115%        74%       282%


(A) Prior to March 1, 1998, the Short-Term Bond Fund-Institutional Class was known as the Limited-Term Income Fund-Institutional Class.

(B) The Short-Term Bond Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio.


--------------------------------------------------------------------------------

Prospectus                             47                 Additional Information

                                                                          MONEY MARKET FUND-INSTITUTIONAL CLASS
                                                        -------------------------------------------------------------------------
                                                            YEAR ENDED         TWO MONTHS
                                                           DECEMBER 31,          ENDED              YEAR ENDED OCTOBER 31,
                                                        -------------------   DECEMBER 31,   ------------------------------------
                                                          2001       2000         1999          1999         1998         1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:          --------   --------   ------------   ----------   ----------   ----------
Net asset value, beginning of period..................  $   1.00   $   1.00    $     1.00    $     1.00   $     1.00   $     1.00
                                                        --------   --------    ----------    ----------   ----------   ----------
   Net investment income(A)...........................      0.04       0.06          0.01          0.05         0.06         0.06
   Less dividends from net investment income..........     (0.04)     (0.06)        (0.01)        (0.05)       (0.06)       (0.06)
                                                        --------   --------    ----------    ----------   ----------   ----------
Net asset value, end of period........................  $   1.00   $   1.00    $     1.00    $     1.00   $     1.00   $     1.00
                                                        ========   ========    ==========    ==========   ==========   ==========
Total return..........................................      4.15%      6.45%         0.94%(B)      5.09%        5.63%        5.60%
                                                        ========   ========    ==========    ==========   ==========   ==========
Ratios and supplemental data:
   Net assets, end of period (in thousands)...........  $805,843   $886,608    $1,978,123    $1,652,323   $1,241,999   $1,123,649
   Ratios to average net assets (annualized):(A)
       Expenses.......................................      0.25%      0.24%         0.23%         0.24%        0.23%        0.23%
       Net investment income..........................      4.13%      6.17%         5.65%         4.99%        5.49%        5.46%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.


(B) Not annualized



                                                                    MUNICIPAL MONEY MARKET FUND-INSTITUTIONAL CLASS
                                                              ------------------------------------------------------------
                                                                YEAR ENDED       TWO MONTHS
                                                               DECEMBER 31,        ENDED         YEAR ENDED OCTOBER 31,
                                                              ---------------   DECEMBER 31,   ---------------------------
                                                               2001     2000        1999        1999      1998      1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------   ------   ------------   -------   -------   -------
Net asset value, beginning of period........................  $ 1.00   $ 1.00     $  1.00      $  1.00   $  1.00   $  1.00
                                                              ------   ------     -------      -------   -------   -------
   Net investment income(A).................................    0.03     0.04        0.01         0.03      0.03      0.04
   Less dividends from net investment income................   (0.03)   (0.04)      (0.01)       (0.03)    (0.03)    (0.04)
                                                              ------   ------     -------      -------   -------   -------
Net asset value, end of period..............................  $ 1.00   $ 1.00     $  1.00      $  1.00   $  1.00   $  1.00
                                                              ======   ======     =======      =======   =======   =======
Total return................................................    2.52%    3.93%       0.58%(B)     2.92%     3.46%     3.52%
                                                              ======   ======     =======      =======   =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands).................  $  799   $  779     $   750      $   745   $   847   $   369
   Ratios to average net assets (annualized):(A)
       Expenses.............................................    0.31%    0.31%       0.35%        0.39%     0.33%     0.31%
       Net investment income................................    2.49%    3.87%       3.49%        2.91%     3.35%     3.49%
   Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager..................      --       --          --           --        --      0.01%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Not annualized


--------------------------------------------------------------------------------

Additional Information                 48                             Prospectus

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 658-5811.

  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:



       LOGO                     LOGO                            LOGO                                 LOGO
   BY TELEPHONE:              BY MAIL:                       BY E-MAIL:                        ON THE INTERNET:
Call (800) 658-5811  American AAdvantage Funds    american aadvantage.funds@aa.com   Visit our website at www.aafunds.com
                          P.O. Box 619003                                            Visit the SEC website at www.sec.gov
                     DFW Airport, TX 75261-9003


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FUND SERVICE PROVIDERS:

    CUSTODIAN            TRANSFER AGENT       INDEPENDENT AUDITORS DISTRIBUTOR
    STATE STREET BANK    NATIONAL FINANCIAL   ERNST & YOUNG LLP    SWS FINANCIAL
      AND TRUST          DATA SERVICES        Dallas, Texas        SERVICES
    Boston,              Kansas City,                              Dallas, Texas
    Massachusetts        Missouri

                        [AMERICAN AADVANTAGE FUNDS LOGO]
                            SEC File Number 811-4984


American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Money Market Fund is a registered service mark of AMR Investment Services, Inc. American AAdvantage Balanced Fund, American AAdvantage Large Cap Value Fund, American AAdvantage Large Cap Growth Fund, American AAdvantage International Equity Fund, American AAdvantage Emerging Markets Fund, American AAdvantage High Yield Bond Fund, American AAdvantage Intermediate Bond Fund, American AAdvantage Short-Term Bond Fund, American AAdvantage Small Cap Value Fund, American AAdvantage Small Cap Index Fund, American AAdvantage International Equity Index Fund, and American AAdvantage Municipal Money Market Fund are service marks of AMR Investment Services, Inc.

--------------------------------------
         PLANAHEAD CLASS(R)
--------------------------------------

               [LOGO]

                                                  [EAGLE LOGO]
           PRIVACY POLICY
                AND                               [GLOBE LOGO]
          PROSPECTUS
           MARCH 1, 2002


  [AMERICAN AADVANTAGE FUNDS LOGO]


                          EQUITY FUNDS
                                         ---------------------------------------
                                         - BALANCED FUND

                                         - LARGE CAP VALUE FUND

                                         - SMALL CAP VALUE FUND

                                         - INTERNATIONAL EQUITY FUND

                                         - S&P 500 INDEX FUND
                            BOND FUNDS
                                         ---------------------------------------
                                         - HIGH YIELD BOND FUND

                                         - INTERMEDIATE BOND FUND

                                         - SHORT-TERM BOND FUND
                    MONEY MARKET FUNDS
                                         ---------------------------------------
                                         - MONEY MARKET FUND

                                         - U.S. GOVERNMENT MONEY MARKET FUND

                                         - MUNICIPAL MONEY MARKET FUND



     MANAGED BY AMR INVESTMENT SERVICES, INC.              This page is not part of the Prospectus.


                        [AMERICAN AADVANTAGE FUNDS LOGO]


                                 PRIVACY POLICY



The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.



We may collect nonpublic personal information about you from one or more of the following sources:



-information we receive from you on applications or other forms;



-information about your transactions with us or our service providers; and



-information we receive from third parties.



We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.



We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.



                    This page is not part of the Prospectus.

------------------------------------
         PLANAHEAD CLASS(R)
------------------------------------

               [LOGO]
                                           [EAGLE LOGO]
             PROSPECTUS
           MARCH 1, 2002                   [GLOBE LOGO]

  [AMERICAN AADVANTAGE FUNDS LOGO]

                       EQUITY FUNDS
                                    --------------------------------------------
                                    - BALANCED FUND

                                    - LARGE CAP VALUE FUND

                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - S&P 500 INDEX FUND
                         BOND FUNDS
                                    --------------------------------------------
                                    - HIGH YIELD BOND FUND

                                    - INTERMEDIATE BOND FUND

                                    - SHORT-TERM BOND FUND
                 MONEY MARKET FUNDS
                                    --------------------------------------------
                                    - MONEY MARKET FUND

                                    - U.S. GOVERNMENT MONEY MARKET FUND

                                    - MUNICIPAL MONEY MARKET FUND

                                                           The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the
                                                           investment merit of these Funds. To state otherwise is a criminal
     MANAGED BY AMR INVESTMENT SERVICES, INC.              offense.


                  [AMERICAN AADVANTAGE FUNDS P.A. CLASS LOGO]

TABLE OF CONTENTS



About the Funds

Overview.........................................     2
Balanced Fund....................................     3
Large Cap Value Fund.............................     6
Small Cap Value Fund.............................     8
International Equity Fund........................    10
S&P 500 Index Fund...............................    13
High Yield Bond Fund.............................    16
Intermediate Bond Fund...........................    19
Short-Term Bond Fund.............................    22
Money Market Fund................................    24
U.S. Government Money Market Fund................    26
Municipal Money Market Fund......................    28
The Manager......................................    30
SSgA.............................................    30
The Investment Advisers..........................    31
Valuation of Shares..............................    32

About Your Investment

Purchase and Redemption of Shares................    32
Distributions and Taxes..........................    36

Additional Information

Distribution of Fund Shares......................    37
Master-Feeder Structure..........................    37
Financial Highlights.............................    37
Additional Information.......................Back Cover


ABOUT THE FUNDS
------------------------------------------------------------

Overview

The American AAdvantage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.


The International Equity, S&P 500 Index, Money Market, U.S. Government Money Market, and Municipal Money Market Funds operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund, except for the S&P 500 Index Fund, seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. The AMR Trust is managed by the Manager. The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio, which is a separate investment company with an identical investment objective, managed by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company. Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Master-Feeder Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".



--------------------------------------------------------------------------------

About the Fund                          2                             Prospectus

AMERICAN AADVANTAGE

BALANCED FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------


Ordinarily, between 50% and 70% of the Fund's total assets are invested in equity securities and between 30% and 50% of the Fund's total assets are invested in debt securities.


The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets among four investment advisers:

  AMR Investment Services, Inc.

  Barrow, Hanley, Mewhinney & Strauss, Inc.


  Brandywine Asset Management, LLC


  Hotchkis and Wiley Capital Management, LLC


The Fund's equity assets are allocated, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Asset Management, LLC and Hotchkis and Wiley Capital Management, LLC. The Fund's fixed income assets are allocated, generally on an equal basis, among AMR Investment Services, Inc., Barrow, Hanley, Mewhinney & Strauss, Inc. and Brandywine Asset Management, LLC.


The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities; U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of the Fund's total assets. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.


In determining which debt securities to buy and sell, the investment advisers generally use a "top-down" or "bottom-up" investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examin-

--------------------------------------------------------------------------------

Prospectus                              3                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

  ing actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK (STOCKS)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

INTEREST RATE RISK (BONDS)

The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.


CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be suitable for investors who:

- need to fund a long-term objective, such as a child's college education or a comfortable retirement,

- seek a convenient way to invest in value-oriented stocks and investment grade bonds in a single, professionally managed portfolio,

- desire long-term performance from an investment style that may help to minimize volatility and downside risk,

- require investment income, or

- want to take advantage of the investment expertise of value-oriented investment advisers.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to four broad-based market indices and the Lipper Balanced Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on July 17, 1987. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past per-



--------------------------------------------------------------------------------

About the Fund                          4                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

formance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................   8.97%
93..........................................................  14.46%
94..........................................................  -1.92%
95..........................................................  28.32%
96..........................................................  13.67%
97..........................................................  19.45%
98..........................................................   8.00%
99..........................................................  -4.01%
00..........................................................  10.43%
01..........................................................   5.35%

Highest Quarterly Return:                 9.90%
  (1/1/92 through 12/31/01)         (2nd Quarter 1997)
Lowest Quarterly Return:                  -7.83%
  (1/1/92 through 12/31/01)         (3rd Quarter 1999)


                              AVERAGE ANNUAL TOTAL RETURN
                             ------------------------------
                                     AS OF 12/31/01
                             ------------------------------
                             1 YEAR     5 YEARS    10 YEARS
                             -------    -------    --------
RETURN BEFORE TAXES            5.35%     7.57%       9.90%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                3.82%     4.51%       6.93%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  3.38%     5.02%       6.93%
-----------------------------------------------------------
S&P 500/Barra Value
  Index(1)                   -11.71%     9.49%      13.10%
S&P 500 Index(2)             -11.88%    10.70%      12.94%
Lehman Bros. Intermediate
  Gov./Credit Index(3)         8.98%     7.09%       6.81%
Lehman Bros. Aggregate
  Index(4)                     8.42%     7.43%       7.23%
Lipper Balanced Index         -3.25%     8.38%       9.54%


(1) The S&P 500/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Intermediate Gov./Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

(4) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. As of March 1, 2002, this Index has replaced the Lehman Bros. Intermediate Gov./Credit Index as the Fund's fixed-income market index, because it better reflects the principal strategies of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                         0.29%
Distribution (12b-1) Fees                               0.00
Other Expenses                                          0.55
                                                        ----
TOTAL ANNUAL FUND OPERATING EXPENSES                    0.84%
                                                        ====

(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Balanced Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR..................................     $86
3 YEARS.................................    $268
5 YEARS.................................    $466
10 YEARS................................  $1,037


--------------------------------------------------------------------------------

Prospectus                              5                         About the Fund

AMERICAN AADVANTAGE

LARGE CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------


Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").


The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc.


  Brandywine Asset Management, LLC


  Hotchkis and Wiley Capital Management, LLC

  Metropolitan West Capital Management, LLC

The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be suitable for investors who:

- need to fund a long-term objective, such as a child's college education or a comfortable retirement,

- seek a U.S. stock mutual fund that invests in fundamentally strong companies,

- require total returns including income, or

- want to take advantage of the expertise of value-oriented investment advisers.

---------------

(1)  The Russell 1000(R) Index is a service mark of Frank Russell Company.

--------------------------------------------------------------------------------

About the Fund                          6                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper Multi-Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on July 17, 1987. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................  11.90%
93..........................................................  15.74%
94..........................................................  -1.26%
95..........................................................  33.69%
96..........................................................  20.74%
97..........................................................  26.08%
98..........................................................   5.88%
99..........................................................  -4.99%
00..........................................................  11.22%
01..........................................................   1.88%

Highest Quarterly Return:                 13.98%
  (1/1/92 through 12/31/01)         (2nd Quarter 1997)
Lowest Quarterly Return:                 -14.11%
  (1/1/92 through 12/31/01)         (3rd Quarter 1998)


                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/01
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES             1.88%     7.52%      11.49%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 0.97%     4.68%       8.77%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   1.35%     5.33%       8.62%
------------------------------------------------------------
S&P 500/Barra Value Index(1)   -11.71%    9.49%      13.10%
S&P 500 Index(2)               -11.88%   10.70%      12.94%
Lipper Multi Cap Value Index    1.30%     9.73%      12.32%



(1) The S&P 500/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.



(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.30%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.59
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.89%
                                                       ====


(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly. the expense table and the Example below reflect the expenses of both the Fund and the Large Cap Value Portfolio of the AMR Trust.

Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................     $91
3 YEARS.................................    $284
5 YEARS.................................    $493
10 YEARS................................  $1,096


--------------------------------------------------------------------------------

Prospectus                              7                         About the Fund

AMERICAN AADVANTAGE

SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------

Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of U.S. companies with market capitalizations of $2 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:


  Brandywine Asset Management, LLC


  Hotchkis and Wiley Capital Management, LLC

The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be suitable for investors who:

- need to fund a long-term objective, such as a child's education or a comfortable retirement,

- seek a U.S. stock mutual fund that invests in small, less well-known companies,

- want to take advantage of the expertise of value-oriented investment advisers, or

- are willing to accept the increased risks of small stock investing.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's

--------------------------------------------------------------------------------

About the Fund                          8                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


performance compares to a broad-based market index and the Lipper Small Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on January 1, 1999. In the chart and table below, performance results before March 1, 1999 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

99..........................................................  -5.01%
00..........................................................  19.03%
01..........................................................  27.24%

Highest Quarterly Return:                 22.21%
  (1/1/99 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -13.25%
  (1/1/99 through 12/31/01)         (3rd Quarter 2001)


                               AVERAGE ANNUAL TOTAL RETURN
                              ------------------------------
                                      AS OF 12/31/01
                              ------------------------------
                                             SINCE INCEPTION
                              1 YEAR           (12/31/98)
                              ------         ---------------
RETURN BEFORE TAXES           27.24%             12.89%
RETURN AFTER TAXES ON
  DISTRIBUTIONS               24.58%             11.28%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                 17.06%              9.71%
------------------------------------------------------------
Russell 2000(R) Value
  Index(1)                    14.03%             11.33%
Lipper Small Cap Value Index  17.20%             11.29%



(1) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. Russell 2000(R) Value Index is a service mark of the Frank Russell Company.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.58%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.59
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.17%
                                                       ====


(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Small Cap Value Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................    $119
3 YEARS.................................    $372
5 YEARS.................................    $644
10 YEARS................................  $1,420


--------------------------------------------------------------------------------

Prospectus                              9                         About the Fund

AMERICAN AADVANTAGE

INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio of the AMR Trust.

Ordinarily, at least 80% of the Fund's total assets are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund may invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.


The Manager currently allocates the Fund's assets among four investment advisers:


  Causeway Capital Management LLC

  Independence Investment LLC ("Independence")

  Lazard Asset Management

  Templeton Investment Counsel, LLC


Approximately 10% of the Fund's assets are allocated to Independence, and the remainder are allocated, generally on an equal basis, among the other three investment advisers.


The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The investment advisers may also consider potential changes in currency exchange rates when choosing stocks. Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts or currency futures to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

Independence utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; (7) delays in transaction settlement in some foreign markets; and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

--------------------------------------------------------------------------------

About the Fund                         10                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts, foreign currency forward contracts and options on futures as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the investment advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be appropriate for investors who:

- need to fund a long-term objective that requires growth of capital, such as a child's college education or a comfortable retirement,

- seek to complement U.S. stock holdings with an international stock mutual fund that invests in large, well-capitalized foreign companies,

- want to take advantage of the expertise of leading international equity investment advisers, or

- are willing to accept the increased risks of international investing, including currency and exchange rate risks, accounting differences and political risks.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on August 7, 1991. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................  -11.03%
93..........................................................  42.33%
94..........................................................   0.76%
95..........................................................  17.20%
96..........................................................  19.33%
97..........................................................   9.26%
98..........................................................  11.52%
99..........................................................  26.52%
00..........................................................  -4.36%
01..........................................................  -15.75%

Highest Quarterly Return:               15.15%
  (1/1/92 through 12/31/01)       (4th Quarter 1998)
Lowest Quarterly Return:               -15.69%
  (1/1/92 through 12/31/01)       (3rd Quarter 1998)


                               AVERAGE ANNUAL TOTAL RETURN
                              ------------------------------
                                      AS OF 12/31/01
                              ------------------------------
                              1 YEAR     5 YEARS    10 YEARS
                              -------    -------    --------
RETURN BEFORE TAXES           -15.75%     4.43%      8.29%
RETURN AFTER TAXES ON
  DISTRIBUTIONS               -16.06%     2.93%      6.81%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  -9.38%     3.35%      6.45%
------------------------------------------------------------
EAFE Index(1)                 -21.44%     0.89%      4.46%
Lipper International Index    -19.34%     2.75%      6.67%



(1) The EAFE Index is an unmanaged index of international stock investment performance.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


--------------------------------------------------------------------------------

Prospectus                             11                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.36%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.74
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.10%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the AMR Trust.

Example
-------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................    $112
3 YEARS.................................    $350
5 YEARS.................................    $606
10 YEARS................................  $1,340


--------------------------------------------------------------------------------

About the Fund                         12                             Prospectus

AMERICAN AADVANTAGE

S&P 500 INDEX FUND(1)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.


The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.



The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.


In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES RISK
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

ADDITIONAL RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.

--------------------------------------------------------------------------------

Prospectus                             13                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be appropriate for investors who:

- need to fund a long-term objective, such as a child's college education or a comfortable retirement,

- seek a stock mutual fund that reflects the performance of publicly traded U.S. stocks in general, or

- want to take advantage of a "passive," indexing investment approach.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper S&P 500 Index, a composite of funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 1, 1998. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on January 1, 1997. In the chart and table below, performance results before March 1, 1998 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

97..........................................................  33.09%
98..........................................................  28.58%
99..........................................................  20.24%
00..........................................................  -9.38%
01..........................................................  -12.48%

Highest Quarterly Return:                 21.15%
  (1/1/97 through 12/31/01)         (4th Quarter 1998)
Lowest Quarterly Return:                 -14.74%
  (1/1/97 through 12/31/01)         (3rd Quarter 2001)


                                             AVERAGE ANNUAL
                                              TOTAL RETURN
                                            ----------------
                                             AS OF 12/31/01
                                            ----------------
                                            1 YEAR   5 YEARS
                                            ------   -------
RETURN BEFORE TAXES                         -12.48%  10.29%
RETURN AFTER TAXES ON DISTRIBUTIONS         -13.03%   9.84%
RETURN AFTER TAXES ON DISTRIBUTIONS AND
  SALE OF FUND SHARES                       -7.60%    8.29%
------------------------------------------------------------
S&P 500 Index(1)                            -11.88%  10.70%
Lipper S&P 500 Index                        -12.21%  10.40%



(1) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees(3)                                    0.045%
Distribution (12b-1) Fees                             0.000
Other Expenses                                        0.555
                                                      -----
Total Annual Fund Operating Expenses                  0.60%
                                                      =====
Fee Waiver and/or Expense Reimbursement               0.05%(2)
NET EXPENSES                                          0.55%


(1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.


(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2002 to the extent that Total Annual Fund Operating Expenses exceed 0.55%.



(3) The Management Fee represents the fee for advisory, custody, transfer agency and administrative services that is paid by the State Street Equity 500 Index Portfolio.


--------------------------------------------------------------------------------

About the Fund                         14                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through December 31, 2002, net expenses are used to calculate costs in year one, and total fund expenses are used to calculate costs in years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR ...................................   $56
3 YEARS...................................  $187
5 YEARS...................................  $330
10 YEARS..................................  $745



--------------------------------------------------------------------------------

Prospectus                             15                         About the Fund

AMERICAN AADVANTAGE

HIGH YIELD BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

High current income and capital appreciation.

Principal Strategies
--------------------


This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment adviser. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.



The Manager currently allocates all of the Fund's assets to MW Post Advisory Group, LLC ("MW Post"). The Manager, with the approval of the Fund's Board of Trustees, has appointed Metropolitan West Securities, LLC as an investment adviser to the Fund for the sole purpose of lending the Fund's securities. Metropolitan West Securities will also have responsibility for investing the cash collateral received in connection with securities loans, in accordance with guidelines approved by the Board.


The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its total assets in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.


The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, MW Post relies heavily on internal research and credit analysis. MW Post will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.



MW Post expects to make, to a lesser extent, other investments including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, MW Post may take short equity positions as a hedge against selected high yield bond positions.



Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

----------------------

INTEREST RATE RISK

The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.


CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuer of lower-rated securities also have a greater risk of default or bankruptcy.

MARKET RISK
Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.

--------------------------------------------------------------------------------

About the Fund                         16                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

FOREIGN INVESTING RISK
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.

HEDGING RISK
Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the investment adviser may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.
ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

----------------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for the year ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper High Current Yield Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. PlanAhead Class shares of the Fund were not offered prior to March 1, 2002. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on December 29, 2000. In the chart and table below, performance results are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01..........................................................   8.99%



Highest Quarterly Return:                 6.83%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                  -4.04%
  (1/1/01 through 12/31/01)         (3rd Quarter 2001)



                                     AVERAGE ANNUAL TOTAL
                                            RETURN
                                   ------------------------
                                        AS OF 12/31/01
                                   ------------------------
                                            SINCE INCEPTION
                                   1 YEAR     (12/29/00)
                                   ------   ---------------
RETURN BEFORE TAXES                 8.99%        8.99%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                     5.52%        5.52%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                            3.52%        3.58%
-----------------------------------------------------------
S&P High Yield Cash Pay Index(1)    6.93%        6.93%
Lipper High Current Yield Index    -1.03%       -1.03%



(1) The Salomon Smith Barney High Yield Cash Pay Index is an unmanaged index of below investment grade, cash-pay bonds with remaining maturities of at least one year and a minimum amount outstanding of $100 million.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.



--------------------------------------------------------------------------------

Prospectus                             17                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.66%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.63
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.29%
                                                       ====



Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR .................................    $131
3 YEARS.................................    $409
5 YEARS.................................    $708
10 YEARS................................  $1,556



--------------------------------------------------------------------------------

About the Fund                         18                             Prospectus

AMERICAN AADVANTAGE

INTERMEDIATE BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------

The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.


The Manager currently allocates the Fund's assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow").



The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.


In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Barrow uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

--------------------------------------------------------------------------------

Prospectus                             19                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Investor Profile
----------------
This Fund may be appropriate for investors who:

- seek regular monthly income for retirement or other current expenses,

- want the relative stability of investment grade bonds,

- can benefit from a diversified portfolio of fixed income securities, or

- wish to complement their equity holdings.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Debt Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on March 2, 1998. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on September 15, 1997. In the chart and table below, performance results before March 2, 1998 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


98..........................................................   8.32%
99..........................................................  -2.39%
00..........................................................  10.07%
01..........................................................   7.73%

Highest Quarterly Return:                 4.66%
  (1/1/98 through 12/31/01)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -1.41%
  (1/1/98 through 12/31/01)         (2nd Quarter 1999)


                                  AVERAGE ANNUAL TOTAL RETURN
                                  ---------------------------
                                        AS OF 12/31/01
                                  ---------------------------
                                              SINCE INCEPTION
                                  1 YEAR         (9/15/97)
                                  ------      ---------------
RETURN BEFORE TAXES                7.73%           6.44%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                    5.60%           3.91%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           4.68%           3.88%
-------------------------------------------------------------
Lehman Bros. Aggregate Index(2)    8.42%        7.40%(1)
Lipper Intermediate Investment
  Grade Debt Index                 8.23%           6.69%


(1) The since inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.59
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.84%
                                                       ====

(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Intermediate Bond Portfolio of the AMR Trust.


--------------------------------------------------------------------------------

About the Fund                         20                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................     $86
3 YEARS.................................    $268
5 YEARS.................................    $466
10 YEARS................................  $1,037


--------------------------------------------------------------------------------

Prospectus                             21                         About the Fund

AMERICAN AADVANTAGE

SHORT-TERM BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------
The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

Currently, the Manager is the sole investment adviser to the Fund.


The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.


In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Investor Profile
----------------

This Fund may be appropriate for investors who:

- seek regular monthly income for retirement or other current expenses,

- want the relative stability of investment grade bonds,

- can benefit from a diversified portfolio of fixed income securities, or

- wish to complement their equity holdings.


--------------------------------------------------------------------------------

About the Fund                         22                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Linked Lipper Investment Grade Debt Averages, a composite of funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on December 3, 1987. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..............................    5.19%
93..............................    6.50%
94..............................    1.04%
95..............................    9.65%
96..............................    3.50%
97..............................    6.45%
98..............................    5.19%
99..............................    2.56%
00..............................    7.43%
01..............................    8.00%

Highest Quarterly Return:                 3.23%
  (1/1/92 through 12/31/01)         (2nd Quarter 1995)
Lowest Quarterly Return:                  -0.59%
  (1/1/92 through 12/31/01)         (1st Quarter 1996)


                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/01
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            8.00%      5.91%      5.52%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                5.63%      3.40%      3.02%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  4.83%      3.87%      3.55%
------------------------------------------------------------
Merrill Lynch 1-3 Yr.
  Gov./Corp. Index(1)          8.71%      6.73%      6.22%
Linked Lipper Investment
  Grade Debt Averages(2)       7.11%      5.79%      5.40%


(1) The Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.

(2) The Linked Lipper Investment Grade Debt Averages includes the Lipper Short-Term Investment Grade Debt Average prior to 1/1/96, the Lipper Short-Intermediate Investment Grade Debt Average from 1/1/96 through 7/31/96 and the Lipper Short-Term Investment Grade Debt Average since 8/1/96.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.50
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.75%
                                                       ====


(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Short-Term Bond Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................     $77
3 YEARS.................................    $240
5 YEARS.................................    $417
10 YEARS................................    $930


--------------------------------------------------------------------------------

Prospectus                             23                         About the Fund

AMERICAN AADVANTAGE


MONEY MARKET FUND(R)

--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar-denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Currently, the Manager is the sole investment adviser to the Fund.


The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.


The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors

----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in the banking industry, factors affecting that industry could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.



Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Investor Profile

----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income from a highly liquid investment,

- require a short-term investment vehicle for cash when making long-term investment decisions, or

- seek a rate of return that is potentially higher than certificates of deposit or savings accounts.


--------------------------------------------------------------------------------

About the Fund                         24                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on September 1, 1987. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................  4.02%
93..........................................................  3.28%
94..........................................................  4.02%
95..........................................................  5.70%
96..........................................................  5.15%
97..........................................................  5.32%
98..........................................................  5.24%
99..........................................................  4.87%
00..........................................................  6.14%
01..........................................................  3.83%

Highest Quarterly Return:                   1.58%
 (1/1/92 through 12/31/01)         (3rd & 4th Quarter 2000)
Lowest Quarterly Return:                    0.54%
 (1/1/92 through 12/31/01)            (4th Quarter 2001)

 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/01
-----------------------------
1 YEAR    5 YEARS    10 YEARS
------    -------    --------
3.83%      5.08%      4.75%


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.10%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.45
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.55%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $56
3 YEARS...................................  $176
5 YEARS...................................  $307
10 YEARS..................................  $689


--------------------------------------------------------------------------------

Prospectus                             25                         About the Fund

AMERICAN AADVANTAGE

U.S. GOVERNMENT MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the AMR Trust.

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

Currently, the Manager is the sole investment adviser to the Fund.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Investor Profile

----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income from a highly liquid investment,

- require a short-term investment vehicle for cash when making long-term investment decisions, or

- seek a rate of return that is potentially higher than certificates of deposit or savings accounts.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on March 2, 1992. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.


                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................   3.05%
94..........................................................   3.89%
95..........................................................   5.27%
96..........................................................   4.88%
97..........................................................   5.13%
98..........................................................   5.04%
99..........................................................   4.66%
00..........................................................   5.95%
01..........................................................   3.79%



Highest Quarterly Return:                 1.54%
  (1/1/93 through 12/31/01)         (3rd Quarter 2000)
Lowest Quarterly Return:                  0.57%
  (1/1/93 through 12/31/01)         (4th Quarter 2001)



AVERAGE ANNUAL TOTAL RETURN
----------------------------
       AS OF 12/31/01
----------------------------
                     SINCE
                   INCEPTION
1 YEAR   5 YEARS   (3/2/92)
------   -------   ---------
3.79%     4.91%      4.53%



--------------------------------------------------------------------------------

About the Fund                         26                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.10%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.45
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.55%
                                                       ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $56
3 YEARS...................................  $176
5 YEARS...................................  $307
10 YEARS..................................  $689



--------------------------------------------------------------------------------

Prospectus                             27                         About the Fund

AMERICAN AADVANTAGE

MUNICIPAL MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Municipal Money Market Portfolio of the AMR Trust.

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

Currently, the Manager is the sole investment adviser to the Fund.


The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.


Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.


Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.



Investor Profile
----------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal,

- desire regular, monthly income that is generally exempt from Federal income tax,

- require a short-term investment vehicle for cash when making long-term investment decisions, or

- seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts.


--------------------------------------------------------------------------------

About the Fund                         28                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on November 10, 1993. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


94..........................................................   2.52%
95..........................................................   3.47%
96..........................................................   3.18%
97..........................................................   3.26%
98..........................................................   3.08%
99..........................................................   2.74%
00..........................................................   3.61%
01..........................................................   2.25%



Highest Quarterly Return:               0.96%
  (1/1/94 through 12/31/01)       (4th Quarter 2000)
Lowest Quarterly Return:                0.31%
  (1/1/94 through 12/31/01)       (4th Quarter 2001)



  AVERAGE ANNUAL TOTAL RETURN
-------------------------------
        AS OF 12/31/01
-------------------------------
                       SINCE
                     INCEPTION
1 YEAR    5 YEARS    (11/10/93)
------    -------    ----------
2.25%      2.99%       3.00%



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.10%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.48
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.58%
                                                       ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the Municipal Money Market Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $59
3 YEARS...................................  $186
5 YEARS...................................  $324
10 YEARS..................................  $726



--------------------------------------------------------------------------------

Prospectus                             29                         About the Fund

The Manager
-----------

The Funds have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2001, the Manager had approximately $29.9 billion of assets under management, including approximately $17.9 billion under active management and $12.0 billion as named fiduciary or financial adviser. Of the total, approximately $14.2 billion of assets are related to AMR Corporation.


The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager

- develops the investment programs for each Fund,

- selects and changes investment advisers (subject to requisite approvals),

- allocates assets among investment advisers,

- monitors the investment advisers' investment programs and results,

- coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

- with the exception of the International Equity, High Yield Bond and S&P 500 Index Funds, invests the portion of Fund assets which the investment advisers determine should be allocated to high quality short-term debt obligations.


As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:

- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,

- 0.25% of the net assets of the Short-Term Bond Fund, plus

- 0.10% of the net assets of all other Funds, except the S&P 500 Index Fund.

The Manager receives a fee of 0.10% of the net assets of the Balanced Fund (as noted above) plus a fee of 0.15% of the Fund's net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Small Cap Value, International Equity and Intermediate Bond Funds pay the Manager the amounts due to their respective investment advisers. The Manager then remits these amounts to the investment advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The management fees paid by the Funds for the fiscal year ended October 31, 2001, net of reimbursements and shown as a percentage of average net assets, were as follows:

FUND                               MANAGEMENT FEES
----                               ---------------
Balanced.........................       0.29%
Large Cap Value..................       0.30%
Small Cap Value..................       0.58%
Intermediate Bond................       0.25%
International Equity.............       0.36%
Short-Term Bond..................       0.25%
High Yield Bond..................       0.66%

The management fees paid by the Funds for the fiscal year ended December 31, 2001, net of reimbursements and shown as a percentage of average net assets, were as follows:

FUND                               MANAGEMENT FEES
----                               ---------------
Money Market.....................       0.10%
U.S. Government Money Market.....       0.10%
Municipal Money Market...........       0.10%


William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Balanced, Large Cap Value, Small Cap Value, International Equity, High Yield Bond and Intermediate Bond Funds, except as indicated otherwise below. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocations among multiple investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995.


Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond Fund and a portion of the fixed income assets of the Balanced Fund. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President-Fixed Income Investments.


SSgA

----


The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio, which is managed by SSgA. SSgA is located at Two International Place, Boston, Massachusetts 02110. As of November 28, 2001, SSgA and its affiliates had assets under management of $663 billion. SSgA serves as investment adviser, and State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent to the State Street Equity 500 Index Portfolio. As compensation for its services as investment adviser and State Street's service as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), SSgA receives an


--------------------------------------------------------------------------------

About the Fund                         30                             Prospectus
advisory fee at an annual rate of 0.045% of the average daily net assets of the Portfolio.

The Investment Advisers
-----------------------


Set forth below is a brief description of the investment advisers for the Funds. The Manager is the sole investment adviser to the Money Market Funds and the Short-Term Bond Fund. Except for these Funds, each Fund's assets are allocated among one or more investment advisers by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another investment adviser. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other investment advisers. Each investment adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board") and for those Funds that invest their assets in the AMR Trust, approval of the AMR Trust Board. The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.


BARROW, HANLEY, MEWHINNEY & STRAUSS, INC., ("BARROW"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2001, Barrow had discretionary investment management authority with respect to approximately $28.6 billion of assets, including approximately $1.4 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced, Large Cap Value, Intermediate Bond and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.

BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2001, Brandywine had assets under management totaling approximately $7.8 billion, including approximately $1.2 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as an investment adviser to the Balanced, Large Cap Value and Small Cap Value Funds.

CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is a professional international and global equity asset management firm. Causeway was formed in June 2001 by the key international equity management personnel at the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P., the previous investment adviser to the International Equity Fund. As of December 31, 2001, Causeway had approximately $1.3 billion in assets under management, including approximately $690 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as an investment adviser to the International Equity Fund.

HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., previously an investment adviser to the Funds. As of December 31, 2001, Hotchkis had approximately $4.6 billion in assets under management, including approximately $698 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as an investment adviser to the Balanced, Large Cap Value and Small Cap Value Funds.

INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE"), 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Financial Services. Assets under management as of December 31, 2001, including funds managed for its parent company, were approximately $21 billion, which included approximately $339.9 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Independence serves as an investment adviser to the International Equity Fund.

LAZARD ASSET MANAGEMENT ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, is a division of Lazard Freres & Co. LLC, a registered investment adviser and a member of the New York, American and Chicago Stock Exchanges, providing its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $65.7 billion as of December 31, 2001, including approximately $525.1 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as an investment adviser to the International Equity Fund.

METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("METWEST"), 610 Newport Center Drive, Suite 150, Newport Beach, California 92660, is a professional investment counseling firm founded in 1997. The firm is minority owned by Metropolitan West Financial, LLC. It is also an affiliate of Metropolitan West Securities, Inc., a wholly owned subsidiary of Metropolitan West Financial, Inc. As of December 31, 2001, MetWest had approximately $2.1 billion of assets under management, which included approximately $200 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest serves as an investment adviser to the Large Cap Value Fund.

--------------------------------------------------------------------------------

Prospectus                             31                         About the Fund

METROPOLITAN WEST SECURITIES, LLC ("METWEST SECURITIES"), 11440 San Vicente Blvd., 3rd Floor, Los Angeles, California 90049, is a subsidiary of Metropolitan West Financial, LLC and an affiliate of MW Post Advisory Group, LLC and Metropolitan West Capital Management, LLC. As of December 31, 2001, MetWest Securities had approximately $30 billion in assets under management. MetWest Securities serves as investment adviser to the High Yield Bond Fund for the sole purpose of lending the Fund's securities.



MW POST ADVISORY GROUP, LLC ("MW POST"), 1880 Century Park East, Suite 820, Los Angeles, California 90067, is a professional investment management firm that has been providing advisory services under its current name and its predecessor, Post Advisory Group, Inc., since 1992. MW Post is jointly owned by the principals of the firm (directly and indirectly) and Metropolitan West Financial, LLC. As of December 31, 2001, MW Post had assets under management totaling approximately $824 million, including approximately $57 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MW Post serves as investment adviser to the High Yield Bond Fund.


TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $266 billion in assets under management as of December 31, 2001. Of this amount, approximately $648 million are assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as an investment adviser to the International Equity Fund.


All other assets of American Airlines, Inc. and its affiliates under management by each respective investment adviser (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each investment adviser other than State Street. Including these assets lowers the investment advisory fees for each applicable Fund.

Valuation of Shares

-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund's or Portfolio's applicable Board of Trustees, under certain limited circumstances. For example, fair valuation would be used if market quotations are not readily available or a material event occurs after the close of the Exchange which may affect a security's value. Securities held by the Money Market Funds are valued in accordance with the amortized cost method, which is designed to enable those Funds to maintain a stable NAV of $1.00 per share.


The NAV of PlanAhead Class shares will be determined based on a pro rata allocation of the Fund's or Portfolio's (as applicable) investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business, or such other time as designated by a Money Market Fund, if in its discretion, the Fund accepts orders on days when the Exchange is closed. In addition to the days the Exchange is closed, the Money Market Funds are also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Money Market Fund, in its discretion, may designate other days as a business day on which it will accept purchases and redemptions (but typically not exchanges between a Money Market Fund and other American AAdvantage Fund). Because the International Equity Fund invests in securities primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the NAV per share of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

ABOUT YOUR INVESTMENT

--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

PlanAhead Class shares are offered to all investors, including investors using intermediary organizations such as discount brokers or plan sponsors and retirement accounts.

Purchase Policies
-----------------


No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares of the Money Market Funds are not offered and orders are not accepted on Columbus Day and Veterans Day.



                                      PURCHASE BY
FUND                                (EASTERN TIME):*
----                                ----------------
Municipal Money Market                 11:45 a.m.
All other Funds                         4:00 p.m.


*or the close of the Exchange (whichever comes first)

--------------------------------------------------------------------------------
About Your Investment                  32                             Prospectus

If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks or third party checks.

Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by:

- calling (800) 388-3344, or

- visiting the Funds' web site at www.aafunds.com and downloading an account application.

Complete the application, sign it and

                                    Mail to:
                           American AAdvantage Funds
                                P.O. Box 219643
                          Kansas City, MO 64121-9643

Redemption Policies
-------------------

Shares of any Fund may be redeemed by telephone, by pre-authorized automatic redemption, via the Funds' web site, or by mail on any day that Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call (800) 338-3344. Except for the Money Market Funds, wire proceeds from redemption orders received by 4:00 p.m. Eastern Time generally are transmitted to shareholders on the next day that the Funds are open for business. Proceeds from redemptions requested for the Money Market Funds by the following deadlines will generally be wired to shareholders on the same day.

                                 SAME DAY WIRE
FUND                      REDEMPTION ORDER DEADLINE:*
----                      ---------------------------
Money Market and U.S.
  Government Money
  Market                     2:00 p.m. Eastern Time
Municipal Money Market      11:45 a.m. Eastern Time

*or the close of the Exchange (whichever comes first)


In any event, proceeds from a redemption order for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to 15 days.


The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.


Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund or the Fund's corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.



--------------------------------------------------------------------------------
Prospectus                             33                  About Your Investment

HOW TO PURCHASE SHARES
To Make an Initial Purchase                            To Add to an Existing Account
By Check

- Make check payable to the American AAdvantage        Include the shareholder's account number, Fund
  Funds.                                               name, and Fund number on the check. Mail check
- Include the Fund name, Fund number and               ($50 minimum) to:
  "PlanAhead Class" on the check.
- Mail check ($2,500 minimum or $2,000 for IRAs)       American AAdvantage Funds
  to:                                                  P.O. Box 219643
                                                       Kansas City, MO 64121-9643
  American AAdvantage Funds
  P.O. Box 219643
  Kansas City, MO 64121-9643

By Wire

If your account has been established, you may          Call (800) 388-3344 to purchase shares by wire.
call (800) 388-3344 to purchase shares by wire.        Send a bank wire ($500 minimum) to State Street
Send a bank wire ($2,500 minimum or $2,000 for         Bank & Trust Co. with these instructions:
IRAs) to State Street Bank & Trust Co. with
these instructions:                                    - ABA# 0110-0002-8; AC-9905-342-3,
                                                       - Attn: American AAdvantage Funds-PlanAhead
- ABA# 0110-0002-8; AC-9905-342-3,                       Class,
- Attn: American AAdvantage Funds-PlanAhead            - the Fund name and Fund number, and
  Class,                                               - shareholder's account number and registration.
- the Fund name and Fund number, and
- shareholder's account number and registration.
  Via My Account on www.aafunds.com

- Funds will be transferred automatically from         - The minimum amount for each additional
  your bank account via Automated Clearing House         purchase is $50.
  ("ACH") if valid bank instructions were
  included on your application. If not, please
  call (800) 388-3344 to establish bank
  instructions prior to the purchase.
- A $2,500 minimum is required to establish a
  new account.

By Pre-Authorized Automatic Investment

- The minimum account size of $2,500 ($2,000 for       - Funds will be transferred automatically from
  IRAs) must be met before establishing an               your bank account via ACH on or about the 5th
  automatic investment plan.                             day of each month or quarter, depending upon
- Fill in required information on the account            which periods you specify. If you establish
  application, including amount of automatic             your automatic investment plan through
  investment ($50 minimum). Attach a voided              www.aafunds.com, you can choose the date and
  check to the account application.                      frequency of transfer.
- An automatic investment plan may also be
  established through www.aafunds.com.

By Exchange

- Send a written request to the address above,         - You may purchase shares of a Fund by
  call (800) 388-3344 or visit www.aafunds.com.          exchanging shares from the PlanAhead Class of
- A $2,500 minimum is required to establish a            another American AAdvantage Fund if you have
  new account in the PlanAhead Class of another          owned shares of the other American AAdvantage
  American AAdvantage Fund by making an                  Fund for at least 15 days.
  exchange.                                            - The minimum amount for each exchange is $50.


--------------------------------------------------------------------------------
About Your Investment                  34                             Prospectus

HOW TO REDEEM SHARES
Method                                                            Additional Information
By Telephone

Call (800) 388-3344 to request a redemption.                      - Telephone redemption orders are limited to $50,000 within any 30 day period.
                                                                  - Proceeds will generally be mailed only to the account
                                                                    address of record or transmitted by wire ($500 minimum
                                                                    and $10 fee) to a commercial bank account designated on
                                                                    the account application form.
By Mail

Write a letter of instruction including:                          - Proceeds will only be mailed to the account address of
- the Fund name and Fund number,                                    record or transmitted by wire ($500 minimum and $10 fee) to
- shareholder account number,                                       a commercial bank account designated on the account
- shares or dollar amount to be redeemed, and                       application form.
- authorized signature(s) of all persons required to sign
  for the account.                                                A signature guarantee is required for redemption orders:
                                                                  - in amounts of $50,000 or more,
Mail to:                                                          - with a request to send the proceeds to an address or
                                                                    commercial bank account other than the address or
American AAdvantage Funds                                           commercial bank account designated on the account
P.O. Box 219643                                                     application, or
Kansas City, MO 64121-9643                                        - for an account whose address has changed within the last
                                                                    30 days if proceeds are sent by check.
Via My Account on www.aafunds.com

- Please call (800) 388-3344 to establish bank                    - Proceeds will only be mailed to the account address of
  instructions, if you wish to receive redemption proceeds          record, transmitted by wire to a commercial bank account
  via wire or ACH.                                                  designated on the account application form or transferred
                                                                    via ACH to your bank account.
                                                                  - The minimum amount is $500 for a wire and $50 for a check or ACH.
                                                                  - A $10 fee is charged for each wire.
By Shareholder Draft

(Money Market Funds' shareholders only)                           - Minimum check amount is $100.
Choose the check writing feature on the account application       - A $2 service fee per check is charged for check copies.
or establish via www.aafunds.com.
By Pre-Authorized Automatic Redemption

- Fill in required information on the account application         - Proceeds will be transferred automatically from your Fund
  or establish via www.aafunds.com ($100 minimum).                  account to your bank account via ACH on or about the 15th
                                                                    day of each month. If you establish automatic redemption
                                                                    through www.aafunds.com, you can choose the date and
                                                                    frequency of transfer.
By Exchange

- Send a written request to the address above, call (800)         - You may sell shares of a Fund in exchange for shares of
  388-3344 to exchange shares through the Automated Voice           the PlanAhead Class of another American AAdvantage Fund
  Response System or visit www.aafunds.com.                         if you have owned shares of the Fund for at least 15
- A $2,500 minimum is required to establish a new account           days.
in the PlanAhead Class of another American AAdvantage Fund        - The minimum amount for each exchange is $50.
by making an exchange.


--------------------------------------------------------------------------------
Prospectus                             35                  About Your Investment

General Policies
----------------

If a shareholder's account balance in any Fund falls below $2,500 ($2,000 for IRAs), the shareholder may be asked to increase the balance. If the account balance remains below $2,500 ($2,000 for IRAs) after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,

- modify or terminate the exchange privilege at any time,

- terminate the exchange privilege of any shareholder who makes more than one exchange in and out of a Fund (other than the Money Market Funds) during any three month period, and

- seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank.

Third parties, such as banks, broker-dealers and 401(k) plan providers who offer Fund shares, may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.

Distributions and Taxes
-----------------------


The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:



                                                    OTHER
                                                DISTRIBUTIONS
FUND                     DIVIDENDS PAID             PAID
----                     --------------         -------------
Balanced                 Annually                 Annually
Large Cap Value          Annually                 Annually
Small Cap Value          Annually                 Annually
International Equity     Annually                 Annually
S&P 500 Index            April, July, October     Annually
                           and December
High Yield Bond          Monthly                  Annually
Intermediate Bond        Monthly                  Annually
Short-Term Bond          Monthly                  Annually
Money Market             Monthly                  Monthly
U.S. Government Money    Monthly                  Monthly
  Market
Municipal Money Market   Monthly                  Monthly



Usually, any dividends (except those paid by the Municipal Money Market Fund) and distributions of net realized gains are taxable events. Shareholders may realize a taxable gain or loss when redeeming or exchanging shares (other than shares of the Money Market Funds). That gain or loss may be treated as a short-term or long-term capital gain or loss, depending on how long the sold or exchanged shares were held. The following table outlines the typical tax liabilities for transactions in taxable accounts:



TYPE OF TRANSACTION                   TAX STATUS
-------------------                   ----------
Dividends from net investment         Ordinary income
  income*
Distributions of realized net         Ordinary income
  short-term capital gains*
Distributions of gains from certain   Ordinary income
  foreign currency transactions*
Distributions of realized net         Long-term capital
  long-term capital gains*              gains
Sales or exchanges of shares owned    Long-term capital
  for more than one year                gains or losses
Sales or exchanges of shares owned    Net gains are treated
  for one year or less                  as ordinary income;
                                        net losses are
                                        subject to special
                                        rules


(*) whether reinvested or taken in cash


Some foreign countries may impose taxes on dividends paid to and gains realized by the International Equity Fund. The Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.



A portion of the dividends paid by the Balanced Fund, the Large Cap Value Fund, the Small Cap Value Fund, the S&P 500 Index Fund, and the High Yield Bond Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion for any Fund may not exceed its aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax ("AMT"). The International Equity Fund's dividends most likely will not qualify for the dividends-received deduction because none of the dividends it receives are expected to be paid by U.S. corporations.



--------------------------------------------------------------------------------
About Your Investment                  36                             Prospectus

The Municipal Money Market Fund expects to designate most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If the Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for AMT. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.


This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
----------------------------


The Funds do not incur any direct distribution expenses related to PlanAhead Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

Master-Feeder Structure

-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                             Investor
                                 |
                                 |              purchases shares of
                            Feeder Fund
                                 |
                                 |              which invests in
                            Master Fund
                                 |
                                 |              which buys
                       Investment Securities

Each Master-Feeder Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a Portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

Prior to March 1, 2002, the Balanced, Large Cap Value, Small Cap Value, Intermediate Bond, and Short-Term Bond Funds invested all of their investable assets in a corresponding portfolio of the AMR Investment Services Trust with a similar name and identical investment objective. On March 1, 2002, the master-feeder structure of these Funds was discontinued, and each Fund now directly purchases securities for investment in accordance with its respective investment objective.

Financial Highlights
--------------------

Financial highlights are not available for the PlanAhead Class of the High Yield Bond Fund, because as of the date of this Prospectus, it had not commenced active operations.

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's highlights were audited by Ernst & Young LLP, independent auditors. The financial highlights of the S&P 500 Index Fund were audited by PriceWaterhouseCoopers LLP, independent auditors, through the end of 1999. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.

--------------------------------------------------------------------------------
Prospectus                             37                  About Your Investment

                                                                           BALANCED FUND-PLANAHEAD CLASS
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                              2001(E) (F)    2000(B)     1999       1998       1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -----------    -------    -------    -------    -------
Net asset value, beginning of period........................    $ 12.08      $ 12.79    $ 14.35    $ 16.03    $ 15.03
                                                                -------      -------    -------    -------    -------
Income from investment operations
    Net investment income(A) (D)............................       0.51         0.53       0.44       0.47       0.63
    Net gains (losses) on securities (realized and
      unrealized)(D)........................................      (0.06)          --      (0.39)      0.75       2.10
                                                                -------      -------    -------    -------    -------
Total from investment operations............................       0.45         0.53       0.05       1.22       2.73
                                                                -------      -------    -------    -------    -------
Less distributions:
    Dividends from net investment income....................      (0.65)       (0.46)     (0.44)     (0.64)     (0.57)
    Distributions from net realized gains on securities.....         --        (0.78)     (1.17)     (2.26)     (1.16)
                                                                -------      -------    -------    -------    -------
Total distributions.........................................      (0.65)       (1.24)     (1.61)     (2.90)     (1.73)
                                                                -------      -------    -------    -------    -------
Net asset value, end of period..............................    $ 11.88      $ 12.08    $ 12.79    $ 14.35    $ 16.03
                                                                =======      =======    =======    =======    =======
Total return................................................       3.84%        4.88%      0.22%      8.73%     19.75%
                                                                =======      =======    =======    =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $12,176      $11,643    $22,753    $40,717    $34,354
    Ratios to average net assets (annualized):
        Expenses(D).........................................       0.84%        0.90%      0.90%      0.89%      0.90%
        Net investment income(D)............................       3.29%        4.01%      3.21%      3.23%      3.52%
    Portfolio turnover rate(C)..............................        122%         121%        90%        87%       105%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) GSB Investment Management, Inc. was removed as an investment adviser to the Balanced Fund on March 1, 2000.

(C) The American AAdvantage Balanced Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rates is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio.

(E) On September 7, 2001, AMR Investment Services, Inc. assumed management of the fixed income portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(F) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the equity portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

                                                                         LARGE CAP VALUE FUND-PLANAHEAD CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                              2001(B)    2000(F)       1999(E)        1998         1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    -------       -------      -------      -------
Net asset value, beginning of period........................  $ 15.40    $ 18.41       $ 20.67      $ 21.38      $ 18.33
                                                              -------    -------       -------      -------      -------
Income from investment operations
    Net investment income(A D)..............................     0.26       0.60(D)       0.35(D)      0.35(D)      0.35(D)
    Net gains (losses) on securities (realized and
      unrealized)(D)........................................    (0.62)     (0.13)(D)      0.01(D)      0.86(D)      4.39(D)
                                                              -------    -------       -------      -------      -------
Total from investment operations............................    (0.36)      0.47          0.36         1.21         4.74
                                                              -------    -------       -------      -------      -------
Less distributions:
    Dividends from net investment income....................    (0.55)     (0.43)        (0.36)       (0.34)       (0.38)
    Distributions from net realized gains on securities.....    (0.49)     (3.05)        (2.26)       (1.58)       (1.31)
                                                              -------    -------       -------      -------      -------
Total distributions.........................................    (1.04)     (3.48)        (2.62)       (1.92)       (1.69)
                                                              -------    -------       -------      -------      -------
Net asset value, end of period..............................  $ 14.00    $ 15.40       $ 18.41      $ 20.67      $ 21.38
                                                              =======    =======       =======      =======      =======
Total return................................................    (2.47)%     4.56%         1.41%        5.94%       27.64%
                                                              =======    =======       =======      =======      =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $12,280    $11,507       $20,095      $40,907      $29,684
    Ratios to average net assets (annualized):
        Expenses(D).........................................     0.89%      0.84%(D)      0.90%(D)     0.86%(D)     0.93%(D)
        Net investment income(D)............................     1.54%      2.51%(D)      1.62%(D)     1.58%(D)     1.85%(D)
    Portfolio turnover rate(C)..............................       60%        58%           33%          40%          35%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Large Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(C) The American AAdvantage Large Cap Value Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio.

(E) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.

(F) GSB Investment Management, Inc. was removed as an investment advisor to the Large Cap Value Fund on March 1, 2000.

--------------------------------------------------------------------------------
About Your Investment                  38                             Prospectus

                                                                    SMALL CAP VALUE FUND-
                                                                       PLANAHEAD CLASS
                                                              ---------------------------------
                                                                  YEAR ENDED
                                                                 OCTOBER 31,        MARCH 1 TO
                                                              ------------------   OCTOBER 31,
                                                              2001(C)     2000         1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    -------   ------------
Net asset value, beginning of period........................   $10.08    $  9.05     $  9.13
                                                               ------    -------     -------
Income from investment operations:
    Net investment income(A)................................     0.15       0.08        0.02
    Net gains (losses) on securities (both realized and
     unrealized)(A).........................................     1.76       1.14       (0.10)
                                                               ------    -------     -------
Total from investment operations............................     1.91       1.22       (0.08)
                                                               ------    -------     -------
Less distributions:
    Dividends from net investment income....................    (0.18)     (0.02)         --
    Distributions from net realized gains on securities.....    (0.17)     (0.17)         --
                                                               ------    -------     -------
Total distributions.........................................    (0.35)     (0.19)         --
                                                               ------    -------     -------
Net asset value, end of period..............................   $11.64    $ 10.08     $  9.05
                                                               ======    =======     =======
Total return................................................    19.58%     13.76%      (0.88)%(D)
                                                               ======    =======     =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................   $1,197    $   440     $    74
    Ratios to average net assets (annualized):
        Expenses(A).........................................     1.17%      1.18%       1.28%
        Net investment income(A)............................     1.06%      1.71%       0.57%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............       --       0.06%       0.18%
    Portfolio turnover rate(B)..............................       93%        63%         31%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio.

(B) The American AAdvantage Small Cap Value Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(C) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Small Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(D) Not annualized.

                                                                   INTERNATIONAL EQUITY FUND-PLANAHEAD CLASS
                                                              ----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------
                                                              2001(E)      2000      1999(B)     1998       1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    -------    -------    -------    -------
Net asset value, beginning of period........................  $  17.72    $ 19.13    $ 16.75    $ 16.92    $ 14.90
                                                              --------    -------    -------    -------    -------
Income from investment operations
    Net investment income(A D)..............................      0.19       0.31       0.30       0.31       0.30
    Net gains (losses) on securities (realized and
      unrealized)(D)........................................     (2.92)      0.18       2.89       0.31       2.41
                                                              --------    -------    -------    -------    -------
Total from investment operations............................     (2.73)      0.49       3.19       0.62       2.71
                                                              --------    -------    -------    -------    -------
Less distributions:
    Dividends from net investment income....................     (0.17)     (0.26)     (0.32)     (0.31)     (0.28)
    Distributions from net realized gains on securities.....     (1.24)     (1.64)     (0.49)     (0.48)     (0.41)
                                                              --------    -------    -------    -------    -------
Total distributions.........................................     (1.41)     (1.90)     (0.81)     (0.79)     (0.69)
                                                              --------    -------    -------    -------    -------
Net asset value, end of period..............................  $  13.58    $ 17.72    $ 19.13    $ 16.75    $ 16.92
                                                              ========    =======    =======    =======    =======
Total return................................................    (16.79)%     2.08%     19.68%      3.94%     18.71%
                                                              ========    =======    =======    =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $113,948    $85,680    $60,602    $46,242    $20,075
    Ratios to average net assets (annualized):
        Expenses(D).........................................      1.10%      1.01%      0.93%      1.08%      1.14%
        Net investment income(D)............................      1.22%      1.43%      1.71%      1.72%      1.95%
    Portfolio turnover rate(C)..............................        36%        45%        63%        24%        15%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) On March 1, 1999, Morgan Stanley Asset Management, Inc. was replaced as an investment adviser to the International Equity Fund by Lazard Asset Management and Independence Investment LLC.

(C) The American AAdvantage International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.

(E) Causeway Capital Management, LLC replaced Merrill Lynch Investment Managers, L.P. as investment advisor to the International Equity Fund on August 31, 2001.

--------------------------------------------------------------------------------
Prospectus                             39                  About Your Investment

                                                                   S&P 500 INDEX FUND-PLANAHEAD CLASS
                                                              --------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,     MARCH 1, TO
                                                              -----------------------------   DECEMBER 31,
                                                               2001       2000(A)     1999        1998
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------    ------   ------------
Net asset value, beginning of period........................  $ 17.99     $20.12     $16.83      $14.27
                                                              -------     ------     ------      ------
Income from investment operations
    Net investment income(B)................................     0.14       0.13       0.15        0.08
    Net gains (losses) on securities (realized and
     unrealized)(B).........................................    (2.39)     (2.00)      3.25        2.56
                                                              -------     ------     ------      ------
Total from investment operations............................    (2.25)     (1.87)      3.40        2.64
                                                              -------     ------     ------      ------
Less distributions:
    Dividends from net investment income....................    (0.25)(C)  (0.26)(C)  (0.11)      (0.08)
                                                              -------     ------     ------      ------
Total distributions.........................................    (0.25)     (0.26)     (0.11)      (0.08)
                                                              -------     ------     ------      ------
Net asset value, end of period..............................  $ 15.49     $17.99     $20.12      $16.83
                                                              =======     ======     ======      ======
Total return................................................   (12.48)%    (9.38)%    20.24%      18.58%(D)
                                                              =======     ======     ======      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $32,284     $5,143     $6,173      $1,963
    Ratios to average net assets (annualized)(B)
        Net investment income...............................     0.89%      0.66%      0.91%       1.04%
        Expenses............................................     0.56%      0.54%      0.55%       0.55%
        Decrease reflected in above expense ratio due to
        absorption of expenses by State Street, Bankers
        Trust and the Manager...............................     0.05%      0.16%      0.17%       0.24%


(A) Prior to March 1, 2000, the S&P 500 Index Fund-PlanAhead Class invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company.


(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio through February 29, 2000 and the State Street Equity 500 Index Portfolio from March 1, 2000 through December 31, 2001.


(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

(D) Not annualized.

                                                                          INTERMEDIATE BOND
                                                                        FUND-PLANAHEAD CLASS
                                                              -----------------------------------------
                                                                      YEAR ENDED              MARCH 2
                                                                     OCTOBER 31,                TO
                                                              --------------------------    OCTOBER 31,
                                                               2001      2000      1999        1998
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------    ------    ------    -----------
Net asset value, beginning of period........................  $ 9.57    $ 9.63    $10.55      $10.25
                                                              ------    ------    ------      ------
Income from investment operations
    Net investment income(A)................................    0.53      0.59      0.53        0.37
    Net gains (losses) on securities (realized and
     unrealized)(A).........................................    0.77     (0.06)    (0.63)       0.30
                                                              ------    ------    ------      ------
Total from investment operations............................    1.30      0.53     (0.10)       0.67
                                                              ------    ------    ------      ------
Less distributions:
    Dividends from net investment income....................   (0.53)    (0.59)    (0.53)      (0.37)
    Distributions from net realized gains on securities.....      --        --     (0.29)         --
                                                              ------    ------    ------      ------
Total distributions.........................................   (0.53)    (0.59)    (0.82)      (0.37)
                                                              ------    ------    ------      ------
Net asset value, end of period..............................  $10.34    $ 9.57    $ 9.63      $10.55
                                                              ======    ======    ======      ======
Total return................................................   13.91%     5.76%    (0.98)%      6.63%(C)
                                                              ======    ======    ======      ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $  300    $  102    $1,545      $   30
    Ratios to average net assets (annualized)(A):
        Expenses............................................    0.83%     0.87%     0.85%       0.86%
        Net investment income...............................    5.04%     6.07%     5.32%       5.21%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............    0.01%     0.02%       --          --
    Portfolio turnover rate(B)..............................     164%      102%      123%        181%(C)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio.

(B) The American AAdvantage Intermediate Bond Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(C) Not annualized.

--------------------------------------------------------------------------------
About Your Investment                  40                             Prospectus

                                                                   SHORT-TERM BOND FUND-PLANAHEAD CLASS
                                                              -----------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------
                                                               2001      2000      1999     1998(A)     1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------    ------    ------    -------    ------
Net asset value, beginning of period........................  $ 9.21    $ 9.30    $ 9.64    $ 9.63     $ 9.68
                                                              ------    ------    ------    ------     ------
Income from investment operations:
    Net investment income(C)................................    0.55      0.59      0.54      0.60       0.61
    Net gains (losses) on securities (realized and
      unrealized)(C)........................................    0.41     (0.09)    (0.33)     0.01      (0.05)
                                                              ------    ------    ------    ------     ------
Total from investment operations............................    0.96      0.50      0.21      0.61       0.56
                                                              ------    ------    ------    ------     ------
Less distributions:
    Dividends from net investment income....................   (0.55)    (0.59)    (0.55)    (0.60)     (0.61)
                                                              ------    ------    ------    ------     ------
Total distributions.........................................   (0.55)    (0.59)    (0.55)    (0.60)     (0.61)
                                                              ------    ------    ------    ------     ------
Net asset value, end of period..............................  $ 9.62    $ 9.21    $ 9.30    $ 9.64     $ 9.63
                                                              ======    ======    ======    ======     ======
Total return................................................   10.69%     5.56%     2.21%     6.50%      6.01%
                                                              ======    ======    ======    ======     ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $1,257    $  489    $1,638    $3,722     $5,096
    Ratios to average net assets (annualized):
        Expenses(C).........................................    0.75%     0.84%     0.84%     0.85%      0.85%
        Net investment income(C)............................    5.76%     6.29%     5.75%     6.24%      6.36%
        Decrease reflected in above expense ratio due to
          absorption of expenses by the Manager.............      --      0.10%     0.09%     0.08%      0.05%
    Portfolio turnover rate(B)..............................     104%       89%      115%       74%       282%


(A) Prior to March 1, 1998, the American AAdvantage Short-Term Bond Fund was known as the American AAdvantage Limited-Term Income Fund.

(B) The American AAdvantage Short-Term Bond Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio.

                                                                            MONEY MARKET FUND-PLANAHEAD CLASS
                                                         ------------------------------------------------------------------------
                                                              YEAR ENDED          TWO MONTHS
                                                             DECEMBER 31,           ENDED             YEAR ENDED OCTOBER 31,
                                                         --------------------    DECEMBER 31,    --------------------------------
                                                           2001        2000          1999          1999        1998        1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:           --------    --------    ------------    --------    --------    --------
Net asset value, beginning of period...................  $   1.00    $   1.00      $   1.00      $   1.00    $   1.00    $   1.00
                                                         --------    --------      --------      --------    --------    --------
    Net investment income(A)...........................      0.04        0.06          0.01          0.05        0.05        0.05
    Less dividends from net investment income..........     (0.04)      (0.06)        (0.01)        (0.05)      (0.05)      (0.05)
                                                         --------    --------      --------      --------    --------    --------
Net asset value, end of period.........................  $   1.00    $   1.00      $   1.00      $   1.00    $   1.00    $   1.00
                                                         ========    ========      ========      ========    ========    ========
Total return...........................................      3.83%       6.14%         0.89%(B)      4.79%       5.31%       5.28%
                                                         ========    ========      ========      ========    ========    ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)...........  $163,825    $299,304      $262,748      $343,532    $288,759    $189,189
    Ratios to average net assets (annualized)(A)
        Expenses.......................................      0.55%       0.54%         0.55%         0.53%       0.53%       0.54%
        Net investment income..........................      3.83%       5.95%         5.32%         4.69%       5.18%       5.17%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized


--------------------------------------------------------------------------------
Prospectus                             41                  About Your Investment

                                                                      U.S. GOVERNMENT MONEY MARKET FUND-PLANAHEAD CLASS
                                                              ------------------------------------------------------------------
                                                                  YEAR ENDED        TWO MONTHS
                                                                 DECEMBER 31,         ENDED           YEAR ENDED OCTOBER 31,
                                                              ------------------   DECEMBER 31,   ------------------------------
                                                               2001       2000         1999         1999       1998      1997(B)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    -------   ------------   --------    -------    -------
Net asset value, beginning of period........................  $  1.00    $  1.00     $  1.00      $   1.00    $  1.00    $ 1.00
                                                              -------    -------     -------      --------    -------    ------
    Net investment income(A)................................     0.04       0.06        0.01          0.05       0.05      0.05
    Less dividends from net investment income...............    (0.04)     (0.06)      (0.01)        (0.05)     (0.05)    (0.05)
                                                              -------    -------     -------      --------    -------    ------
Net asset value, end of period..............................  $  1.00    $  1.00     $  1.00      $   1.00    $  1.00    $ 1.00
                                                              =======    =======     =======      ========    =======    ======
Total return................................................     3.79%      5.95%       0.86%(C)      4.56%      5.13%     5.08%
                                                              =======    =======     =======      ========    =======    ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $78,934    $65,795     $59,560      $ 59,960    $99,869    $4,046
    Ratios to average net assets (annualized)(A)
        Expenses............................................     0.55%      0.60%       0.64%         0.56%      0.57%     0.52%
        Net investment income...............................     3.59%      5.81%       5.15%         4.45%      5.01%     5.00%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

(C) Not annualized.


                                                                      MUNICIPAL MONEY MARKET FUND-PLANAHEAD CLASS()
                                                              -------------------------------------------------------------
                                                                 YEAR ENDED       TWO MONTHS
                                                                DECEMBER 31,        ENDED         YEAR ENDED OCTOBER 31,
                                                              ----------------   DECEMBER 31,   ---------------------------
                                                               2001      2000        1999        1999      1998       1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------    ------   ------------   ------    -------    ------
Net asset value, beginning of period........................  $ 1.00    $ 1.00      $ 1.00      $ 1.00    $  1.00    $ 1.00
                                                              ------    ------      ------      ------    -------    ------
    Net investment income(A)................................    0.02      0.04        0.01        0.03       0.03      0.03
    Less dividends from net investment income...............   (0.02)    (0.04)      (0.01)      (0.03)     (0.03)    (0.03)
                                                              ------    ------      ------      ------    -------    ------
Net asset value, end of period..............................  $ 1.00    $ 1.00      $ 1.00      $ 1.00    $  1.00    $ 1.00
                                                              ======    ======      ======      ======    =======    ======
Total return................................................    2.25%     3.61%       0.52%(B)    2.68%      3.17%     3.24%
                                                              ======    ======      ======      ======    =======    ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $3,669    $5,175      $7,479      $9,795    $13,474    $9,590
    Ratios to average net assets (annualized)
        Expenses(A).........................................    0.58%     0.63%       0.73%       0.65%      0.64%     0.60%
        Net investment income(A)............................    2.30%     3.48%       3.09%       2.61%      3.07%     3.18%
        Decrease reflected in above expense ratio due to
          absorption of expenses by the Manager.............      --        --          --          --         --      0.01%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Not annualized.


--------------------------------------------------------------------------------
About Your Investment                  42                             Prospectus

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 388-3344.

  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION ("SAI")

  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:


[TELEPHONE GRAPHIC]        [MAILBOX GRAPHIC]               [KEYBOARD GRAPHIC]                       [MOUSE GRAPHIC]
   BY TELEPHONE:               BY MAIL:                        BY E-MAIL:                          ON THE INTERNET:
Call (800) 388-3344   American AAdvantage Funds     american aadvantage.funds@aa.com     Visit our website at www.aafunds.com
                           P.O. Box 619003                                               Visit the SEC website at www.sec.gov
                      DFW Airport, TX 75261-9003

The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FUND SERVICE PROVIDERS:

    CUSTODIAN                    TRANSFER AGENT               INDEPENDENT AUDITORS         DISTRIBUTOR
    STATE STREET BANK            NATIONAL FINANCIAL           ERNST & YOUNG LLP            SWS FINANCIAL SERVICES
      AND TRUST                  DATA SERVICES                Dallas, Texas                Dallas, Texas
    Boston, Massachusetts        Kansas City, Missouri

                        [AMERICAN AADVANTAGE FUNDS LOGO]
                            SEC File Number 811-4984


American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class and American AAdvantage Money Market Fund are registered service marks of AMR Investment Services, Inc. American AAdvantage Balanced Fund, American AAdvantage Large Cap Value Fund, American AAdvantage International Equity Fund, American AAdvantage High Yield Bond Fund, American AAdvantage Intermediate Bond Fund, American AAdvantage Short-Term Bond Fund, American AAdvantage Small Cap Value Fund, American AAdvantage Municipal Money Market Fund, and American AAdvantage U.S. Government Money Market Fund are service marks of AMR Investment Services, Inc.

  [AMERICAN AADVANTAGE FUNDS LOGO]

               [LOGO]                      [EAGLE LOGO]


           PRIVACY POLICY                  [GLOBE LOGO]


                AND

             PROSPECTUS

           MARCH 1, 2002

                         AMR CLASS
                                      ----------------------------------
                                      - BALANCED FUND

                                      - LARGE CAP VALUE FUND

                                      - LARGE CAP GROWTH FUND

                                      - SMALL CAP VALUE FUND

                                      - INTERNATIONAL EQUITY FUND

                                      - EMERGING MARKETS FUND

                                      - INTERMEDIATE BOND FUND

                                      - SHORT-TERM BOND FUND
              INSTITUTIONAL CLASS
                                      ----------------------------------
                                      - S&P 500 INDEX FUND

                                      - SMALL CAP INDEX FUND

                                      - INTERNATIONAL EQUITY INDEX FUND


     MANAGED BY AMR INVESTMENT SERVICES, INC.              This page is not part of the Prospectus.


                        [AMERICAN AADVANTAGE FUNDS LOGO]


                                 PRIVACY POLICY



The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.



We may collect nonpublic personal information about you from one or more of the following sources:



-information we receive from you on applications or other forms;



-information about your transactions with us or our service providers; and



-information we receive from third parties.



We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.



We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.



                    This page is not part of the Prospectus.

  [AMERICAN AADVANTAGE FUNDS LOGO]

               [LOGO]                        [EAGLE LOGO]

             PROSPECTUS                      [GLOBE LOGO]

           MARCH 1, 2002

                         AMR CLASS
                                      ----------------------------------
                                      - BALANCED FUND

                                      - LARGE CAP VALUE FUND

                                      - LARGE CAP GROWTH FUND

                                      - SMALL CAP VALUE FUND

                                      - INTERNATIONAL EQUITY FUND

                                      - EMERGING MARKETS FUND

                                      - INTERMEDIATE BOND FUND

                                      - SHORT-TERM BOND FUND
              INSTITUTIONAL CLASS
                                      ----------------------------------
                                      - S&P 500 INDEX FUND

                                      - SMALL CAP INDEX FUND

                                      - INTERNATIONAL EQUITY INDEX FUND

                                                           The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the
                                                           investment merit of these Funds. To state otherwise is a criminal
     MANAGED BY AMR INVESTMENT SERVICES, INC.              offense.


                        [AMERICAN AADVANTAGE FUNDS LOGO]

TABLE OF CONTENTS


About the Funds

Overview.........................................     2
Balanced Fund....................................     3
Large Cap Value Fund.............................     6
Large Cap Growth Fund............................     8
Small Cap Value Fund.............................    10
International Equity Fund........................    12
Emerging Markets Fund............................    14
S&P 500 Index Fund...............................    16
Small Cap Index Fund.............................    18
International Equity Index Fund..................    20
Intermediate Bond Fund...........................    23
Short-Term Bond Fund.............................    25
The Manager......................................    27
SSgA and Fund Asset Management...................    27
The Investment Advisers..........................    28
Valuation of Shares..............................    29

About Your Investment

Purchase and Redemption of Shares................    30
Distributions and Taxes..........................    31

Additional Information

Distribution of Fund Shares......................    32
Master-Feeder Structure..........................    32
Financial Highlights.............................    32
Additional Information.......................Back Cover


ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview

The American AAdvantage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.


The International Equity, S&P 500 Index, Small Cap Index, and International Equity Index Funds operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio with a similar name and identical investment objective.

- The International Equity Fund invests all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust"). The AMR Trust is managed by the Manager.



- The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio. The State Street Equity 500 Index Portfolio is managed by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company.



- The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust"). The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership wholly owned by Merrill Lynch & Co., Inc.



Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".



--------------------------------------------------------------------------------

About the Fund                          2                             Prospectus

AMERICAN AADVANTAGE

BALANCED FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------


Ordinarily, between 50% and 70% of the Fund's total assets are invested in equity securities and between 30% and 50% of the Fund's total assets are invested in debt securities.


The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").


The Manager currently allocates the Fund's assets among four investment advisers:



  AMR Investment Services, Inc.



  Barrow, Hanley, Mewhinney & Strauss, Inc.



  Brandywine Asset Management, LLC



  Hotchkis and Wiley Capital Management, LLC



The Fund's equity assets are allocated, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Asset Management, LLC and Hotchkis and Wiley Capital Management, LLC. The Fund's fixed income assets are allocated, generally on an equal basis, among AMR Investment Services, Inc., Barrow, Hanley, Mewhinney & Strauss, Inc. and Brandywine Asset Management, LLC.


The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities; U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of the Fund's total assets. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.


In determining which debt securities to buy and sell, the investment advisers generally use a "top-down" or "bottom-up" investment strategy or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examin-

--------------------------------------------------------------------------------

Prospectus                              3                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

  ing actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK (STOCKS)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

INTEREST RATE RISK (BONDS)

The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.


CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to four broad-based market indices and the Lipper Balanced Index, a composite of mutual funds with the same investment objective as the Fund. The AMR Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this Prospectus, has been offered since July 17, 1987. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had slightly higher expenses, its performance was slightly lower than the AMR Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................   8.97%
93..........................................................  14.46%
94..........................................................  -1.74%
95..........................................................  29.35%
96..........................................................  14.04%
97..........................................................  20.23%
98..........................................................   8.50%
99..........................................................  -3.33%
00..........................................................  10.91%
01..........................................................   5.88%



Highest Quarterly Return:                 10.02%
  (1/1/92 through 12/31/01)         (2nd Quarter 1997)
Lowest Quarterly Return:                  -7.65%
  (1/1/92 through 12/31/01)         (3rd Quarter 1999)



--------------------------------------------------------------------------------

About the Fund                          4                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/01
                                ----------------------------
                                1 YEAR    5 YEARS   10 YEARS
                                -------   -------   --------
BALANCED FUND                     5.88%    8.17%     10.35%
S&P 500/Barra Value Index(1)    -11.71%    9.49%     13.10%
S&P 500 Index(2)                -11.88%   10.70%     12.94%
Lehman Bros. Intermediate
  Gov./ Credit Index(3)           8.98%    7.09%      6.81%
Lehman Bros. Aggregate
  Index(4)                        8.42%    7.43%      7.23%
Lipper Balanced Index            -3.25%    8.38%      9.54%


(1) The S&P 500/Barra Value Index is a market-value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Intermediate Gov./Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.


(4) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. As of March 1, 2002, this Index has replaced the Lehman Bros. Intermediate Gov./Credit Index as the Fund's fixed-income market index, because it better reflects the principal strategies of the Fund.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.29%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.07
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.36%
                                                       ====



(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Balanced Portfolio of the AMR Trust.

Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $37
3 YEARS...................................  $116
5 YEARS...................................  $202
10 YEARS..................................  $456



--------------------------------------------------------------------------------

Prospectus                              5                         About the Fund

AMERICAN AADVANTAGE

LARGE CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------


Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").


The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc.


  Brandywine Asset Management, LLC



  Hotchkis and Wiley Capital Management, LLC


  Metropolitan West Capital Management, LLC

The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indi-


---------------

1   The Russell 1000(R)Index is a service mark of the Frank Russell Company.

--------------------------------------------------------------------------------

About the Fund                          6                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


ces and the Lipper Multi-Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. The AMR Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this Prospectus has been offered since July 17, 1987. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had slightly higher expenses, its performance was slightly lower than the AMR Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................  11.90%
93..........................................................  15.74%
94..........................................................  -1.04%
95..........................................................  34.81%
96..........................................................  21.41%
97..........................................................  26.78%
98..........................................................   6.51%
99..........................................................  -4.44%
00..........................................................  11.69%
01..........................................................   2.41%



Highest Quarterly Return:                 14.21%
  (1/1/92 through 12/31/01)         (2nd Quarter 1997)
Lowest Quarterly Return:                 -13.98%
  (1/1/92 through 12/31/01)         (3rd Quarter 1998)



                                 AVERAGE ANNUAL TOTAL RETURN
                                 ----------------------------
                                        AS OF 12/31/01
                                 ----------------------------
                                 1 YEAR   5 YEARS    10 YEARS
                                 ------   --------   --------
LARGE CAP VALUE FUND              2.41%     8.10%     11.97%
S&P 500/Barra Value Index(1)     -11.71%    9.49%     13.10%
S&P 500 Index(2)                 -11.88%   10.70%     12.94%
Lipper Multi Cap Value Index      1.30%     9.73%     12.32%



(1) The S&P 500/Barra Value Index is a market-value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.



(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.30%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.06
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.36%
                                                       ====



(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Large Cap Value Portfolio of the AMR Trust.

Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $37
3 YEARS...................................  $116
5 YEARS...................................  $202
10 YEARS..................................  $456



--------------------------------------------------------------------------------

Prospectus                              7                         About the Fund

AMERICAN AADVANTAGE

LARGE CAP GROWTH FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------


Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks") that the investment advisers believe have above-average growth potential.


The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:

  Goldman Sachs Asset Management ("GSAM")
  J.P. Morgan Investment Management Inc.

  ("J.P. Morgan")

GSAM utilizes quantitative techniques and fundamental research in seeking to maximize its portion of the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000(R) Growth Index(1). GSAM attempts to structure a portfolio that seeks attractively-valued stocks with positive momentum.

J.P. Morgan attempts to allocate its portion of the Fund's assets across industries in weightings similar to those of the Russell 1000 Growth Index. Within each industry, J.P. Morgan modestly overweights stocks that it determines to be undervalued or fairly valued, while modestly underweighting or not holding stocks that appear overvalued.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

GROWTH COMPANIES RISK
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

----------------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Large Cap Growth Index, a composite of mutual funds with the same investment objective as the Fund. Past performance is not necessarily indicative of how the Fund will perform in the future.


---------------


(1) Russell 1000(R) Index and Russell 1000(R) Growth Index are service marks of the Frank Russell Company.


--------------------------------------------------------------------------------

About the Fund                          8                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

                                    [GRAPH]


               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01..........................................................  -20.89%



Highest Quarterly Return:                 14.87%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -21.86%
  (1/1/01 through 12/31/01)         (1st Quarter 2001)



                                            AVERAGE ANNUAL
                                             TOTAL RETURN
                                          -------------------
                                            AS OF 12/31/01
                                          -------------------
                                                      SINCE
                                                    INCEPTION
                                          1 YEAR    (7/31/00)
                                          -------   ---------
LARGE CAP GROWTH FUND                     -20.89%   -28.32%
Lipper Large Cap Growth Index             -23.87%   -28.42%
Russell 1000(R) Growth Index(1)           -20.42%   -28.80%



(1) The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with above-average price-to-book ratios and above-average forecasted growth values.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.63%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.09
                                                       ----
Total Annual Fund Operating Expenses                   0.72%
                                                       ====
Expense Reimbursement                                  0.02%(2)
NET EXPENSES                                           0.70%



(1) From its inception on July 31, 2000 to March 1, 2001, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Large Cap Growth Portfolio through February 28, 2001.



(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through October 31, 2002 to the extent that Total Annual Fund Operating Expenses exceed 0.70%.

Example


-------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through October 31, 2002, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR ...................................   $72
3 YEARS...................................  $228
5 YEARS...................................  $399
10 YEARS..................................  $893



--------------------------------------------------------------------------------

Prospectus                              9                         About the Fund

AMERICAN AADVANTAGE

SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------


Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of U.S. companies with market capitalizations of $2 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").


The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:


  Brandywine Asset Management, LLC



  Hotchkis and Wiley Capital Management, LLC


The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,
- below-average price to earnings ratio,
- below-average price to book value ratio, and
- above-average dividend yields.

Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. The AMR Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on January 1, 1999. In the chart and table below, performance results before March 1, 1999 are for the older class. Because the other class had lower expenses, its performance was better than the AMR Class of the Fund would have realized in the same pe-


--------------------------------------------------------------------------------

About the Fund                         10                             Prospectus

AMERICAN AADVANTAGE
SMALL CAP VALUE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

riod. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

99..........................................................  -5.22%
00..........................................................  19.63%
01..........................................................  28.19%



Highest Quarterly Return:                 22.35%
  (1/1/99 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -12.99%
  (1/1/99 through 12/31/01)         (3rd Quarter 2001)



                                         AVERAGE ANNUAL
                                          TOTAL RETURN
                                    ------------------------
                                         AS OF 12/31/01
                                    ------------------------
                                             SINCE INCEPTION
                                    1 YEAR     (12/31/98)
                                    ------   ---------------
SMALL CAP VALUE FUND                28.19%       13.47%
Russell 2000(R) Value Index(1)      14.03%       11.33%
Lipper Small Cap Value Index        17.20%       11.29%



(1) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. The Russell 2000(R) Value Index is a service mark of the Frank Russell Company.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.58%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.06
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.64%
                                                       ====



(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Small Cap Value Portfolio of the AMR Trust.

Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $65
3 YEARS...................................  $205
5 YEARS...................................  $357
10 YEARS..................................  $798



--------------------------------------------------------------------------------

Prospectus                             11                         About the Fund

AMERICAN AADVANTAGE

INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio of the AMR Trust.

Ordinarily, at least 80% of the Fund's total assets are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund may invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.


The Manager currently allocates the Fund's assets among four investment advisers:



  Causeway Capital Management LLC



  Independence Investment LLC ("Independence")



  Lazard Asset Management


  Templeton Investment Counsel, LLC


Approximately 10% of the Fund's assets are allocated to Independence, and the remainder are allocated, generally on an equal basis, among the other three investment advisers.


The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The investment advisers may also consider potential changes in currency exchange rates when choosing stocks. Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts or currency futures to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.


Independence utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.



Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.


Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

--------------------------------------------------------------------------------

About the Fund                         12                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts, foreign currency forward contracts and options on futures as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the investment advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Index, a composite of mutual funds with the same investment objective as the Fund. The AMR Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this Prospectus has been offered since August 7, 1991. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had slightly higher expenses, its performance was slightly lower than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.


[GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


92.......................................................... -11.03%
93..........................................................  42.33%
94..........................................................   1.09%
95..........................................................  18.01%
96..........................................................  20.06%
97..........................................................   9.88%
98..........................................................  12.07%
99..........................................................  27.21%
00..........................................................  -3.91%
01..........................................................  -15.20%



Highest Quarterly Return:                 15.30%
  (1/1/92 through 12/31/01)         (4th Quarter 1998)
Lowest Quarterly Return:                 -15.54%
  (1/1/92 through 12/31/01)         (3rd Quarter 1998)



                                       AVERAGE ANNUAL TOTAL
                                              RETURN
                                   ----------------------------
                                          AS OF 12/31/01
                                   ----------------------------
                                   1 YEAR    5 YEARS   10 YEARS
                                   -------   -------   --------
INTERNATIONAL EQUITY FUND          -15.20%    5.00%     8.76%
EAFE Index(1)                      -21.44%    0.89%     4.46%
Lipper International Index         -19.34%    2.75%     6.67%



(1) The EAFE Index is an unmanaged index of international stock investment performance.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.36%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.16
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.52%
                                                       ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $53
3 YEARS...................................  $167
5 YEARS...................................  $291
10 YEARS..................................  $653



--------------------------------------------------------------------------------

Prospectus                             13                         About the Fund

AMERICAN AADVANTAGE

EMERGING MARKETS FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------


Ordinarily, at least 80% of the total assets of this Fund are invested in equity securities of issuers that:

- are primarily listed on the trading market of an emerging market country;

- are headquartered in an emerging market country; or

- derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.


An emerging market country is one that:

- has an emerging stock market as defined by the International Finance Corporation ("IFC");

- has a low- to middle-income economy according to the World Bank;

- is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets "Free" Index; or

- has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:


  Morgan Stanley Investment Management Inc.


  The Boston Company Asset Management, LLC ("The

  Boston Company")


Morgan Stanley Investment Management combines a top-down country allocation investment approach with bottom-up stock selection. Morgan Stanley Investment Management first allocates its portion of the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. Morgan Stanley Investment Management then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, Morgan Stanley Investment Management emphasizes thorough macroeconomic and fundamental research.


The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection then enhanced by broadly diversified country allocation.


Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors

----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

EMERGING MARKETS RISK
The risks of foreign investing mentioned on the previous page are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more

--------------------------------------------------------------------------------

About the Fund                         14                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

----------------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Emerging Markets Index, a composite of mutual funds with the same investment objective as the Fund. Past performance is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01..........................................................  2.87%



Highest Quarterly Return:                 26.03%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.36%
  (1/1/01 through 12/31/01)         (3rd Quarter 2001)



                                           AVERAGE ANNUAL
                                            TOTAL RETURN
                                         -------------------
                                           AS OF 12/31/01
                                         -------------------
                                                    SINCE
                                                  INCEPTION
                                         1 YEAR   (7/31/00)
                                         ------   ----------
EMERGING MARKETS FUND                     2.87%    -15.57%
Lipper Emerging Markets Index            -3.48%    -16.92%
MSCI Emerging Markets Free Index(1)      -2.38%    -16.38%



(1) The MSCI Emerging Markets Free Index is a market capitalization-weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.(1)


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        1.03%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.27
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.30%
                                                       ====



(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Emerging Markets Portfolio of the AMR Trust.

Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................    $132
3 YEARS.................................    $412
5 YEARS.................................    $713
10 YEARS................................  $1,568



--------------------------------------------------------------------------------

Prospectus                             15                         About the Fund

AMERICAN AADVANTAGE

S&P 500 INDEX FUND(1) -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.


The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.



The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.


In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES RISK
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

ADDITIONAL RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.

--------------------------------------------------------------------------------

About the Fund                         16                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper S&P 500 Index, a composite of funds with the same investment objective as the Fund. The Fund began offering its shares on January 1, 1997. Prior to March 1, 1998, the Fund's shares were offered as AMR Class shares. On March 1, 1998, AMR Class shares of the Fund were designated Institutional Class shares. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Past performance is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

97..........................................................   33.09%
98..........................................................   28.87%
99..........................................................   20.70%
00..........................................................   -9.15%
01..........................................................  -12.12%



Highest Quarterly Return:                 21.32%
  (1/1/97 through 12/31/01)         (4th Quarter 1998)
Lowest Quarterly Return:                 -14.67%
  (1/1/97 through 12/31/01)         (3rd Quarter 2001)



                                            AVERAGE ANNUAL
                                             TOTAL RETURN
                                           -----------------
                                            AS OF 12/31/01
                                           -----------------
                                           1 YEAR    5 YEARS
                                           -------   -------
S&P 500 INDEX FUND                         -12.12%   10.57%
S&P 500 Index(1)                           -11.88%   10.70%
Lipper S&P 500 Index                       -12.21%   10.40%



(1) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

Fees and Expenses

-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees(2)                                   0.045     %
Distribution (12b-1) Fees                            0.000
Other Expenses                                       0.105
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                 0.150     %
                                                     =====


(1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.


(2) The Management Fee represents the fee for advisory, custody, transfer agency and administrative services that is paid by the State Street Equity 500 Index Portfolio.

Example

------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $15
3 YEARS...................................   $48
5 YEARS...................................   $85
10 YEARS..................................  $192



--------------------------------------------------------------------------------

Prospectus                             17                         About the Fund

AMERICAN AADVANTAGE

SMALL CAP INDEX FUND (SM) -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


Investment Objective
--------------------

To match the performance of the Russell 2000(R) Index(1) (the "Russell 2000" or "Index") as closely as possible before the deduction of Fund expenses.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master Small Cap Index Series of the Index Trust.


The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies weighted by market capitalization, as determined by the Frank Russell Company. As of June 30, 2001, the median market capitalization of the Russell 2000 was approximately $410 million. The Fund will be substantially invested in securities in the Russell 2000, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the Russell 2000. As a result of this strategy, the Fund is a non-diversified fund.


The Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.


The Fund may invest in derivative instruments, and may invest a substantial portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.

Principal Risk Factors

----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price

---------------

1   The Russell 2000(R) Index is a service mark of the Frank Russell Company.

--------------------------------------------------------------------------------

About the Fund                         18                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

the investment adviser believes the security is currently worth.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance

----------------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small Cap Core Index, a composite of mutual funds with the same investment objective as the Fund. Past performance is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01...............................  2.07%



Highest Quarterly Return:                 21.11%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.71%
  (1/1/01 through 12/31/01)         (3rd Quarter 2001)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/01
                               -----------------------------
                                             SINCE INCEPTION
                               1 YEAR           (7/31/00)
                               ------        ---------------
SMALL CAP INDEX FUND           2.07%             -0.40%
Lipper Small Cap Core Index    7.12%              6.20%
Russell 2000 Index(1)          2.49%             -0.23%



(1) The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.08%(2)
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.18
                                                       ----
Total Annual Fund Operating Expenses                   0.26%
                                                       ====
Fee Waiver                                             0.07%(2)
NET EXPENSES                                           0.19%


(1) The expense table and the Example below reflect the expenses of both the Fund and the Master Small Cap Index Series.


(2) FAM has contractually agreed to waive a portion of its investment advisory fee. After such waiver, the Management Fee is 0.01%.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR....................................   $27
3 YEARS...................................   $84
5 YEARS...................................  $146
10 YEARS..................................  $331



--------------------------------------------------------------------------------

Prospectus                             19                         About the Fund

AMERICAN AADVANTAGE


INTERNATIONAL EQUITY INDEX FUND(SM) --


INSTITUTIONAL CLASS

--------------------------------------------------------------------------------


Investment Objective
--------------------


To match the performance of the Morgan Stanley Capital International EAFE Index (the "EAFE Index" or "Index") as closely as possible before the deduction of Fund expenses.

Principal Strategies

--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master International (Capitalization Weighted) Index Series ("Master International Index Series") of the Index Trust.


The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the EAFE Index(1). The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country's relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index's performance.


The Fund will be substantially invested in securities in the Index, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the Index. As a result of this strategy, the Fund is a non-diversified fund.

The Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund may not invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole.


The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with countries within the EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to the EAFE Index quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.

Principal Risk Factors

----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in

---------------


(1) Morgan Stanley Capital International ("MSCI") has announced that it will make significant changes to the way it calculates the EAFE Index. These changes will take place in two stages, as of November 30, 2001 and May 31, 2002. As part of the implementation of these changes, MSCI introduced the MSCI Provisional EAFE Index. As of October 1, 2001, the Fund began to track the MSCI Provisional EAFE Index. As of June 1, 2002, MSCI anticipates that all changes will have been implemented, and accordingly, the EAFE Index will return as the Fund's benchmark. Until June 1, 2002, all references in this section to "EAFE Index" shall mean "MSCI Provisional EAFE Index."


--------------------------------------------------------------------------------

About the Fund                         20                             Prospectus

AMERICAN AADVANTAGE
INTERNATIONAL EQUITY INDEX FUND(SM) -- INSTITUTIONAL CLASS -- (CONTINUED)
--------------------------------------------------------------------------------

transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return of the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return of the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.

ADDITIONAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

----------------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Index, a composite of mutual funds with the same investment objective as the Fund. Past performance is not necessarily indicative of how the Fund will perform in the future.



                                    [GRAPH]



               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01.............................  -22.14%



Highest Quarterly Return:                 6.53%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -14.35%
  (1/1/01 through 12/31/01)         (3rd Quarter 2001)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/01
                               -----------------------------
                                             SINCE INCEPTION
                               1 YEAR           (7/31/00)
                               ------        ---------------
INTERNATIONAL EQUITY INDEX
  FUND                         -22.14%          -20.39%
Provisional EAFE Index(1)      -21.60%          -19.72%
Lipper International Index     -19.34%          -19.05%



(1) Performance is that of the EAFE Index from inception through September 30, 2001 and that of the Provisional EAFE Index thereafter. The Provisional EAFE Index is an unmanaged index of international stock investment performance.



--------------------------------------------------------------------------------

Prospectus                             21                         About the Fund

AMERICAN AADVANTAGE
INTERNATIONAL EQUITY INDEX FUND(SM) -- INSTITUTIONAL CLASS -- (CONTINUED)
--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.01%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.33
                                                       ----
Total Annual Fund Operating Expenses                   0.34%
                                                       ====
Fee Waiver                                             0.05%(2)
NET EXPENSES                                           0.29%


(1) The expense table and the Example below reflect the expenses of both the Fund and the Master International Index Series.


(2) Fund Asset Management, L.P. has agreed to waive a portion of its subadministration fees until the assets of the Master International Index Series reach $100 million.

Example

-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR....................................   $35
3 YEARS...................................  $109
5 YEARS...................................  $191
10 YEARS..................................  $431



--------------------------------------------------------------------------------

About the Fund                         22                             Prospectus

AMERICAN AADVANTAGE

INTERMEDIATE BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------


The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.



The Manager currently allocates the Fund's assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow").



The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.


In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Barrow uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be

--------------------------------------------------------------------------------

Prospectus                             23                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Debt Index, a composite of mutual funds with the same investment objective as the Fund. The AMR Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund not offered in this Prospectus has been offered since September 15, 1997. In the chart and table below, performance results before March 1, 1999 are for the other class. Because the other class had slightly higher expenses, its performance was slightly lower than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.



                                    [GRAPH]



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

98..........................................................   8.57%
99..........................................................  -2.34%
00..........................................................  10.74%
01..........................................................   8.45%



Highest Quarterly Return:                 4.72%
  (1/1/98 through 12/31/01)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -1.64%
  (1/1/98 through 12/31/01)         (1st Quarter 1999)



                                         AVERAGE ANNUAL
                                          TOTAL RETURN
                                    ------------------------
                                         AS OF 12/31/01
                                    ------------------------
                                             SINCE INCEPTION
                                    1 YEAR      (9/15/97)
                                    ------   ---------------
INTERMEDIATE BOND FUND               8.45%        6.83%
Lehman Bros. Aggregate Index(2)      8.42%     7.40%(1)
Lipper Intermediate Investment
  Grade Debt Index                   8.23%        6.69%


(1) The Since Inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.05
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.30%
                                                       ====



(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Intermediate Bond Portfolio of the AMR Trust.

Example

-------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR ...................................   $31
3 YEARS...................................   $97
5 YEARS...................................  $169
10 YEARS..................................  $381



--------------------------------------------------------------------------------

About the Fund                         24                             Prospectus

AMERICAN AADVANTAGE

SHORT-TERM BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------


The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.


Currently, the Manager is the sole investment adviser to the Fund.


The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.


In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Linked Lipper Investment Grade Debt Averages, a


--------------------------------------------------------------------------------

Prospectus                             25                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


composite of mutual funds with the same investment objective as the Fund. The AMR Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this Prospectus has been offered since December 3, 1987. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had slightly higher expenses, its performance was slightly lower than the AMR Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]


          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................   5.19%
93..........................................................   6.50%
94..........................................................   1.15%
95..........................................................  10.18%
96..........................................................   4.04%
97..........................................................   7.00%
98..........................................................   5.63%
99..........................................................   3.07%
00..........................................................   7.97%
01..........................................................   8.49%



Highest Quarterly Return:                 4.66%
  (1/1/92 through 12/31/01)         (4th Quarter 1991)
Lowest Quarterly Return:                  -0.53%
  (1/1/92 through 12/31/01)         (1st Quarter 1992)



                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/01
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
SHORT-TERM BOND FUND           8.49%      6.41%      5.89%
Merrill Lynch 1-3 Yr Gov./
  Corp. Index(1)               8.71%      6.73%      6.22%
Linked Lipper Investment
  Grade Debt Averages(2)       7.11%      5.79%      5.40%


(1) The Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.

(2) The Linked Lipper Investment Grade Debt Averages includes the Lipper Short-Term Investment Grade Debt Average prior to 1/1/96, the Lipper Short-Intermediate Investment Grade Debt Average from 1/1/96 through 7/31/96 and the Lipper Short-Term Investment Grade Debt Average since 8/1/96.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.08
                                                      -----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.33%
                                                      =====


(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Short-Term Bond Portfolio of the AMR Trust.

Example

-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $34
3 YEARS...................................  $106
5 YEARS...................................  $185
10 YEARS..................................  $418


--------------------------------------------------------------------------------

About the Fund                         26                             Prospectus

The Manager
-----------


The Funds have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2001, the Manager had approximately $29.9 billion of assets under management, including approximately $17.9 billion under active management and $12.0 billion as named fiduciary or financial adviser. Of the total, approximately $14.2 billion of assets are related to AMR Corporation.



The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager

- develops the investment programs for each Fund,

- selects and changes investment advisers (subject to requisite approvals),

- allocates assets among investment advisers,

- monitors the investment advisers' investment programs and results,

- coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

- with the exception of the Emerging Markets, International Equity, S&P 500 Index, Small Cap Index, and International Equity Index Funds, invests the portion of Fund assets that the investment advisers determine should be allocated to high quality short-term debt obligations.


As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:

- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,

- 0.25% of the net assets of the Short-Term Bond Fund, plus

- 0.10% of the net assets of all other Funds, except the Index Funds.


The Manager receives a fee of 0.10% of the net assets of the Balanced Fund (as noted above) plus a fee of 0.15% of the Fund's net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Large Cap Growth, Small Cap Value, International Equity, Emerging Markets, and Intermediate Bond Funds pay the Manager the amounts due to their respective investment advisers. The Manager then remits these amounts to the investment advisers.


The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.


The management fees paid for the Funds for the fiscal year ended October 31, 2001, net of reimbursements and shown as a percentage of average net assets, were as follows:



FUND                                  MANAGEMENT FEES
----                                  ---------------
Balanced............................       0.29%
Large Cap Value.....................       0.30%
Large Cap Growth....................       0.63%
Small Cap Value.....................       0.58%
Intermediate Bond...................       0.25%
International Equity................       0.36%
Emerging Markets....................       1.03%
Short-Term Bond.....................       0.25%



William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Balanced, Large Cap Value, Large Cap Growth, Small Cap Value, International Equity, Emerging Markets, and Intermediate Bond Funds, except as indicated otherwise below. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocations among multiple investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995.



Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond Fund and a portion of the fixed income assets of the Balanced Fund. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President-Fixed Income Investments.

SSgA and Fund Asset Management

------------------------------


The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio, which is managed by SSgA. SSgA is located at Two International Place, Boston, Massachusetts 02110. As of November 28, 2001, SSgA and its affiliates had assets under management of $663 billion. SSgA serves as investment adviser, and State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent to the State Street Equity 500 Index Portfolio. As compensation for its services as investment adviser and State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary audit and legal expenses), SSgA receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the Portfolio.


The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust") with similar names and identical invest-

--------------------------------------------------------------------------------

Prospectus                             27                         About the Fund
ment objectives. The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership wholly owned by Merrill Lynch & Co., Inc. FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. Assets under management as of January 31, 2002 were approximately $517 billion. FAM serves as investment adviser and administrator to the Index Trust. As compensation for providing investment advisory services (and for assuming ordinary operating expenses), FAM receives an annualized fee of 0.08% of the average daily net assets of the Master Small Cap Index Series and 0.01% of the average daily net assets of the Master International Index Series. However, FAM has contractually agreed to waive the fee for the Master Small Cap Index Series down to 0.01%, as long as the administrative fee of the Merrill Lynch Fund, which also invests in the Master Small Cap Index Series, is maintained at 0.29%. Pursuant to a Subadministration Agreement with the Manager, FAM also receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.12% of the average daily net assets of the International Equity Index Fund. However, FAM has agreed to waive the subadministration fee for the International Equity Index Fund down to 0.07% until such time as the Master International Index Series has assets in excess of $100 million.

The Investment Advisers

-----------------------


Set forth below is a brief description of the investment advisers for the Funds. The Manager is the sole investment adviser to the Short-Term Bond Fund. Except for this Fund, each Fund's assets are allocated among one or more investment advisers by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another investment adviser. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other investment advisers. Each investment adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board") and for those Funds that invest their assets in the AMR Trust, approval of the AMR Trust Board. The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.



BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2001, Barrow had discretionary investment management authority with respect to approximately $28.6 billion of assets, including approximately $1.4 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced, Large Cap Value, Intermediate Bond and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.



BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2001, Brandywine had assets under management totaling approximately $7.8 billion, including approximately $1.2 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as an investment adviser to the Balanced, Large Cap Value and Small Cap Value Funds.



CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is a professional international and global equity asset management firm. Causeway was formed in June 2001 by the key international equity management personnel at the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P., the previous investment adviser to the International Equity Fund. As of December 31, 2001, Causeway had approximately $1.3 billion in assets under management, including approximately $690 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as an investment adviser to the International Equity Fund.



GOLDMAN SACHS ASSET MANAGEMENT ("GSAM"), 32 Old Slip, New York, New York 10005, is a unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co. As of December 31, 2001, GSAM, along with other units of IMD, managed over $329.6 billion in assets, including approximately $14.6 million of assets of AMR Corporation and its subsidiaries and affiliated entities. GSAM serves as an investment adviser to the Large Cap Growth Fund.



HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., previously an investment adviser to the Funds. As of December 31, 2001, Hotchkis had approximately $4.6 billion in assets under management, including approximately $698 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as an investment adviser to the Balanced, Large Cap Value and Small Cap Value Funds.



INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE"), 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Financial Services. Assets under man-


--------------------------------------------------------------------------------

About the Fund                         28                             Prospectus
agement as of December 31, 2001, including funds managed for its parent company, were approximately $21 billion, which included approximately $339.9 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Independence serves as an investment adviser to the International Equity Fund.



J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. MORGAN"), 522 Fifth Avenue, New York, New York 10036, is a direct subsidiary of J.P. Morgan Chase & Co. As of December 31, 2001, assets under management were approximately $598 billion, including approximately $698.2 million of assets of AMR Corporation and its subsidiaries and affiliated entities. J.P. Morgan serves as an investment adviser to the Large Cap Growth Fund.



LAZARD ASSET MANAGEMENT, ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, is a division of Lazard Freres & Co. LLC, a registered investment adviser and member of the New York, American and Chicago Stock Exchanges, providing its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $65.7 billion as of December 31, 2001, including approximately $525.1 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as an investment adviser to the International Equity Fund.



METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("METWEST"), 610 Newport Center Drive, Suite 150, Newport Beach, California 92660, is a professional investment counseling firm founded in 1997. The firm is minority owned by Metropolitan West Financial, LLC. It is also an affiliate of Metropolitan West Securities, Inc., a wholly owned subsidiary of Metropolitan West Financial, Inc. As of December 31, 2001, MetWest had approximately $2.1 billion of assets under management, which included approximately $200 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest serves as an investment adviser to the Large Cap Value Fund.



MORGAN STANLEY INVESTMENT MANAGEMENT INC., 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley Dean Witter & Co. As of December 31, 2001, Morgan Stanley Investment Management, together with its affiliated institutional asset management companies, managed assets of approximately $178.1 billion, including approximately $138.4 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Morgan Stanley Investment Management serves as an investment adviser to the Emerging Markets Fund.



TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $266 billion in assets under management as of December 31, 2001. Of this amount, approximately $648 million are assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as an investment adviser to the International Equity Fund.



THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), One Boston Place, Boston, MA 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2001 were $24.2 billion, including approximately $138.3 million of assets of AMR Corporation and its subsidiaries and affiliated entities. The Boston Company serves as an investment adviser to the Emerging Markets Fund.


All other assets of American Airlines, Inc. and its affiliates under management by each respective investment adviser (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each investment adviser other than State Street. Including these assets lowers the investment advisory fees for each applicable Fund.

Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund's or Portfolio's applicable Board of Trustees, under certain limited circumstances. For example, fair valuation would be used if market quotations are not readily available or a material event occurs after the close of the Exchange which may affect the security's value.

The NAV of AMR and Institutional Class shares will be determined based on a pro rata allocation of the Fund's or Portfolio's (as applicable) investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. Because the International Equity, Emerging Markets, and International Equity Index Funds (the "International Funds") invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of these Funds may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

--------------------------------------------------------------------------------

Prospectus                             29                         About the Fund

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

AMR Class shares are offered only to investors in the tax-exempt retirement and benefit plans of AMR Corporation and its affiliates.

Purchase Policies
-----------------


No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for trading. If a purchase order is received in good order prior to the deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the deadline, the purchase price will be the NAV of the following day that the Fund is open for business.

Redemption Policies

-------------------

Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call (800) 492-9063 (for the Index Funds, please call
(800) 658-5811). Proceeds from redemption orders received by 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) generally are transmitted to shareholders on the next day that the Funds are open for business.


In any event, proceeds from a redemption order for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order.


The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.


Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund or its corresponding portfolio.


HOW TO PURCHASE SHARES
To Make an Initial Purchase                                       To Add to an Existing Account
By Wire

Call (800) 492-9063 to purchase shares by wire. Send a bank       Call (800) 492-9063 to purchase shares by wire. Send a bank
wire to State Street Bank & Trust Co. with these                  wire to State Street Bank & Trust Co. with these

instructions:                                                     instructions:

- ABA# 0110-0002-8; AC-0002-888-6,                                - ABA# 0110-0002-8; AC-0002-888-6,
- Attn: American AAdvantage Funds-AMR Class,                      - Attn: American AAdvantage Funds-AMR Class,
- the Fund name and number, and                                   - the Fund name and Fund number, and
- shareholder's account number and registration.                  - shareholder's account number and registration.

By Exchange

Shares of a Fund may be purchased by exchange from another American AAdvantage Fund if the shareholder has owned AMR Class shares of the other American AAdvantage Fund for at least 15 days. Send a written request to the address above or call (800)
492-9063 to exchange shares.


--------------------------------------------------------------------------------

About Your Investment                  30                             Prospectus

HOW TO REDEEM SHARES

Method                                                            Additional Information
By Mail

Write a letter of instruction including                           Proceeds will only be mailed to the account address of
- the Fund name and number,                                       record or transmitted by wire to a commercial bank account
- shareholder account number,                                     designated on the account application form.
- shares or dollar amount to be redeemed, and
- authorized signature.

Mail to:

State Street Bank & Trust Co.
P.O. Box 1978
Boston, MA 02105-1978
Attn: American AAdvantage Funds

By Telephone

Call (800) 492-9063 to request a redemption.                      Proceeds from redemptions placed by telephone will
                                                                  generally be transmitted by wire only, as instructed on the application form.

By Exchange

Shares of a Fund may be redeemed in exchange for another American AAdvantage Fund if the shareholder has owned AMR Class shares of the Fund for at least 15 days. Send a written request to the address above or call (800) 492-9063 to exchange shares.



General Policies
----------------

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,

- modify or terminate the exchange privilege at any time,

- limit the number of exchanges between Funds an investor may exercise, and

- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

Distributions and Taxes
-----------------------


The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:


                                                    OTHER
                                                DISTRIBUTIONS
FUND                        DIVIDENDS PAID          PAID
----                        --------------      -------------
Balanced                 Annually                 Annually
Large Cap Value          Annually                 Annually
Large Cap Growth         Annually                 Annually
Small Cap Value          Annually                 Annually
International Equity     Annually                 Annually
Emerging Markets         Annually                 Annually
S&P 500 Index            April, July, October     Annually
                           and December
Small Cap Index          Annually                 Annually
International Equity
  Index                  Annually                 Annually
Intermediate Bond        Monthly                  Annually
Short-Term Bond          Monthly                  Annually

The qualified retirement and benefit plans of AMR Corporation and its affiliates ("Plans") pay no federal income tax. Individual participants in the Plans should consult the Plans' governing documents and their own tax advisers for information on the tax consequences associated with participating in the Plans.


--------------------------------------------------------------------------------

Prospectus                             31                  About Your Investment

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
---------------------------


The Funds do not incur any direct distribution expenses related to AMR Class or Institutional Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

Master-Feeder Structure

-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                                    Investor
                                       |
                                       |       purchases shares of
                                  Feeder Fund
                                       |
                                       |       which invests in
                                  Master Fund
                                       |
                                       |       which buys
                             Investment Securities


Each Master-Feeder Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a Portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.



Prior to March 1, 2002, the Balanced, Large Cap Value, Small Cap Value, Emerging Markets, Intermediate Bond, and Short-Term Bond Funds invested all of their investable assets in a corresponding portfolio of the AMR Investment Services Trust with a similar name and identical investment objective. On March 1, 2002, the master-feeder structure of these Funds was discontinued, and each Fund now directly purchases securities for investment in accordance with its respective investment objective.

Financial Highlights

--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's highlights were audited by Ernst & Young LLP, independent auditors. The financial highlights of the S&P 500 Index Fund were audited by PricewaterhouseCoopers LLP, independent auditors, through the end of 1999. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.


--------------------------------------------------------------------------------
Additional Information                 32                             Prospectus

                                                                               BALANCED FUND-AMR CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                              2001(E)(F)    2000(B)       1999        1998        1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ----------    --------    --------    --------    --------
Net asset value, beginning of period........................   $  12.27     $  13.02    $  14.57    $  16.23    $  15.18
Income from investment operations:
  Net investment income(A) (D)..............................       0.56         0.61        0.54        0.55        0.70
  Net gains (losses) on securities (realized and
    unrealized)(D)..........................................      (0.05)       (0.03)      (0.39)       0.76        2.13
                                                               --------     --------    --------    --------    --------
Total income from investment operations.....................       0.51         0.58        0.15        1.31        2.83
                                                               --------     --------    --------    --------    --------
Less distributions:
  Dividends from net investment income......................      (0.72)       (0.55)      (0.53)      (0.71)      (0.62)
  Distributions from net realized gains on securities.......         --        (0.78)      (1.17)      (2.26)      (1.16)
                                                               --------     --------    --------    --------    --------
Total distributions.........................................      (0.72)       (1.33)      (1.70)      (2.97)      (1.78)
                                                               --------     --------    --------    --------    --------
Net asset value, end of period..............................   $  12.06     $  12.27    $  13.02    $  14.57    $  16.23
                                                               ========     ========    ========    ========    ========
Total return................................................       4.38%        5.37%       0.83%       9.34%      20.36%
                                                               ========     ========    ========    ========    ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................   $526,405     $525,040    $840,935    $886,908    $769,289
  Ratios to average net assets (annualized):
    Expenses(D).............................................       0.36%        0.35%       0.34%       0.33%       0.34%
    Net investment income(D)................................       3.77%        4.54%       3.81%       3.79%       4.09%
  Portfolio turnover rate(C)................................        122%         121%         90%         87%        105%


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.


(B) GSB Investment Management, Inc. was removed as an investment adviser to the Balanced Fund on March 1, 2000.


(C) The Balanced Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.


(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio.



(E) On September 7, 2001, AMR Investment Services, Inc. assumed management of the fixed income portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.



(F) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the equity portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.



--------------------------------------------------------------------------------
Prospectus                             33                 Additional Information

                                                                              LARGE CAP VALUE FUND-AMR CLASS
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                              2001(B)     2000(F)      1999(E)         1998          1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------    ----------    ----------    ----------
Net asset value, beginning of period........................  $  15.75    $  18.77    $    21.03    $    21.70    $    18.56
                                                              --------    --------    ----------    ----------    ----------
Income from investment operations
  Net investment income(A)(D)...............................      0.34        0.65          0.49          0.46          0.45
  Net gains (losses) on securities (realized and
    unrealized)(D)..........................................     (0.63)      (0.09)        (0.02)         0.89          4.47
                                                              --------    --------    ----------    ----------    ----------
Total income from investment operations.....................     (0.29)       0.56          0.47          1.35          4.92
                                                              --------    --------    ----------    ----------    ----------
Less distributions:
  Dividends from net investment income......................     (0.63)      (0.53)        (0.47)        (0.44)        (0.47)
  Distributions from net realized gains on securities.......     (0.49)      (3.05)        (2.26)        (1.58)        (1.31)
                                                              --------    --------    ----------    ----------    ----------
Total distributions.........................................     (0.97)      (3.58)        (2.73)        (2.02)        (1.78)
                                                              --------    --------    ----------    ----------    ----------
Net asset value, end of period..............................  $  14.34    $  15.75    $    18.77    $    21.03    $    21.70
                                                              ========    ========    ==========    ==========    ==========
Total return................................................     (1.98)%      5.08%         1.97%         6.56%        28.40%
                                                              ========    ========    ==========    ==========    ==========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $654,239    $737,111    $1,384,358    $1,614,432    $1,431,805
  Ratios to average net assets (annualized)
    Expenses(D).............................................      0.36%       0.34%         0.34%         0.31%         0.34%
    Net investment income(D)................................      2.09%       3.07%         2.17%         2.12%         2.45%
  Portfolio turnover rate(C)................................        60%         58%           33%           40%           35%


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.


(B) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Large Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.


(C) The Large Cap Value Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio.

(E) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.

(F) GSB Investment Management, Inc. was removed as an investment adviser to the Large Cap Value Fund on March 1, 2000.


                                                                    LARGE CAP GROWTH FUND-
                                                                           AMR CLASS
                                                              -----------------------------------
                                                                                    JULY 31 TO
                                                                 YEAR ENDED        OCTOBER 31,
                                                              OCTOBER 31, 2001       2000(A)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ----------------   ----------------
Net asset value, beginning of period........................      $  9.55            $ 10.00
                                                                  -------            -------
Income from investment operations:
  Net investment income(A)..................................         0.01               0.01
  Net losses on securities (both realized and
    unrealized)(A)..........................................        (3.87)             (0.46)
                                                                  -------            -------
Total income from investment operations.....................        (3.86)             (0.46)
                                                                  -------            -------
Less distributions:
  Dividends from net investment income......................        (0.02)                --
                                                                  -------            -------
Total distributions.........................................        (0.02)                --
                                                                  -------            -------
Net asset value, end of period..............................      $  5.67            $  9.55
                                                                  =======            =======
Total return................................................       (40.51)%            (4.50)%(C)
                                                                  =======            =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................      $23,804            $19,505
  Ratios to average net assets (annualized)(A):
    Expenses................................................         0.70%              0.74%
    Net investment income...................................         0.08%              0.25%
    Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager(A)...............         0.02%              0.14%
Portfolio turnover rate(B) (not annualized).................           85%                 9%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Growth Portfolio through February 28, 2001.



(B) Prior to March 1, 2001, the Large Cap Growth Fund invested all of its investable assets in its corresponding Portfolio. Portfolio turnover rate through February 28, 2001 is that of the Portfolio.



(C) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 34                             Prospectus

                                                                SMALL CAP VALUE FUND-AMR CLASS
                                                              ----------------------------------
                                                                  YEAR ENDED
                                                                  OCTOBER 31,        MARCH 1 TO
                                                              -------------------    OCTOBER 31,
                                                              2001(C)      2000         1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    -------    -----------
Net asset value, beginning of period........................  $  10.10    $  9.08      $  9.13
                                                              --------    -------      -------
Income from investment operations:
  Net investment income(A)..................................      0.15       0.22         0.04
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................      1.85       1.04        (0.09)
                                                              --------    -------      -------
Total income from investment operations.....................      2.00       1.26        (0.05)
                                                              --------    -------      -------
Less distributions:
  Dividends from net investment income......................     (0.22)     (0.07)          --
  Distributions from net realized gains on securities.......     (0.17)     (0.17)          --
                                                              --------    -------      -------
Total distributions.........................................     (0.39)     (0.24)          --
                                                              --------    -------      -------
Net asset value, end of period..............................  $  11.71    $ 10.10      $  9.08
                                                              ========    =======      =======
Total return................................................     20.52%     14.19%       (0.55)%(D)
                                                              ========    =======      =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $137,811    $53,715      $64,662
  Ratios to average net assets (annualized):
    Expenses(A).............................................      0.64%      0.68%       0.70%
    Net investment income(A)................................      1.55%      1.89%       1.14%
    Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager..................        --       0.06%       0.24%
  Portfolio turnover rate(B)................................        93%        63%         31%(D)


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio.
(B) The Small Cap Value Fund invests all of its investable assets in a corresponding Portfolio of the AMR Trust. Portfolio turnover rate is that of the Portfolio.

(C) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Small Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.


(D) Not annualized.



                                                                          INTERNATIONAL EQUITY FUND-AMR CLASS
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                              2001(E)        2000       1999(B)        1998         1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------     --------     --------     --------     --------
Net asset value, beginning of period........................  $  18.07     $  19.46     $  17.01     $  17.15     $  15.06
                                                              --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income(A)(D)...............................      0.28         0.41         0.39         0.37         0.37
  Net gains (losses) on securities (realized and
    unrealized)(D)..........................................     (2.98)        0.20         2.94         0.34         2.46
                                                              --------     --------     --------     --------     --------
Total income from investment operations.....................     (2.70)        0.61         3.33         0.71         2.83
                                                              --------     --------     --------     --------     --------
Less distributions:
  Dividends from net investment income......................     (0.27)       (0.36)       (0.39)       (0.37)       (0.33)
  Distributions from net realized gains on securities.......     (1.24)       (1.64)       (0.49)       (0.48)       (0.41)
                                                              --------     --------     --------     --------     --------
Total distributions.........................................     (1.51)       (2.00)       (0.88)       (0.85)       (0.74)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................  $  13.86     $  18.07     $  19.46     $  17.01     $  17.15
                                                              ========     ========     ========     ========     ========
Total return................................................    (16.35)%       2.69%       20.27%        4.44%       19.39%
                                                              ========     ========     ========     ========     ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $301,762     $428,329     $602,593     $496,040     $464,588
  Ratios to average net assets (annualized):
    Expenses(D).............................................      0.52%        0.46%        0.39%        0.53%        0.58%
    Net investment income(D)................................      1.78%        1.92%        2.25%        2.26%        2.51%
  Portfolio turnover rate(C)................................        36%          45%          63%          24%          15%


(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Morgan Stanley Asset Management, Inc. was replaced as investment adviser to the International Equity Fund on March 1, 1999 by Lazard Asset Management and Independence Investment LLC.

(C) The International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.
(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.

(E) Causeway Capital Management LLC replaced Merrill Lynch Investment Managers, L.P. as investment adviser to the International Equity Fund on August 31, 2001.


--------------------------------------------------------------------------------
Prospectus                             35                 Additional Information

                                                                     EMERGING MARKETS FUND-
                                                                           AMR CLASS
                                                              ------------------------------------
                                                                 YEAR ENDED         JULY 31, TO
                                                              OCTOBER 31, 2001    OCTOBER 31, 2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ----------------    ----------------
Net asset value, beginning of period........................      $  8.18             $ 10.00
                                                                  -------             -------
Income from investment operations:
  Net investment income(A)..................................         0.13                  --
  Net losses on securities (both realized and
    unrealized)(A)..........................................        (1.63)              (1.82)
                                                                  -------             -------
Total income from investment operations.....................        (1.50)              (1.82)
                                                                  -------             -------
Less distributions:
  Dividends from net investment income......................        (0.02)                 --
  Distributions from net realized gains on securities.......        (0.01)                 --
                                                                  -------             -------
Total distributions.........................................        (0.03)                 --
                                                                  -------             -------
Net asset value, end of period..............................      $  6.65             $  8.18
                                                                  =======             =======
Total return................................................       (18.40)%            (18.20)%(C)
                                                                  =======             =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................      $20,660             $17,308
  Ratios to average net assets (annualized):
    Expenses(A).............................................         1.30%               1.60%
    Net investment (income) loss............................         1.76%              (0.19)%
  Portfolio turnover rate(B)................................           95%                 23%(C)


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Emerging Markets Portfolio.

(B) The American AAdvantage Emerging Markets Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.


(C) Not annualized.






                                                                                     S&P 500
                                                                                   INDEX FUND-
                                                                               INSTITUTIONAL CLASS
                                                              ------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------
                                                                2001      2000(A)       1999        1998       1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------    --------    --------    ------
Net asset value, beginning of period........................  $  17.99    $  20.05    $  16.78    $  13.16    $10.00
                                                              --------    --------    --------    --------    ------
Income from investment operations
    Net investment income(B)................................      0.20        0.23        0.19        0.16      0.14
    Net gains on securities (realized and unrealized)(B)....     (2.38)      (2.05)       3.27        3.62      3.16
                                                              --------    --------    --------    --------    ------
Total from investment operations............................     (2.18)      (1.82)       3.46        3.78      3.30
                                                              --------    --------    --------    --------    ------
Less distributions:
    Dividends from net investment income....................     (0.19)(C)   (0.24)(C)   (0.19)      (0.16)    (0.14)
                                                              --------    --------    --------    --------    ------
Total distributions.........................................     (0.19)      (0.24)      (0.19)      (0.16)    (0.14)
                                                              --------    --------    --------    --------    ------
Net asset value, end of period..............................  $  15.62    $  17.99    $  20.05    $  16.78    $13.16
                                                              ========    ========    ========    ========    ======
Total return................................................    (12.12)%     (9.15)%     20.70%      28.87%    33.09%
                                                              ========    ========    ========    ========    ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $254,289    $321,805    $568,645    $100,870    $7,862
    Ratios to average net assets (annualized)(B)
        Net investment income...............................      1.22%       1.09%       1.28%       1.41%     1.61%
        Expenses............................................      0.15%       0.16%       0.17%       0.20%     0.20%
        Decrease reflected in above expense ratio due to
          absorption of expenses by State Street, Bankers
          Trust and the Manager.............................        --          --          --        0.06%     0.43%



(A) Prior to March 1, 2000, the S&P 500 Index Fund -- Institutional Class invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company.



(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio through February 29, 2000 and the State Street Equity 500 Index Portfolio from March 1, 2000 through December 31, 2001.



(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.



--------------------------------------------------------------------------------

Additional Information                 36                             Prospectus

                                                                       SMALL CAP
                                                                      INDEX FUND-
                                                                  INSTITUTIONAL CLASS
                                                              ----------------------------
                                                               YEAR ENDED      JULY 31 TO
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2001            2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------------    ------------
Net asset value, beginning of period........................    $  9.69          $10.00
                                                                -------          ------
Income from investment operations(A)
  Net investment income.....................................       0.09            0.05
  Net gains (losses) on securities (realized and
    unrealized).............................................       0.11           (0.31)
                                                                -------          ------
Total from investment operations............................       0.20           (0.26)
                                                                -------          ------
Less distributions:
  Dividends from net investment income......................      (0.09)          (0.05)
  Tax return of capital.....................................      (0.01)             --
                                                                -------          ------
Total distributions.........................................      (0.10)          (0.05)
                                                                -------          ------
Net asset value, end of period..............................    $  9.79          $ 9.69
                                                                =======          ======
Total return................................................       2.07%          (2.59)%(B)
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................    $11,803          $4,120
  Ratios to average net assets (annualized)(A)
    Net investment income...................................       1.36%           1.61%
    Expenses................................................       0.19%           0.50%
    Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager..................         --            0.46%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) Not annualized.


                                                                  INTERNATIONAL EQUITY
                                                                      INDEX FUND-
                                                                  INSTITUTIONAL CLASS
                                                              ----------------------------
                                                               YEAR ENDED      JULY 31 TO
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2001            2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------------    ------------
Net asset value, beginning of period........................    $  9.21          $10.00
                                                                -------          ------
Income from investment operations(A)
  Net investment income.....................................       0.10            0.02
  Net gains (losses) on securities (realized and
    unrealized).............................................      (2.12)          (0.72)
                                                                -------          ------
Total from investment operations............................      (2.02)          (0.70)
                                                                -------          ------
Less distributions:
  Dividends from net investment income......................      (0.09)          (0.03)
  Distributions from tax return of capital..................      (0.03)          (0.01)
  Distributions from net realized gains on securities.......         --           (0.05)
                                                                -------          ------
Total distributions.........................................      (0.12)          (0.09)
                                                                -------          ------
Net asset value, end of period..............................    $  7.07          $ 9.21
                                                                =======          ======
Total return................................................     (22.14)%         (7.03)%(B)
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................    $ 3,773          $3,542
  Ratios to average net assets (annualized)(A)
    Net investment income...................................       1.49%           0.63%
    Expenses................................................       0.29%           0.60%
    Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager..................         --            1.52%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.

(B) Not annualized.


--------------------------------------------------------------------------------

Prospectus                             37                 Additional Information

                                                               INTERMEDIATE BOND FUND-AMR CLASS
                                                              -----------------------------------
                                                                  YEAR ENDED            MARCH 1
                                                                  OCTOBER 31,             TO
                                                              -------------------     OCTOBER 31,
                                                               2001        2000          1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------     -------     -----------
Net asset value, beginning of period........................  $  9.53     $  9.58       $  9.95
                                                              -------     -------       -------
Income from investment operations:
  Net investment income(A)..................................     0.58        0.64          0.39
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................     0.77       (0.05)        (0.37)
                                                              -------     -------       -------
Total income from investment operations.....................     1.35        0.59          0.02
                                                              -------     -------       -------
Less distributions:
  Dividends from net investment income......................    (0.58)      (0.64)        (0.39)
  Distributions from net realized gains on securities.......       --          --            --
                                                              -------     -------       -------
Total distributions.........................................    (0.58)      (0.64)        (0.39)
                                                              -------     -------       -------
Net asset value, end of period..............................  $ 10.30     $  9.53       $  9.58
                                                              =======     =======       =======
Total return................................................    14.58%       6.39%        (0.17)%(C)
                                                              =======     =======       =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $95,820     $40,555       $46,655
  Ratios to average net assets (annualized)(A):
    Expenses(A).............................................     0.30%       0.39%         0.30%
    Net investment income(A)................................     5.84%       6.72%         6.12%
  Portfolio turnover rate(B)................................      164%        102%          123%(C)


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio.

(B) The Intermediate Bond Fund invests all of its investable assets in a corresponding Portfolio of the AMR Trust. Portfolio turnover rate is that of the Portfolio.


(C) Not annualized.



                                                                        SHORT-TERM BOND FUND-AMR CLASS
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                               2001       2000       1999      1998(A)     1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    -------    -------    -------    -------
Net asset value, beginning of period........................  $  9.20    $  9.29    $  9.62    $  9.62    $  9.67
                                                              -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income(C)..................................     0.59       0.63       0.59       0.65       0.66
  Net gains (losses) on securities (realized and
    unrealized)(C)..........................................     0.40      (0.09)     (0.33)        --      (0.05)
                                                              -------    -------    -------    -------    -------
Total income from investment operations.....................     0.99       0.54       0.26       0.65       0.61
                                                              -------    -------    -------    -------    -------
Less distributions:
  Dividends from net investment income......................    (0.59)     (0.63)     (0.59)     (0.65)     (0.66)
                                                              -------    -------    -------    -------    -------
Total distributions.........................................    (0.59)     (0.63)     (0.59)     (0.65)     (0.66)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................  $  9.60    $  9.38    $  9.29    $  9.62    $  9.62
                                                              =======    =======    =======    =======    =======
Total return................................................    11.07%      6.09%      2.83%      6.93%      6.57%
                                                              =======    =======    =======    =======    =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $81,370    $56,714    $66,767    $95,056    $64,010
  Ratios to average net assets (annualized):
    Expenses(C).............................................     0.33%      0.33%      0.35%      0.34%      0.32%
    Net investment income(C)................................     6.26%      6.88%      6.26%      6.71%      6.90%
  Portfolio turnover rate(B)................................      104%        89%       115%        74%       282%


(A) Prior to March 1, 1998, the Short-Term Bond Fund was known as the Limited-Term Income Fund.

(B) The Short-Term Bond Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio.


--------------------------------------------------------------------------------
Additional Information                 38                             Prospectus

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 433-2434.

  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION (SAI)

  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:



[TELEPHONE GRAPHIC]      [MAILBOX GRAPHIC]                [KEYBOARD GRAPHIC]                       [MOUSE GRAPHIC]
   BY TELEPHONE:              BY MAIL:                         BY E-MAIL:                          ON THE INTERNET:
Call (800) 433-2434  American AAdvantage Funds      american aadvantage.funds@aa.com     Visit our website at www.aafunds.com
                          P.O. Box 619003                                                Visit the SEC website at www.sec.gov
                     DFW Airport, TX 75261-9003


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FUND SERVICE PROVIDERS:

    CUSTODIAN                    TRANSFER AGENT                  INDEPENDENT AUDITORS         DISTRIBUTOR
    STATE STREET BANK            STATE STREET BANK               ERNST & YOUNG LLP            SWS FINANCIAL SERVICES
      AND TRUST                  AND TRUST (AMR CLASS)           Dallas, Texas                Dallas, Texas
    Boston, Massachusetts        Boston, Massachusetts

                                 NATIONAL FINANCIAL
                                 DATA SERVICES
                                 (INSTITUTIONAL CLASS)
                                 Kansas City, Missouri

                        [AMERICAN AADVANTAGE FUNDS LOGO]
                            SEC File Number 811-4984

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Balanced Fund, American AAdvantage Large Cap Value Fund, American AAdvantage Large Cap Growth Fund, American AAdvantage International Equity Fund, American AAdvantage Emerging Markets Fund, American AAdvantage Small Cap Index Fund, American AAdvantage International Equity Index Fund, American AAdvantage Intermediate Bond Fund, American AAdvantage Short-Term Bond Fund and American AAdvantage Small Cap Value Fund are service marks of AMR Investment Services, Inc.

-------------------------------------------------------------------------------
       PLATINUM CLASS(SM)
-------------------------------------------------------------------------------

             [LOGO]


         PRIVACY POLICY


              AND

           PROSPECTUS

         MARCH 1, 2002



     [AMERICAN AADVANTAGE FUNDS LOGO]         - MONEY MARKET FUND
                                              - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

 [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]     - MONEY MARKET MILEAGE FUND
                                              - MUNICIPAL MONEY MARKET MILEAGE FUND
                                              - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                FUND



 MANAGED BY AMR INVESTMENT SERVICES, INC.     This page is not part of the Prospectus.



[EAGLE LOGO]

      [AMERICAN AADVANTAGE FUNDS LOGO]          [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]


                                 PRIVACY POLICY



The American AAdvantage Funds and the American AAdvantage Mileage Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.



We may collect nonpublic personal information about you from one or more of the following sources:



-information we receive from you on applications or other forms;



-information about your transactions with us or our service providers; and



-information we receive from third parties.



We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.



We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.



                    This page is not part of the Prospectus.

-------------------------------------------------------------------------------
       PLATINUM CLASS(SM)
-------------------------------------------------------------------------------

             [LOGO]

           PROSPECTUS

         MARCH 1, 2002



     [AMERICAN AADVANTAGE FUNDS LOGO]         - MONEY MARKET FUND
                                              - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

 [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]     - MONEY MARKET MILEAGE FUND
                                              - MUNICIPAL MONEY MARKET MILEAGE FUND
                                              - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                FUND


                                              The Securities and Exchange Commission
                                              does not guarantee that the information in
                                              this Prospectus or any other mutual fund's
                                              prospectus is accurate or complete, nor
                                              does it judge the investment merit of
                                              these Funds. To state otherwise is a
 MANAGED BY AMR INVESTMENT SERVICES, INC.     criminal offense.


[EAGLE LOGO]

     TABLE OF CONTENTS
     -----------------

    About the Funds
    Overview....................................................    3
    Investment Objective........................................    4
    Principal Strategies........................................    4
    Principal Risk Factors......................................    6
    Investor Profile............................................    7
    Historical Performance......................................    7
    Fees and Expenses...........................................   14
    Examples....................................................   15
    The Manager.................................................   15
    Valuation of Shares.........................................   16
    About Your Investment
    Purchase and Redemption of Shares...........................   17
    Distributions and Taxes.....................................   24
    AAdvantage(R) Miles.........................................   24
    Additional Information
    Distribution of Fund Shares.................................   27
    Master-Feeder Structure.....................................   27
    Financial Highlights........................................   28
    Additional Information.................................Back Cover

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

ABOUT THE FUNDS
---------------

OVERVIEW
-------- The American AAdvantage Funds (the "AAdvantage Funds") and the American AAdvantage Mileage Funds (the "Mileage Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.


                             The AAdvantage Funds and Mileage Funds in this Prospectus (collectively, the "Funds") operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".


                             Each shareholder of the Mileage Funds will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles.(1) AAdvantage miles will be posted monthly to each shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in the Fund. See "AAdvantage Miles".

---------------

(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

Money Market Funds ("Money Market Funds")
-----------------------------------------
American AAdvantage Money Market Fund
American AAdvantage Money Market Mileage Fund

Municipal Money Market Funds ("Municipal Funds")
------------------------------------------------
American AAdvantage Municipal Money Market Fund
American AAdvantage Municipal Money Market Mileage Fund

U.S. Government Money Market Funds ("Government Funds")
-------------------------------------------------------
American AAdvantage U.S. Government Money Market Fund
American AAdvantage U.S. Government Money Market Mileage Fund
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE         Current income, liquidity and the maintenance of
--------------------         a stable price of $1.00 per share.
(All Funds)

PRINCIPAL STRATEGIES         Each Money Market Fund invests exclusively in
--------------------         high quality variable or fixed rate, U.S.
(Money Market Funds)         dollar-denominated short-term money market
                             instruments. These securities may include
                             obligations of the U.S. Government, its agencies
                             and instrumentalities; corporate debt securi-
                             ties, such as commercial paper, master demand
                             notes, loan participation interests, medium-term
                             notes and funding agreements; Yankeedollar and
                             Eurodollar bank certificates of deposit, time
                             deposits, and bankers' acceptances; asset-backed
                             securities; and repurchase agreements involving
                             the foregoing obligations.

                             Each Fund will only buy securities with the following credit qualities:


                             - rated in the highest short-term categories by two
                               rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,


                             - rated in the highest short-term category by one
                               rating organization if the securities are rated only by one rating organization, or

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

                             Each Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, a Fund may not maintain this concentration.

                             Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.

(Municipal Funds)            Under normal market conditions, each Municipal Fund
                             invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by each Fund will be guaranteed by the U.S.
                             Government, its agencies, or instrumentalities;
                             secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

                             Each Fund will only buy securities with the following credit qualities:


                             - rated in the highest short-term categories by two
                               rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,


                             - rated in the highest short-term category by one
                               rating organization if the securities are rated only by one rating organization, or

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

                             Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain

--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds
                             variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.

(Government Funds)           Each Government Fund invests exclusively in
                             obligations issued or guaranteed by the U.S.
                             Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S.
                             Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

                             Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.


PRINCIPAL RISK FACTORS       - The yield paid by each Fund is subject to
----------------------         changes in interest rates. As a result, there is
(All Funds)                    risk that a decline in short-term interest
                               rates would lower its yield and the overall
                               return on your investment.

                             - Although each Fund seeks to preserve the value of
                               your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


                             Your investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


(Money Market and
Municipal Funds)             -


(Money Market Fund)          - Because the Fund concentrates its assets in the
                               banking industry, factors affecting that industry could have a significant impact on the performance of the Fund.

--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

INVESTOR PROFILE             All of the Funds may be suitable for investors
----------------             who:
(All Funds)                  - seek the preservation of capital and to avoid
                               fluctuations in principal,

                             - desire regular, monthly income from a highly
                               liquid investment,

                             - require a short-term investment vehicle for cash
                               when making long-term investment decisions, or

                             - seek a rate of return that is potentially higher
                               than certificates of deposit or savings accounts.

(Municipal Funds)            The Municipal Funds may be suitable for investors
                             who:

                             - desire regular, monthly income that is generally
                               exempt from Federal income tax or

                             - seek an after-tax rate of return that is
                               potentially higher than certificates of deposit or savings accounts.

(Mileage Funds)              The Mileage Funds may be suitable for investors who
                             desire to receive miles in the American Airlines
                             AAdvantage(R) program.

HISTORICAL PERFORMANCE
----------------------       The bar charts and tables below provide an
                             indication of risk by showing how each Fund's performance has varied from year to year. Past performance is not necessarily indicative of how each Fund will perform in the future. You may call
                             1-800-388-3344 to obtain each Fund's current seven-day yield.


--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

(American AAdvantage
Money Market Fund(R))        The Platinum Class of the Fund began offering its
                             shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since September 1, 1987. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................    4.02%
93..........................................................    3.28%
94..........................................................    4.22%
95..........................................................    5.93%
96..........................................................    4.77%
97..........................................................    4.90%
98..........................................................    4.82%
99..........................................................    4.41%
00..........................................................    5.69%
01..........................................................    3.45%



Highest Quarterly Return:               1.52%
  (1/1/92 through 12/31/01)       (2nd Quarter 1995)
Lowest Quarterly Return:                0.46%
  (1/1/92 through 12/31/01)       (4th Quarter 2001)



                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/01
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
MONEY MARKET FUND...........................................  3.45%     4.65%     4.54%




(American AAdvantage
Money Market Mileage
Fund(sm))                    The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets

--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus
                             in the Money Market Portfolio of the AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 2001 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................    4.02%
93..........................................................    3.28%
94..........................................................    4.22%
95..........................................................    5.93%
96..........................................................    4.56%
97..........................................................    4.74%
98..........................................................    4.67%
99..........................................................    4.30%
00..........................................................    5.57%
01..........................................................    3.32%



Highest Quarterly Return:             1.45%
  (1/1/92 through 12/31/01)     (3rd Quarter 2000)
Lowest Quarterly Return:              0.44%
  (1/1/92 through 12/31/01)     (4th Quarter 2001)



                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/01
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
MONEY MARKET MILEAGE FUND...................................  3.32%     4.52%     4.36%



--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

(American AAdvantage
Municipal Money Market
Fund(sm))                    The Platinum Class of the Fund began offering its
                             shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since November 10, 1993. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................    2.66%
95..........................................................    3.71%
96..........................................................    2.78%
97..........................................................    2.83%
98..........................................................    2.64%
99..........................................................    2.34%
00..........................................................    3.21%
01..........................................................    1.82%



Highest Quarterly Return:            1.00%
  (1/1/94 through 12/31/01)    (2nd Quarter 1995)
Lowest Quarterly Return:             0.20%
  (1/1/94 through 12/31/01)    (4th Quarter 2001)



                                                            AVERAGE ANNUAL TOTAL RETURN
                                                         ----------------------------------
                                                                   AS OF 12/31/01
                                                         ----------------------------------
                                                                            SINCE INCEPTION
                                                         1 YEAR   5 YEARS     (11/10/93)
                                                         ------   -------   ---------------
MUNICIPAL MONEY MARKET FUND............................  1.82%     2.57%         2.74%




(American AAdvantage
Municipal Money Market
Mileage Fund(sm))            The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in the Municipal Money Market
                             Portfolio of the


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

                             AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2001 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................    2.37%
95..........................................................    3.48%
96..........................................................    3.09%
97..........................................................    3.23%
98..........................................................    3.06%
99..........................................................    2.69%
00..........................................................    3.05%
01..........................................................    1.72%



Highest Quarterly Return:            0.91%
  (1/1/94 through 12/31/01)    (2nd Quarter 1995)
Lowest Quarterly Return:             0.18%
  (1/1/94 through 12/31/01)    (4th Quarter 2001)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/01
                                                             -----------------------------
                                                                                  SINCE
                                                                                INCEPTION
                                                             1 YEAR   5 YEARS   (11/10/93)
                                                             ------   -------   ----------
MUNICIPAL MONEY MARKET MILEAGE FUND........................  1.72%     2.75%      2.82%



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

(American AAdvantage
U.S. Government Money
Market Fund(sm))             The Platinum Class of the Fund began offering its
                             shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since March 2, 1992. In the chart and table below, performance results before November 7, 1995 are for the older class.
                             Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................    3.05%
94..........................................................    4.09%
95..........................................................    5.62%
96..........................................................    4.51%
97..........................................................    4.65%
98..........................................................    4.62%
99..........................................................    4.20%
00..........................................................    5.53%
01..........................................................    3.37%



Highest Quarterly Return:            1.44%
  (1/1/93 through 12/31/01)    (3rd Quarter 2000)
Lowest Quarterly Return:             0.47%
  (1/1/93 through 12/31/01)    (4th Quarter 2001)



                                                        AVERAGE ANNUAL TOTAL RETURN
                                                     ----------------------------------
                                                               AS OF 12/31/01
                                                     ----------------------------------
                                                                        SINCE INCEPTION
                                                     1 YEAR   5 YEARS      (3/2/92)
                                                     ------   -------   ---------------
U.S. GOVERNMENT MONEY MARKET FUND..................  3.37%     4.47%         4.33%




(American AAdvantage
U.S. Government Money
Market Mileage Fund(sm))     The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in the U.S. Government Money
                             Market Portfolio of the


--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

                             AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2001 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.


                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................    3.00%
94..........................................................    3.79%
95..........................................................    5.37%
96..........................................................    4.91%
97..........................................................    5.04%
98..........................................................    5.04%
99..........................................................    4.55%
00..........................................................    5.47%
01..........................................................    3.22%



Highest Quarterly Return:            1.42%
  (1/1/93 through 12/31/01)    (3rd Quarter 2000)
Lowest Quarterly Return:             0.43%
  (1/1/93 through 12/31/01)    (4th Quarter 2001)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/01
                                                             -----------------------------
                                                                                  SINCE
                                                                                INCEPTION
                                                             1 YEAR   5 YEARS    (3/2/92)
                                                             ------   -------   ----------
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND..................  3.22%     4.66%       4.41%



--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

FEES AND EXPENSES
-----------------            This table describes the fees and expenses that you
                             may pay if you buy and hold shares of each Fund.
                             The expense table and the Examples below reflect the expenses of each Fund and its corresponding portfolio.



                                                                                                                  U.S.
                                                                                      MUNICIPAL      U.S.      GOVERNMENT
                                                                 MONEY    MUNICIPAL     MONEY     GOVERNMENT     MONEY
                                                       MONEY    MARKET      MONEY      MARKET       MONEY        MARKET
                                                       MARKET   MILEAGE    MARKET      MILEAGE      MARKET      MILEAGE
                                                       ------   -------   ---------   ---------   ----------   ----------

Management Fees......................................  0.10%     0.10%      0.10%       0.10%       0.10%        0.10%
Distribution (12b-1) Fees............................  0.25%     0.25%      0.25%       0.25%       0.25%        0.25%
Other Expenses.......................................  0.58%     0.71%      0.65%       0.88%       0.60%        0.83%
                                                       -----     -----      -----       -----       -----        -----

Total Annual Fund Operating Expenses.................  0.93%     1.06%      1.00%       1.23%       0.95%        1.18%
                                                       =====     =====      =====       =====       =====        =====

Fee Waiver and/or Expense Reimbursement..............   --                  --          0.06%(1)    --           0.08%(2)
NET EXPENSES.........................................  0.93%     1.06%      1.00%       1.23%       0.95%        1.10%



(1) The Manager has contractually agreed to waive a portion of Distribution Fees for the Municipal Money Market Mileage Fund through December 31, 2002 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.10%.



(2) The Manager has contractually agreed to waive a portion of Distribution Fees for the U.S. Government Money Market Mileage Fund through December 31, 2002 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.10%.


--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

EXAMPLES
-------- These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
                              Money Market............................   $ 95     $296      $515      $1,143
                              Money Market Mileage....................   $108     $337      $585      $1,294
                              Municipal Money Market..................   $102     $318      $552      $1,225
                              Municipal Money Market Mileage*.........   $112     $377      $663      $1,477
                              U.S. Government Money Market............   $ 97     $303      $525      $1,166
                              U.S. Government Money Market Mileage*...   $112     $367      $641      $1,425



                             * Fee waivers are only guaranteed by the Manager
                               through December 31, 2002. Therefore, net expenses are used to calculate the costs in the first year, and total fund expenses are used to calculate costs in the remaining nine years.



THE MANAGER
-----------                  The Funds have retained AMR Investment Services,
                             Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth,
                             Texas 76155, is a wholly owned subsidiary of AMR
                             Corporation, the parent company of American
                             Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2001, the Manager had approximately $29.9 billion of assets under management, including approximately $17.9 billion under active management and $12.0 billion as named fiduciary or financial adviser. Of the total, approximately $14.2 billion of assets are related to AMR Corporation.


                             The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to the Funds. As compensation for providing management services, each Fund

--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds
                             pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund.


                             The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.



                             The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the AAdvantage Funds, the Mileage Funds and the AMR Trust (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.



VALUATION OF SHARES
-------------------          The price of each Fund's shares is based on its net
                             asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Funds are valued in accordance with the amortized cost method, which is designed to enable the Funds to maintain a stable NAV of $1.00 per share. Debt securities usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.
                             Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Boards.

--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

                             The NAV of Platinum Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern time, on each day on which the Exchange is open for business, or such other time as designated by a Fund, if in its discretion, the Fund accepts orders on days when the Exchange is closed. In addition to the days the Exchange is closed, the Funds are closed and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.


ABOUT YOUR INVESTMENT
---------------------
PURCHASE AND REDEMPTION OF SHARES
---------------------------------

Eligibility                  Platinum Class shares are offered on a continuous
                             basis at net asset value through selected financial institutions (such as banks and broker-dealers).
                             Shares of the Mileage Funds are offered only to individuals and certain grantor trusts. Qualified retirement plans (i.e. IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Mileage Funds.


Purchase Policies            No sales charges are assessed on the purchase or
                             sale of Fund shares. Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares are not offered and orders are not accepted on Columbus Day and Veterans Day.


                                                            PURCHASE BY
                               FUND                       (EASTERN TIME):*
                               ----                       ----------------
                               Money Market and
                                 Government Funds             4:00 p.m.
                               Municipal Funds               11:45 a.m.
                                     * or the close of the Exchange
                                         (whichever comes first)


--------------------------------------------------------------------------------

Prospectus                             17                  About Your Investment

                             If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

Opening an Account           A completed, signed application is required to open
                             an account. Financial institutions may have different procedures for opening an account.
                             Eligible investors in the Mileage Funds can enroll in the American Airlines AAdvantage(R) Program by calling (800) 882-8880 or by visiting www.aa.com.
                             You may request a Fund application form by calling
                             (800) 967-9009.

                             Complete the application, sign it and:


                                                  Mail to:
                                  American AAdvantage Funds-Platinum Class
                                               P.O. Box 619003
                                         DFW Airport, TX 75261-9003

Redemption Policies          Shares of any Fund may be redeemed by telephone or
                             mail on any day that the Fund is open for business.
                             The redemption price will be the NAV next determined after a redemption order is received in good order. Any questions regarding what constitutes good order should be directed to the financial institution through which Fund shares were purchased. Proceeds from redemptions requested by the following deadlines will generally be wired to shareholders on the same day.


                                                              SAME DAY
                                                          WIRE REDEMPTION
                                                           ORDER DEADLINE
                               FUND                       (EASTERN TIME)*:
                               ----                       ----------------
                               Money Market and
                                 Government Funds             2:00 p.m.
                               Municipal Funds               11:45 a.m.



                                     * or the close of the Exchange
                                         (whichever comes first)


--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus

                       In any event, proceeds from a redemption order for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.


                       The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.


                       Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.



--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment

HOW TO PURCHASE SHARES

To Make an Initial Purchase                 To Add to an Existing Account
--------------------------------------------------------------------------------
By Check

- Make check payable to "American       Include the shareholder's account
  AAdvantage Funds".                    number and Fund name and Fund number
- Include the Fund name, Fund number    on the check. Mail check to:
  and "Platinum Class" on the check.
- Mail check to:                        American AAdvantage Funds
                                        P.O. Box 219643
American AAdvantage Funds               Kansas City, MO 64121-9643
P.O. Box 219643
Kansas City, MO 64121-9643

By Wire

If your account has been established,   Call (800) 388-3344 to purchase shares
you may call (800) 388-3344 to          by wire. Send a bank wire to State
purchase shares by wire. Send a bank    Street Bank & Trust Co. with these
wire to State Street Bank & Trust Co.   instructions:
with these instructions:
                                        - ABA# 0110-0002-8; AC-9905-342-3,
- ABA# 0110-0002-8; AC-9905-342-3,      - Attn: American AAdvantage Funds,
- Attn: American AAdvantage Funds,      - the Fund name and Fund number, and
- the Fund name and Fund number, and    - account number and registration.
- account number and registration.

By Exchange

Shares of an AAdvantage Fund or         Shares of an AAdvantage Fund or
Mileage Fund may be purchased by        Mileage Fund may be redeemed in
exchange from another American          exchange for another American
AAdvantage Fund-Platinum Class or       AAdvantage Fund-Platinum Class or
American AAdvantage Mileage Fund-       American AAdvantage Mileage Fund-
Platinum Class, as applicable, if the   Platinum Class, as applicable, if the
shareholder has owned shares of the     shareholder has owned shares of the
other AAdvantage Fund or Mileage Fund   AAdvantage Fund or Mileage Fund for at
for at least 15 days. Send a written    least 15 days. Send a written request
request to the address above or call    to the address above or call (800)
(800) 388-3344 to exchange shares.      388-3344 to exchange shares.


--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus

HOW TO REDEEM SHARES

Method                                         Additional Instructions
------------------------------------------------------------------------
By Telephone

Call (800) 388-3344 to request a        Proceeds from redemptions placed by
redemption.                             telephone will generally be
                                        transmitted by wire only, as
                                        instructed on the application form.

By Mail

Write a letter of instruction           - Other supporting documents may be
including:                                required for estates, trusts,
                                          guardianships, custodians,
- the Fund name, Fund number and          corporations, IRAs and welfare,
  class,                                  pension and profit sharing plans. Call
- shareholder account number,             (800) 388-3344 for instructions.
- shares or dollar amount to be         - Proceeds will only be mailed to the
  redeemed, and                           account address of record or
- authorized signature(s) of all          transmitted by wire to a commercial
  persons required to sign for the        bank account designated on the
  account.                                account application form.
Mail to:
American AAdvantage Funds
P.O. Box 219643
Kansas City, MO 64121-9643

By Check

Choose the check writing feature on     - Minimum check amount is $100.
the account application.                - A $2 service fee per check is
                                          charged for check copies.
                                        - A $15 service fee will be charged
                                          when a check is presented for an
                                          amount greater than the value of the
                                          shareholder's account.
                                        - A $12 fee will be charged for "stop
                                          payment" requests.

By Pre-Authorized Automatic Redemption

Contact the financial institution       Proceeds will be transferred
through which you purchased Fund        automatically from your Fund account
shares.                                 to your bank account via ACH on or
                                        about the 15th day of each month ($100
                                        minimum).


--------------------------------------------------------------------------------

Prospectus                             21                  About Your Investment

Method                                         Additional Instructions
------------------------------------------------------------------------

By Exchange

Shares of an AAdvantage Fund or Mileage Fund may be redeemed in exchange for another American AAdvantage Fund-Platinum Class or American AAdvantage Mileage
Fund-Platinum Class, as applicable, if the shareholder has owned shares of the AAdvantage Fund or Mileage Fund for at least 15 days. Send a written request to the address above or call (800) 388-3344 to exchange shares.


--------------------------------------------------------------------------------

About Your Investment                  22                             Prospectus

General Policies       The following policies apply to instructions you may
                       provide to the Funds by telephone:

                       - The Funds, their officers, trustees, directors,
                         employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

                       - The Funds employ procedures reasonably designed to
                         confirm that instructions communicated by telephone are genuine.

                       - Due to the volume of calls or other unusual
                         circumstances, telephone redemptions may be difficult to implement during certain time periods.

                       The Funds reserve the right to:

                       - reject any order for the purchase of shares and to
                         limit or suspend, without prior notice, the offering of shares,

                       - modify or terminate the exchange privilege at any time,

                       - limit the number of exchanges between Funds an investor
                         may exercise, and

                       - seek reimbursement from you for any related loss
                         incurred if your payment for the purchase of Fund shares by check does not clear your bank.

                       Each financial institution is responsible for the prompt transmission of purchase and redemption orders of its clients. Financial institutions may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Shares purchased through financial institutions may be subject to transaction fees. Financial institutions offering Platinum Class shares may impose fees on investors for check writing privileges or, if approved by the Funds, establish variations on minimum check amounts. Some institutions may arrange for additional privileges associated with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.


--------------------------------------------------------------------------------

Prospectus                             23                  About Your Investment

DISTRIBUTIONS AND TAXES
-----------------------      The Funds distribute most or all of their net
                             earnings in the form of dividends from net investment income and distributions of realized net capital gains. Except for "exempt-interest dividends" (see below) paid by the Municipal Funds, dividends and distributions of net realized gains are usually taxable as ordinary income. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders monthly on the first business day of the following month.



                             Each Municipal Fund expects to designate most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If a Municipal Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If a Municipal Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on each Municipal Fund's exempt-interest income by state.


                             This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

AADVANTAGE(R) MILES
-------------------          The AAdvantage program offers its members the
                             opportunity to obtain free upgrades and travel awards on American Airlines and AAdvantage airline participants, as well as upgrades and discounts on car rental and hotel accommodations. For more information about the AAdvantage program, call
                             American Airlines at (800) 882-8880 or visit www.aa.com.

                             AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage

--------------------------------------------------------------------------------

About Your Investment                  24                             Prospectus
                       account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in each Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Mileage Fund. These miles appear on subsequent AAdvantage program statements.

                       For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Mileage Funds, trustees of trust accounts should consult their own legal and tax advisers as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Mileage Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.

                       The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In


--------------------------------------------------------------------------------

Prospectus                             25                  About Your Investment
                       accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time. American Airlines may, among other things, (i) withdraw, limit, modify, or cancel any award; (ii) change program benefits, mileage levels, participant affiliations, conditions of participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American may make any one or more of these changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated. American Airlines reserves the right to end the AAdvantage program with six months notice. AAdvantage travel awards, accrued mileage credits and special offers are subject to government regulations. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, tax liability or passenger facility charge is the responsibility of the passenger and/or the AAdvantage member.


--------------------------------------------------------------------------------

About Your Investment                  26                             Prospectus

ADDITIONAL INFORMATION
----------------------


DISTRIBUTION OF
FUND SHARES
---------------              The AAdvantage Funds and Mileage Funds have each
                             adopted a Distribution Plan for the Platinum Class
                             (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allow the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. In addition, the Mileage Funds'
                             Plan authorizes expenses incurred in connection with participation in the AAdvantage program. The
                             Plans provide that each Platinum Class Fund will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the applicable Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.



MASTER-FEEDER STRUCTURE
-----------------------      The Funds operate under a master-feeder structure.
                             This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The
                             "master" fund purchases securities for investment.
                             The master-feeder structure works as follows:


                                       [Master-Feeder Structure Graph]


                             Each Fund can withdraw its investment in its corresponding portfolio at any time if the applicable Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is


--------------------------------------------------------------------------------

Prospectus                             27                 Additional Information
                             not approved by the shareholders of its
                             corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.


FINANCIAL HIGHLIGHTS
--------------------         The financial highlights tables are intended to
                             help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations).
                             Certain information reflects financial results for a single share of the Fund's Platinum Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.


--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus

                                                             MONEY MARKET FUND
                                ---------------------------------------------------------------------------
                                                              PLATINUM CLASS
                                ---------------------------------------------------------------------------
                                      YEAR ENDED           TWO MONTHS
                                     DECEMBER 31,            ENDED               YEAR ENDED OCTOBER 31,
                                -----------------------   DECEMBER 31,       ------------------------------
FOR A SHARE OUTSTANDING           2001         2000           1999             1999       1998       1997
THROUGHOUT THE PERIOD:          --------   ------------   ------------       --------   --------   --------
Net asset value, beginning of
 period.......................  $   1.00     $   1.00       $   1.00         $   1.00   $   1.00   $   1.00
                                --------     --------       --------         --------   --------   --------
 Net investment income(A).....      0.03         0.06           0.01             0.04       0.05       0.05
 Less dividends from net
   investment income..........     (0.03)       (0.06)         (0.01)           (0.04)     (0.05)     (0.05)
                                --------     --------       --------         --------   --------   --------
Net asset value, end of
 period.......................  $   1.00     $   1.00       $   1.00         $   1.00   $   1.00   $   1.00
                                ========     ========       ========         ========   ========   ========
Total return..................      3.45%        5.69%          0.82%(B)         4.33%      4.89%      4.87%
                                ========     ========       ========         ========   ========   ========
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).................  $868,395     $800,196       $866,041         $841,653   $744,226   $494,413
 Ratios to average net assets
   (annualized)(A)
   Expenses...................      0.93%        0.97%          1.00%            0.97%      0.94%      0.93%
   Net investment income......      3.36%        5.54%          4.87%            4.24%      4.78%      4.80%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.


(B) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information

                                                                        MONEY MARKET MILEAGE FUND
                                        -----------------------------------------------------------------------------------------
                                                                             PLATINUM CLASS
                                        -----------------------------------------------------------------------------------------
                                                YEAR ENDED                 TWO MONTHS                     YEAR ENDED
                                               DECEMBER 31,                  ENDED                       OCTOBER 31,
                                        ---------------------------       DECEMBER 31,       ------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT        2001             2000               1999             1999          1998          1997
THE PERIOD:                             --------       ------------       ------------       --------       -------       -------
Net asset value, beginning of
 period...............................  $   1.00         $   1.00           $   1.00         $   1.00       $  1.00       $  1.00
                                        --------         --------           --------         --------       -------       -------
Income from investment operations:
 Net investment income(A).............      0.03             0.05               0.01             0.04          0.05          0.05
 Dividends from net investment
   income.............................     (0.03)           (0.05)             (0.01)           (0.04)        (0.05)        (0.05)
                                        --------         --------           --------         --------       -------       -------
Net asset value, end of period........  $   1.00         $   1.00           $   1.00         $   1.00       $  1.00       $  1.00
                                        ========         ========           ========         ========       =======       =======
Total return..........................      3.32%            5.57%              0.80%(B)         4.22%         4.74%         4.71%
                                        ========         ========           ========         ========       =======       =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).........................  $678,026         $643,693           $442,218         $342,192       $73,875       $49,184
 Ratios to average net assets
   (annualized)(A):
   Expenses...........................      1.06%            1.08%              1.09%            1.09%         1.09%         1.09%
   Net investment income..............      3.26%            5.46%              4.80%            4.17%         4.64%         4.64%
 Decrease reflected in above expense
   ratio due to absorption of expenses
   by the Manager.....................         -                -               0.01%               -          0.03%         0.05%



(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.



(B) Not annualized.



--------------------------------------------------------------------------------

Additional Information                 30                             Prospectus

                                                                        MUNICIPAL MONEY MARKET FUND
                                          ---------------------------------------------------------------------------------------
                                                                              PLATINUM CLASS
                                          ---------------------------------------------------------------------------------------
                                                  YEAR ENDED                TWO MONTHS
                                                 DECEMBER 31,                 ENDED                 YEAR ENDED OCTOBER 31,
                                          --------------------------       DECEMBER 31,       -----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE     2001             2000               1999            1999          1998          1997
PERIOD:                                   -------       ------------       ------------       -------       -------       -------
Net asset value, beginning of period....  $  1.00         $  1.00            $  1.00          $  1.00       $  1.00       $  1.00
                                          -------         -------            -------          -------       -------       -------
 Net investment income(A)...............     0.02            0.03               0.01             0.02          0.03          0.03
 Less dividends from net investment
   income...............................    (0.02)          (0.03)             (0.01)           (0.02)        (0.03)        (0.03)
                                          -------         -------            -------          -------       -------       -------
Net asset value, end of period..........  $  1.00         $  1.00            $  1.00          $  1.00       $  1.00       $  1.00
                                          =======         =======            =======          =======       =======       =======
Total return............................     1.82%           3.21%              0.47%(B)         2.27%         2.75%         2.79%
                                          =======         =======            =======          =======       =======       =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)...........................  $59,427         $89,602            $76,076          $81,118       $87,852       $63,883
 Ratios to average net assets
   (annualized)(A):
     Expenses...........................     1.00%           1.02%              1.05%            1.04%         1.04%         1.03%
     Net investment income..............     1.87%           3.17%              2.77%            2.24%         2.69%         2.75%
 Decrease reflected in above expense
   ratio due to absorption of expenses
   by the Manager.......................        -               -               0.03%            0.01%         0.03%         0.01%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.


(B) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             31                 Additional Information

                                                            MUNICIPAL MONEY MARKET
                                                                 MILEAGE FUND
                                                ----------------------------------------------
                                                              PLATINUM CLASS(B)
                                                ----------------------------------------------
                                                        YEAR ENDED
                                                       DECEMBER 31,           TWO MONTHS ENDED
                                                ---------------------------     DECEMBER 31,
                                                    2001           2000             1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:  ------------   ------------   ----------------
Net asset value, beginning of period........       $ 1.00         $ 1.00           $ 1.00
                                                   ------         ------           ------
Income from investment operations:
  Net investment income(A)..................         0.02           0.03             0.01
  Dividends from net investment income......        (0.02)         (0.03)           (0.01)
                                                   ------         ------           ------
Net asset value, end of period..............       $ 1.00         $ 1.00           $ 1.00
                                                   ======         ======           ======
Total return................................         1.72%          3.05%            0.45%(C)
                                                   ======         ======           ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...      $8.464         $7,889           $    1
  Ratios to average net assets
    (annualized)(A):
    Expenses................................         1.10%          1.10%            1.10%
    Net investment income...................         1.72%          3.29%            2.74%
  Decrease reflected in above expense ratio
    due to absorption of expenses by the
    Manager.................................         0.13%          0.06%            0.17%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 32                             Prospectus

                                                                    U.S. GOVERNMENT MONEY MARKET FUND
                                         ----------------------------------------------------------------------------------------
                                                                              PLATINUM CLASS
                                         ----------------------------------------------------------------------------------------
                                                 YEAR ENDED                 TWO MONTHS
                                                DECEMBER 31,                  ENDED                 YEAR ENDED OCTOBER 31,
                                         ---------------------------       DECEMBER 31,       -----------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE     2001             2000               1999            1999          1998         1997(B)
PERIOD:                                  --------       ------------       ------------       -------       -------       -------
Net asset value, beginning of period...  $   1.00         $  1.00            $  1.00          $  1.00       $  1.00       $  1.00
                                         --------         -------            -------          -------       -------       -------
 Net investment income(A)..............      0.03            0.05               0.01             0.04          0.05          0.05
 Less dividends from net investment
   income..............................     (0.03)          (0.05)             (0.01)           (0.04)        (0.05)        (0.05)
                                         --------         -------            -------          -------       -------       -------
Net asset value, end of period.........  $   1.00         $  1.00            $  1.00          $  1.00       $  1.00       $  1.00
                                         ========         =======            =======          =======       =======       =======
Total return...........................      3.37%           5.53%              0.80%(D)         4.09%         4.71%         4.61%
                                         ========         =======            =======          =======       =======       =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)..........................  $112,670         $78,857            $78,585          $84,385       $78,412       $68,439
 Ratios to average net assets
   (annualized)(A,C)
   Expenses............................      0.95%           1.00%              1.02%            1.01%         1.01%         0.99%
   Net investment income...............      3.20%           5.40%              4.77%            4.01%         4.62%         4.53%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.


(C) Operating results exclude fees waived by the Manager during the year ended October 31, 1998. Had the Platinum Class of the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.02% and 4.62%, respectively.



(D) Not annualized.



--------------------------------------------------------------------------------

Prospectus                             33                 Additional Information

                                                       U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                                       FUND
                                                       ------------------------------------
                                                                PLATINUM CLASS(B)
                                                       ------------------------------------
                                                          YEAR ENDED
                                                         DECEMBER 31,      TWO MONTHS ENDED
                                                       -----------------     DECEMBER 31,
                                                        2001      2000           1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         -------   -------   ----------------
Net asset value, beginning of period.................  $  1.00   $  1.00       $  1.00
                                                       -------   -------       -------
Income from investment operations:
  Net investment income(A)...........................     0.03      0.05          0.01
  Dividends from net investment income...............    (0.03)    (0.05)        (0.01)
                                                       -------   -------       -------
Net asset value, end of period.......................  $  1.00   $  1.00       $  1.00
                                                       =======   =======       =======
Total return.........................................     3.22%     5.47%         0.80%(C)
                                                       =======   =======       =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...........  $16,903   $12,350       $     1
  Ratios to average net assets (annualized)(A):
    Expenses.........................................     1.10%     1.10%         1.10%
    Net investment income............................     3.11%     5.55%         4.69%
  Decrease reflected in above expense ratio due to
    absorption of expenses by the Manager............     0.08%     0.14%         0.20%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 34                             Prospectus

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 967-9009.

  ANNUAL REPORT/SEMI-ANNUAL REPORT       STATEMENT OF ADDITIONAL INFORMATION
  The Fund's Annual and Semi-Annual      The SAI contains more details about
  Reports list the Fund's actual         the Fund and its investment policies.
  investments as of the report's date.   The SAI is incorporated in this
  They also include a discussion by the  Prospectus by reference (it is
  Manager of market conditions and       legally part of this Prospectus). A
  investment strategies that             current SAI is on file with the
  significantly affected the Fund's      Securities and Exchange Commission
  performance. The report of the Fund's  (SEC).
  independent auditors is included in
  the Annual Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:



              [Logo]                               [Logo]
           BY TELEPHONE:                          BY MAIL:
        Call (800) 967-9009               American AAdvantage Funds
                                               P.O. Box 619003
                                         DFW Airport, TX 75261-9003

              [Logo]                               [Logo]
            BY E-MAIL:                        ON THE INTERNET:
 american aadvantage.funds@aa.com           Visit our website at
                                               www.aafunds.com
                                          Visit the SEC website at
                                                 www.sec.gov


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

    [American AAdvantage Funds Logo]      [American AAdvantage Mileage Funds Logo]
        SEC File Number 811-4984                  SEC File Number 811-9018


American Airlines is not responsible for investments made in the American AAdvantage Funds or the American AAdvantage Mileage Funds. American AAdvantage Funds and American AAdvantage Mileage Funds are registered service marks of AMR Corporation. American AAdvantage Money Market Fund is a registered service mark of AMR Investment Services, Inc. Platinum Class, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund are service marks of AMR Investment Services, Inc.

-----------------------------------
       CASH MANAGEMENT CLASS
-----------------------------------

              [LOGO]


          PRIVACY POLICY


                AND

            PROSPECTUS
           MARCH 1, 2002

 [AMERICAN AADVANTAGE FUNDS LOGO]
--------------------------------------------------------------------------------

                                                   MONEY MARKET FUND

                                           U.S. GOVERNMENT MONEY MARKET FUND


    MANAGED BY AMR INVESTMENT SERVICES, INC.           This page is not part of the Prospectus.



[EAGLE LOGO]

                        [AMERICAN AADVANTAGE FUNDS LOGO]


                                 PRIVACY POLICY



The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.



We may collect nonpublic personal information about you from one or more of the following sources:



-information we receive from you on applications or other forms;



-information about your transactions with us or our service providers; and



-information we receive from third parties.



We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.



We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.



                    This page is not part of the Prospectus.

-----------------------------------
       CASH MANAGEMENT CLASS
-----------------------------------

              [LOGO]

            PROSPECTUS

           MARCH 1, 2002


 [AMERICAN AADVANTAGE FUNDS LOGO]

----------------------------------------------------------------------

                                                   MONEY MARKET FUND

                                           U.S. GOVERNMENT MONEY MARKET FUND

                                                       The Securities and Exchange Commission
                                                       does not guarantee that the information in
                                                       this Prospectus or any other mutual fund's
                                                       prospectus is accurate or complete, nor
                                                       does it judge the investment merit of
                                                       these Funds. To state otherwise is a
    MANAGED BY AMR INVESTMENT SERVICES, INC.           criminal offense.


EAGLE LOGO

     TABLE OF CONTENTS

    About the Funds

    Overview....................................................    2
    Money Market Fund...........................................    3
    U.S. Government Money Market Fund...........................    7
    The Manager.................................................   10
    Valuation of Shares.........................................   11

    About Your Investment

    Purchase and Redemption of Shares...........................   12
    Distributions and Taxes.....................................   16

    Additional Information

    Distribution of Fund Shares.................................   17
    Master-Feeder Structure.....................................   17
    Financial Highlights........................................   18
    Additional Information.................................Back Cover


ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview
--------


The American AAdvantage Money Market Fund and the American AAdvantage U.S. Government Money Market Fund (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation. Prior to December 1, 2001, the Cash Management Class of the U.S. Government Money Market Fund was known as the Institutional Class.


The Funds operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust (the "AMR Trust") that has a similar name and an identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE

MONEY MARKET FUND(R)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Currently, the Manager is the sole investment adviser to the Fund.


The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.


The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in the banking industry, factors affecting that industry could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Cash Management Class shares of the Fund were not offered prior to December 1, 2001. However, another class of shares of the Fund not offered in this Prospectus began offering its shares on September 1, 1987. In the chart and table below, performance results through November 30, 2001 are for the older class. Because the other class had moderately higher expenses, its performance was slightly worse than the Cash Management Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call



--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

1-800-658-5811 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.

                                    [GRAPH]



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................   4.02%
93..........................................................   3.28%
94..........................................................   4.22%
95..........................................................   6.04%
96..........................................................   5.50%
97..........................................................   5.64%
98..........................................................   5.56%
99..........................................................   5.18%
00..........................................................   6.45%
01..........................................................   4.16%


Highest Quarterly Return:               1.65%
  (1/1/92 through 12/31/01)    (3rd & 4th Quarter 2000)
Lowest Quarterly Return:                0.64%
  (1/1/92 through 12/31/01)       (4th Quarter 2001)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/01
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET FUND..........................................  4.16%      5.39%      5.00%



--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.00
Other Expenses..............................................  0.11(2)
                                                              ----
Total Annual Fund Operating Expenses........................  0.21%
                                                              ====
Expense Reimbursement.......................................  0.02(3)
NET EXPENSES................................................  0.19%

(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the AMR Trust.


(2) Other Expenses have been restated to reflect current fees.


(3) The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2002 to the extent that Total Annual Fund Operating Expenses exceed 0.19%.

Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through December 31, 2002, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



1 YEAR .................................................   $19
3 YEARS.................................................   $66
5 YEARS.................................................  $116
10 YEARS................................................  $266



--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE

U.S. GOVERNMENT
MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the AMR Trust.

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

Currently, the Manager is the sole investment adviser to the Fund.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE

U.S. GOVERNMENT
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-658-5811 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.



                                    [GRAPH]



          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93.....................................  3.05%
94.....................................  4.09%
95.....................................  5.72%
96.....................................  5.23%
97.....................................  5.41%
98.....................................  5.40%
99.....................................  5.06%
00.....................................  6.31%
01.....................................  4.09%


Highest Quarterly Return:               1.62%
  (1/1/93 through 12/31/01)       (3rd Quarter 2000)
Lowest Quarterly Return:                0.65%
  (1/1/93 through 12/31/01)       (4th Quarter 2001)



                                                   AVERAGE ANNUAL TOTAL RETURN
                                                  ------------------------------
                                                          AS OF 12/31/01
                                                  ------------------------------
                                                                         SINCE
                                                                       INCEPTION
                                                  1 YEAR    5 YEARS    (3/2/92)
                                                  ------    -------    ---------
U.S. GOVERNMENT MONEY MARKET FUND...............  4.09%      5.25%       4.81%



--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE

U.S. GOVERNMENT
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.00
Other Expenses..............................................  0.12(2)
                                                              ----
Total Annual Fund Operating Expenses........................  0.22%
                                                              ====
Expense Reimbursement.......................................  0.03(3)
NET EXPENSES................................................  0.19%

(1) The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the AMR Trust.

(2) Other Expenses have been restated to reflect current fees.

(3) The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2002 to the extent that Total Annual Fund Operating Expenses exceed 0.19%.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through December 31, 2002, Net Expenses were used to calculate the cost for year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................................   $19
3 YEARS.................................................   $68
5 YEARS.................................................  $121
10 YEARS................................................  $277


--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

The Manager
-----------


The Funds have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2001, the Manager had approximately $29.9 billion of assets under management, including approximately $17.9 billion under active management and $12.0 billion as named fiduciary or financial adviser. Of the total, approximately $14.2 billion of assets are related to AMR Corporation.


The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to each Fund. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the AMR Trust and the Funds (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.


--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

Valuation of Shares
-------------------


The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share. Debt securities usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Boards.



The NAV of Cash Management Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business, or such other time as designated by a Fund, if in its discretion, the Fund accepts orders on days when the Exchange is closed. In addition to the days the Exchange is closed, the Funds are not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

Cash Management Class shares are offered to institutional investors, including:

- agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

- endowment funds and charitable foundations;

- employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended (Code);

- qualified pension and profit sharing plans;

- corporations; and

- other investors who meet the initial investment requirement.

An initial investment of at least $25 million is required for the Money Market Fund. The U.S. Government Money Market Fund has an initial investment requirement of $2 million. The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

Purchase Policies
-----------------

No sales charges are assessed on the purchase or sale of Fund shares. Shares of each Fund are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time (or the close of the Exchange, if earlier) on each day on which the Exchange is open for trading. In addition, shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day. If a purchase order is received in good order prior to a Fund's deadline, the purchase price will be the NAV per share next determined on that day. Wire transfers to purchase shares must be drawn in U.S. dollars on a U.S. bank.

--------------------------------------------------------------------------------

About Your Investment                  12                             Prospectus

Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by:

- calling (800) 967-9009, or

- visiting the Funds' website at www.aafunds.com and downloading an account application.

Complete the application, sign it and:

                                    Mail to:
                           American AAdvantage Funds
                                P.O. Box 619003
                           DFW Airport, TX 75261-9003

                                   or Fax to:


                        (817) 931-8803
Redemption Policies

-------------------

Shares of each Fund may be redeemed by telephone or mail on any day that the Fund is open for business. For assistance with completing a redemption request, please call (800) 658-5811. Proceeds from redemptions requested by 2:00 p.m. Eastern Time generally will be wired to shareholders on the same day. In any event, proceeds from a redemption order typically will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. The redemption price will be the NAV next determined after a redemption order is received in good order.

Each Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

Although each Fund intends to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Fund generally will be paid at the time of redemption.

--------------------------------------------------------------------------------

Prospectus                             13                  About Your Investment

'
HOW TO PURCHASE SHARES

To Make an Initial Purchase             To Add to an Existing Account
------------------------------------------------------------------------
By Wire

If your account has been             Call (800) 658-5811 or visit
established, you may call (800)      www.aafunds.com (select My Account)
658-5811 or visit www.aafunds.com    to purchase shares by wire. Send a
(select My Account) to purchase      bank wire to State Street Bank &
shares by wire. Send a bank wire to  Trust Co. with these instructions:
State Street Bank & Trust Co. with
these instructions:                  - ABA# 0110-0002-8; AC-9905-342-3,
                                     - Attn: American AAdvantage
- ABA# 0110-0002-8; AC-9905-342-3,     Funds -- Cash Management Class,
- Attn: American AAdvantage          - the Fund name, Fund number, and
  Funds -- Cash Management Class,    - shareholder's account number and
- the Fund name, Fund number, and    registration.
- account number and registration.


--------------------------------------------------------------------------------

About Your Investment                  14                             Prospectus

HOW TO REDEEM SHARES

Method                                     Additional Instructions
------------------------------------------------------------------------
By Telephone

Call (800) 658-5811 to request a     Proceeds from redemptions placed by
redemption.                          telephone will generally be
                                     transmitted by wire only, as
                                     instructed on the application form.

By Mail

Write a letter of instruction        - Other supporting documents may be
including:                             required for estates, trusts,
                                       guardianships, custodians,
- the Fund name, Fund number,          corporations, and welfare, pension
- the shareholder account number,      and profit sharing plans. Call
- the number of shares or dollar       (800) 658-5811 instructions.
  amount to be redeemed,             - Proceeds will only be mailed to
- and the authorized signature(s)      the account address of record or
  of all persons required to sign      transmitted by wire to a
  for the account.                     commercial bank account
- A signature guarantee is             designated on the account
  required.                            application form.

Mail the letter to:
American AAdvantage Funds
P.O. Box 219643
Kansas City, MO 64121-9643
Via My Account on www.aafunds.com

If you have established bank instructions for your account, you may request a redemption by selecting My Account on www.aafunds.com. To establish bank instructions, please call (800) 658-5811.


--------------------------------------------------------------------------------

Prospectus                             15                  About Your Investment

General Policies
----------------

If a shareholder's account balance in either Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares, and

- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

Third parties who offer Fund shares, such as banks, broker-dealers and 401(k) plan providers, may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

Distributions and Taxes
-----------------------


The Funds intend to distribute most or all of their net earnings in the form of monthly dividends from net investment income and distributions of realized net capital gains. Usually, any dividends and distributions of realized net short-term capital gains are taxable as ordinary income. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders on the first business day of the following month.



This is only a summary of some of the important federal income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.


--------------------------------------------------------------------------------

About Your Investment                  16                             Prospectus

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
----------------------------


The Funds do not incur any direct distribution expenses. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreements to be used for the sale and distribution of Fund shares. In the event a Fund begins to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.

Master-Feeder Structure
-----------------------


The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        [MASTER-FEEDER STRUCTURE GRAPH]

Each Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees of the Funds determines that it is in the best interest of a Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified

--------------------------------------------------------------------------------

Prospectus                             17                 Additional Information
portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

Financial Highlights
--------------------


The financial highlights tables are intended to help you understand each Fund's financial performance for the period of its operation. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.



                                                               MONEY MARKET FUND-
                                                              CASH MANAGEMENT CLASS
                                                              ---------------------
FOR A SHARE OUTSTANDING                                          DECEMBER 1, TO
THROUGHOUT THE PERIOD:                                        DECEMBER 31, 2001(A)
-----------------------                                       ---------------------
Net asset value, beginning of period........................         $  1.00
                                                                     -------
  Net investment income(B)..................................              --
  Less dividends from net investment income.................              --
                                                                     -------
Net asset value, end of period..............................         $  1.00
                                                                     =======
Total return................................................            0.19%(C)
                                                                     =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................         $15,006
  Ratios to average net assets (annualized)(B):
    Expenses................................................            0.19%
    Net investment income...................................            1.96%



(A) The Cash Management Class of the Money Market Fund commenced active operations on December 1, 2001.



(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.



(C) Not annualized.



--------------------------------------------------------------------------------

Additional Information                 18                             Prospectus

                                            U.S. GOVERNMENT MONEY MARKET FUND-CASH MANAGEMENT CLASS(A)
                                      ----------------------------------------------------------------------
                                                                   TWO MONTHS
                                       YEAR ENDED DECEMBER 31,       ENDED         YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING               -------------------------   DECEMBER 31,   ---------------------------
THROUGHOUT THE PERIOD:                   2001          2000           1999        1999      1998     1997(C)
-----------------------               ----------   ------------   ------------   -------   -------   -------
Net asset value, beginning of
 period.............................   $  1.00       $  1.00        $  1.00      $  1.00   $  1.00   $  1.00
                                       -------       -------        -------      -------   -------   -------
 Net investment income(B)...........      0.04          0.06           0.01         0.05      0.05      0.05
 Less dividends from net investment
   income...........................     (0.04)        (0.06)         (0.01)       (0.05)    (0.05)    (0.05)
                                       -------       -------        -------      -------   -------   -------
Net asset value, end of period......   $  1.00       $  1.00        $  1.00      $  1.00   $  1.00   $  1.00
                                       =======       =======        =======      =======   =======   =======
Total return........................      4.09%(E)      6.31%          0.94%(D)     4.94%     5.47%     5.36%
                                       =======       =======        =======      =======   =======   =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).......................   $66,302       $36,391        $37,385      $32,427   $39,004   $29,946
 Ratios to average net assets
   (annualized)(B):
   Expenses.........................      0.25%         0.26%          0.18%        0.19%     0.30%     0.27%
   Net investment income............      3.74%         6.16%          5.60%        4.83%     5.34%     5.24%


(A) Prior to December 1, 2001, the Cash Management Class of the U.S. Government Money Market Fund was known as the Institutional Class.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(C) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

(D) Not annualized.


(E) Total return for the Fund for the year ended December 31, 2001 reflects Institutional Class returns from January 1, 2001 through November 30, 2001 and returns of the Cash Management Class from December 1, 2001 (commencement of operations) through December 31, 2001. Due to the different expense structures between the classes, total return would vary from the results shown had the Cash Management Class been in operation for the entire year.



--------------------------------------------------------------------------------

Prospectus                             19                 Additional Information

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 658-5811.

 ANNUAL REPORT/SEMI-ANNUAL REPORT


 The Funds' Annual and Semi-Annual Reports list the Funds' actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds' performance. The report of the Funds' independent auditors is included in the Annual Report.


 STATEMENT OF ADDITIONAL INFORMATION

 The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


              [LOGO]                               [LOGO]
           BY TELEPHONE:                         BY E-MAIL:
        Call (800) 658-5811           american aadvantage.funds@aa.com

              [LOGO]                               [LOGO]
             BY MAIL:                         ON THE INTERNET:
     American AAdvantage Funds              Visit our website at
          P.O. Box 619003                      www.aafunds.com
    DFW Airport, TX 75261-9003            Visit the SEC website at
                                                 www.sec.gov

The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                            SEC File Number 811-4984


American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a service mark of AMR Corporation. American AAdvantage Money Market Fund is a registered service mark of AMR Investment Services, Inc. American AAdvantage U.S. Government Money Market Fund is a service mark of AMR Investment Services, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION
                          AMERICAN AADVANTAGE FUNDS(R)
                                -- AMR CLASSSM --
                           -- CASH MANAGEMENT CLASS --
                            -- INSTITUTIONAL CLASS --
                            -- PLANAHEAD CLASS(R) --

                                  MARCH 1, 2002

             Balanced Fund                   International Equity Index Fund                   S&P 500 Index Fund
         Emerging Markets Fund                    Large Cap Growth Fund                      Short-Term Bond Fund(2)
         High Yield Bond Fund                    Large Cap Value Fund(1)                      Small Cap Index Fund
        Intermediate Bond Fund                      Money Market Fund                         Small Cap Value Fund
       International Equity Fund               Municipal Money Market Fund              U.S. Government Money Market Fund

         (1) Prior to March 1, 1999, named the Growth and Income Fund.

         (2) Prior to March 1, 1998, named the Limited-Term Income Fund.

         Each Fund (collectively, the "Funds") is a separate investment portfolio of the American AAdvantage Funds (the "Trust"), a no-load, open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. Each Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy. Each Fund (except the Small Cap Index Fund and International Equity Index Fund) is comprised of multiple classes of shares designed to meet the needs of different groups of investors. The Small Cap Index Fund and International Equity Index Fund only offer the Institutional Class of shares. This Statement of Additional Information ("SAI") relates to the AMR, Cash Management, Institutional and PlanAhead Classes of the Trust.

         The International Equity, International Equity Index, Money Market, Municipal Money Market, S&P 500 Index, Small Cap Index, and U.S. Government Money Market Funds operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund invests all of its investable assets in a corresponding portfolio with a similar name and identical investment objective. The International Equity Fund, Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust"), a separate investment company managed by AMR Investment Services, Inc. (the "Manager"). The S&P 500 Index Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio ("Equity 500 Index Portfolio"), a separate investment company managed by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"). Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company ("BT"). The International Equity Index Fund and the Small Cap Index Fund each seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the Quantitative Master Series Trust ("Index Trust"), which is managed by Fund Asset Management, L.P. ("FAM"). The International Equity Index Fund invests all of its investable assets in the Master International (Capitalization Weighted) Index Series ("International Index Series"). The Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series ("Small Cap Index Series"). The Equity 500 Index Portfolio, the International Index Series, the Small Cap Index Series, and the portfolios of the AMR Trust are referred to herein individually as a "Portfolio" and, collectively, the "Portfolios."

         This SAI should be read in conjunction with an AMR Class, a Cash Management Class, an Institutional Class or a PlanAhead Class prospectus, dated March 1, 2002, (individually, a "Prospectus"), copies of which may be obtained without charge by calling (800) 388-3344 for a Cash Management, PlanAhead or Institutional Class Prospectus or (817) 967-3509 for an AMR Class Prospectus.

         This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks............................................................................2

Investment Restrictions..................................................................................................4

Temporary Defensive Position.............................................................................................9

Portfolio Turnover.......................................................................................................9

Trustees and Officers of the Trust and the AMR Trust.....................................................................9

Trustees and Officers of the Index Trust................................................................................12

Trustees and Officers of the Equity 500 Index Portfolio.................................................................15

Code of Ethics..........................................................................................................17

Control Persons and 5% Shareholders.....................................................................................17

Investment Advisory Agreements..........................................................................................21

Management, Administrative Services and Distribution Fees...............................................................22

Other Service Providers.................................................................................................25

Portfolio Securities Transactions.......................................................................................25

Redemptions in Kind.....................................................................................................28

Net Asset Value.........................................................................................................28

Tax Information.........................................................................................................29

Yield and Total Return Quotations.......................................................................................33

Description of the Trust................................................................................................37

Other Information.......................................................................................................38

Financial Statements....................................................................................................53


                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

         In addition to the investment strategies described in the Prospectuses, the Balanced Fund, the Emerging Markets Fund, the High Yield Bond Fund, the International Equity Fund, the International Equity Index Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Index Fund, and the Small Cap Value Fund may:

         Invest up to 20% of total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating that security, such as Standard & Poor's Ratings Services ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). Obligations rated in the fourth highest rating category are limited to 25% of each of these Funds' debt allocations. These Funds, at the discretion of the investment advisers, may retain a debt security that has been downgraded below the initial investment criteria. The International Equity Fund may invest up to 20% of its total assets in non-U.S. debt securities that are rated at the time of purchase in one of the three highest rating categories by any rating organization or, if unrated, are deemed to be of comparable quality by the applicable investment adviser and traded publicly on a world market. The High Yield Bond Fund may invest more than 20% in investment grade debt securities and more than 25% in obligations rated in the fourth highest rating category.

         As noted in their Prospectuses, the Emerging Markets, High Yield Bond, Large Cap Growth, Large Cap Value, and Small Cap Value Funds have non-fundamental investment policies that they will invest at least 80% of their total assets in a manner consistent with the Fund's name. If any of the Funds changes this policy, that Fund will send a notice to its shareholders 60 days in advance of the change and supplement the Prospectus(es).

         Each Fund may (except where indicated otherwise):

         1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. (The S&P 500 Index Fund, Small Cap Index Fund, and International Equity Index Fund (the "Index Funds") will not engage in dollar rolls or purchase or sell securities on a forward commitment basis.) The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sale is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

         2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. For all Funds that engage in securities lending (except the Index Funds), the Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

         4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment advisers, SSgA, FAM, or the Manager, as applicable, attempt to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

         5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Money Market Funds will not invest more than 10% (and the other Funds will not invest more than 15%) of their respective net assets in Section 4(2) securities and illiquid securities unless the investment adviser, SSgA, FAM, or the Manager, as applicable, determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Trust's Board of Trustees ("Board"), the AMR Trust's Board of Trustees ("AMR Trust Board"), the Equity 500 Index Portfolio Board or the Index Trust Board, as applicable, that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

         Each Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

                  Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

         All other fundamental and non-fundamental investment policies of each Master-Feeder Fund and its corresponding Portfolio are identical, except for the S&P 500 Index Fund and the Equity 500 Index Portfolio, as described under "Equity 500 Index Portfolio and S&P 500 Index Fund" below.

ALL FUNDS EXCEPT THE INDEX FUNDS

         Although the following discusses the investment policies of each Fund (except the Index Funds) and the Board, it applies equally to each AMR Trust Portfolio and the AMR Trust Board. Future references in this section to "Fund" shall include the AMR Trust Portfolios.

         In addition to the investment limitations noted in the Prospectuses, the following nine restrictions have been adopted by each Fund, and may be changed with respect to any such Fund only by the majority vote of that Fund's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, as amended, and as used herein means, with respect to the Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders' meeting or (b) more than 50% of the shares of the Fund. Whenever a Master-Feeder Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Master-Feeder Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Master-Feeder Fund's votes representing that Master-Feeder Fund's shareholders not voting will be voted by the Board in the same proportion as those Master-Feeder Fund shareholders who do, in fact, vote.

No Fund may:

         1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectuses.

         2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectuses. In addition, the Balanced Fund, Emerging Markets Fund, High Yield Bond Fund, International Equity Portfolio, Large Cap Growth Fund, Large Cap Value Fund, and Small Cap Value Fund may purchase or sell futures contracts and options on futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable.

         3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, a Fund may be deemed an underwriter under federal securities law.

         4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Fund may lend its portfolio securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the SAI.

         5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

         6. Issue senior securities, except that a Fund may engage in when-issued and forward commitment securities transactions and the Emerging Markets Fund, International Equity Portfolio and Large Cap Growth Fund may engage in foreign currency futures and forward foreign currency contracts.

         7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes. In addition, the Balanced Fund, Emerging Markets Fund, High Yield Bond Fund, International Equity Portfolio, Large Cap Growth Fund, Large Cap Value Fund, and Small Cap Value Fund may borrow money from the Manager or any of its affiliates for temporary purposes. The aggregate amount of borrowing for each Fund shall not exceed 10% of the value of the Fund's assets at the time of borrowing. Although not a fundamental policy, the Funds intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description of reverse repurchase agreements.

         8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Fund's total assets; or

         9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

         The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

         The following non-fundamental investment restrictions apply to each Fund and Portfolio (except where noted otherwise) and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to a Portfolio, by a vote of a majority of the AMR Trust Board. Each Fund and Portfolio may not:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales or purchase or sell call options or engage in the writing of such options, except that
         (i) a Fund or Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities, (ii) the High Yield Bond Fund may effect short sales, and (iii) the Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Value Fund, International Equity Portfolio, Emerging Markets Fund, and High Yield Bond Fund may purchase or sell futures contracts and options on futures contracts.

         All Funds and Portfolios of the AMR Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law; however, pursuant to exemptive relief granted by the SEC, a Fund or Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio, Municipal Money Market Portfolio, and U.S. Government Money Market Portfolio. A Fund or Portfolio of the AMR Trust may incur duplicate advisory or management fees when investing in another mutual fund.

INDEX TRUST PORTFOLIOS, SMALL CAP INDEX FUND AND INTERNATIONAL EQUITY INDEX FUND

         Although the following discusses the investment policies of each Index Trust Portfolio and the Index Trust Board, identical policies have been adopted by the Small Cap Index Fund and International Equity Index Fund and the Board.

         The following investment restrictions are "fundamental policies" of the Index Trust Portfolios and may be changed with respect to each Portfolio or Fund only by the majority vote of the Portfolio's or Fund's outstanding interests or shares, respectively, as defined above. Whenever a Fund is requested to vote on a change in the fundamental policy of its Portfolio, the applicable Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing Fund shareholders not voting will be voted by the Board in the same proportion as the Fund shareholders who do, in fact, vote. Neither Index Trust Portfolio may:

         1. Make any investment inconsistent with the Portfolio's classification as a non-diversified company under the 1940 Act.

         2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a Portfolio may invest more than 25% of its total assets in securities of issuers in that industry when the assets of companies included in the target index that are in the industry represent more than 25% of the total assets of all companies included in the index.

         3. Make investments for the purpose of exercising control or management.

         4. Purchase or sell real estate, except that, to the extent permitted by law, a Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Portfolio's SAI, as they may be amended from time to time.

         6. Issue senior securities to the extent such issuance would violate applicable law.

         7. Borrow money, except that (i) a Portfolio may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Portfolio may purchase securities on margin to the extent permitted by applicable law. A Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Portfolio's investment policies as set forth in its Prospectus and SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and investment strategies.

         8. Underwrite securities of other issuers except insofar as a Portfolio technically may be deemed an underwriter under the 1933 Act in selling portfolio securities.

         9. Purchase or sell commodities or contracts on commodities, except to the extent that a Portfolio may do so in accordance with applicable law and the Portfolio's Prospectus and SAI, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

         In addition, although each Index Trust Portfolio is classified as a non-diversified fund under the 1940 Act and is not subject to the diversification requirements of the 1940 Act, each Portfolio must comply with certain diversification requirements under the Internal Revenue Code of 1986, as amended (the "Tax Code"), to enable the Fund that invests therein to satisfy the tax diversification requirements that apply to that Fund. To ensure that the Index Trust Portfolios satisfy these requirements, the Index Trust's Declaration of Trust requires that each Index Trust Portfolio be managed in compliance with these requirements as though they were applicable to the Portfolios. Whether these requirements are satisfied will be determined at the Portfolio level and not at the Fund level, based in part upon a private letter ruling the Index Trust received from the Internal Revenue Service ("IRS") that entitles funds that invest in an Index Trust Portfolio to "look through" the shares of the Portfolio to its underlying investments for purposes of these diversification requirements.

         In addition, the Index Trust has adopted non-fundamental restrictions that may be changed by the Index Trust Board without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent an Index Trust Portfolio from investing all of its assets in shares of another registered investment company with the same investment objective (in a master-feeder structure). Under the non-fundamental restrictions, an Index Trust Portfolio may not:

         (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Portfolio will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on
         Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the 1940 Act, at any time the Portfolios' shares are owned by another investment company that is part of the same group of investment companies as the Portfolios.

         (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law and otherwise permitted by the Portfolios' prospectus or SAI.

         (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Index Trust Board has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the 1933 Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Trustees are not subject to the limitations set forth in this investment restriction.

         (d) Make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options and futures.

         If a percentage restriction on the investment use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

         The staff of the SEC has taken the position that purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Index Trust has adopted an investment policy pursuant to which neither Portfolio will purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of: (i) the market value of OTC options currently outstanding that are held by such Portfolio, (ii) the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Portfolio, (iii) and margin deposits on the Portfolio's existing OTC options on futures contracts exceeds 15% of the total assets of the Portfolio taken at market value, together with all other assets of such Portfolio that are deemed to be illiquid or are not otherwise readily marketable. However, if the OTC options are sold by a Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if a Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealer is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of any Portfolio and may be amended by the Index Trust Board without the approval of the Portfolio's interest holders. However, the Index Trust Board will not change or modify this policy prior to the change or modification by the SEC staff of its position.

         Index Trust Portfolio securities generally may not be purchased from, sold or loaned to FAM or its affiliates or any of their directors, trustees, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act. Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with FAM, the Index Trust Portfolios are prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates, except for brokerage transactions permitted under the 1940 Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the 1940 Act. See "Portfolio Securities Transactions."

EQUITY 500 INDEX PORTFOLIO AND S&P 500 INDEX FUND

         The following investment restrictions are "fundamental policies" of the Equity 500 Index Portfolio and the S&P 500 Index Fund, and may be changed with respect to the Portfolio or the Fund only by the majority vote of the Portfolio's or Fund's outstanding interests or shares, respectively, as defined above. Except where noted otherwise, the fundamental investment restrictions of the Equity 500 Index Portfolio and the S&P 500 Index Fund are substantially the same. Whenever the S&P 500 Index Fund is requested to vote on a change in the fundamental policy of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing Fund shareholders not voting will be voted by the Board in the same proportion as the Fund shareholders who do, in fact, vote.

The Equity 500 Index Portfolio and S&P 500 Index Fund may not:

         1. Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings). The S&P 500 Index Fund may borrow money in an amount not more than 1/3 of the current value of its net assets as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

         2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

         3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. The S&P 500 Index Fund may not purchase or sell interests in oil, gas or mineral leases.

         4. Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.

         5. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. The S&P 500 Index Fund may not make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

         6. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

         7. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

         8. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Portfolio's total assets would be invested in any one industry.

         9. Issue any class of securities that is senior to the Portfolio's beneficial interests, to the extent prohibited by the Investment Company Act of 1940, as amended, provided that, for the S&P 500 Index Fund, collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

         In addition, it is contrary to the Portfolio's present policy, which may be changed without interest holder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to the Portfolio, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

                          TEMPORARY DEFENSIVE POSITION

         While assuming a temporary defensive position, a Fund or Portfolio may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and banker's acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

                               PORTFOLIO TURNOVER

         High portfolio turnover can increase a Fund's transaction costs and generate additional capital gains or losses. The portfolio turnover rate for the Balanced and Intermediate Bond Funds may continue to exceed 100% due to the active style in which the portfolios are managed in response to changes in market conditions.

              TRUSTEES AND OFFICERS OF THE TRUST AND THE AMR TRUST

         The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds.

                                 POSITION, TERM OF
                                 OFFICE AND LENGTH
                                  OF TIME SERVED
NAME, AGE AND ADDRESS             WITH EACH TRUST      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------             ---------------      ---------------------------------------------------------------------

INTERESTED TRUSTEES
                                       Term
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement*

William F. Quinn** (54)         Trustee since 1987   President, AMR Investment Services, Inc. (1986-Present); Chairman,
                                   and President     American Airlines Federal Credit Union (1989-Present); Director,
                                    since 1986       Crescent Real Estate Equities, Inc. (1994-Present); Member, Southern
                                                     Methodist University Cox School of Business Advisory Board
                                                     (1999-Present); Director, Southern Methodist University Endowment Fund
                                                     Advisory Board (1996-Present); Member, New York Stock Exchange Pension
                                                     Manager's Advisory Committee (1997-1998, 2000-Present); Trustee,
                                                     American AAdvantage Mileage Funds (1995-Present); Trustee, American
                                                     AAdvantage Select Funds (1999-Present).

Alan D. Feld** (65)             Trustee since 1996   Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
1700 Pacific Avenue                                  (1960-Present); Director, Clear Channel Communications (1984-Present);
Suite 4100                                           Trustee, CenterPoint Properties (1994-Present); Trustee, American
Dallas, Texas  75201                                 AAdvantage Mileage Funds (1996-Present); Trustee, American AAdvantage
                                                     Select Funds (1999-Present).

                                 POSITION, TERM OF
                                 OFFICE AND LENGTH
                                  OF TIME SERVED
NAME, AGE AND ADDRESS             WITH EACH TRUST      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------             ---------------      ---------------------------------------------------------------------

NON-INTERESTED TRUSTEES
                                       Term
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement*

Dee J. Kelly, Jr. (41)          Trustee since 2001   Partner, Kelly, Hart & Hallman (law firm) (1985-Present); Trustee,
201 Main Street                                      American AAdvantage Mileage Funds (2001-Present); Trustee, American
Suite 2500                                           AAdvantage Select Funds (2001-Present).
Fort Worth, Texas 76102

Stephen D. O'Sullivan (66)      Trustee since 1987   Consultant (1994-Present); Trustee, American AAdvantage Mileage Funds
5730 East 105th Street                               (1995-Present); Trustee, American AAdvantage Select Funds (1999-Present).
Tulsa, OK 74137

R. Gerald Turner (56)           Trustee since 2001   President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                             ChemFirst (1986-Present); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                             (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                  (2001-Present); Member, United Way of Dallas Board of Directors; Member,
                                                     Salvation Army of Dallas Board of Directors; Member, Methodist Hospital
                                                     Advisory Board; Member, Knight Commission on Intercollegiate Athletics;
                                                     Member, National Association of Independent Colleges and Universities
                                                     Board of Directors; Trustee, American AAdvantage Mileage Funds
                                                     (2001-Present); Trustee, American AAdvantage Select Funds (2001-Present).

Kneeland Youngblood (46)        Trustee since 1996   Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                   (1998-Present); Trustee, The Hockaday School (1997-Present); Director,
Suite 1740                                           Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign
Dallas, Texas 75201                                  Relations (1995-Present); Director, Just For the Kids (1995-Present);
                                                     Director, L&B Realty Advisors (1998-2000); Trustee, Teachers Retirement
                                                     System of Texas (1993-1999); Director, United States Enrichment
                                                     Corporation (1993-1998), Director, Starwood Financial Trust (1998-2001);
                                                     Trustee, American AAdvantage Mileage Funds (1996-Present); Trustee,
                                                     American AAdvantage Select Funds (1999-Present).

OFFICERS
                                       Term
                                     One Year

Nancy A. Eckl (39)                 VP since 1990     Vice President, Trust Investments, AMR Investment Services, Inc.
                                 (1990-Present).

Michael W. Fields (48)             VP since 1989     Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                 (1988-Present).

Barry Y. Greenberg (38)          VP and Assistant    Vice President, Legal and Compliance, AMR Investment Services, Inc.
                                  Secretary since    (1995-Present).
                                       1995

Rebecca L. Harris (35)            Treasurer since    Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                       1995

John B. Roberson (43)              VP since 1989     Vice President, Director of Sales, AMR Investment Services, Inc.
                                 (1991-Present).

Robert J. Zutz (49)               Secretary since    Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW             1998
2nd Floor
Washington, D.C. 20036

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust and AMR Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the Trusts' investment advisers.

         The Trusts have an Audit Committee, consisting of Messrs. Feld, Kelly, O'Sullivan, Turner, and Youngblood. Except for Mr. Feld, the members of the committee are not "interested persons" of either Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of each Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met twice during the fiscal years ended October 31, and December 31, 2001.

         The Trust also has a Nominating Committee that is comprised of the non-interested Trustees (and Mr. Feld). The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Boards. The Nominating Committee met once during the fiscal years ended October 31, and December 31, 2001.

         The Trustees who own shares of any Fund are listed in the following table with the dollar range of their ownership in such Fund(s) and the Trust as a whole as of the calendar year ended December 31, 2001.

                                                 INTERESTED                                  NON-INTERESTED
                                           QUINN             FELD          KELLY    O'SULLIVAN        TURNER        YOUNGBLOOD
                                           -----             ----          -----    ----------        ------        ----------

         BALANCED                      Over $100,000         None          None        None            None         $1-$10,000
         EMERGING MARKETS                   None             None          None        None            None            None
         HIGH YIELD BOND                    None             None          None        None            None            None
         INTERMEDIATE BOND            $10,001-$50,000        None          None        None            None            None
         INTERNATIONAL EQUITY          Over $100,000         None          None        None            None            None
         INTERNATIONAL EQUITY INDEX         None             None          None        None            None            None
         LARGE CAP GROWTH                   None             None          None        None            None            None
         LARGE CAP VALUE               Over $100,000         None          None        None            None            None
         MONEY MARKET                       None         Over $100,000     None        None            None            None
         MUNICIPAL MONEY MARKET       $10,001-$50,000        None          None        None            None            None
         S&P 500 INDEX                      None             None          None        None            None            None
         SHORT-TERM BOND              $10,001-$50,000        None          None        None            None            None
         SMALL CAP INDEX                    None             None          None        None            None            None
         SMALL CAP VALUE               Over $100,000         None          None        None      $10,001-$50,000       None
         U.S. GOV'T MONEY MARKET            None             None          None        None            None            None
      TRUST ON AN AGGREGATE BASIS      Over $100,000     Over $100,000     None        None      $10,001-$50,000    $1-$10,000

         Akin, Gump provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

         The law firm of Kelly, Hart & Hallman provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Kelly has advised the Trusts that he has had no material involvement in the services provided by Kelly, Hart & Hallman to American Airlines, Inc. and that he has received no material benefit in connection with these services. Kelly, Hart & Hallman does not provide legal services to the Manager or AMR Corporation.

         R. Gerald Turner is the President of Southern Methodist University. Mr. Don Carty, the CEO and Chairman of the Board of Directors of AMR Corporation, the parent company of the Manager, has served on the Southern Methodist University Board of Trustees since July 2000. In 1996, Mr. Turner borrowed $95,000 from Texas Commerce Bank to purchase shares of Clear Channel Communications, Inc., a company on whose Board of Directors Mr. Turner served at the time. Texas Commerce Bank was subsequently purchased by Chase Manhattan Corporation, which is now part of J.P. Morgan Chase & Co., the parent company of an investment adviser. As of December 31, 2001, the loan balance was $70,000. The interest rate on the loan adjusts based on the prime rate; as of December 31, 2001, the interest rate was 4.00%.

         As compensation for their service to the Trust, the American AAdvantage Mileage Funds, the American AAdvantage Select Funds and the AMR Trust (collectively, the "Trusts"), the non-interested Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. From March 1, 2000 through February 28, 2002, Mr. O'Sullivan received an annual retainer of $20,000, plus $1,250 for each Board meeting attended. As of March 1, 2002, Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2001. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.

                                    Aggregate                Pension or Retirement         Total Compensation
                                Compensation From         Benefits Accrued as Part of        From the Trusts
Name of Trustee                     the Trust                 the Trust's Expenses             (24 funds)
---------------                 -----------------         ---------------------------      -------------------
                                              INTERESTED TRUSTEES

William F. Quinn                         $0                           $0                          $0
Alan D. Feld                           $9,428                         $0                        $63,782
Steve O' Sullivan*                     $4,250                         $0                        $28,750


                                            NON-INTERESTED TRUSTEES
Ben Fortson**                          $2,119                         $0                        $14,338
Dee J. Kelly, Jr.***                     $21                          $0                         $142
R. Gerald Turner***                     $174                          $0                        $1,176
Kneeland Youngblood                    $9,542                         $0                        $64,550

* For the fiscal year ended October 31, 2001, Mr. O'Sullivan was an Interested Trustee due to his ownership of stock in AMR Corporation, the parent company of the Manager.

** Mr. Fortson retired from the Trust effective February 28, 2002. He now serves as Trustee Emeritus.

***  Messrs. Kelly and Turner were elected as Trustees in August 2001.

         The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts and affiliated trusts for at least 5 years voluntarily may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

         During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.

                    TRUSTEES AND OFFICERS OF THE INDEX TRUST

         The Index Trust Board is responsible for the overall supervision of the operations of each Index Trust Portfolio and performs the various duties imposed on the directors of investment companies by the 1940 Act. Certain biographical and other information relating to the non-interested Trustees of the Index Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by FAM and its affiliate, Merrill Lynch Investment Managers, L.P. ("MLIM") ("MLIM/FAM-Advised Funds"), and other public directorships.

                                                                                                        NUMBER OF
                                            TERM OF                                                  MLIM/FAM-ADVISED
                              POSITION    OFFICE* AND                                                   FUNDS AND
                              HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S) DURING            PORTFOLIOS        PUBLIC
NAME, ADDRESS AND AGE         THE TRUST   TIME SERVED                PAST FIVE YEARS                     OVERSEEN      DIRECTORSHIPS
---------------------         ---------   -----------   -------------------------------------------      --------      -------------

M. Colyer Crum (69)             Trustee      Trustee    Currently James R. Williston Professor of    26 registered    Cambridge
104 Westcliff Road                         since 1978   Investment Management Emeritus, Harvard      investment       Bancorp
Weston, MA 02193                                        Business School; James R. Williston          companies
                                                        Professor of Investment Management, Harvard  consisting of
                                                        Business School from 1971 to 1996.           51 portfolios

Laurie Simon Hodrick (39)       Trustee     Trustee     Professor of Finance and Economics,          26 registered    Junior League
809 Uris Hall                              since 1999   Graduate School of Business, Columbia        investment       of Central
3022 Broadway                                           University since 1998; Associate Professor   companies        Westchester
New York, NY 10027                                      of Finance and Economics, Graduate School    consisting of
                                                        of Business, Columbia University from 1996   51 portfolios
                                                        to 1998.

                                                                                                        NUMBER OF
                                            TERM OF                                                  MLIM/FAM-ADVISED
                              POSITION    OFFICE* AND                                                   FUNDS AND
                              HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S) DURING            PORTFOLIOS        PUBLIC
NAME, ADDRESS AND AGE         THE TRUST   TIME SERVED                PAST FIVE YEARS                     OVERSEEN      DIRECTORSHIPS
---------------------         ---------   -----------   -------------------------------------------      --------      -------------

Stephen B. Swensrud (68)        Trustee     Trustee     Chairman of Fernwood Advisors (investment    43 registered    Dana Farber
88 Broad Street, 2nd Floor                 since 1983   adviser) since 1996; Principal of Fernwood   investment       Cancer
Boston, MA 02110                                        Associates (financial consultants) since     companies        Institute;
                                                        1975; Chairman of R.P.P. Corporation         consisting of    Federation
                                                        (manufacturing company) since 1978;          90 portfolios    for American
                                                        Director of International Mobile                              Immigration
                                                        Communications, Inc. (telecommunications                      Reform
                                                        company) since 1998.

J. Thomas Touchton (63)         Trustee     Trustee     Managing Partner of The Witt-Touchton        26 registered    Tampa Bay
Suite 3405                                 since 1977   Company and its predecessor, The Witt Co.    investment       History Center
One Tampa City Center                                   (private investment partnership) since       companies
201 North Franklin Street                               1972; Trustee Emeritus of Washington and     consisting of
Tampa, FL 33602                                         Lee University; Director of TECO Energy,     51 portfolios
                                                        Inc. (electric utility holding company).

Fred G. Weiss (60)              Trustee     Trustee     Managing Director of FGW Associates since    26 registered    Watson Phar-
16450 Maddalena Place                      since 1999   1997; Vice President Planning, Investment,   investment       maceutical,
Delray Beach, FL 33446                                  and Development of Warner Lambert Co. from   companies        Inc; BTG
                                                        1979 to 1997.                                consisting of    Inter-national
                                                                                                     51 portfolios    PLC; Michael
                                                                                                                      J. Fox
                                                                                                                      Foundation
                                                                                                                      for
                                                                                                                      Parkinson's
                                                                                                                      Research

------------------------

* Each Trustee serves until his or her successor is elected and qualified, until December 31 of the year in which he or she turns 72, or until his or her death, resignation, or removal as provided in the Fund's by-laws, charter or by statute.

         Certain biographical and other information regarding the Trustee who is an officer and an "interested person" of the Index Trust as defined in the 1940 Act and the other officers of the Index Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in MLIM/FAM-Advised Funds and public directorships held. Unless noted otherwise, the principal address of each Trustee and officer listed below is P.O. Box 9011, Princeton, New Jersey 08543-9011.

                                                                                                           NUMBER OF
                                                                                                           MLIM/FAM-
                                          TERM OF                                                           ADVISED
                           POSITION(S)   OFFICE AND                                                        FUNDS AND        PUBLIC
                            HELD WITH     LENGTH OF                  PRINCIPAL OCCUPATION(S)               PORTFOLIOS      DIRECTOR-
NAME, ADDRESS AND AGE       THE TRUST    TIME SERVED                 DURING PAST FIVE YEARS                 OVERSEEN         SHIPS
---------------------      ----------    -----------  ---------------------------------------------------- --------------  ---------

Terry K. Glenn* (61)         President   President**  Chairman (Americas Region) of MLIM since 2000;       132 registered  None
                            and Trustee      and      Executive Vice President of MLIM and FAM (which      investment
                                         Trustee***   terms as used herein include their corporate         companies
                                         since 1999   predecessors) since 1983; President of Merrill       consisting of
                                                      Lynch Mutual Funds since 1999; President of FAM      190 portfolios
                                                      Distributors, Inc. ("FAMD") since 1986 and Director
                                                      thereof since 1991; Executive Vice President and
                                                      Director of Princeton Services, Inc. ("Princeton
                                                      Services") since 1993; President of Princeton
                                                      Administrators, L.P. since 1988; Director of
                                                      Financial Data Services, Inc. since 1985.

Robert C. Doll, Jr. (47)    Senior Vice  Senior Vice  President of MLIM and FAM since 2001; Co-Head        51 registered   None
                             President    President   (Americas Region) thereof from 2000 to 2001 and      investment
                                        since 1999**  Senior Vice President thereof from 1999 to 2001;     companies
                                                      Director of Princeton Services since 2001; Chief     consisting of
                                                      Investment Officer of Oppenheimer Funds, Inc. in     71 portfolios
                                                      1999 and Executive Vice President thereof from
                                                      1991 to 1999.

                                                                                                           NUMBER OF
                                                                                                           MLIM/FAM-
                                          TERM OF                                                           ADVISED
                           POSITION(S)   OFFICE AND                                                        FUNDS AND        PUBLIC
                            HELD WITH     LENGTH OF                  PRINCIPAL OCCUPATION(S)               PORTFOLIOS      DIRECTOR-
NAME, ADDRESS AND AGE       THE TRUST    TIME SERVED                 DURING PAST FIVE YEARS                 OVERSEEN         SHIPS
---------------------      ----------    -----------  ---------------------------------------------------- --------------  ---------

Donald C. Burke (41)          Vice          Vice      First Vice President of MLIM and FAM since 1997      132 registered  None
                            President     President   and Treasurer thereof since 1999; Senior Vice        investment
                               and       since 1999   President and Treasurer of Princeton Services        companies
                            Treasurer        and      since 1999; Vice President of FAMD since 1999;       consisting of
                                          Treasurer   Vice President of MLIM and FAM from 1990 to          190 portfolios
                                         since 1999** 1997; Director of Taxation of MLIM since 1990.

Richard Vella (43)          Senior Vice   Senior Vice First Vice President MLIM and certain of its         2 registered    None
                             President     President  affiliates since 1999; Managing Director, Global     investment
                                         since 1999** Index Funds of Bankers Trust from 1997 to 1999;      companies
                                                      Managing Director, International Index Funds of      consisting of
                                                      Bankers Trust from 1995 to 1999.                     14 portfolios

Philip Green (38)           Senior Vice   Senior Vice Senior Vice President of FAM and certain of its      3 registered    None
                             President     President  affiliates since 1999; Managing Director and         investment
                                         since 1999** Portfolio Manager of Global Institutional            companies
                                                      Services at Bankers Trust from 1997                  consisting of
                                                      to 1999; Vice President of Foreign Exchange          18 portfolios
                                                      and Currency Overlay Strategies at Bankers Trust
                                                      from 1988 to 1999.

Frank Salerno (42)          Senior Vice   Senior Vice Chief Operating Officer, Institutional for MLIM      5 registered    None
                             President     President  (Americas Region); First Vice President of FAM       investment
                                         since 1999** and certain of its affiliates since 1999; Managing   companies
                                                      Director and Chief Investment Officer of Structured  of consisting
                                                      Investments at Bankers Trust from 1995               40 portfolios
                                                      to 1999.

Jeffrey B. Hewson (50)       Director      Director   Director (Global Fixed Income) of MLIM and certain   1 registered    None
                                         since 1998** of its affiliates since 1998; Vice President of      investment
                                                      MLIM and certain of its affiliates from 1989 to      companies
                                                      1998; Portfolio Manager of MLIM and certain of its   consisting of
                                                      affiliates since 1985.                               2 portfolios

Christopher Ayoub (46)      Senior Vice  Senior Vice  First Vice President of MLIM and certain of its      1 registered    None
                             President    President   affiliates since 1998; Vice President of MLIM and    investment
                                         since 1998**  certain of its affiliates from 1985 to 1998.        companies
                                                                                                           consisting of
                                                                                                           3 portfolios

Sidney Hoots (41)           Senior Vice   Senior Vice  Senior Vice President of FAM and certain of its     5 registered    None
                             President     President   affiliates since 1999; Managing Director of         investment
                                         since 1999**  Global Institutional Services at Bankers Trust      companies
                                                       from 1992 to 1999.                                  consisting of
                                                                                                           40 portfolios

Ira P. Shapiro (39)          Secretary     Secretary   First Vice President of FAM and certain of its      7 registered    None
                                         since 1999**  affiliates since 1998; Director (Legal Advisory)    investment
                                                       of FAM and certain of its affiliates from 1996 to   companies
                                                       1997; Attorney with FAM and certain of its          consisting of
                                                       affiliates from 1993 to 1997.                       40 portfolios

-----------------------

* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as defined in the Investment Company Act, of the Trust based on his positions as Chairman (Americas Region) and Executive Vice President of MLIM and FAM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P.

**  Elected by and serves at the pleasure of the Board of Trustees of the Trust.

*** Each Trustee serves until his or her successor is elected and qualified, until December 31 of the year in which he or she turns 72, or until his or her death, resignation, or removal as provided in the Fund's by-laws, charter or by statute.

         The Index Trust pays each individual who serves as a Trustee who is not affiliated with FAM or with an affiliate of FAM (each a "non-affiliated Trustee") for service to the Index Trust an annual fee of $5,000 plus $500 per meeting attended. The Index Trust also compensates members of the Audit and Nominating Committee (the

"Committee"), which consists of all of the non-affiliated Trustees with a fee of $1,000 per year. The Index Trust reimburses each non-interested Trustee for his out-of-pocket expenses relating to attendance at Board and Committee meetings.

         The following table reflects fees paid to the Trustees of the Index Trust for their services to the Index Trust as a whole for the year ended December 31, 2001.

                                     Aggregate          Pension or Retirement     Total Compensation from Index
                                 Compensation from    Benefits Accrued as Part      Trust and MLIM/FAM Advised
 Name of Trustee                  the Index Trust      of Index Trust Expenses        Funds Paid to Trustees
 ---------------                 -----------------    ------------------------    -----------------------------

                                              INTERESTED TRUSTEES
 Terry K. Glenn                         $0                       $0                           $0

                                            NON-INTERESTED TRUSTEES
 Stephen B. Swensrud                  $18,000                    $0                        $406,083
 J. Thomas Touchton                   $18,000                    $0                        $195,000
 M. Colyer Crum                       $20,000                    $0                        $215,500
 Laurie Simon Hodrick                 $18,000                    $0                         $95,000
 Fred G. Weiss                        $18,000                    $0                        $195,000

             TRUSTEES AND OFFICERS OF THE EQUITY 500 INDEX PORTFOLIO

         The Equity 500 Index Portfolio Board is responsible for generally overseeing the Equity 500 Index Portfolio's business. The Trustees and officers of the Equity 500 Index Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN   OTHER
                                POSITION(S)    TERM OF OFFICE                                   FUND COMPLEX    DIRECTORSHIPS
                                HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION          OVERSEEN BY     HELD BY
NAME, ADDRESS, AND AGE          FUND           TIME SERVED       DURING PAST FIVE YEARS         TRUSTEE         TRUSTEE
----------------------          -----------    --------------    ----------------------         -------------   -------------
NON-INTERESTED TRUSTEES

Michael F. Holland
Age: 57                         Trustee and    Term: Indefinite  Holland & Company L.L.C.,      10              Director of the
P.O. Box 5049                   Chairman of                      Chairman, 1995 to present.                     Holland Series
Boston, MA 02206                the Board      Elected: 9/99                                                    Fund, Inc. and
                                                                                                                the China Fund,
                                                                                                                Inc.

William L. Boyan
Age: 65                         Trustee        Term: Indefinite  Trustee of Old Mutual South    10              Trustee of Old
P.O. Box 5049                                                    Africa Equity Trust since                      Mutual South
Boston, MA 02206                               Elected: 9/99     1983; Chairman of the Board                    Africa Equity
                                                                 of Trustees of Children's                      Trust
                                                                 Hospital and Children's
                                                                 Medical Center since 1984;
                                                                 Director of John Hancock
                                                                 Mutual Life Insurance
                                                                 Company, 1983 to 1998; and
                                                                 President and Chief
                                                                 Operations Officer of John
                                                                 Hancock Mutual Life
                                                                 Insurance Company, 1992 to
                                                                 1998.  Mr. Boyan retired in
                                                                 1999.

Rina K. Spence
Age: 53                         Trustee        Term: Indefinite  President of SpenceCare        10              Director of
P.O. Box 5049                                                    International LLC since                        Berkshire Life
Boston, MA 02206                               Elected: 7/99     1998; Chief Executive                          Insurance
                                                                 Officer of Consensus                           Company of
                                                                 Pharmaceutical, Inc., 1998                     America
                                                                 to 1999; and Founder,
                                                                 President and Chief
                                                                 Executive Officer of Spence
                                                                 Center for Women's Health,
                                                                 1994 to 1998.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN   OTHER
                                POSITION(S)    TERM OF OFFICE                                   FUND COMPLEX    DIRECTORSHIPS
                                HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION          OVERSEEN BY     HELD BY
NAME, ADDRESS, AND AGE          FUND           TIME SERVED       DURING PAST FIVE YEARS         TRUSTEE         TRUSTEE
----------------------          -----------    --------------    ----------------------         -------------   -------------

Douglas T. Williams             Trustee        Term: Indefinite  Executive Vice President of    10              None
Age: 60                                                          Chase Manhattan Bank, 1987
P.O. Box 5049                                  Elected: 7/99     to 1999.  Mr. Williams
Boston, MA 02206                                                 retired in 1999.


OFFICERS:
                                                                                                ------          ------
Kathleen C. Cuocolo             President      Term: Indefinite  Executive Vice President of
Age: 49                                                          State Street Bank and Trust
Two Avenue de Lafayette,                       Elected: 5/00     Company since 2000; and
Boston, MA 02111                                                 Senior Vice President of
                                                                 State Street Bank and Trust
                                                                 Company, 1982 to 2000.

Janine L. Cohen                                                                                 ------          ------
Age: 48                         Treasurer      Term: Indefinite  Senior Vice President of
Two Avenue de Lafayette,                                         State Street Bank and Trust
Boston, MA 02111                               Elected: 5/00     Company since 2001; and Vice
                                                                 President of State Street
                                                                 Bank and Trust Company, 1992
                                                                 to 2000.

Julie A. Tedesco                                                                                ------          ------
Age: 44                         Secretary      Term: Indefinite  Vice President and Counsel
One Federal Street                                               of State Street Bank and
Boston, MA 02110                               Elected: 5/00     Trust Company since 2000;
                                                                 and Counsel of First Data
                                                                 Investor Services Group,
                                                                 Inc., 1994 to 2000.

K. David James                                                                                  ------          ------
Age: 31                         Assistant      Term: Indefinite  Associate Counsel of State
One Federal Street              Secretary                        Street Bank and Trust
Boston, MA 02110                               Elected: 9/01     Company since 2000, and
                                                                 1998-1999; Paralegal Manager
                                                                 of PFPC Inc., 1999-2000; and
                                                                 Legal Manager of Fidelity
                                                                 Investments, 1996-1998.

         The By-Laws of the Equity 500 Index Portfolio provide that it shall indemnify each person who is or was a Trustee of the Equity 500 Index Portfolio against all expenses, judgments, fines, settlements and other amounts actually and reasonable incurred in connection with any proceedings, if the person in good faith and reasonably believes that his or her conduct was in the Equity 500 Index Portfolio's best interest. The Equity 500 Index Portfolio, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         The following table sets forth the total remuneration of Trustees and officers of the Equity 500 Index Portfolio for their services to that Portfolio and to certain other investment companies advised by SSgA (the "State Street Master Funds") for the year ended December 31, 2001.

                                        Aggregate      Pension or Retirement        Estimated       Total Compensation from
                                      Compensation      Benefits Accrued as      Annual Benefits     Fund and Fund Complex
Name/Position                           from Fund      Part of Fund Expenses     Upon Retirement        Paid to Trustees
-------------                         ------------     ---------------------     ---------------    -----------------------

William L. Boyan, Trustee                $30,000                 $0                      $0                    $30,000
Michael F. Holland, Trustee              $30,000                 $0                      $0                    $30,000
Rina K. Spence, Trustee                  $30,000                 $0                      $0                    $30,000
Douglas T. Williams, Trustee             $30,000                 $0                      $0                    $30,000

                                 CODE OF ETHICS

         The Manager, the Trust, SSgA, FAM and the investment advisers have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. Each Code is on public file with, and may be obtained from, the SEC.

                       CONTROL PERSONS AND 5% SHAREHOLDERS

         The following persons may be deemed to control certain Funds by virtue of their ownership of more than 25% of the outstanding shares of a Fund as of January 31, 2002:

American AAdvantage Balanced Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof...........................................76%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage Emerging Markets Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof...........................................94%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage Intermediate Bond Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof...........................................61%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage International Equity Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof...........................................30%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage International Equity Index Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof..........................................100%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage Large Cap Growth Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof..........................................100%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage Large Cap Value Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof...........................................96%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage S&P 500 Index Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof...........................................76%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage Short-Term Bond Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof...........................................91%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage Small Cap Index Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof..........................................100%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage Small Cap Value Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof...........................................98%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

         AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof own 100% of the shares of: 1) the AMR Class of the Balanced Fund, the Emerging Markets Fund, the Intermediate Bond Fund, the International Equity Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Small Cap Value Fund, and the Short-Term Bond Fund, and 2) the Institutional Class of the International Equity Index Fund and the Small Cap Index Fund. The Manager owned 100% of the shares of the PlanAhead Class of the High Yield Bond Fund as of March 1, 2002.

         All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds. In addition, the following persons own 5% or more of the outstanding shares of a Fund or Class as of January 31, 2002:

                                                                                       Institutional     PlanAhead
              Balanced Fund                                               Total Fund       Class           Class
              -------------                                               ----------   -------------     ----------

              Sabre Legacy Plan                                                 21.2%           94.9%
                 c/o SSB Master Trust Division
                 1 Enterprise Dr.
                 Quincy, MA  02171-2126
              Mellon Bank*                                                                                    17.8%*
                 135 Santilli Hwy.
                 Everett, MA  02149
              Jerry Warren                                                                                      9.5%
                 1358 Calle Yucca
                 Thousand Oaks, CA  91360
              Retirement Plan Services*                                                                       10.2%*
                 P.O. Box 1533
                 Minneapolis, MN  55480
              Fidelity Investments Institutional Operations Co. Inc.*                                         19.8%*
                 100 Magellan Way
                 Covington, KY  41015

             *Denotes record owner of Fund shares only

                                                                      Institutional     PlanAhead
             Emerging Markets Fund                       Total Fund       Class           Class
             ---------------------                       ----------   -------------     ---------

             Akin, Gump, Strauss, Hauer & Feld                                 66.6%
             Co-Mingled Qualified Plan Partnership
                1333 New Hampshire Ave. NW
                Washington, DC  20036-1511
             Akin, Gump, Strauss, Hauer & Feld                                 28.6%
             Non-Qualified Plan Partnership
                1333 New Hampshire Ave. NW
                Washington, DC  20036-1511

                                                              Institutional
             High Yield Bond Fund                Total Fund       Class
             --------------------                ----------   -------------

             Charles Schwab & Co.*                    95.0%*          95.0%*
                101 Montgomery Street
                San Francisco, CA  94104

              *Denotes record owner of Fund shares only

                                                               Institutional     PlanAhead
             Intermediate Bond Fund               Total Fund       Class           Class
             ----------------------               ----------   -------------     ---------

             Charles Schwab & Co.*                     38.1%*          99.5%*
                101 Montgomery Street
                San Francisco, CA  94104
             Charles S. Dendy                                                          12.8%
                P.O. Box 1318
                Alpine, TX  79831-1318

                                                               Institutional     PlanAhead
             Intermediate Bond Fund               Total Fund       Class           Class
             ----------------------               ----------   -------------     ---------

             Winifred M. Jesser                                                         7.5%
                321 E. 45th St. Apt. 5F
                New York, NY  10017-3413
             Leroy Leddon                                                              33.7%
                9251 Westwood Shores Ct.
                Fort Worth, TX  76179-3250

             *Denotes record owner of Fund shares only


                                                                                       Institutional     PlanAhead
              International Equity Fund                                   Total Fund       Class           Class
              -------------------------                                   ----------   -------------     ---------

              Charles Schwab & Co.*                                            16.6%*          30.4%*
                 101 Montgomery Street
                 San Francisco, CA  94104
              Charles Schwab & Co.*                                                                           18.2%*
                 4500 Cherry Creek Dr. South, Suite 700
                 Denver, CO  80222
              Fidelity Investments Institutional Operations Co. Inc.*                                         13.5%*
                 100 Magellan Way
                 Covington, KY  41015
              National Financial Services Corp.*                                5.8%*          10.6%*
                 P.O. Box 3908
                 New York, NY  10163-3908
              National Financial Services Corp.*                                8.1%*                         53.2%*
                 200 Liberty Street
                 New York, NY  10281-1003
              Sabre Legacy Plan                                                                  5.6%
                 c/o SSB Master Trust Division
                 1 Enterprise Dr.
                 Quincy, MA  02171-2126

             *Denotes record owner of Fund shares only

                                                                 Institutional     PlanAhead
             Large Cap Growth Fund                  Total Fund       Class           Class
             ---------------------                  ----------   -------------     ---------

             AMR Investment Services, Inc.                                92.1%
                P.O. Box 619003, MD 2450
                DFW Airport, TX  75261-9003

                                                                                       Institutional     PlanAhead
              Large Cap Value Fund                                        Total Fund       Class           Class
              --------------------                                        ----------   -------------     ---------

              NAbank & Co.*                                                                    61.1%*
                 P.O. Box 2180
                 Tulsa, OK  74101-2180
              Charles Schwab & Co.*                                                             6.9%*          7.8%*
                 101 Montgomery Street
                 San Francisco, CA  94104
              Fidelity Investments Institutional Operations Co. Inc.*                                         20.1%*
                 100 Magellan Way
                 Covington, KY  41015
              Daniel P. Garton                                                                   5.4%
                 9962 Rockbrook Dr.
                 Dallas, TX  75220-2043

             *Denotes record owner of Fund shares only

                                                                            Cash Mgmt.      Institutional     PlanAhead
          Money Market Fund                                  Total Fund        Class            Class           Class
          -----------------                                  ----------     ----------      -------------     ---------

          Alliance Airport Authority                                                                  6.4%
             c/o Monroe & Co.
             P.O. Box 160
             Westerville, OH  43086
          Aquinas Investment Advisors Inc.*                                                                         6.1%*
             5310 Harvest Hill Rd., Suite 248
             Dallas, TX  75230-5891
          DFW International Airport Revenue Bonds                                                     5.8%
             c/o Chase Bank of Texas NA
             600 Travis Street, Suite 1150
             Houston, TX  77002-3002

                                                                            Cash Mgmt.      Institutional     PlanAhead
          Money Market Fund                                  Total Fund        Class            Class           Class
          -----------------                                  ----------     ----------      -------------     ---------

          National Investor Services Corp.*                        7.7%*                                           83.6%*
             55 Water Street, 32nd Floor
             New York, NY  10041-3299
          Rent-A-Center Inc.                                                       100.0%
             5700 Tennyson Pkwy. Fl 3
             Plano, TX  75024-3583

          *Denotes record owner of Fund shares only

                                                     Total      Institutional     PlanAhead
         Municipal Money Market Fund                  Fund          Class           Class
         ---------------------------                 -----      -------------     ---------

         Anne H. McNamara                                           94.5%
            3510 Turtle Creek Blvd., Apt. 2D
            Dallas, TX  75219-5543
         National Investor Services Corp.*               6.2%*                     100.0%*
            55 Water Street, 32nd Floor
            New York, NY  10041-3299
         William F. and Doreen J. Quinn                              5.4%
            1108 Loch Lomond Ct.
            Arlington, TX  76012-2726

         *Denotes record owner of Fund shares only

                                                                     Institutional     PlanAhead
         S&P 500 Index Fund                             Total Fund       Class           Class
         ------------------                             ----------   -------------     ---------

         Charles Schwab & Co.*                                                              15.6%*
            4500 Cherry Creek Dr. South, Suite 700
            Denver, CO  80222
         National Financial Services Corp.*                   8.4%*                         70.6%*
            200 Liberty Street
            New York, NY  10281-1003

         *Denotes record owner of Fund shares only


                                                                                Institutional    PlanAhead
         Short-Term Bond Fund                                      Total Fund       Class          Class
         --------------------                                      ----------   -------------    ---------

         Charles Schwab & Co.*                                                     10.9%*
            101 Montgomery Street
            San Francisco, CA  94104-4122
         Charles Schwab & Co.*                                                                     16.1%*
            4500 Cherry Creek Dr. South, Suite 700
            Denver, CO  80222
         C.R. Smith Museum                                                          35.7%
            14770 Trinity Blvd. MD 1625
            Fort Worth, TX  76155-2642
         Fidelity Investments Institutional Operations Co. Inc.*                                   44.8%*
            100 Magellan Way
            Covington, KY  41015
         First Financial Trust                                                      17.8%
            161 Worcester Road
            Framingham, MA 01701
         FTC & Co.                                                                  26.1%
            P.O. Box 173736
            Denver, CO  80217-3736
         Leroy Leddon                                                                               5.0%
            9251 Westwood Shores Ct.
            Fort Worth, TX  76179-3250
         Edward Mingo                                                                               7.4%
            8821 Cortile Dr.
            Las Vegas, NV  89134-6153
         Joseph R. Thomas                                                                           5.0%
            15785 Boeing Ct.
            West Palm Beach, FL  33414

         *Denotes record owner of Fund shares only

                                                                 Institutional     PlanAhead
         Small Cap Value Fund                       Total Fund       Class           Class
         --------------------                       ----------   -------------     ---------

         Robert W. Baker                                                  25.8%
            17 Ashton Court
            Dallas, TX  75230-1977
         Henry F. Otto                                                    25.6%
            4212 Dresden Street
            Kensington, MD  20895-3816
         Paul R. Lesutis                                                  25.6%
            621 Blackgates Rd.
            Wilmington, DE  19803-2239
         Dale E. and Gloria A. Peterson                                                  17.0%
            1014 Trail Ridge Ct.
            Keller, TX  76248-4056
         Thomas J. and Patricia A. Kiernan                                 6.2%
            4420 Park Ln.
            Dallas, TX  75220-2021
         William F. and Doreen J. Quinn                                    5.3%
            1108 Loch Lomond Ct.
            Arlington, TX  76012-2726

         *Denotes record owner of Fund shares only

                                                                         Cash Mgmt.       PlanAhead
         U.S. Government Money Market Fund                Total Fund       Class             Class
         ---------------------------------                ----------     ----------       ---------

         Community Credit Union                                  6.4%           22.7%
            1309 W. 15th St., Ste. 229
            Plano, TX  75075-7244
         HSBC Bank USA                                          10.8%           38.3%
            452 5th Ave.
            New York, NY  10018-2706
         Transco & Co.*                                        31.7%*          15.1%*           94.5%*
            105 N. Main St.
            Wichita, KS  67202-1412

         *Denotes record owner of Fund shares only

                         INVESTMENT ADVISORY AGREEMENTS

         Prior to March 1, 2002, the Balanced, Emerging Markets, Intermediate Bond, Large Cap Value, Short-Term Bond, and Small Cap Value Funds invested all of their investable assets in a corresponding Portfolio of the AMR Trust. Prior to March 1, 2001, the Large Cap Growth Fund invested all of its investable assets in a corresponding Portfolio of the AMR Trust. Accordingly, the investment advisers to these Funds received a fee on behalf of the Portfolio, and not the corresponding Fund, prior to these dates. As investment advisers to a Master-Feeder Fund, the investment advisers to the International Equity Fund receive a fee on behalf of the Portfolio, and not the corresponding Fund. The following table reflects the fees paid to the investment advisers from the Portfolios or Funds (as applicable) for the fiscal years ending October 31, 1999, 2000 and 2001:

                                                               Investment Advisory  Investment Advisory   Investment Advisory
                              Adviser                             Fees for 1999        Fees for 2000        Fees for 2001
                              -------                          -------------------  -------------------   -------------------

           Barrow, Hanley, Mewhinney & Strauss, Inc.             $    1,302,106       $      986,916       $      942,681
           Brandywine Asset Management, LLC                      $    1,377,569       $    1,253,361       $    1,251,782
           Causeway Capital Management LLC (6)                          N/A                  N/A           $      105,903
           Goldman Sachs Asset Management (1)                           N/A           $       14,163       $       60,706
           GSB Investment Management, Inc. (2)                   $      881,048       $      204,049              N/A
           Hotchkis and Wiley Capital Management, LLC (8)               N/A                  N/A           $       85,938
           Independence Investment LLC (3)                       $    1,340,561       $      938,011       $      287,790
           J.P. Morgan Investment Management Inc. (1)                   N/A           $       10,566       $       46,812
           Lazard Asset Management (5)                           $      699,871       $    1,197,406       $      938,814
           Merrill Lynch Investment Managers, L.P. (6)(8)        $    2,157,417       $    2,083,479       $    1,080,588
           Metropolitan West Capital Management, LLC (4)                N/A                  N/A           $      163,947
           Morgan Stanley Asset Management (5)                   $      410,090              N/A                  N/A
           Morgan Stanley Investment Management Inc. (1)                N/A           $       24,925       $      114,943
           MW Post Advisory Group, LLC (7)                              N/A                  N/A           $      229,090
           Templeton Investment Counsel, LLC                     $    1,196,727       $    1,298,378       $    1,099,693
           The Boston Company Asset Management (1)                      N/A           $       19,356       $       87,417

(1) This firm became an investment adviser to the Funds on July 31, 2000.

(2) As of March 1, 2000, GSB Investment Management, Inc. ceased to serve as an investment adviser to the Funds.

(3) As of December 1, 2000, Independence Investment LLC ceased to serve as an investment adviser to the Balanced and Large Cap Value Funds but still serves as an investment adviser to the International Equity Fund.

(4) As of December 1, 2000, Metropolitan West Capital Management, LLC was added as an investment adviser to the Large Cap Value Fund.

(5) Lazard Asset Management replaced Morgan Stanley Asset Management as an investment adviser to the Funds on March 1, 1999.

(6) As of September 1, 2001, Causeway Capital Management LLC replaced Merrill Lynch Investment Managers, L.P. as an investment adviser to the International Equity Fund.

(7) As of December 29, 2000, this firm became an investment adviser to the High Yield Bond Fund.

(8) On October 9, 2001, Merrill Lynch Investment Managers, L.P. was replaced by Hotchkis and Wiley Capital Management, LLC as an investment adviser to the Balanced, Large Cap Value, and Small Cap Value Funds.

         The Manager, with the approval of the Board, appointed Metropolitan West Securities, Inc. ("MetWest") as an investment adviser to the High Yield Bond Fund for the sole purpose of implementing the Fund's securities lending program. In this regard, MetWest also has responsibility for investing the cash collateral received in connection with securities loans, in accordance with guidelines approved by the Board. MetWest receives a monthly fee equal to 25% of
1) net income from investments purchased with cash collateral and 2) loan fees. MetWest began lending the High Yield Bond Fund's securities in October 2001, and for that month, earned $52 in investment income and loan fees.

         Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the investment adviser, or by the investment adviser upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

         SWS Financial Services, Inc. ("SWS"), located at 7001 Preston Road, Dallas, Texas 75205, is the distributor and principal underwriter of the Funds' shares, and, as such, receives an annualized fee of $50,000 from the Manager for distributing the shares of the Trust, the American AAdvantage Mileage Funds and the American AAdvantage Select Funds.

            MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

THE MANAGER

         The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

               o    complying with reporting requirements;

               o    corresponding with shareholders;

               o maintaining internal bookkeeping, accounting and auditing services and records; and

               o supervising the provision of services to the Trusts by third parties.

         In addition to its oversight of the investment advisers, the Manager invests the portion of all Fund assets that the investment advisers determine to be allocated to high quality short-term debt obligations, except for the International Equity Fund, the Emerging Markets Fund, the Index Funds, and the High Yield Bond Fund.

         The Funds are responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisers to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisers; and any extraordinary expenses of a nonrecurring nature.

         The following amounts represent management fees paid to the Manager based on total Fund or Portfolio assets, including funds and classes of shares not included in this SAI. All of the Funds, except for the Index Funds and the Money Market Funds, have a fiscal year end of October 31st. Management fees for the Funds with fiscal years ended October 31 were approximately as follows:
1999, $16,283,000, of which approximately $8,551,000 was paid by the Manager to the other investment advisers; 2000, $11,612,000, of which approximately $7,840,000 was paid by the Manager to the other investment advisers; and 2001, $10,359,000, of which approximately $7,120,000 was paid by the Manager to the other investment advisers. Management fees in the amount of approximately $29,000, $7,000 and $39,500 were waived by the Manager during the fiscal years ended October 31, 1999, 2000 and 2001.

         The following amounts represent management fees paid to the Manager based on total Fund or Portfolio assets, including funds and classes of shares not included in this SAI. The Money Market Funds have a fiscal year end of December 31st. Management fees for these Funds for the fiscal years ended December 31, 2000 and 2001 were approximately $4,677,000 and $10,352,000.
Because these Funds are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived by the Manager in relation to these Funds.

         Under the Management Agreement, the Manager presently monitors the services provided by FAM to the Index Trust Portfolios and by SSgA to the Equity 500 Index Portfolio. The Manager receives no fee for providing these monitoring services. In the event that the Board determines that it is in the best interests of the shareholders of any of the Index Funds to withdraw its investment from the corresponding Portfolio, the Manager would become responsible for directly managing the assets of that Index Fund. In such an event, the Index Fund would pay the Manager an annual fee of up to 0.10% of the Index Fund's average net assets, accrued daily and paid monthly.

         In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the Funds with fiscal years ended October 31 were approximately as follows: 1999, $10,120,000; 2000, $2,610,000; and 2001, $2,426,000.
Administrative services fees for the Index Funds and the Money Market Funds for the fiscal years ended December 31, 2000 and 2001 were approximately $7,540,000 and $6,900,000.

         The Manager receives compensation for administrative and oversight functions with respect to securities lending of all of the Funds, except for the Index Funds. Fees received by the Manager from securities lending for the fiscal years ended October 31 were approximately as follows: 1999, $213,000; 2000, $206,541; and 2001, $309,704. The Money Market Portfolios do not engage in securities lending, so the Manager received no compensation for these Portfolios for the fiscal years ended December 31, 2000 and 2001.

         The Cash Management Class has adopted an Administrative Services Plan, and the PlanAhead Class has adopted a Service Plan (collectively, the "Plans"). The Cash Management Class Administrative Services Plan provides that each Fund's Cash Management Class will pay 0.07% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The PlanAhead Class Service Plan provides that each Fund's PlanAhead Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of Cash Management or PlanAhead Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of a Fund's "Other Expenses" in the Table of Fees and Expenses in the Cash Management and PlanAhead Class Prospectuses, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Plans. The primary expenses expected to be incurred under the Plans are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.

FAM

         Under the terms of the Index Trust's investment advisory agreement with FAM, FAM provides the Index Trust with investment advisory and management services. Subject to the supervision of the Index Trust Board, FAM is responsible for the actual management of each Index Trust Portfolio and constantly reviews each Portfolio's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with FAM.

         The investment advisory agreement obligates FAM to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Index Trust connected with investment and economic research, trading and investment management of the Index Trust, as well as the fees of all Trustees who are affiliated persons of FAM or any of their affiliates. The Index Trust Portfolios and their corresponding Funds each bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Index Trust Portfolios or Trustees of the Trust who are not officers, directors or employees of FAM, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs attributable to investor services, including telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Index Trust Portfolios or Trustees of the Trust, and any extraordinary expenses.

         For the years ended December 31, 2000 and 2001, FAM earned $16,225 and $22,921 as compensation for investment advisory services provided to the Index Trust Portfolios, all of which were waived.

         FAM provides administrative services to the Index Trust. The Investment Advisory Agreement obligates FAM to provide certain administrative services to the Index Trust and to pay all compensation of and furnish office space for officers and employees of the Index Trust as well as the fees of all Trustees who are affiliated persons of FAM or any of their affiliates. Each Index Trust Portfolio pays all other expenses incurred in its operation, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and transfer agent, expenses of portfolio transactions, expenses of redemption of shares, SEC fees, expenses of registering the shares under federal, state or foreign laws, fees and actual out-of-pocket expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Index Trust Portfolios. Princeton Funds Distributor will pay certain of the expenses of the Index Trust Portfolios incurred in connection with the offering of their shares.

         Pursuant to a Subadministration Agreement between FAM and the Manager, FAM provides certain other administrative services to the Manager. These services include the maintenance and provision of various records related to the Small Cap Series and the International Index Series. FAM receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.12% of the average daily net assets of the International Equity Index Fund for administrative services. For the year ended December 31, 2001, FAM earned $5,496 as compensation under the Subadministration Agreement.

SSGA AND STATE STREET

         Under the terms of the Equity 500 Index Portfolio's Investment Advisory Agreement with SSgA, SSgA manages the Equity 500 Index Portfolio subject to the supervision and direction of the Equity 500 Index Portfolio Board. Subject to such policies as the Equity 500 Index Portfolio Board may determine, SSgA furnishes a continuing investment program for the Equity 500 Index Portfolio and makes investment decisions on its behalf. SSgA places all orders for purchases and sales of the Equity 500 Index Portfolio's investments.

         SSgA bears all expenses in connection with the performance of services under the Agreement. The S&P 500 Index Fund and the Equity 500 Index Portfolio each bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Portfolio or Trustees of the Trust who are not officers, directors or employees of SSgA, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs attributable to investor services, including telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Equity 500 Index Portfolio or Trustees of the Trust, and any extraordinary expenses.

         For the years ended December 31, 2000 and 2001, SSgA earned $217,087 and $298,783 as compensation for investment advisory services provided to the Equity 500 Index Portfolio. Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio. For the year ended December 31, 1999, BT earned $5,174,400 as compensation for investment advisory services provided to the BT Equity 500 Index Portfolio. During the same period, BT reimbursed $214,624 to the BT Equity 500 Index Portfolio to cover expenses.

         State Street provides administrative services to the Equity 500 Index Portfolio. Under the Administration Agreement between the Equity 500 Index Portfolio and State Street, State Street is obligated on a continuous basis to provide such administrative services as the Equity 500 Index Portfolio Board reasonably deems necessary for the proper administration of the Portfolio. State Street generally will assist in all aspects of the Portfolio's operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filing with the SEC and various state Blue Sky authorities;

supply supporting documentation for meetings of the Equity 500 Index Portfolio Board; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, By-Laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

         For the years ended December 31, 2000 and 2001, State Street earned $759,804 and $1,105,012 as compensation for administrative and other services provided to the Equity 500 Index Portfolio. Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio. For the year ended December 31, 1999, BT earned $344,960 as compensation for administrative and other services provided to the BT Equity 500 Index Portfolio.

                             OTHER SERVICE PROVIDERS

         State Street, located in Boston, Massachusetts, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders through its affiliate National Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the AMR Trust and the Funds. In addition to its other duties as custodian, pursuant to instructions given by the Manager, State Street invests certain excess cash balances of certain funds in various futures contracts. State Street also serves as custodian and transfer agent for the assets of the Equity 500 Index Portfolio. The J.P. Morgan Chase Bank, New York, New York, serves as custodian for the assets of the International Index Series. Merrill Lynch Trust Company, Plainsboro, New Jersey, serves as the custodian for the assets of the Small Cap Index Series. Financial Data Services, Inc., Jacksonville, Florida, is the transfer agent for the Index Trust. The independent auditor for the Funds, the AMR Trust and the Equity 500 Index Portfolio is Ernst & Young LLP, Dallas, Texas and Boston, Massachusetts. The independent auditor for the Index Trust is Deloitte & Touche LLP, New York, New York.

                        PORTFOLIO SECURITIES TRANSACTIONS

         In selecting brokers or dealers to execute particular transactions, the Manager, SSgA, FAM and the investment advisers are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the applicable Fund or Portfolio, to the Manager, SSgA, FAM and/or to the investment advisers (or their affiliates), provided, however, that the Manager, SSgA, FAM or the investment adviser determines that it has received the best net price and execution available. The Manager, SSgA, FAM and the investment advisers are also authorized to cause a Fund or Portfolio to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager, SSgA, FAM or the investment advisers, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Manager, SSgA, FAM or the investment adviser exercises investment discretion. The fees of the investment advisers are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board, AMR Trust Board, the Index Trust Board, or the Equity 500 Index Portfolio Board, as applicable, the Manager, FAM, SSgA, or the investment advisers (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so. Supplemental investment research obtained from such broker-dealers might be used by FAM in servicing all of its accounts, and all such research might not be used by FAM in connection with the Index Trust Portfolios. Consistent with the Conduct Rules of the National Association of Securities Dealers and policies established by Trustees, FAM may consider sales of shares of the Portfolios as a factor in the selection of brokers or dealers to execute portfolio transactions.

ALL FUNDS EXCEPT THE INDEX FUNDS

         Although the following discusses transactions in each Fund and the Board, it applies equally to each AMR Trust Portfolio and the AMR Trust Board. Future references in this section to "Fund" shall include the AMR Trust Portfolios.

         The Manager and each investment adviser will place its own orders to execute securities transactions that are designed to implement the applicable Fund's investment objective and policies. In placing such orders, each investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board and the AMR Trust Board, as appropriate, an investment adviser of a Fund, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. A Fund's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund's cash flows. High portfolio activity increases a Fund's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

         The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each investment adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each investment adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Funds may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

         The Funds and the Portfolios of the AMR Trust have established brokerage commission recapture arrangements with certain brokers or dealers. If an investment adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund or Portfolio. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds and Portfolios. Neither the Manager nor any of the investment advisers receive any benefits from the commission recapture program. An investment adviser's participation in the brokerage commission recapture program is optional. Each investment adviser retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the investment adviser's obligation to seek the best execution available.

         For the fiscal years ended October 31, 1999, 2000 and 2001, the following brokerage commissions were paid by the Funds and Portfolios, as applicable:

       Portfolio (or Fund)             1999             2000              2001
       -------------------             ----             ----              ----

       Balanced                      $489,411         $436,166          $431,045
       Large Cap Value              $1,520,056       $1,174,445         $755,564
       Large Cap Growth**              N/A             $8,100           $17,683
       Small Cap Value*              $111,087         $172,193          $352,267
       International Equity         $1,331,000       $1,645,190        $1,253,698
       Emerging Markets**              N/A             $58,496          $108,814

       *  Commenced operations on December 31, 1998.

       ** Commenced operations on July 31, 2000.

         Prior to March 1, 2002, each Fund listed above, with the exception of the Large Cap Growth Fund, invested in a corresponding Portfolio of the AMR Trust. Prior to March 1, 2001, the Large Cap Growth Fund invested in a corresponding Portfolio of the AMR Trust. Accordingly, the commissions listed above were paid by the respective corresponding Portfolio of the AMR Trust prior to such dates. Shareholders of these Funds bear only their pro-rata portion of such expenses.

         During the fiscal year ended October 31, 1999, the following commissions were paid to affiliated brokers:

 PORTFOLIO                BROKER                                      AFFILIATED WITH                             COMMISSION
----------               -------                                      ---------------                            -----------

Balanced                 Howard, Weil, Labouisse, Friedrichs, Inc.    Brandywine Asset Management                $     1,200
Balanced                 Merrill Lynch & Co.                          Merrill Lynch Investment Managers, L.P.    $    53,394
Balanced                 Southwest Securities                         SWS Financial Services                     $     6,243
Large Cap Value          Howard, Weil, Labouisse, Friedrichs, Inc.    Brandywine Asset Management                $     8,100
Large Cap Value          Merrill Lynch & Co.                          Merrill Lynch Investment Managers, L.P.    $   197,021
Small Cap Value          Merrill Lynch & Co.                          Merrill Lynch Investment Managers, L.P.    $       366
International Equity     Merrill Lynch & Co.                          Merrill Lynch Investment Managers, L.P.    $     6,249

         The percentages of total commissions of the Balanced Portfolio, the Large Cap Value Portfolio, the Small Cap Value Portfolio and the International Equity Portfolio paid to affiliated brokers in 1999 were 12.43%, 13.49% 0.33% and 0.47%, respectively. The transactions represented 11.76% of the Balanced Portfolio, 9.84% of the Large Cap Value Portfolio, 0.22% of the Small Cap Value Portfolio and 0.34% of the International Equity Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 1999.

         During the fiscal year ended October 31, 2000, the following commissions were paid to affiliated brokers:

    PORTFOLIO                  BROKER                          AFFILIATED WITH                                 COMMISSION
   ----------                 -------                          ---------------                                -----------

   Balanced                   Merrill Lynch & Co.              Merrill Lynch Investment Managers, L.P.        $    30,539
   Large Cap Value            Merrill Lynch & Co.              Merrill Lynch Investment Managers, L.P.        $    70,436
   Large Cap Growth           Goldman, Sachs & Co.             Goldman Sachs Asset Management                 $        45
   International Equity       Merrill Lynch & Co.              Merrill Lynch Investment Managers, L.P.        $    74,212
   Emerging Markets           Morgan Stanley Dean Witter       Morgan Stanley Investment Management           $    17.628

         The percentages of total commissions of the Balanced Portfolio, the Large Cap Value Portfolio, the Large Cap Growth Fund, the International Equity Portfolio, and the Emerging Markets Portfolio paid to affiliated brokers in 2000 were 7.00%, 6.00%, 0.56%, 4.51% and 30.14%, respectively. The transactions represented 4.29% of the Balanced Portfolio, 4.12% of the Large Cap Value Portfolio, 0.56% of the Large Cap Growth Fund, 3.61% of the International Equity Portfolio, and 33.96% of the Emerging Markets Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 2000.

         During the fiscal year ended October 31, 2001, the following commissions were paid to affiliated brokers:

      PORTFOLIO                 BROKER                          AFFILIATED WITH                                COMMISSION
     ----------                -------                          ---------------                               -----------

     Balanced                  Merrill Lynch & Co.              Merrill Lynch Investment Managers, L.P.       $    60,095
     Balanced                  Legg Mason Wood Walker           Brandywine Asset Management LLC               $       160
     Large Cap Value           Merrill Lynch & Co.              Merrill Lynch Investment Managers, L.P.       $    78,505
     Large Cap Value           Legg Mason Wood Walker           Brandywine Asset Management LLC               $       290
     Large Cap Growth          Goldman, Sachs & Co.             Goldman Sachs Asset Management                $       595
     Small Cap Value           Legg Mason Wood Walker           Brandywine Asset Management LLC               $     7,468
     International Equity      Merrill Lynch & Co.              Merrill Lynch Investment Managers, L.P.       $     6,105
     Emerging Markets          Morgan Stanley Dean Witter       Morgan Stanley Investment Management          $     7,072

         The percentages of total commissions of the Balanced Portfolio, the Large Cap Value Portfolio, the Large Cap Growth Fund, the Small Cap Value Portfolio, the International Equity Portfolio, and the Emerging Markets Portfolio paid to affiliated brokers in 2001 were 14.19%, 10.43%, 3.36%, 2.12%, 0.49%, and 6.50%, respectively. The transactions represented 10.99% of the Balanced Portfolio, 8.20% of the Large Cap Value Portfolio, 2.40% of the Large Cap Growth Fund, 1.22% of the Small Cap Value Portfolio, 0.44% of the International Equity Portfolio, and 6.08% of the Emerging Markets Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 2001.

INDEX TRUST PORTFOLIOS

         FAM places all orders for purchases and sales of the Index Trust Portfolios' investments. Under the 1940 Act, persons affiliated with the Index Trust and persons who are affiliated with such persons are prohibited from dealing with the Index Trust as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Index Trust, including Merrill Lynch and any of its affiliates, will not serve as the Index Trust's dealer in such transactions. However, affiliated persons of the Index Trust may serve as its broker in listed or OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Index Trust may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Index Trust Board that either comply with rules adopted by the SEC or with interpretations of the SEC staff.

         Section 11(a) of the Securities Exchange Act of 1934 generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the SEC has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Index Trust in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Index Trust and annual statements as to aggregate compensation will be provided to the Index Trust. Securities may be held by, or be appropriate investments for, the Index Trust Portfolios as well as other funds or investment advisory clients of FAM.

         Because of different objectives or other factors, a particular security may be bought for one or more clients of FAM or an affiliate when one or more clients of FAM or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Index Trust or other clients or funds for which FAM or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of FAM or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

         For the fiscal years ended December 31, 1999, 2000 and 2001, the Small Cap Index Series paid brokerage commissions of $20,124, $47,880 and $100,123, respectively, and paid $51 in commissions to Merrill Lynch in 2001. For the fiscal years ended December 31, 1999, 2000 and 2001, the International Index Series paid brokerage commissions of $5,917, $11.665 and $72,458 and paid no commissions to Merrill Lynch. Shareholders of the Small Cap Index and International Equity Index Funds bear only their pro-rata portion of the brokerage commissions.

EQUITY 500 INDEX PORTFOLIO

         SSgA places all orders for purchases and sales of the Equity 500 Index Portfolio's investments. In selecting broker-dealers, SSgA may consider research and brokerage services furnished to it and its affiliates. Affiliates of SSgA may receive brokerage commissions from the Equity 500 Index Portfolio in accordance with procedures adopted by the Equity 500 Index Portfolio Board under the 1940 Act, which procedures require periodic review of these transactions.

         In certain instances there may be securities that are suitable for the Equity 500 Index Portfolio as well as for one or more of SSgA's other clients. Investment decisions for the Equity 500 Index Portfolio and for SSgA's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Equity 500 Index Portfolio is concerned. However, it is believed that the ability of the Equity 500 Index Portfolio to participate in volume transactions will produce better executions for the Portfolio.

         SSgA may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Equity 500 Index Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. SSgA has informed the Equity 500 Index Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates.

         For the fiscal years ended December 31, 2000 and 2001, the Equity 500 Index Portfolio paid brokerage commissions in the amount of $134,182 and $226,991. For the fiscal year ended December 31, 1999, the BT Equity 500 Index Portfolio paid $678,820 in brokerage commissions. Shareholders of the S&P 500 Index Fund bear only their pro-rata portion of the brokerage commissions.

                               REDEMPTIONS IN KIND

         Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities. For the Master-Feeder Funds, redemptions in kind would be paid through distributions of securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 NET ASSET VALUE

         It is the policy of the Money Market Fund, the Municipal Money Market Fund and the U.S. Government Money Market Fund (collectively, the "Money Market Funds") to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Money Market Funds' corresponding Portfolios are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the corresponding Portfolios of the Money Market Funds to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks. The corresponding portfolios of the Money Market Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "P-1" by Moody's and "F-1" by Fitch, and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's and "P-2" by Moody's. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

         To continue to qualify for treatment as a regulated investment company under the Tax Code ("RIC"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

         o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or (in the case of the International Equity, Emerging Markets and International Equity Index Funds) foreign currencies, or certain other income, including gains from options, futures or forward contracts ("Income Requirement");

         o Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the Fund's total asset value and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or any two or more issuers that are controlled by the Fund and engaged in the same, similar or related businesses ("Diversification Requirement"); and

         o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain and, in the case of the International Equity, Emerging Markets and International Equity Index Funds, net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) plus, in the case of the Municipal Money Market Fund, net interest income excludable from gross income under section 103(a) of the Tax Code ("Distribution Requirement").

         Each Master-Feeder Fund, as an investor in its corresponding Portfolio, is or should be deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Master-Feeder Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions -- including distributions by the non-Money Market Funds of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and distributions by the Municipal Money Market Fund that otherwise would qualify as "exempt-interest dividends" (as described below under "Taxation of the Funds' Shareholders") -- as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income by the end of its fiscal year, plus certain other amounts.

         See the part of the next section entitled "Taxation of Certain Investments" for a discussion of the tax consequences to each Fund of certain investments and strategies it or, in the case of a Master-Feeder Fund, its corresponding Portfolio may employ. For easier reading, the term "Portfolio" is used throughout that section to refer to both a Portfolio (the tax consequences to which generally would "flow-through" to its corresponding Master-Feeder Fund) and a non-Master-Feeder Fund (i.e., a Fund that invests directly instead of through a corresponding Portfolio).

TAXATION OF THE PORTFOLIOS

         The Portfolios and their Relationship to the Master-Feeder Funds. Each Portfolio is classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership" treated as a corporation. As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

         Because, as noted above, each Master-Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Master-Feeder Fund will be able to satisfy all those requirements.

         Distributions to a Master-Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Master-Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

         Taxation of Certain Investments. A Portfolio may acquire zero coupon or other securities issued with original issue discount. As an investor in a Portfolio that holds those securities, a Master-Feeder Fund would have to take into account its share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Master-Feeder Fund) receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus, in the case of the Municipal Money Market Fund, its net tax-exempt interest income), including any original issue discount (and, in the case of the Municipal Money Market Fund, its share of its corresponding Portfolio's accrued tax-exempt original issue discount), to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of the Master-Feeder Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease the Master-Feeder Fund's investment company taxable income and/or net capital gain.

         If one of the Portfolios acquires stock in a foreign corporation that is a "passive foreign investment company" ("PFIC") and holds the stock beyond the end of the year of acquisition, its corresponding Master-Feeder Fund will be subject to federal income tax on the Fund's share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain realized by the Portfolio from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes that share of the PFIC income as a taxable dividend to its shareholders. A Fund may avoid this tax and interest if its corresponding Portfolio elects to treat the PFIC as a "qualified electing fund;" however, the requirements for that election are difficult to satisfy. The Portfolios currently do not intend to acquire securities in issuers that are considered PFICs.

         Hedging strategies, such as entering into forward contracts and selling (writing) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses the High Yield Bond Fund, Balanced Fund, Large Cap Value Fund, Small Cap Value Fund, International Equity Portfolio and Equity 500 Index Portfolio realize in connection therewith. The International Equity and International Equity Index Funds' share of their corresponding Portfolio's (1) gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and (2) gains from options, futures and forward contracts derived with respect to its business of investing in securities or foreign currencies will be treated as qualifying income for each Fund under the Income Requirement. Similarly, the S&P 500 Index and Small Cap Index Funds' respective shares of the Equity 500 Index Portfolio and Small Cap Series' income from options and futures derived with respect to their business of investing in securities will be so treated for those Funds.

         Dividends and interest received by the International Equity Portfolio, the Emerging Markets Fund and the International Index Series, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.

         A Portfolio may invest in certain futures and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) - and certain foreign currency options and forward contracts with respect to which it makes a particular election - that will be "section 1256 contracts." Any section 1256 contracts a Portfolio holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Master-Feeder Fund that invests in such a Portfolio must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain such a Fund recognizes, without in either case increasing the cash available to it.

         Section 988 of the Tax Code also may apply to a Portfolio's forward currency contracts and options on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

         Offsetting positions a Portfolio enters into or holds in any actively traded option, futures or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Portfolio's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) a Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

         When a covered call option written (sold) by a Portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

         If a Portfolio has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Portfolio or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Portfolio transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

TAXATION OF THE FUNDS' SHAREHOLDERS

         A dividend or other distribution a Fund declared in the last quarter of any calendar year that is payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, that distribution will be reported by, and (except for "exempt-interest dividends," as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if they purchase Fund shares shortly before the record date for a distribution (other than an exempt-interest dividend), they will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         Distributions by the Municipal Money Market Fund of the amount by which its share of the Municipal Money Market Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by it as "exempt-interest dividends," generally may be excluded from gross income by its shareholders. Dividends paid by the Fund will qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including its share of the Portfolio's total assets) consists of securities the interest on which is excludable from gross income under section 103(a) of the Tax Code. The Fund and the Portfolio intend to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Fund's net tax-exempt income. The shareholders' treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Tax Code.

         Exempt-interest dividends received by a corporate shareholder may be indirectly subject to the alternative minimum tax. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") should consult their tax advisers before purchasing shares of the Municipal Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

         Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

         If more than 50% of the value of the total assets of the International Equity Fund, Emerging Markets Fund or International Equity Index Fund (including, as applicable, the share of their corresponding Portfolio's total assets) at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the IRS that will enable that Fund's shareholders, in effect, to receive the benefit of the foreign tax credit with respect to that Fund's share of any foreign and U.S. possessions income taxes paid by the Portfolio. If the Fund makes this election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. If the election is made, the Fund will report to its shareholders shortly after each taxable year their respective share of the Portfolio's income from foreign and U.S. possessions sources and the taxes paid by the Portfolio to foreign countries and U.S. possessions. Pursuant to that election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS

         A quotation of yield on shares of each class of the Money Market Funds may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by the corresponding Portfolios of the Money Market Funds, and the applicable class's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

         The yields of the Money Market Funds may be calculated in one of two ways:

         (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return." The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Income other than investment income and capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account. However, this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in a class of a Fund. In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

         (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, a class of a Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

                                                        (365/7)
            EFFECTIVE YIELD = [ (BASE PERIOD RETURN + 1)       ] - 1

         Based on these formulas, the current and effective yields were as follows for the periods and Funds indicated:

                                                     CURRENT YIELD FOR     EFFECTIVE YIELD FOR
                                                      THE 7 DAY PERIOD      THE 7 DAY PERIOD
                                                           ENDED                  ENDED
                                                     DECEMBER 31, 2001      DECEMBER 31, 2001
                                                     -----------------      -----------------

         Institutional Class
             Money Market Fund                             2.05%                 2.07%
             Municipal Money Market Fund                   1.33%                 1.34%

         Cash Management Class
             Money Market Fund                             2.10%                 2.12%
             U.S. Government Money Market Fund*            2.07%                 2.09%

         PlanAhead Class
             Money Market Fund                             1.64%                 1.65%
             Municipal Money Market Fund                   1.08%                 1.08%
             U.S. Government Money Market Fund             1.68%                 1.69%

         *On December 1, 2001, the Institutional Class of the U.S. Government Money Market Fund was redesignated the Cash Management Class.

         The Municipal Money Market Fund also may advertise a tax equivalent current and effective yield. The tax equivalent yields are calculated as follows:

      CURRENT YIELD/(1-APPLICABLE TAX RATE) = CURRENT TAX EQUIVALENT YIELD

    EFFECTIVE YIELD/(1-APPLICABLE TAX RATE) = EFFECTIVE TAX EQUIVALENT YIELD

Based on these formulas, the current and effective tax equivalent yields for the Municipal Money Market Fund for the seven-day periods ending December 31, 2001 were:

                                                                          Current               Effective
          Class                                                    Tax Equivalent Yield   Tax Equivalent Yield
          -----                                                    --------------------   --------------------

          Institutional (based on a 35.0% corporate tax rate)              2.05%                  2.06%
          PlanAhead (based on a 39.6% personal tax rate)                   1.79%                  1.79%

         The advertised yields for each class of the High Yield Bond, Intermediate Bond and Short-Term Bond Funds are computed by dividing the net investment income per share earned during a 30-day (or one month) period less the aggregate fees that are charged to all shareholder accounts of the class in proportion to the 30-day (or one month) period and the weighted average size of an account in that class of a Fund by the maximum offering price per share of the class on the last day of the period, according to the following formula:

                                        a-b    6
                             YIELD = 2{(--- +1) - 1}
                                        cd

where, with respect to a particular class of a Fund, "a" is the dividends and interest earned during the period; "b" is the sum of the expenses accrued for the period (net of reimbursement, if any) and the aggregate fees that are charged to all shareholder accounts in proportion to the 30-day (or one month) period and the weighted average size of an account in the class; "c" is the average daily number of class shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per class share on the last day of the period. Based on this formula, the 30-day yield for the period ended October 31, 2001 for the Short-Term Bond Fund was 4.61%, 4.54% and 4.70%, for the AMR, Institutional and PlanAhead Classes, respectively. The 30-day yield for the period ended October 31, 2001 for the Intermediate Bond Fund was 4.94%, 4.69% and 4.37%, for the AMR, Institutional and PlanAhead Classes, respectively. The 30-day yield for the period ended October 31, 2001 for the High Yield Bond Fund - Institutional Class was 10.99%. (The High Yield Bond Fund - PlanAhead Class did not commence operations until March 1, 2002.)

         The High Yield Bond Fund and each class of the Intermediate Bond and Short-Term Bond Funds also may advertise a monthly distribution rate. The distribution rate gives the return of the class based solely on the dividend payout to that class if someone was entitled to the dividends for an entire month. A monthly distribution rate is calculated according to the following formula:

                     MONTHLY DISTRIBUTION RATE = A/P*(365/N)

where, with respect to a particular class of shares, "A" is the dividend accrual per share during the month, "P" is the share price at the end of the month and "N" is the number of days in the month. Based on this formula, the monthly distribution rate for the AMR, Institutional and PlanAhead Classes of the Short-Term Bond Fund for the month of October 2001 was 5.76%, 5.70% and 5.85%, respectively. The monthly distribution rate for the AMR, Institutional and PlanAhead Classes of the Intermediate Bond Fund for the month of October 2001 was 5.20%, 4.95% and 4.63%, respectively. The monthly distribution rate for the Institutional Class of the High Yield Bond Fund for the month of October 2001 was 9.65%. (The PlanAhead Class of the High Yield Bond Fund did not commence operations until March 1, 2002.) The "monthly distribution rate" is a non-standardized performance calculation and, when used in an advertisement, will be accompanied by the appropriate standardized SEC calculations.

         The advertised total return for a class of a Fund is calculated by equating an initial amount invested in a class of a Fund to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T) = ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered.

         The advertised after-tax returns for a class of a Fund are calculated by equating an initial amount invested in a class of a Fund to the ending value, according to the following formulas:

                                                        n
                  AFTER TAXES ON DISTRIBUTIONS: P(1 + T) = ATV
                                                              D

                                                               n
          AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION: P(1 + T) = ATV
                                                                     DR

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class (after taxes on distributions or after taxes on distributions and redemption, as applicable); "n" is the number of years involved; "ATVD" is the ending value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered after taxes on fund distributions but not after taxes on redemption; and "ATVDR" is the ending value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered after taxes on fund distributions and redemption. After-tax returns will only be advertised for the Institutional and PlanAhead Classes of the non-Money Market Funds.

         Based on these formulas, annualized total returns were as follows for the periods and Funds indicated:

                                                                 ONE-YEAR      FIVE-YEAR     TEN-YEAR PERIOD OR
                                                                  PERIOD         PERIOD        FROM INCEPTION
                                                                  THROUGH       THROUGH           THROUGH
                                                                10/31/01(1)   10/31/01(1)      10/31/01(1)(3)
                                                                -----------   -----------    ------------------

        AMR CLASS
        Balanced Fund                                               4.38%         7.85%            10.21%
            After taxes on distributions                            1.96%         4.15%             7.10%
            After taxes on distributions and redemption             2.59%         4.94%             7.12%
        Emerging Markets Fund                                     -18.40%          N/A(2)         -27.63%
            After taxes on distributions                          -18.52%          N/A(2)         -27.71%
            After taxes on distributions and redemption           -11.20%          N/A(2)         -21.95%
        Intermediate Bond Fund                                     14.58%          N/A(2)           7.60%
            After taxes on distributions                           11.94%          N/A(2)           4.89%
            After taxes on distributions and redemption             8.84%          N/A(2)           4.61%
        International Equity Fund                                 -16.35%         5.20%             8.21%
            After taxes on distributions                          -17.99%         3.32%             6.68%
            After taxes on distributions and redemption            -8.46%         3.86%             6.36%
        Large Cap Growth Fund(5)                                  -40.51%          N/A(2)         -36.38%
            After taxes on distributions                          -40.55%          N/A(2)         -36.42%
            After taxes on distributions and redemption           -24.66%          N/A(2)         -28.77%
        Large Cap Value Fund(7)                                    -1.98%         7.52%            11.51%
            After taxes on distributions                           -4.14%         4.13%             8.66%
            After taxes on distributions and redemption            -0.61%         5.12%             8.59%
        Short-Term Bond Fund(8)                                    11.07%         6.67%             6.25%
            After taxes on distributions                            8.35%         3.92%             3.57%
            After taxes on distributions and redemption             6.70%         4.36%             4.10%
        Small Cap Value Fund                                       20.52%          N/A(2)           8.18%
            After taxes on distributions                           18.70%          N/A(2)           7.21%
            After taxes on distributions and redemption            12.30%          N/A(2)           6.06%
        INSTITUTIONAL CLASS
        Balanced Fund                                               4.07%         7.56%            10.00%
            After taxes on distributions                            1.81%         3.99%             6.98%
            After taxes on distributions and redemption             2.41%         4.78%             6.99%
        Emerging Markets Fund                                     -18.52%          N/A(2)         -27.78%
            After taxes on distributions                          -18.60%          N/A(2)         -27.84%
            After taxes on distributions and redemption           -11.27%          N/A(2)         -22.06%
        High Yield Bond Fund(5)                                      N/A(2)        N/A(2)           5.33%
            After taxes on distributions                             N/A(2)        N/A(2)           2.81%
            After taxes on distributions and redemption              N/A(2)        N/A(2)           1.21%
        Intermediate Bond Fund                                     14.36%          N/A(2)           7.97%
            After taxes on distributions                           11.84%          N/A(2)           5.31%
            After taxes on distributions and redemption             8.68%          N/A(2)           4.94%
        International Equity Fund                                 -16.54%         4.92%             8.00%
            After taxes on distributions                          -18.11%         3.13%             6.53%
            After taxes on distributions and redemption            -8.59%         3.68%             6.21%
        Large Cap Growth Fund(5)                                  -40.62%          N/A(2)         -36.53%
            After taxes on distributions                          -40.64%          N/A(2)         -36.55%
            After taxes on distributions and redemption           -24.73%          N/A(2)         -28.88%
        Large Cap Value Fund(7)                                    -2.21%         7.25%            11.30%
            After taxes on distributions                           -4.05%         4.08%             8.58%
            After taxes on distributions and redemption            -0.75%         5.02%             8.48%
        Short-Term Bond Fund(8)                                    10.98%         6.42%             6.07%
            After taxes on distributions                            8.34%         3.78%             3.48%
            After taxes on distributions and redemption             6.64%         4.19%             3.99%
        Small Cap Value Fund                                       20.16%          N/A(2)           7.89%
            After taxes on distributions                           18.50%          N/A(2)           7.01%
            After taxes on distributions and redemption            12.10%          N/A(2)           5.87%

                                                                     ONE-YEAR     FIVE-YEAR    TEN-YEAR PERIOD
                                                                      PERIOD       PERIOD          OR FROM
                                                                     THROUGH       THROUGH    INCEPTION THROUGH
                                                                   10/31/01(1)   10/31/01(1)   10/31/01(1)(3)
                                                                   -----------   -----------   --------------

         PLANAHEAD CLASS
         Balanced Fund                                                3.84%         7.28%           9.77%
             After taxes on distributions                             1.67%         3.77%           6.79%
             After taxes on distributions and redemption              2.28%         4.60%           6.82%
         High Yield Bond Fund                                          N/A(2)        N/A(2)          N/A(2)
             After taxes on distributions                              N/A(2)        N/A(2)          N/A(2)
             After taxes on distributions and redemption               N/A(2)        N/A(2)          N/A(2)
         Intermediate Bond Fund                                      13.91%          N/A(2)         7.24%
             After taxes on distributions                            11.53%          N/A(2)         4.71%
             After taxes on distributions and redemption              8.45%          N/A(2)         4.43%
         International Equity Fund                                  -16.79%         4.64%           7.76%
             After taxes on distributions                           -18.28%         2.91%           6.32%
             After taxes on distributions and redemption             -8.73%         3.48%           6.03%
         Large Cap Value Fund(7)                                     -2.47%         6.94%          11.04%
             After taxes on distributions                            -4.48%         3.71%           8.29%
             After taxes on distributions and redemption             -0.89%         4.75%           8.25%
         Short-Term Bond Fund(6)(8)                                  10.69%         6.16%           5.89%
             After taxes on distributions                             8.19%         3.63%           3.37%
             After taxes on distributions and redemption              6.45%         4.01%           3.87%
         Small Cap Value Fund                                        19.58%          N/A(2)         7.61%
             After taxes on distributions                            17.95%          N/A(2)         6.78%
             After taxes on distributions and redemption             11.75%          N/A(2)         5.67%

                                                                  ONE-YEAR      FIVE-YEAR     TEN-YEAR PERIOD
                                                                   PERIOD        PERIOD           OR FROM
                                                                  THROUGH        THROUGH     INCEPTION THROUGH
                                                                12/31/01(1)    12/31/01(1)    12/31/01(1)(3)
                                                                -----------    -----------    --------------
        INSTITUTIONAL CLASS
        International Equity Index Fund                           -22.14%           N/A(2)        -20.39%
            After taxes on distributions                          -22.65%           N/A(2)        -20.97%
            After taxes on distributions and redemption           -13.49%           N/A(2)        -16.42%
        Money Market Fund                                           4.15%          5.39%            5.00%
        Municipal Money Market Fund(5)                              2.52%          3.27%            3.27%
        S&P 500 Index Fund(4)                                     -12.12%         10.57%           10.57%
            After taxes on distributions                          -12.53%         10.08%           10.08%
            After taxes on distributions and redemption            -7.38%          8.51%            8.51%
        Small Cap Index Fund(5)                                     2.07%           N/A(2)         -0.40%
            After taxes on distributions                            1.67%           N/A(2)         -0.83%
            After taxes on distributions and redemption             1.25%           N/A(2)         -0.54%
        PLANAHEAD CLASS
        Money Market Fund                                           3.83%          5.08%            4.75%
        Municipal Money Market Fund(5)                              2.25%          2.99%            3.00%
        S&P 500 Index Fund(4)                                     -12.48%         10.29%           10.29%
            After taxes on distributions                          -13.03%          9.84%            9.84%
            After taxes on distributions and redemption            -7.60%          8.29%            8.29%
        U.S. Gov't. Money Market Fund(9)                            3.79%          4.91%            4.53%
        CASH MANAGEMENT CLASS
        Money Market Fund                                           4.16%          5.39%            5.00%
        U.S. Gov't. Money Market Fund(9)                            4.09%          5.25%            4.81%

(1) Except for the Large Cap Growth, Emerging Markets and High Yield Bond Funds, total returns for the Cash Management, PlanAhead and AMR Classes of each Fund reflect Institutional Class returns from the date of commencement of operations of each of the Funds and returns of the applicable class from the commencement of operations of the new classes through the end of each period. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire periods.

(2)  The Fund was not operational during the entire period.

(3)  Inception dates are as follows:

                    Fund                               Institutional Class   AMR Class    PlanAhead Class     Cash Mgmt. Class
                    ----                               -------------------   ---------    ---------------     ----------------

                       Balanced                              7/17/87           8/1/94           8/1/94                N/A
                       Large Cap Value                       7/17/87           8/1/94           8/1/94                N/A
                       Large Cap Growth                      7/31/00          7/31/00              N/A                N/A
                       Small Cap Value                      12/31/98           3/1/99           3/1/99                N/A
                       International Equity                   8/7/91           8/1/94           8/1/94                N/A
                       Emerging Markets                      7/31/00          7/31/00              N/A                N/A
                       S&P 500 Index(4)                       1/1/97              N/A           3/1/98                N/A
                       Small Cap Index                       7/31/00              N/A              N/A                N/A
                       International Index                   7/31/00              N/A              N/A                N/A
                       High Yield Bond                      12/29/00              N/A           3/1/02                N/A
                       Intermediate Bond                     9/15/97           3/1/99           3/1/98                N/A
                       Short-Term Bond                       12/3/87           8/1/94           8/1/94                N/A
                       Money Market                           9/1/87              N/A           8/1/94            12/1/01
                       Municipal Money Market               11/10/93              N/A           8/1/94                N/A
                       U.S. Government Money Market              N/A              N/A           8/1/94             3/2/92

(4) On March 1, 1998, the S&P 500 Index Fund-AMR Class was redesignated the S&P 500 Index Fund-Institutional Class.

(5) A portion of the Management and/or Administrative Services fees has been waived for this Fund since its inception.

(6) A portion of the Service Plan Fees of the PlanAhead Class has been waived for the Short-Term Bond Fund since August 1, 1994.

(7) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund and operated under different investment policies.

(8) Prior to March 1, 1998, the Short-Term Bond Fund was known as the Limited-Term Income Fund.

(9) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies. On December 1, 2001, the Institutional Class of the U.S. Government Money Market Fund was redesignated the Cash Management Class.

         Each class of a Fund also may use "aggregate" total return figures for various periods that represent the cumulative change in value of an investment in a class of a Fund for the specific period. Such total returns reflect changes in share prices of a class of a Fund and assume reinvestment of dividends and distributions.

         Each Fund may give total returns from inception using the date when the current investment advisers began active management as the inception date. However, returns using the actual inception date of the Fund also will be provided.

         In reports or other communications to shareholders or in advertising material, each class of a Fund may from time to time compare its performance or annual operating expense ratio with those of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., iMoneyNet, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" or the "Wall Street Journal." Each class of a Fund may also compare its performance with various indices prepared by BARRA, Frank Russell, Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The comparison may be accompanied by a discussion of the tenets of value investing versus growth investing.

         Each Fund may advertise the standard deviation of its returns for various time periods and compare its standard deviation to that of various indices. Standard deviation of returns over time is a measure of volatility. It indicates the spread of a Fund's returns about their central tendency or mean. In theory, a Fund that is more volatile should receive a higher return in exchange for taking extra risk. Standard deviation is a well-accepted statistic to gauge the riskiness of an investment strategy and measure its historical volatility as a predictor of risk, although the measure is subject to time selection bias.

         Advertisements for the Funds may mention that the Funds offer a variety of investment options. They may also compare the Funds to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements may also compare the historical rate of return of different types of investments. Advertisements for the International Equity, Emerging Markets and International Equity Index Funds may compare the differences between domestic and foreign investments. Information concerning broker-dealers who sell the Funds may also appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers. The Funds may also publish advertisements or shareholder communications that discuss the principles of diversification and asset allocation. The Funds may also discuss the benefits of diversification across investment managers, which include reduced portfolio volatility, lower overall risk, and access to multiple leading managers within one Fund. The Funds may suggest specific asset allocation models based on an investor's risk tolerance and time horizon.

         From time to time, the Manager may use contests as a means of promoting the American AAdvantage Funds. Prizes may include free air travel and/or hotel accommodations. Listings for certain of the Funds may be found in newspapers under the heading "Amer AAdvant."

                            DESCRIPTION OF THE TRUST

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

         The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The AMR Class is offered to tax-exempt retirement and benefit plans of AMR Corporation and its affiliates. The following individuals are eligible for purchasing shares of the Institutional Class with an initial investment of less than $2 million: (i) employees of the Manager, (ii) officers and directors of AMR and (iii) members of the Trust's Board of Trustees. The PlanAhead Class was created to give individuals and other smaller investors an opportunity to invest in the American AAdvantage Funds. As a result, shareholders of the PlanAhead Class benefit from the economies of scale generated by being part of a larger pool of assets. The following individuals are eligible for purchasing shares of the Cash Management Class with an initial investment below the minimums of $25 million for the Money Market Fund and $2 million for the U.S. Government Money Market Fund: (i) employees of the Manager,
(ii) officers and directors of AMR and (iii) members of the Trust's Board of Trustees.

         The Balanced, Emerging Markets, High Yield Bond, Intermediate Bond, Large Cap Growth, Large Cap Value, Short-Term Bond, and Small Cap Value Funds utilize a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. In addition, the International Equity Portfolio utilizes a multi-manager approach. Each investment adviser is carefully chosen by the Manager through a rigorous screening process.

                                OTHER INFORMATION

         For easier reading, the term "Portfolio" is used throughout this section to refer to either a Fund or its Portfolio, unless stated otherwise.

         American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs)-ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets, whereas, EDRs are in bearer form and traded in European securities markets. These securities are not denominated in the same currency as the securities into which they may be converted. Investing in ADRs and EDRs involves greater risks than are normally present in domestic investments. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies.

         Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

         Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

         Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Borrowing Risks-The Portfolios may borrow for temporary purposes. Borrowing may exaggerate changes in a Fund's NAV and in its total return. Interest expense and other fees associated with borrowing may reduce a Fund's return.

         Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

         Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Convertible Securities-Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

         Cover-Transactions using forward contracts, futures contracts, options on futures contracts and options on indices ("Financial Instruments"), other than purchased options, expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to cover or to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         Debentures-Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.

         Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

         Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with its custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

         Emerging Market Risks-The Emerging Markets Fund invests in the securities of issuers domiciled in various countries with emerging capital markets. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets,
(ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund's investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gain taxes on foreign investors.

         Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such event, it is possible that the Fund could lose the entire value of its investments in the affected markets.

         Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S., such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund's acquisition or disposal of securities.

         Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable.

         Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         Foreign Debt Securities-The High Yield Bond Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include:
(a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund's investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets. See "Eurodollar and Yankeedollar Obligations" for a further discussion of these risks.

         Forward Foreign Currency Exchange Contracts-A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against movements in future foreign exchange rates. The International Equity Portfolio, Emerging Markets Fund and International Equity Index Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

         Forward contracts may serve as long hedges -- for example, a Portfolio may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward contracts may also serve as short hedges -- for example, a Portfolio may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from the anticipated dividend or interest payments denominated in a foreign currency. The investment adviser may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which the investment adviser believes will bear a positive correlation to the value of the currency being hedged.

         The cost to a Portfolio of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Portfolio enters into a forward contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

         Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Portfolio will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, a Portfolio might be unable to close out a forward contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

         Futures Contracts-Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts. The use of futures contracts by the Equity 500 Index Portfolio and Index Trust Portfolios is explained further under "Index Futures Contracts and Options on Index Futures Contracts."

         The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit "initial deposit" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Portfolio may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Portfolio's obligations to or from a futures broker. When the Portfolio purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Portfolios intend to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Portfolio were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

         To the extent that a Portfolio enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission ("CFTC")), the aggregate initial margin will not exceed 5% of the liquidation value of a Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Portfolio has entered into. This policy does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures contracts.

         Futures contracts require the deposit of initial margin valued at a certain percentage of the contract and possibly adding "variation margin" should the price of the contract move in an unfavorable direction. As with forward contracts, the segregated assets must be either cash or high-grade liquid debt securities.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by the investment adviser may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although an investment adviser believes that use of such contracts will benefit a particular Portfolio, if that investment adviser's investment judgment about the general direction of, for example, an index is incorrect, a Portfolio's overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

         General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

         Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. A Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         Index Futures Contracts and Options on Index Futures Contracts-The Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Value Fund, International Equity Portfolio, Emerging Markets Fund, Index Trust Portfolios, and Equity 500 Index Portfolio (the "Portfolios") may invest in index futures contracts, options on index futures contracts and options on securities indices.

                  Index Futures Contracts-U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations.

                  At the same time a futures contract on an index is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required.

                  Options on Index Futures Contracts-The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.

                  The writing of a call option on a futures contract with respect to an index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract with respect to an index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

                  The amount of risk a Portfolio assumes when it purchases an option on a futures contract with respect to an index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

                  The Equity 500 Index Portfolio Board has adopted the requirement that index futures contracts and options on index futures contracts be used as a hedge. Stock index futures may be used on a continual basis to equitize cash so that the Portfolios may maintain maximum equity exposure. Each Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

                  Futures Contracts on Stock Indices-The Portfolios may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolios or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolios.

                  In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolios will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolios' investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

                  Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

                  Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Portfolios. Each Portfolio may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of each Portfolio's total assets.

                  Options on Securities Indices-The Portfolios may write (sell) covered call and put options to a limited extent on an index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. The Portfolios may forgo the benefits of appreciation on the index or may pay more than the market price for the index pursuant to call and put options written by the Portfolios.

                  By writing a covered call option, the Portfolios forgo, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing a covered put option, the Portfolios, in exchange for the net premium received, accept the risk of a decline in the market value of the index below the exercise price.

                  Each Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

                  When each Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.

                  The Portfolios have adopted certain other non-fundamental policies concerning index option transactions that are discussed above. The Portfolios' activities in index options also may be restricted by the requirements of the Tax Code, for qualification as a RIC.

                  The hours of trading for options on an index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

                  Because options on securities indices require settlement in cash, SSgA, FAM or the investment adviser may be forced to liquidate portfolio securities to meet settlement obligations.

                  Options on Stock Indices-A Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

                  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

         Junk Bonds-Junk bonds are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by the nationally recognized statistical rating organizations ("Rating Organizations"). For example, Moody's and Standard & Poor's rates them below Baa and BBB, respectively. Please see "Ratings of Long-Term Obligations" below for an explanation of the ratings applied to junk bonds. Junk bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, junk bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, the Fund intends to diversify its holdings among many bond issuers.

         Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer's financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high yield securities market and on the market value of the high yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

         Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

         Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

         Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board, the AMR Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board, as appropriate, must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board, the AMR Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board, as appropriate, to vote proxies.

         While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board, the AMR Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

         The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board, the AMR Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board, as appropriate. The Money Market Funds do not currently engage in securities lending.

         Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

                  Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

                  Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

                  (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

                  (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

                  (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

                  (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

         Municipal Lease Obligations ("MLOs")-MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the AMR Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the AMR Trust Board, has delegated that responsibility to the investment adviser: (1) the frequency of trades and quotes for the security;
(2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.

         Preferred Stock-A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

         Private Activity Obligations-Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the federal alternative minimum tax.

         Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following Rating Organizations in order to determine eligibility of long-term obligations. Credit ratings typically evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The Rating Organizations may fail to update a credit rating on a timely basis to reflect changes in economic or financial conditions that may affect the market value of the security. For these reasons, credit ratings may not be an accurate indicator of the market value of a high yield bond. The High Yield Bond Fund's investment adviser will monitor the Fund's holdings on a continuous basis to assess those factors not reflected in the credit rating. Therefore, the achievement of the High Yield Bond Fund's investment objective will be more dependent on the investment adviser's research abilities than if the High Yield Bond Fund invested primarily in higher-rated securities.

         The four highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations." Obligations which are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

         Moody's ratings of Ba, B, Caa, Ca and C are considered below investment grade. A rating of Ba by Moody's denotes obligations judged to have speculative elements. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Obligations rated B by Moody's generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's assigns a rating of Caa to those obligations considered of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. A rating of Ca signifies obligations considered by Moody's to be speculative to a high degree. Such issues are often in default or have other marked shortcomings. Obligations rated C by Moody's are considered in the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

         The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Standard & Poor's ratings of BB, B, CCC, CC, C and D are considered below investment grade. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Fitch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the lowest expectation of credit risk. A AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Obligations rated A have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. Obligations rated BBB currently have a low expectation of credit risk. Their capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         Fitch's ratings of BB or lower are considered below investment grade. A rating of BB indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Ratings of CCC, CC, or C indicate a real possibility for default. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. A C rating signals imminent default. Ratings of DDD, DD, or D indicate obligations in default. Obligations rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process and are estimated to recover around 90-100% of outstanding amounts and accrued interest. Obligations rated DD are generally undergoing a formal reorganization or liquidation process and have the potential for recovery in the range of 50-90%. Obligations rated D are generally undergoing a formal reorganization or liquidation process but have recovery potential below 50%.

         Standard & Poor's and Fitch apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

         Ratings of Municipal Obligations-Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating may also be assigned to commercial paper programs that are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

         Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

         Ratings of Short-Term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

         Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

         Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager, the investment adviser, the Equity 500 Index Portfolio Board or the Index Trust Board, as appropriate, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the Board, the AMR Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the Board, the AMR Trust Board, the Equity 500 Index Portfolio Board or the Index Trust Board, as appropriate, during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

         In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

         Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

         Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

         Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

         Rights and Warrants-Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer's securities at a stated price during a stated term. There is no specific limit on the percentage of assets a Portfolio may invest in rights and warrants, although the ability of some of the Portfolios to so invest is limited by their investment objectives or policies.

         Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

         The Board, the AMR Trust Board, the Equity 500 Index Portfolio Board, the Index Trust Board, and the applicable investment adviser will carefully monitor the Portfolios' investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing a Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

         Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Portfolio investing in STRIPs will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

         Short Sales-In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the Manager, FAM or an investment adviser may sell a security a Portfolio does not own, or in an amount greater than the Portfolio owns (i.e., make short sales). With respect to the Index Portfolios, such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index. Generally, to complete a short sale transaction, a Portfolio will borrow the security to make delivery to the buyer. The Portfolio is then obligated to replace the security borrowed. If the price at the time of replacement is more than the price at which the security was sold by the Portfolio, the Portfolio will incur a loss. Conversely, the Portfolio will realize a gain if the price of the security decreases between selling short and replacement. Although the Portfolio's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. Until the security is replaced, the Portfolio is required to pay to the lender any interest that accrues during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Portfolio replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

         Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

         U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

         U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

         Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

         U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

         Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

         Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

         (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

         Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

         When-Issued and Forward Commitment Transactions-For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                              FINANCIAL STATEMENTS

         The American AAdvantage Funds' Annual Report to Shareholders for the period ended October 31, 2001, the American AAdvantage Money Market Funds' Annual Report to Shareholders for the period ended December 31, 2001 and the Index Funds' Annual Report to Shareholders for the period ended December 31, 2001 are supplied with the Statement of Additional Information, and the financial statements and accompanying notes appearing therein are incorporated by reference in this Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION
                          AMERICAN AADVANTAGE FUNDS(R)
                      AMERICAN AADVANTAGE MILEAGE FUNDS(R)
                            -- PLATINUM CLASS(SM) --

                                  MARCH 1, 2002

         AADVANTAGE FUNDS                         MILEAGE FUNDS

        Money Market Fund                   Money Market Mileage Fund
   Municipal Money Market Fund         Municipal Money Market Mileage Fund
U.S. Government Money Market Fund(1)  U.S. Government Money Market Mileage Fund

       Each Fund (collectively, the "Funds") is a separate investment portfolio of either the American AAdvantage Funds (the "AAdvantage Trust") or the American AAdvantage Mileage Funds (the "Mileage Trust"). The AAdvantage Trust and the Mileage Trust (collectively the "Trusts") are no load, open-end, diversified management investment companies. The Trusts were organized as Massachusetts business trusts on January 16, 1987 and February 22, 1995, respectively. Each Fund constitutes a separate investment portfolio with a distinct purpose and strategy. Each Fund consists of multiple classes of shares designed to meet the needs of different groups of investors. This Statement of Additional Information ("SAI") relates only to the Platinum Class of the Funds.

       Each Fund invests all of its investable assets in a corresponding portfolio with a similar name and an identical investment objective. Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of the AMR Investment Services Trust ("AMR Trust"), a separate investment company managed by AMR Investment Services, Inc. (the "Manager").

       This SAI should be read in conjunction with the Platinum Class prospectus dated March 1, 2002 ("Prospectus"), a copy of which may be obtained without charge by calling (800) 967-9009. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks.................................2

Investment Restrictions.......................................................2

Trustees and Officers of the Trusts and the AMR Trust.........................4

Code of Ethics................................................................7

Control Persons and 5% Shareholders...........................................7

Management, Administrative Services and Distribution Fees.....................8

Other Service Providers.......................................................9

Portfolio Securities Transactions.............................................9

Redemptions in Kind...........................................................9

Net Asset Value...............................................................9

Tax Information..............................................................10

Yield and Total Return Quotations............................................12

Description of the Trusts....................................................14

Other Information............................................................14

Financial Statements.........................................................21

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

       Each Fund may:

       1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sale is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

       2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

       3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

       4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

       5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Funds will not invest more than 10% of their respective net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board of Trustees ("AMR Trust Board"), that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

       Each Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio of the AMR Trust:

             Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

       All other fundamental and non-fundamental investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the AMR Trust Board, it applies equally to each Fund and the AAdvantage Trust's Board of Trustees ("AAdvantage Board") and the Mileage Trust's Board of Trustees ("Mileage Board"), as applicable.

       In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by each Portfolio and may be changed with respect to any Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used herein means, with respect to the Portfolio, the lesser of
(a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the AAdvantage Board and the Mileage Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Portfolio of the AMR Trust may:

       1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

       2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus.

       3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, a Portfolio may be deemed an underwriter under federal securities law.

       4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Portfolio may lend its investment securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the SAI.

       5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the AMR Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

       6. Issue senior securities except that a Portfolio may engage in when-issued and forward commitment securities transactions.

       7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description of reverse repurchase agreements.

       8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets; or

       9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except, with respect to the Money market Portfolio, for the banking industry), provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and

       (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

       The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

       The following non-fundamental investment restrictions apply to each Fund and Portfolio and may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the AMR Trust Board. Each Fund and Portfolio may not:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

       All Funds and Portfolios of the AMR Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. However, pursuant to exemptive relief granted by the SEC, each Money Market Fund or the Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Municipal Money Market Portfolio and U.S. Government Money Market Portfolio, each Municipal Money Market Fund or the Municipal Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and U.S. Government Money Market Portfolio, and each U.S. Gov't. Money Market Fund or the U.S. Government Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and Municipal Money Market Portfolio. A Fund or Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.

              TRUSTEES AND OFFICERS OF THE TRUSTS AND THE AMR TRUST

       The AAdvantage Board, the Mileage Board and the AMR Trust Board provide broad supervision over each Trust's affairs. The Manager is responsible for the management and the administration of each Trust's assets, and each Trust's officers are responsible for the respective Trust's operations. The Trustees and officers of the Trusts and the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds.

                                POSITION, TERM OF
                              OFFICE AND LENGTH OF
                                TIME SERVED WITH
NAME, AGE AND ADDRESS              EACH TRUST        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------         ---------------------  ---------------------------------------------------------------------
INTERESTED TRUSTEES
                                      Term
                                Lifetime of Trust
                                 until removal,
                                 resignation or
                                   retirement*

William F. Quinn** (54)        Trustee since 1987    President, AMR Investment Services, Inc. (1986-Present); Chairman,
                               and President since   American Airlines Federal Credit Union (1989-Present); Director,
                                      1986           Crescent Real Estate Equities, Inc. (1994-Present); Member,
                                                     Southern Methodist University Cox School of Business Advisory
                                                     Board (1999-Present); Director, Southern Methodist University
                                                     Endowment Fund Advisory Board (1996-Present); Member, New York
                                                     Stock Exchange Pension Manager's Advisory Committee (1997-1998,
                                                     2000-Present); Trustee, American AAdvantage Select Funds
                                                     (1999-Present).

Alan D. Feld** (65)           Trustee since 1996     Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
1700 Pacific Avenue                                  (1960-Present); Director, Clear Channel Communications (1984-Present);
Suite 4100                                           Trustee, CenterPoint Properties (1994-Present); Trustee, American
Dallas, Texas 75201                                  AAdvantage Select Funds (1999-Present).

                                 POSITION, TERM OF
                                 OFFICE AND LENGTH
                                  OF TIME SERVED
NAME, AGE AND ADDRESS             WITH EACH TRUST      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------            ------------------    ---------------------------------------------------------------------
NON-INTERESTED TRUSTEES
                                       Term
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement*

Dee J. Kelly, Jr. (41)          Trustee since 2001   Partner, Kelly, Hart & Hallman (law firm) (1985-Present); Trustee,
201 Main Street, Suite 2500                          American AAdvantage Select Funds (2001-Present).
Fort Worth, Texas 76102

Stephen D. O'Sullivan (66)      Trustee since 1987   Consultant (1994-Present); Trustee, American AAdvantage Select Funds
5730 East 105th Street                               (1999-Present).
Tulsa, OK 74137

R. Gerald Turner (56)           Trustee since 2001   President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                             ChemFirst (1986-Present); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                             (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                  (2001-Present); Member, United Way of Dallas Board of Directors; Member,
                                                     Salvation Army of Dallas Board of Directors; Member, Methodist
                                                     Hospital Advisory Board; Member, Knight Commission on Intercollegiate
                                                     Athletics; Member, National Association of Independent Colleges and
                                                     Universities Board of Directors; Trustee, American AAdvantage Select
                                                     Funds (2001-Present).

Kneeland Youngblood (46)        Trustee since 1996   Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                   (1998-Present); Trustee, The Hockaday School (1997-Present); Director,
Suite 1740                                           Starwood Hotels and Resorts (2001-Present); Member, Council on Foreign
Dallas, Texas 75201                                  Relations (1995-Present); Director, Just For the Kids  (1995-Present);
                                                     Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                     Retirement System of Texas (1993-1999); Director, United States
                                                     Enrichment Corporation (1993-1998), Director, Starwood Financial
                                                     Trust (1998-2001); Trustee, American AAdvantage Select Funds
                                                     (1999-Present).

OFFICERS
                                       Term
                                     One Year
Nancy A. Eckl (39)                 VP since 1990     Vice President, Trust Investments, AMR Investment Services, Inc.
                                                     (1990-Present).

Michael W. Fields (48)             VP since 1989     Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                                     (1988-Present).

Barry Y. Greenberg (38)          VP and Assistant    Vice President, Legal and Compliance, AMR Investment Services, Inc.
                                  Secretary since    (1995-Present).
                                       1995

Rebecca L. Harris (35)            Treasurer since    Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                       1995

John B. Roberson (43)              VP since 1989     Vice President, Director of Sales, AMR Investment Services, Inc.
                                                     (1991-Present).

Robert J. Zutz (49)               Secretary since    Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW             1998
2nd Floor
Washington, D.C. 20036

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Mr. Quinn is deemed to be an "interested person" of the AAdvantage Trust, Mileage Trust and AMR Trust, as defined by the 1940 Act, because of his position as President of the Manager. Mr. Feld is deemed to be an "interested person" of the AAdvantage Trust and AMR Trust only, as defined by the 1940 Act, because Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the AMR and AAdvantage Trusts' investment advisers.

       The Trusts have an Audit Committee, consisting of Messrs. Feld, Kelly, O'Sullivan, Turner, and Youngblood. With the exception of Mr. Feld, the members of the committee are not "interested persons" of either Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trusts' Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trusts' independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met twice during the fiscal year ended December 31, 2001.

       The Trusts also have a Nominating Committee that is comprised of the non-interested Trustees (and Mr. Feld). The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Boards. The Nominating Committee met once during the fiscal year ended December 31, 2001.

       Akin, Gump provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

       The Trustees who owned shares of any Fund are listed in the following table with the dollar range of their ownership in such Fund(s) and the Trusts as a whole as of the calendar year ended December 31, 2001.

                                                     INTERESTED                           NON-INTERESTED
                                                        QUINN         FELD     KELLY     O'SULLIVAN    TURNER      YOUNGBLOOD
                                                     ----------       ----     -----     ----------    ------      ----------
   MONEY MARKET                                         None          None      None        None        None          None
   MUNICIPAL MONEY MARKET                               None          None      None        None        None          None
   U.S. GOV'T MONEY MARKET                              None          None      None        None        None          None
 AADVANTAGE TRUST ON AN AGGREGATE BASIS                 None          None      None        None        None          None
   MONEY MARKET MILEAGE                                 None          None      None        None        None          None
   MUNICIPAL MONEY MARKET MILEAGE                       None          None      None        None        None          None
   U.S. GOV'T MONEY MARKET MILEAGE                      None          None      None        None        None          None
 MILEAGE TRUST ON AN AGGREGATE BASIS                    None          None      None        None        None          None

       The law firm of Kelly, Hart & Hallman provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Kelly has advised the Trusts that he has had no material involvement in the services provided by Kelly, Hart & Hallman to American Airlines, Inc. and that he has received no material benefit in connection with these services. Kelly, Hart & Hallman does not provide legal services to the Manager or AMR Corporation.

       R. Gerald Turner is the President of Southern Methodist University. Mr. Don Carty, the CEO and Chairman of the Board of Directors of AMR Corporation, the parent company of the Manager, has served on the Southern Methodist University Board of Trustees since July 2000. In 1996, Mr. Turner borrowed $95,000 from Texas Commerce Bank to purchase shares of Clear Channel Communications, Inc., a company on whose Board of Directors Mr. Turner served at the time. Texas Commerce Bank was subsequently purchased by Chase Manhattan Corporation, which is now part of J.P. Morgan Chase & Co., the parent company of an investment adviser to the AAdvantage Trust. As of December 31, 2001, the loan balance was $70,000. The interest rate on the loan adjusts based on the prime rate; as of December 31, 2001, the interest rate was 4.00%.

       As compensation for their service to the Trusts, the American AAdvantage Select Funds (the "Select Funds") and the AMR Trust, the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts, the Select Funds and the AMR Trust pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts, the Select Funds and the AMR Trust compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. From March 1, 2000 through February 28, 2002, Mr. O'Sullivan received an annual retainer of $20,000, plus $1,250 for each Board meeting attended. As of March 1, 2002, Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2001. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.

                                                         Aggregate
                                    Aggregate          Compensation       Pension or Retirement     Total Compensation From
                                Compensation From        From the       Benefits Accrued as Part    the Trusts, Select Funds
Name of Trustee                the AAdvantage Trust    Mileage Trust    of the Trusts' Expenses     and AMR Trust (24 Funds)
---------------                --------------------    -------------    ------------------------    ------------------------
                                                     INTERESTED TRUSTEES
William F. Quinn                        $0                  $0                     $0                          $0
Alan D. Feld                          $9,428              $1,565                   $0                       $63,782
Stephen D. O'Sullivan*                $4,250               $705                    $0                       $28,750

                                                         Aggregate
                                    Aggregate          Compensation       Pension or Retirement     Total Compensation From
                                Compensation From        From the       Benefits Accrued as Part    the Trusts, Select Funds
Name of Trustee                the AAdvantage Trust    Mileage Trust    of the Trusts' Expenses     and AMR Trust (24 Funds)
---------------                --------------------    -------------    ------------------------    ------------------------
                                                   NON-INTERESTED TRUSTEES
Ben Fortson**                         $2,119                $352                   $0                       $14,338
Dee J. Kelly, Jr.***                   $21                   $3                    $0                         $142
R. Gerald Turner***                    $174                 $29                    $0                        $1,176
Kneeland Youngblood                   $9,542               $1,584                  $0                       $64,550

* For the fiscal year ended October 31, 2001, Mr. O'Sullivan was an Interested Trustee due to his ownership of stock in AMR Corporation, the parent company of the Manager.

** Mr. Fortson retired from the Trusts effective February 28, 2002. He now serves as Trustee Emeritus.

*** Messrs. Kelly and Turner were elected as Trustees in August 2001.

       The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts and affiliated trusts for at least 5 years voluntarily may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

       During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.

                                 CODE OF ETHICS

       The Manager and the Trusts have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. Each Code is on public file with, and may be obtained from, the SEC.

                       CONTROL PERSONS AND 5% SHAREHOLDERS

       There were no persons deemed to control any of the Funds by virtue of their beneficial ownership of more than 25% of the outstanding shares of a Fund as of January 31, 2002. All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds. The following persons were record owners of 5% or more of the outstanding shares of a Fund or of the Platinum Class of a Fund as of January 31, 2002:

American AAdvantage Money Market Fund                    Total Fund        Platinum Class
-------------------------------------                    ----------        --------------
National Investor Services Corp.                            11.9%               9.0%
  55 Water Street, 32nd Floor
  New York, NY  10041-3299
SWS Securities                                              42.3%              91.0%
  1201 Elm Street, Suite 4300
  Dallas, TX  75270-2180

American AAdvantage Municipal Money Market Fund          Total Fund       Platinum Class
-----------------------------------------------          ----------       --------------
National Investor Services Corp.                           20.3%              15.2%
  55 Water Street, 32nd Floor
  New York, NY  10041-3299
SWS Securities                                             78.7%              84.9%
  1201 Elm Street, Suite 4300
  Dallas, TX  75270-2180

American AAdvantage U.S. Gov't Money Market Fund                 Total Fund       Platinum Class
------------------------------------------------                 ----------       --------------
National Investor Services Corp.                                                       9.3%
  55 Water Street, 32nd Floor
  New York, NY  10041-3299
SWS Securities                                                      38.7%             90.7%
  1201 Elm Street, Suite 4300
  Dallas, TX  75270-2180

American AAdvantage Money Market Mileage Fund                    Total Fund       Platinum Class
---------------------------------------------                    ----------       --------------
National Investor Services Corp.                                    88.6%             94.7%
  55 Water Street, 32nd Floor
  New York, NY  10041-3299
SWS Securities                                                                         5.3%
  1201 Elm Street, Suite 4300
  Dallas, TX  75270-2180

American AAdvantage Municipal Money Market Mileage Fund          Total Fund      Platinum Class
-------------------------------------------------------          ----------      --------------
National Investor Services Corp.                                    60.0%            100.0%
  55 Water Street, 32nd Floor
  New York, NY  10041-3299

American AAdvantage U.S. Gov't Money Market Mileage Fund         Total Fund      Platinum Class
--------------------------------------------------------         ----------      --------------
National Investor Services Corp.                                    35.2%            100.0%
  55 Water Street, 32nd Floor
  New York, NY  10041-3299

            MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

       The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trusts and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

            o   complying with reporting requirements;

            o   corresponding with shareholders;

            o maintaining internal bookkeeping, accounting and auditing services and records; and

            o supervising the provision of services to the Trusts by third parties.

       Each Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisers to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisers; and any extraordinary expenses of a nonrecurring nature.

       The following amounts represent management fees paid to the Manager based on total Fund or Portfolio assets, including funds and classes of shares not included in this SAI, some of which are no longer operational. Management fees for those funds in the AAdvantage and Mileage Trusts with a fiscal year ending October 31 were approximately as follows: 1999, $16,283,000, of which approximately $8,551,000 was paid by the Manager to other investment advisers; 2000, $11,612,000, of which approximately $7,840,000 was paid by the Manager to other investment advisers; 2001, $10,359,000, of which approximately $7,120,000 was paid by the Manager to other investment advisers. Management fees in the amount of approximately $29,000, $7,000 and $39,500 were waived by the Manager during the fiscal years ended October 31, 1999, 2000 and 2001, respectively.

       The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for the fiscal years ended December 31, 2000 and 2001 were approximately $4,677,000 and $10,352,000. Because the Portfolios are advised solely by the Manager, the Manager retained this entire amount. No management fees were waived by the Manager in relation to the Portfolios.

       In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the AAdvantage Trust for the fiscal years ended October 31 were approximately as follows: 1999, $10,120,000; 2000, $2,610,000; and 2001, $2,426,000.
Administrative service fees for the Mileage Trust for the fiscal years ended October 31, 1999, 2000 and 2001 were approximately $1,324,000, $41,000 and
$36,000, respectively. Administrative services fees for those funds in the AAdvantage Trust for the fiscal years ended December 31, 2000 and 2001 were approximately $7,540,000 and $6,900,000. Administrative services fees for those funds in the Mileage Trust for the fiscal years ended December 31, 2000 and 2001 were approximately $3,886,000 and $4,871,000. These amounts include payments by funds and classes of the AAdvantage and Mileage Trusts not included in this SAI, some of which are no longer operational.

       The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of each Mileage Fund for distribution-related services, including costs of advertising and AAdvantage Miles. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended October 31, 1999, 2000 and 2001 were approximately $764,000, $41,000 and $36,000, respectively. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended December 31, 2000 and 2001 were approximately $1,830,000 and $2,203,000, respectively. These amounts include payments by funds and classes of the Mileage Trust not included in this SAI, some of which are no longer operational.

       The Manager receives compensation for administrative and oversight functions with respect to securities lending of the Portfolios of the AMR Trust. Fees received by the Manager from securities lending for the fiscal years ended October 31 were approximately as follows: 1999, $213,000; 2000, $206,541; and 2001, $309,704. The Portfolios with a fiscal year-end of December 31 do not participate in securities lending, so the Manager received no compensation for those Portfolios for the fiscal years ended December 31, 2000 and 2001.

       SWS Financial Services, located at 7001 Preston Road, Dallas, Texas 75205, is the distributor and principal underwriter of the Funds' shares and, as such, receives an annualized fee of $50,000 from the Manager for distributing shares of the AAdvantage and Mileage Trusts and the Select Funds.

                             OTHER SERVICE PROVIDERS

       The transfer agent for the Trust is State Street Bank & Company ("State Street"), located in Boston, Massachusetts, who provides transfer agency services to Fund shareholders through its affiliate National Financial Data Services, located in Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the AMR Trust and the Funds. The independent auditor for the Funds and the AMR Trust is Ernst & Young LLP, located in Dallas, Texas.
                        PORTFOLIO SECURITIES TRANSACTIONS

       In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the applicable Fund, Portfolio, or the Manager, provided, however, that the Manager determines that it has received the best net price and execution available.

                               REDEMPTIONS IN KIND

       Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 NET ASSET VALUE

       It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by each Fund's corresponding Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Funds' corresponding Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the AMR Trust Board to be of high quality with minimal credit risks. The corresponding portfolios of the Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "P-1" by Moody's Investors Service, Inc. ("Moody's") and "F-1" by Fitch Ratings, and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's Ratings Services ("Standard & Poor's") and "P-2" by Moody's. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

       To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Tax Code"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

       o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income ("Income Requirement");

       o Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the Fund's total asset value and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or any two or more issuers that are controlled by the Fund and engaged in the same, similar or related businesses ("Diversification Requirement"); and

       o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) plus, in the case of the Municipal Money Market Funds, net interest income excludable from gross income under Section 103(a) of the Tax Code ("Distribution Requirement").

       Each Fund, as an investor in its corresponding Portfolio, is or should be deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions - including distributions by the Municipal Money Market Funds that otherwise would qualify as "exempt-interest dividends" (as described below under "Taxation of the Funds' Shareholders") - as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

       Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income by the end of its fiscal year, plus certain other amounts.

       See the part of the next section entitled "Taxation of Certain Investments" for a discussion of the tax consequences to each Fund of certain investments and strategies it or its corresponding Portfolio may employ.

TAXATION OF THE PORTFOLIOS

       The Portfolios and their Relationship to the Funds. Each Portfolio is classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership" treated as a corporation. As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

       Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

       Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

       Taxation of Certain Investments. The Municipal Money Market Funds' corresponding Portfolio may acquire zero coupon or other securities issued with original issue discount. As investors in a Portfolio that holds those securities, the Municipal Money Market Funds would have to take into account their share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Funds) receive no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus, in the case of the Municipal Money Market Funds, their net tax-exempt interest income), including any original issue discount (and, in the case of the Municipal Money Market Funds, their share of the Municipal Money Market Portfolio's accrued tax-exempt original issue discount), to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, each Municipal Money Market Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of each Municipal Money Market Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease each Municipal Money Market Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

       A dividend or other distribution a Fund declared in the last quarter of any calendar year that is payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, that distribution will be reported by, and (except for "exempt-interest dividends," as defined below) taxed to, those shareholders for the taxable year in which that December 31 falls.

       If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if they purchase Fund shares shortly before the record date for a distribution (other than an exempt-interest dividend), they will pay full price for the shares and receive some portion of the price back as a taxable distribution.

       Distributions by the Municipal Money Market Funds of the amount by which their respective share of the Municipal Money Market Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by the Funds as "exempt-interest dividends," generally may be excluded from gross income by their shareholders. Dividends paid by the Municipal Money Market Funds will qualify as exempt-interest dividends if, at the close of each quarter of the taxable year, at least 50% of the value of each Fund's total assets (including its share of the Portfolio's total assets) consists of securities the interest on which is excludable from gross income under Section 103(a) of the Tax Code. The Funds and Portfolio intend to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Municipal Money Market Funds' net tax-exempt income. The shareholders' treatment of dividends from the Municipal Money Market Funds under state and local income tax laws may differ from the treatment thereof under the Tax Code.

       Exempt-interest dividends received by a corporate shareholder may be indirectly subject to the alternative minimum tax. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") should consult their tax advisers before purchasing shares of either Municipal Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

       Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Funds) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Municipal Money Market Funds still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

       The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS

       The Platinum Class of the AAdvantage Trust commenced operations on November 7, 1995, the Platinum Class of the Money Market Mileage Fund commenced operations on January 29, 1996, and the Platinum Class of the Municipal Money Market Mileage Fund and the U.S. Government Money Market Mileage Fund commenced operations on November 1, 1999. For purposes of advertising performance, and in accordance with SEC staff interpretations, the Funds in the AAdvantage Trust have adopted the performance of the Institutional Class of the Funds in the AAdvantage Trust for periods prior to their inception date. The Mileage Funds have adopted the performance of the Institutional Class of the Funds in the AAdvantage Trust (except the Municipal Money Market Mileage Fund), the Mileage Class of the Funds in the AAdvantage Trust, and the Mileage Class of the Funds in the Mileage Trust for periods prior to their inception date. The performance results for the Platinum Class are lower, because the expenses for the other classes (except for the Mileage Funds) do not reflect the 12b-1 fees, Administrative Services Plan fees or other class expenses that will be borne by the Platinum Class.

       A quotation of yield on shares of the Funds may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by the Funds, and the applicable Fund's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

       The yields of the Funds may be calculated in one of two ways:

       (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return". The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Income other than investment income and capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account. However, this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in a Fund. In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

       (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, a Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

                                                         365/7
             EFFECTIVE YIELD = [ (BASE PERIOD RETURN + 1)     ] - 1

       The current and effective yields for the Funds were as follows for the periods indicated:

                                                     Current daily       Current yield for the       Effective yield for
                                                      yield as of         seven-day period           the seven-day period
                                                      December 31,        ended  December 31,         ended December 31,
                                                          2001                   2001                      2001
                                                     -------------       ---------------------       --------------------
Platinum Class
  Money Market Fund                                       1.46%                  1.36%                     1.37%
  Municipal Money Market Fund                             0.70%                  0.64%                     0.64%
  U.S. Government Money Market Fund                       1.36%                  1.32%                     1.32%
  Money Market Mileage Fund                               1.38%                  1.28%                     1.28%
  Municipal Money Market Mileage Fund                     0.63%                  0.57%                     0.57%
  U.S. Gov't. Money Market Mileage Fund                   1.20%                  1.16%                     1.16%

       The Municipal Money Market Funds also may advertise a tax-equivalent current and effective yield. The tax-equivalent yields are calculated as follows:

     CURRENT YIELD/(1 - APPLICABLE TAX RATE) = CURRENT TAX-EQUIVALENT YIELD

   EFFECTIVE YIELD/(1 - APPLICABLE TAX RATE) = EFFECTIVE TAX-EQUIVALENT YIELD

Based on these formulas and a 39.6% personal tax rate, the current and effective tax equivalent yields for the Municipal Money Market Funds for the seven-day period ending December 31, 2001 were:

                                                                       Current                         Effective
Class                                                            Tax Equivalent Yield            Tax Equivalent Yield
-----                                                            --------------------            --------------------
Municipal Money Market Fund                                             1.06%                            1.06%
Municipal Money Market Mileage Fund                                     0.94%                            0.94%

       The advertised total return for a class of a Fund would be calculated by equating an initial amount invested in a class of a Fund to the ending redeemable value, according to the following formula:

                                         N
                                 P(1 + T) = ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered.

       Based on this formula, annualized total returns were as follows for the periods indicated:

                                                                                                               For the period
                                                     For the one-year     For the five-      For the ten-     from commencement
                                                       period ended         year period       year period       of operations
                                                          ended               ended             ended              through
                                                       December 31,         December 31,      December 31,        December 31,
                                                          2001(1)            2001(1)           2001(1)              2001(1)
                                                     ----------------     --------------   ---------------    -----------------
Platinum Class
  Money Market Fund                                        3.45%              4.65%             4.54%               5.58%
  Municipal Money Market Fund                              1.82%              2.57%             N/A(2)              2.74%
  U. S. Gov't. Money Market Fund(3)                        3.37%              4.47%             N/A(2)              4.33%
  Money Market Mileage Fund                                3.32%              4.52%             4.36%               5.45%
  Municipal Money Market Mileage Fund                      1.72%              2.75%             N/A(2)              2.82%
  U.S. Gov't. Money Market Mileage Fund(3)                 3.22%              4.66%             N/A(2)              4.41%

(1) Performance of the Funds of the AAdvantage Trust represents total returns achieved by the Institutional Class from the inception date of each Fund up to the inception date of the Platinum Class on 11/7/95. Performance of the Money Market Mileage Fund represents total returns of the Money Market Fund-Institutional Class (9/1/87-10/31/91), the Money Market Fund-Mileage Class (11/1/91-10/31/95), the Money Market Mileage Fund-Mileage Class (11/1/95-1/28/96) and the Money Market Mileage Fund-Platinum Class since its 1/29/96 inception.

Performance of the Municipal Money Market Mileage Fund represents total returns of the Municipal Money Market Fund-Mileage Class (11/10/93-10/31/95), the Municipal Money Market Mileage Fund-Mileage Class (11/1/95-10/31/99) and the Municipal Money Market Mileage Fund-Platinum Class since its 11/1/99 inception. Performance of the U.S. Government Money Market Mileage Fund represents total returns of the U.S. Government Money Market Fund-Institutional Class (3/2/92-10/31/93), the U.S. Government Money Market Fund-Mileage Class (11/1/93-10/31/95), the U.S. Government Money Market Mileage Fund-Mileage Class (11/1/95-10/31/99) and the U.S. Government Money Market Mileage Fund-Platinum Class since its 11/1/99 inception. Total returns have not been adjusted for any difference between the fees and expenses of each Fund and the historical fees and expenses of the predecessor Funds. Inception dates are: Money Market Fund-Institutional Class, 9/1/87; Municipal Money Market Fund-Institutional Class, 11/10/93; U.S. Government Money Market Fund-Institutional Class, 3/1/92.

(2) The Fund was not operational during this period.

(3) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

       Each Fund also may use "aggregate" total return figures for various periods that represent the cumulative change in value of an investment in a Fund for the specific period. Such total returns reflect changes in share prices of a Fund and assume reinvestment of dividends and distributions.

       In reports or other communications to shareholders or in advertising material, each class of a Fund may from time to time compare its performance or annual operating expense ratio with those of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., iMoneyNet, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" and the "Wall Street Journal." Each Fund also may compare its performance with various indices prepared by independent services such as Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

       Advertisements for the Funds may mention that the Funds offer a variety of investment options. They also may compare the Funds to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements also may compare the historical rate of return of different types of investments. Information concerning broker-dealers who sell the Funds also may appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers. A description of the characteristics of the AAdvantage program may appear in Fund advertisements, including its ranking as compared to other frequent flyer programs by various publications.

       From time to time, the Manager may offer special promotions as a means to attract new Mileage Fund shareholders. Such promotions may include contests with free air travel and/or hotel accommodations as prizes. In addition, the Manager may offer special AAdvantage mile awards to those who open a Mileage Fund account during a certain limited time period. In these type of promotion, an investor would receive one AAdvantage mile for each dollar invested a in Mileage Fund (up to a maximum investment dollar limit), in addition to one AAdvantage mile for each ten dollars maintained in a Mileage Fund on an ongoing basis. This offer may be targeted to a specific number of individuals selected from the AAdvantage program membership database by applying various search criteria.

                            DESCRIPTION OF THE TRUSTS

       The AAdvantage Trust, organized on January 16, 1987, and the Mileage Trust, organized on February 22, 1995, (originally named American AAdvantage Funds II) are entities of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, each Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trusts may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. Each Trust has not engaged in any other business. The Platinum Class was created as an investment vehicle for cash balances of customers of certain broker-dealers.

                                OTHER INFORMATION

       Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

       Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

       Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

       Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

       Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

       Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

       Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

       Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

       Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

       Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

       General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

       Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. A Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

       In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

       Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

       Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

       Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board to vote proxies.

       While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

       The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust Board.

       Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

           Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

           Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

           (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

           (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

           (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

           (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

       Municipal Lease Obligations ("MLOs")-MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the AMR Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the AMR Trust Board, has delegated that responsibility to the investment adviser: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.

       Private Activity Obligations-Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the federal alternative minimum tax.

       Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

       The two highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

       The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

       The two highest ratings for long-term obligations by Fitch Ratings are AAA and AA. Obligations rated AAA have the lowest expectation of credit risk. A AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

       Standard & Poor's and Fitch Ratings apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

       Ratings of Municipal Obligations-Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating also may be assigned to commercial paper programs which are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

       Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

       Ratings of Short-term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

       Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

       Fitch Ratings' short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

       Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

       Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the AMR Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the AMR Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

       In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

       Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a

Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

       Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

       Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

       Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as one of the Portfolios, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

       The AMR Trust Board and the Manager will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

       Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

       U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

       U. S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

       Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

       U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

       Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

       Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

       (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

       (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

       (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

       As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

       Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

       When-Issued and Forward Commitment Transactions-For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                              FINANCIAL STATEMENTS

       The American AAdvantage Money Market Funds' and the American AAdvantage Money Market Mileage Funds' Annual Reports to Shareholders for the fiscal year ended December 31, 2001, as audited by Ernst & Young, LLP, are supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.

                            AMERICAN AADVANTAGE FUNDS

                            PART C. OTHER INFORMATION


Item 23.            Exhibits

        (a)         Declaration of Trust - (iv)

        (b)         Bylaws - (iv)

        (c)         Voting trust agreement - none

        (d)(i)(A) Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated April 3, 1987*

           (i)(B) Supplement to Fund Management Agreement, dated August 1, 1994 - (iv)

           (i)(C) Supplement to Fund Management Agreement, dated August 1, 1995 - (iv)

           (i)(D) Supplement to Fund Management Agreement, dated November 1, 1995 - (vii)

           (i)(E) Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 - (i)

           (i)(F) Supplement to Fund Management Agreement, dated December 17, 1996 - (ii)

           (i)(G)   Supplement to Fund Management Agreement, dated July 25, 1997
                    - (iii)

           (i)(H) Supplement to Fund Management Agreement, dated September 1, 1998 - (vi)

           (i)(I) Supplement to Fund Management Agreement, dated January 1, 1999 - (vii)

           (i)(J) Supplemental Terms and Conditions to the Management Agreement, dated - May 19, 2000 - (ix)

           (i)(K) Supplement to Fund Management Agreement, dated November 16, 2000 - (xi)

           (i)(L) Supplement to Fund Management Agreement, dated October 17, 2001 - (xv)

           (ii)(A) Investment Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc., dated November 1, 1995 - (iv)

           (ii)(B) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc., dated November 1, 1995 - (iv)

           (ii)(C) Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 - (iv)

           (ii)(D) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc., dated January 16, 1998 - (v)

           (ii)(E) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., dated November 12, 1996 - (ii)

           (ii)(F) Form of Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management - (vii)

           (ii)(G) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc., dated October 15, 1998 - (vi)

           (ii)(H) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., dated October 15, 1998 - (vi)

           (ii)(I) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc., dated March 1, 1999 - (vii)

           (ii)(J) Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman Sachs & Co., dated July 31, 2000
                    - (x)

           (ii)(K) Investment Advisory Agreement between AMR Investment Services, Inc. and J.P. Morgan Investment Management Inc., dated July 31, 2000 - (x)

           (ii)(L) Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan Stanley Dean Witter Investment Management Inc., dated July 31, 2000 - (x)

           (ii)(M) Investment Advisory Agreement between AMR Investment Services, Inc. and The Boston Company Asset Management, LLC, dated July 31, 2000 - (x)

           (ii)(N) Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post Advisory Group, LLC, dated December 29, 2000 - (xi)

           (ii)(O) Investment Advisory Agreement between AMR Investment Services, Inc. and Metropolitan West Capital Management, LLC, dated November 30, 2000 - (xi)

           (ii)(P) Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway Capital Management LLC, dated August 31, 2001 - (xv)

           (ii)(Q) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated October 9, 2001 - (xv)

           (ii)(R) Investment Advisory Agreement between AMR Investment Services, Inc. and Independence Investment LLC, dated April 1, 2001 - filed herewith

           (ii)(S) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, LLC, dated December 31, 2000 - filed herewith

           (ii)(T) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, LLC, dated October 12, 2001 - filed herewith

           (ii)(U) Securities Lending Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan West Securities, Inc., dated July 2, 2001 - filed herewith

           (ii)(V) Amendment to Securities Lending Management Agreement, dated March 1, 2002 - filed herewith

           (iii)(A) Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated November 21, 1997 - (iv)

           (iii)(B) Supplement to Administrative Services Agreement, dated September 1, 1998 - (vi)

           (iii)(C) Supplement to Administrative Services Agreement, dated January 1, 1999 - (vii)

           (iii)(D) Supplement to Administrative Services Agreement, dated March 1, 2000 - (viii)

           (iii)(E) Supplement to Administrative Services Agreement, dated May 19, 2000 - (x)

           (iii)(F) Supplement to Administrative Services Agreement, dated November 16, 2000 - (xi)

           (iii)(G) Supplement to Administrative Services Agreement, dated November 30, 2001 - (xv)

           (iii)(H) Amended and Restated Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc., dated March 1, 2002 - filed herewith

           (iv)(A)  Administrative Services Plan for the Platinum Class - (iv)

           (iv)(B)  Administrative Services Plan for the Cash Management Class
                    - filed herewith

           (v)(A) Administrative Agreement for S&P 500 Index Fund with Bankers Trust Company, dated December 31, 1996 - (iv)

           (v)(B) Administrative Agreement for S&P 500 Index Fund with State Street Bank & Trust Company, dated March 1, 2000 - (vii)

           (v)(C) Administrative Agreement for Small Cap Index Fund and International Equity Index Fund, dated July 31, 2000 - (ix)

           (v)(D) Administrative Agreement for S&P 500 Index Fund with SSgA Funds Management, Inc., dated May 1, 2001 - filed herewith

        (e)(i) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds and Brokers Transaction Services, Inc., dated September 1, 1995 - (iv)

           (ii) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American Select Funds and SWS Financial Services, Inc., dated December 31, 1999 - (viii)

        (f)         Bonus, profit sharing or pension plans - none

        (g)(i) Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 - (v)

           (ii) Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

           (iii) Form of Amendment to Custodian Agreement to add Large Cap Growth, Emerging Markets, Small Cap Index and International Equity Index series of the American AAdvantage Funds, dated July 31, 2000 - (ix)

           (iv) Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

        (h)(i) Transfer Agency and Service Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated January 1, 1998 - (v)

           (ii) Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January 1, 1999 - (ix)

           (iii) Form of Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (ix)

           (iv) Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated December 29, 2000 - (xi)

           (v) Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company, dated January 2, 1998 - (v)

           (vi) Amendment to Securities Lending Authorization Agreement to add Large Cap Growth Fund and Emerging Markets Fund, dated July 31, 2000 - (xi)

           (vii) Amendment to Securities Lending Authorization Agreement to add Small Cap Value Fund, dated January 1, 1999 - (xii)

           (viii) Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated August 1, 1994 - (iv)

           (ix) Credit Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated December 1, 1999 - (vii)

           (x) Form of Amendment to Credit Agreement to add Large Cap Growth and Emerging Markets Portfolios and the four AAdvantage Funds, dated July 31, 2000 - (ix)

           (xi) Amendment to Credit Agreement to add High Yield Bond Portfolio and High Yield Bond Fund, dated December 29, 2000
                    - (xi)

           (xii) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 -
                    (vii) (xiii) Purchase Agreement between American AAdvantage Funds and John H. Harland Company, dated December 1, 2001 - filed herewith

        (i)         Opinion and consent of counsel - filed herewith

        (j)         Consent of Independent Auditors - filed herewith

        (k)         Financial statements omitted from prospectus - none

        (l)         Letter of investment intent - (iv)

        (m)(i) Plan pursuant to Rule 12b-1 for the Institutional, PlanAhead and AMR Classes - (iv)

           (ii)     Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

        (n)(i)      Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

           (ii) Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 - filed herewith

        (p)(i) Codes of Ethics of Registrant, American AAdvantage Mileage Funds, American Select Funds and AMR Investment Services Trust - (ix)

           (ii)     Code of Ethics of AMR Investments - (xiii)

           (iii)    Code of Ethics of Templeton Investment Counsel, LLC - (ix)

           (iv)     Code of Ethics of State Street Master Funds - (ix)

           (v)      Code of Ethics of Merrill Lynch's Asset Management Group -
                    (ix)

           (vi)     Code of Ethics of J.P. Morgan Investment Management Inc. -
                    (ix)

           (vii)    Code of Ethics of Independence Investment Associates, Inc. -
                    (ix)

           (viii)   Code of Ethics of Goldman Sachs Asset Management - (ix)

           (ix)     Code of Ethics of Brandywine Asset Management, Inc. - (ix)

           (x)      Code of Ethics of The Boston Company Asset Management, LLC -
                    (ix)

           (xi)     Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc.
                    - (ix)

           (xii)    Code of Ethics of Metropolitan West Capital Management, LLC
                    - (xiii)

           (xiii)   Code of Ethics of MW Post Advisory Group, LLC - (xiii)

           (xiv)    Code of Ethics of Lazard Asset Management - (xiii)

           (xv)     Code of Ethics of Morgan Stanley Investment Management Inc.
                    - (xiii)

           (xvi)    Code of Ethics of Causeway Capital Management LLC - (xv)

           (xvii)   Code of Ethics of Hotchkis and Wiley Capital Management, LLC
                    - (xv)

           (xviii) Revised Code of Ethics of Causeway Capital Management LLC, dated January 25, 2002 - filed herewith

           (xix) Amended and Restated Code of Ethics of Independence Investment LLC, dated April 2, 2001 - filed herewith

           (xx) Revised Code of Ethics of J.P. Morgan Investment Management Inc., dated October 6, 2001 - filed herewith

           Other: Powers of Attorney for Trustees (Alan D. Feld, Stephen D. O'Sullivan, and Kneeland Youngblood) - (ii)

                    Powers of Attorney for Trustees (R. Gerald Turner and Dee J. Kelly, Jr.) - (xiv)

                    Powers of Attorney for Trustees of the Quantitative Master Series Trust - (xii)

                    Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio - (viii)

                    Powers of Attorney for President of the State Street Equity 500 Index Portfolio - (viii)

-------------------------

* Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.

(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.

(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.

(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.

(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.

(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.

(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.

(vii) Incorporated by reference to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.

(viii) Incorporated by reference to PEA No. 29 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on March 1, 2000.

(ix) Incorporated by reference to PEA No. 32 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 7, 2000.

(x) Incorporated by reference to PEA No. 33 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 11, 2000.

(xi) Incorporated by reference to PEA No. 34 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 29, 2000.

(xii) Incorporated by reference to PEA No. 35 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 28, 2001.

(xiii) Incorporated by reference to PEA No. 36 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on June 20, 2001.

(xiv) Incorporated by reference to PEA No. 37 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 1, 2001.

(xv) Incorporated by reference to PEA No. 38 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on November 30, 2001.


Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking;

                  (ii) the Trust is insured against losses arising out of any such advance payments; or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII, Section 2 provides that, subject to the provisions of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26. I. Business and Other Connections of Investment Manager

         AMR Investment Services, Inc. (the "Manager"), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

         II. Business and Other Connections of Investment Advisers

         The investment advisers listed below provide investment advisory services to the Trust.

         AMR Investment Services, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

         Barrow, Hanley, Mewhinney & Strauss, Inc., 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204.

         Brandywine Asset Management, LLC, 201 North Walnut Street, Wilmington, Delaware 19801.

         Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025.

         Goldman Sachs Asset Management, 32 Old Slip, New York, New York 10005.

         Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017.

         Independence Investment LLC, 53 State Street, Boston, Massachusetts 02109.

         J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

         Lazard Asset Management, 30 Rockefeller Plaza, New York, New York
10112.

         Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 150, Newport Beach, California 92660.

         Metropolitan West Securities, LLC, 11440 San Vicente Boulevard, 3rd Floor, Los Angeles, California 90049.

         MW Post Advisory Group, LLC, 1880 Century Park East, Suite 820, Los Angeles, California 90067.

         Morgan Stanley Investment Management Inc., 1221 Avenue of the Americas, New York, New York 10020.

         Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Suite 2100, Ft. Lauderdale, Florida 33394.

         The Boston Company Asset Management, LLC, One Boston Place, Boston, Massachusetts 02108.

         Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27. Principal Underwriter

         (a) SWS Financial Services, Inc., 7001 Preston Road, Dallas, TX 75205 is the principal underwriter for the Trust, the American AAdvantage Mileage Funds and the American AAdvantage Select Funds.

         (b) The directors and officers of the Trust's principal underwriter are:

                                       Positions & Offices                                  Position
Name                                    with Underwriter                                    with Registrant
----                                   -------------------                                  ---------------

Kerry Rigdon                           President and Chief Executive Officer                None
Brian White                            Vice President                                       None
Kenneth Shade                          Vice President                                       None
Ray Huie Vice President                None

         The address of the above named directors and officers is 7001 Preston Road, Dallas, TX 75205.

Item 28. Location of Accounts and Records

         The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained as follows.

31a-1(b)(1) -- in the physical possession of the Trust's custodian 31a-1(b)(2)(i), (ii) & (iii) -- in the physical possession of the Trust's custodian

31a-1(b)(2)(iv) -- in the physical possession of the Trust's transfer agent 31a-1(b)(4) -- in the physical possession of the Trust's Manager
31a-1(b)(5) -- in the physical possession of the Trust's investment advisers 31a-1(b)(6) -- A record of other purchases or sales etc. -- in the physical possession of the Trust's Manager, investment advisers and custodian 31a-1(b)(7) -- in the physical possession of the Trust's custodian 31a-1(b)(8) -- in the physical possession of the Trust's custodian 31a-1(b)(9) -- in the physical possession of the Trust's investment advisers 31a-1(b)(10) -- in the physical possession of the Trust's Manager 31a-1(b)(11) -- in the physical possession of the Trust's Manager 31a-1(b)(12) -- in the physical possession of the Trust's Manager, investment advisers and custodian

Item 29. Management Services

         All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

         Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 25 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 1, 2002. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                           AMERICAN AADVANTAGE FUNDS

                                           By: /s/ William F. Quinn
                                               -----------------------
                                                    William F. Quinn
                                                    President
Attest:

/s/ Barry Y. Greenberg
----------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 39 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                      Date
---------                                   -----                      ----

/s/ William F. Quinn                        President and              March 1, 2002
------------------------------------        Trustee
William F. Quinn

Alan D. Feld*                               Trustee                    March 1, 2002
------------------------------------
Alan D. Feld

Dee J. Kelly, Jr.*                          Trustee                    March 1, 2002
------------------------------------
Dee J. Kelly, Jr.

Stephen D. O'Sullivan*                      Trustee                    March 1, 2002
------------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                           Trustee                    March 1, 2002
------------------------------------
R. Gerald Turner

Kneeland Youngblood*                        Trustee                    March 1, 2002
------------------------------------
Kneeland Youngblood

*By   /s/ William F. Quinn
      -----------------------------------
      William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement as it relates to AMR Investment Services Trust pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 1, 2002. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                          AMR INVESTMENT SERVICES TRUST

                                          By: /s/ William F. Quinn
                                              -------------------------------
                                                   William F. Quinn
                                                   President
Attest:

/s/ Barry Y. Greenberg
----------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 39 to the Registration Statement for the American AAdvantage Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                        Title                Date
---------                                        -----                ----

/s/ William F. Quinn                        President and             March 1, 2002
------------------------------------        Trustee
William F. Quinn

Alan D. Feld*                               Trustee                   March 1, 2002
------------------------------------
Alan D. Feld

Dee J. Kelly, Jr.*                          Trustee                   March 1, 2002
------------------------------------
Dee J. Kelly, Jr.

Stephen D. O'Sullivan*                      Trustee                   March 1, 2002
------------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                           Trustee                   March 1, 2002
------------------------------------
R. Gerald Turner

Kneeland Youngblood*                        Trustee                   March 1, 2002
------------------------------------
Kneeland Youngblood

*By   /s/ William F. Quinn
      -----------------------------------
      William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Quantitative Master Series Trust has duly caused this Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A for the American AAdvantage Funds as it relates to the Quantitative Master Series Trust only to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and the State of New Jersey, on March 1, 2002. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                             QUANTITATIVE MASTER SERIES TRUST

                             By: /s/ Terry K. Glenn
                                -----------------------------------------------
                                     Terry K. Glenn
                                     President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A for the American AAdvantage Funds as it relates to the Quantitative Master Series Trust only has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                            Title             Date
---------                                            -----             ----

/s/ Terry K. Glenn                                   Trustee           March 1, 2002
------------------------------------
Terry K. Glenn

M. Colyer Crum*                                      Trustee           March 1, 2002
------------------------------------
M. Colyer Crum

Laurie Simon Hodrick*                                Trustee           March 1, 2002
------------------------------------
Laurie Simon Hodrick

Stephen B. Swensrud*                                 Trustee           March 1, 2002
------------------------------------
Stephen B. Swensrud

J. Thomas Touchton*                                  Trustee           March 1, 2002
------------------------------------
J. Thomas Touchton

Fred G. Weiss*                                       Trustee           March 1, 2002
------------------------------------
Fred G. Weiss


*By   /s/ Terry K. Glenn
      --------------------------------------------
      Terry K. Glenn, Attorney-in-Fact

                                   SIGNATURES

         This Registration Statement contains certain disclosures regarding State Street Equity 500 Index Portfolio (the "Portfolio"), a series of State Street Master Funds (the "Trust"). The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of the American AAdvantage Funds (the "Registrant") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on March 1, 2002. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

                            STATE STREET MASTER FUNDS

                            By: /s/ Kathleen Cuocolo
                                -----------------------------------
                                Kathleen Cuocolo
                                President, State Street Master Funds

         This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on March 1, 2002. Each of the following persons is signing this Post-Effective Amendment No. 39 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE                           TITLE

/s/ Kathleen Cuocolo                President (Principal Executive Officer), State Street Master Funds
---------------------------
Kathleen Cuocolo

/s/ Janine Cohen                    Treasurer (Principal Accounting Officer), State Street Master Funds
---------------------------
Janine Cohen

William L. Boyan*                   Trustee, State Street Master Funds
---------------------------
William L. Boyan

Michael F. Holland*                 Trustee, State Street Master Funds
---------------------------
Michael F. Holland

Rina K. Spence*                     Trustee, State Street Master Funds
---------------------------
Rina K. Spence

Douglas T. Williams*                Trustee, State Street Master Funds
---------------------------
Douglas T. Williams

*By:  /s/ Julie A. Tedesco
      -----------------------------------
      Julie A. Tedesco
      as Attorney-in-Fact pursuant to Powers of Attorney

                                INDEX TO EXHIBITS


Exhibit
Number             Description                                                                         Page
-------            -----------                                                                         ----

       (a)         Declaration of Trust - (iv)

       (b)         Bylaws - (iv)

       (c)         Voting trust agreement - none

       (d)(i)(A)   Fund Management Agreement between American AAdvantage Funds and AMR Investment
                   Services, Inc., dated April 3, 1987*

          (i)(B)   Supplement to Fund Management Agreement, dated August 1, 1994 - (iv)

          (i)(C)   Supplement to Fund Management Agreement, dated August 1, 1995 - (iv)

          (i)(D)   Supplement to Fund Management Agreement, dated November 1, 1995-(vii)

          (i)(E)   Amendment to Schedule A of Fund Management Agreement, dated December 1, 1995 -
                   (i)

          (i)(F)   Supplement to Fund Management Agreement, dated December 17, 1996 - (ii)

          (i)(G)   Supplement to Fund Management Agreement, dated July 25, 1997 - (iii)

          (i)(H)   Supplement to Fund Management Agreement, dated September 1, 1998 - (vi)

          (i)(I)   Supplement to Fund Management Agreement, dated January 1, 1999 - (vii)

          (i)(J)   Supplemental Terms and Conditions to the Management Agreement, dated - May 19,
                   2000 - (ix)

          (i)(K)   Supplement to Fund Management Agreement, dated November 16, 2000 - (xi)

          (i)(L)   Supplement to Fund Management Agreement, dated October 17, 2001 - (xv)

          (ii)(A)  Investment Advisory Agreement between AMR Investment Services, Inc. and
                   Independence Investment Associates, Inc., dated November 1, 1995 - (iv)

          (ii)(B)  Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton
                   Investment Counsel, Inc., dated November 1, 1995 - (iv)

          (ii)(C)  Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow,
                   Hanley, Mewhinney & Strauss, Inc., dated November 1, 1995 - (iv)

          (ii)(D)  Investment Advisory Agreement between AMR Investment Services, Inc. and
                   Brandywine Asset Management, Inc., dated January 16, 1998 - (v)

          (ii)(E)  Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset
                   Management, L.P., dated November 12, 1996 - (ii)

          (ii)(F)  Form of Investment Advisory Agreement between AMR Investment Services, Inc. and
                   Lazard Asset Management - (vii)

          (ii)(G)  Amendment to Schedule A of Advisory Agreement between AMR Investment Services,
                   Inc. and Brandywine Asset Management, Inc., dated October 15, 1998 - (vi)

          (ii)(H)  Amendment to Schedule A of Advisory Agreement between AMR Investment Services,
                   Inc. and Hotchkis and Wiley, a division of the Capital Management Group of
                   Merrill Lynch Asset Management, L.P., dated October 15, 1998 - (vi)

          (ii)(I)  Amendment to Schedule A of Advisory Agreement between AMR Investment Services,
                   Inc. and Independence Investment Associates, Inc., dated March 1, 1999 - (vii)

          (ii)(J)  Investment Advisory Agreement between AMR Investment Services, Inc. and Goldman
                   Sachs & Co., dated July 31, 2000 - (x)

          (ii)(K)  Investment Advisory Agreement between AMR Investment Services, Inc. and J.P.
                   Morgan Investment Management Inc., dated July 31, 2000 - (x)

          (ii)(L)  Investment Advisory Agreement between AMR Investment Services, Inc. and Morgan
                   Stanley Dean Witter Investment Management Inc., dated July 31, 2000 - (x)

          (ii)(M)  Investment Advisory Agreement between AMR Investment Services, Inc. and The
                   Boston Company Asset Management, LLC, dated July 31, 2000 - (x)

          (ii)(N)  Investment Advisory Agreement between AMR Investment Services, Inc. and MW Post
                   Advisory Group, LLC, dated December 29, 2000 - (xi)

          (ii)(O)  Investment Advisory Agreement between AMR Investment Services, Inc. and
                   Metropolitan West Capital Management, LLC, dated November 30, 2000 - (xi)

          (ii)(P)  Investment Advisory Agreement between AMR Investment Services, Inc. and Causeway
                   Capital Management LLC, dated August 31, 2001 - (xv)

          (ii)(Q)  Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley Capital Management, LLC, dated October 9, 2001 - (xv)

          (ii)(R)  Investment Advisory Agreement between AMR Investment Services, Inc. and
                   Independence Investment LLC, dated April 1, 2001 - filed herewith

          (ii)(S)  Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton
                   Investment Counsel, LLC, dated December 31, 2000 - filed herewith

          (ii)(T)  Investment Advisory Agreement between AMR Investment Services, Inc. and
                   Brandywine Asset Management, LLC, dated October 12, 2001 - filed herewith

          (ii)(U)  Securities Lending Management Agreement between American AAdvantage Funds, on behalf of High Yield Bond Fund, and Metropolitan West Securities, Inc., dated
                   July 2, 2001 - filed herewith

          (ii)(V)  Amendment to Securities Lending Management Agreement, dated March 1, 2002 - filed herewith

          (iii)(A) Administrative Services Agreement between the American AAdvantage Funds and AMR
                   Investment Services, Inc., dated November 21, 1997 - (iv)

          (iii)(B) Supplement to Administrative Services Agreement, dated September 1, 1998 - (vi)

          (iii)(C) Supplement to Administrative Services Agreement, dated January 1, 1999 - (vii)

          (iii)(D) Supplement to Administrative Services Agreement, dated March 1, 2000 - (viii)

          (iii)(E) Supplement to Administrative Services Agreement, dated May 19, 2000 - (x)

          (iii)(F) Supplement to Administrative Services Agreement, dated November 16, 2000 - (xi)

          (iii)(G) Supplement to Administrative Services Agreement, dated November 30, 2001 - (xv)

          (iii)(H) Amended and Restated Administrative Services Agreement between the American
                   AAdvantage Funds and AMR Investment Services, Inc., dated March 1, 2002 - filed herewith

          (iv)(A)  Administrative Services Plan for the Platinum Class - (iv)

          (iv)(B)  Administrative Services Plan for the Cash Management Class - filed herewith

          (v)(A)   Administrative Agreement for S&P 500 Index Fund with Bankers Trust Company, dated
                   December 31, 1996 - (iv)

          (v)(B)   Administrative Agreement for S&P 500 Index Fund with State Street Bank & Trust
                   Company, dated March 1, 2000 - (vii)

          (v)(C)   Administrative Agreement for Small Cap Index Fund and International Equity Index
                   Fund, dated July 31, 2000 - (ix)

          (v)(D)   Administrative Agreement for S&P 500 Index Fund with SSgA Funds Management, Inc., dated May 1, 2001 - filed herewith

       (e)(i)      Distribution Agreement among the American AAdvantage Funds, the American
                   AAdvantage Mileage Funds and Brokers Transaction Services, Inc., dated September
                   1, 1995 - (iv)

          (ii)     Distribution Agreement among the American AAdvantage Funds, the American
                   AAdvantage Mileage Funds, the American Select Funds and SWS Financial Services,
                   Inc., dated December 31, 1999 - (viii)

       (f)         Bonus, profit sharing or pension plans - none

       (g)(i)      Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company, dated December 1, 1997 - (v)

          (ii)     Amendment to Custodian Agreement to add Small Cap Value Fund, dated January 1,
                   1999 - (ix)

          (iii)    Form of Amendment to Custodian Agreement to add Large Cap Growth, Emerging
                   Markets, Small Cap Index and International Equity Index series of the American
                   AAdvantage Funds, dated July 31, 2000 - (ix)

          (iv)     Amendment to Custodian Agreement to add High Yield Bond Fund, dated December 29,
                   2000 - (xi)

       (h)(i)      Transfer Agency and Service Agreement between the American AAdvantage Funds and
                   State Street Bank and Trust Company, dated January 1, 1998 - (v)

          (ii)     Amendment to Transfer Agency Agreement to add Small Cap Value Fund, dated January
                   1, 1999 - (ix)

          (iii)    Form of Amendment to Transfer Agency Agreement to add four new AAdvantage Funds, dated July 31, 2000 - (ix)

          (iv)     Amendment to Transfer Agency Agreement to add High Yield Bond Fund, dated
                   December 29, 2000 - (xi)

          (v)      Securities Lending Authorization Agreement between American AAdvantage Funds and
                   State Street Bank and Trust Company, dated January 2, 1998 - (v)

          (vi)     Amendment to Securities Lending Authorization Agreement to add Large Cap Growth
                   Fund and Emerging Markets Fund, dated July 31, 2000 - (xi)

          (vii)    Amendment to Securities Lending Authorization Agreement to add Small Cap Value
                   Fund, dated January 1, 1999 - (xii)

          (viii)   Service Plan Agreement for the American AAdvantage Funds PlanAhead Class, dated
                   August 1, 1994 - (iv)

          (ix)     Credit Agreement between American AAdvantage Funds and AMR Investment Services,
                   Inc., dated December 1, 1999 - (vii)

          (x)      Form of Amendment to Credit Agreement to add Large Cap Growth and Emerging
                   Markets Portfolios and the four AAdvantage Funds, dated July 31, 2000 - (ix)

          (xi)     Amendment to Credit Agreement to add High Yield Bond Portfolio and High Yield
                   Bond Fund, dated December 29, 2000 - (xi)

          (xii)    Administrative Services Agreement among American AAdvantage Funds, American
                   AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services,
                   Inc. and State Street Bank and Trust Company, dated November 29, 1999 - (vii)

          (xiii)   Purchase Agreement between American AAdvantage Funds and John H. Harland Company,
                   dated December 1, 2001 - filed herewith

       (i)         Opinion and consent of counsel - filed herewith

       (j)         Consent of Independent Auditors - filed herewith

       (k)         Financial statements omitted from prospectus - none

       (l)         Letter of investment intent - (iv)

       (m)(i)      Plan pursuant to Rule 12b-1 for the Institutional, PlanAhead and AMR Classes -
                   (iv)

          (ii)     Plan pursuant to Rule 12b-1 for the Platinum Class - (iv)

       (n)(i)      Amended and Restated Plan pursuant to Rule 18f-3 - (iv)

          (ii)     Amended and Restated Plan pursuant to Rule 18f-3, dated December 1, 2001 - filed herewith

       (p)(i)      Codes of Ethics of Registrant, American AAdvantage Mileage Funds, American Select
                   Funds and AMR Investment Services Trust - (ix)

          (ii)     Code of Ethics of AMR Investments - (xiii)

          (iii)    Code of Ethics of Templeton Investment Counsel, LLC - (ix)

          (iv)     Code of Ethics of State Street Master Funds - (ix)

          (v)      Code of Ethics of Merrill Lynch's Asset Management Group - (ix)

          (vi)     Code of Ethics of J.P. Morgan Investment Management Inc. - (ix)

          (vii)    Code of Ethics of Independence Investment Associates, Inc. - (ix)

          (viii)   Code of Ethics of Goldman Sachs Asset Management - (ix)

          (ix)     Code of Ethics of Brandywine Asset Management, Inc. - (ix)

          (x)      Code of Ethics of The Boston Company Asset Management, LLC - (ix)

          (xi)     Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. - (ix)

          (xii)    Code of Ethics of Metropolitan West Capital Management, LLC - (xiii)

          (xiii)   Code of Ethics of MW Post Advisory Group, LLC - (xiii)

          (xiv)    Code of Ethics of Lazard Asset Management - (xiii)

          (xv)     Code of Ethics of Morgan Stanley Investment Management Inc. - (xiii)

          (xvi)    Code of Ethics of Causeway Capital Management LLC - (xv)

          (xvii)   Code of Ethics of Hotchkis and Wiley Capital Management, LLC - (xv)

          (xviii)  Revised Code of Ethics of Causeway Capital Management LLC, dated January 25, 2002
                   - filed herewith

          (xix)    Amended and Restated Code of Ethics of Independence Investment LLC, dated April
                   2, 2001 - filed herewith

          (xx)     Revised Code of Ethics of J.P. Morgan Investment Management Inc., dated October
                   6, 2001 - filed herewith

       Other:      Powers of Attorney for Trustees (Alan D. Feld, Stephen D. O'Sullivan, and
                   Kneeland Youngblood) - (ii)

                   Powers of Attorney for Trustees (R. Gerald Turner and Dee J. Kelly, Jr.) - (xiv)

                   Powers of Attorney for Trustees of the Quantitative Master Series Trust - (xii)

                   Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio -
                   (viii)

                   Powers of Attorney for President of the State Street Equity 500 Index Portfolio -
                   (viii)

-------------------------

* Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.

(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.

(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.

(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.

(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.

(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.

(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.

(vii) Incorporated by reference to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.

(viii) Incorporated by reference to PEA No. 29 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on March 1, 2000.

(ix) Incorporated by reference to PEA No. 32 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 7, 2000.

(x) Incorporated by reference to PEA No. 33 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 11, 2000.

(xi) Incorporated by reference to PEA No. 34 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 29, 2000.

(xii) Incorporated by reference to PEA No. 35 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 28, 2001.

(xiii) Incorporated by reference to PEA No. 36 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on June 20, 2001.

(xiv) Incorporated by reference to PEA No. 37 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 1, 2001.

(xv) Incorporated by reference to PEA No. 38 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on November 30, 2001.